UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2011 (Unaudited)

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund†

Common Stocks 9.8%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 8.0%
Acadia Realty Trust	793	$16,645
Alexander’s, Inc.	47	18,847
Alexandria Real Estate Equities, Inc.	1,572	128,904
American Campus Communities, Inc.	1,772	65,954
Apartment Investment & Management Co., Class A	3,028	82,664
Ascendas Real Estate Investment Trust	48,000	81,290
Ashford Hospitality Trust, Inc.	1,511	16,470
AvalonBay Communities, Inc.	2,225	298,573
Befimmo SCA Sicafi	313	26,339
Beni Stabili SpA	17,939	15,970
BioMed Realty Trust, Inc.	3,061	60,057
Boardwalk Real Estate Investment Trust	700	36,683
Boston Properties, Inc.	3,814	409,471
Brandywine Realty Trust	3,277	39,291
BRE Properties, Inc.	1,871	98,190
British Land Co. PLC	23,474	224,535
BWP Trust	10,203	19,335
Calloway Real Estate Investment Trust	1,400	36,720
Camden Property Trust	1,850	124,079
Canadian Apartment Properties REIT	800	16,403
Canadian Real Estate Investment Trust	1,100	38,419
CapitaCommercial Trust	51,000	59,684
Capital Property Fund	26,554	34,091
Capital Shopping Centres Group PLC	16,730	102,240
CapitaMall Trust	57,000	89,157
CBL & Associates Properties, Inc.	3,453	61,325
CFS Retail Property Trust	43,411	82,466
Champion REIT	51,000	28,122
Charter Hall Office REIT	10,223	37,281
Charter Hall Retail REIT	6,364	21,797
Cofinimmo	311	43,119
Colonial Properties Trust	1,989	42,863
Commonwealth Property Office Fund	60,525	63,230
CommonWealth REIT	1,819	42,965
Corio NV	1,571	95,781
Corporate Office Properties Trust	1,782	55,367
Cousins Properties, Inc.	1,671	14,220
Daiwa Office Investment Corp.	6	20,860
DCT Industrial Trust, Inc.	5,419	29,371
Derwent London PLC	2,548	74,843
Developers Diversified Realty Corp.	5,599	81,801
Dexus Property Group	117,322	111,435
DiamondRock Hospitality Co.	3,708	37,896
Digital Realty Trust, Inc.	2,556	156,453
Douglas Emmett, Inc.	2,964	59,280
Duke Realty Corp.	5,999	84,226
DuPont Fabros Technology, Inc.	1,492	38,031
EastGroup Properties, Inc.	714	31,787
Education Realty Trust, Inc.	1,457	12,792
Equity Lifestyle Properties, Inc.	965	62,879
Equity One, Inc.	1,473	28,576
Equity Residential	7,675	474,468
Essex Property Trust, Inc.	857	120,288
Eurocommercial Properties NV	854	40,860
Extra Space Storage, Inc.	2,141	45,518
Federal Realty Investment Trust	1,680	146,731
FelCor Lodging Trust, Inc.*	2,676	13,755
First Industrial Realty Trust, Inc.*	1,826	21,638
First Potomac Realty Trust	1,019	15,917
Fonciere Des Regions REG	640	62,407
Fountainhead Property Trust	16,677	16,130
Franklin Street Properties Corp.	940	11,853
Frontier Real Estate Investment Corp.	5	45,328
Fukuoka REIT Co.	3	23,245
Gecina SA	496	68,836
General Growth Properties, Inc.	9,892	166,284
Global One Real Estate Investment Corp.	2	17,401
Goodman Group	171,374	127,884
Goodman Property Trust	10,560	9,197
GPT Group	47,954	158,572
Great Portland Estates PLC	8,130	55,368
H&R Real Estate Investment Trust	2,000	45,989
Hammerson PLC	18,334	139,795
HCP, Inc.	10,666	391,762
Health Care REIT, Inc.	4,761	251,286
Healthcare Realty Trust, Inc.	2,195	43,022
Hersha Hospitality Trust	3,264	17,103
Highwoods Properties, Inc.	1,799	61,940
Home Properties, Inc.	1,013	66,372
Hospitality Properties Trust	3,088	77,972
Host Hotels & Resorts, Inc.	17,488	277,185
Inland Real Estate Corp.	1,415	12,480
Investa Office Fund	54,437	38,265
Is Gayrimenkul Yatirim Ortakligi AS	29,160	22,142
Japan Excellent, Inc.	4	19,734
Japan Prime Realty Investment Corp.	18	46,412
Japan Real Estate Investment Corp.	13	130,247
Japan Retail Fund Investment Corp.	42	65,488
Kenedix Realty Investment Corp.	6	22,317
Kilroy Realty Corp.	1,463	56,443
Kimco Realty Corp.	10,334	196,656
Kiwi Income Property Trust	43,088	38,231
Klepierre	2,252	84,203
Land Securities Group PLC	20,447	285,699
LaSalle Hotel Properties	1,826	45,668
Liberty Property Trust	2,816	95,631
Link REIT (The)	55,500	193,927
Macerich Co. (The)	3,218	170,972
Mack-Cali Realty Corp.	2,212	73,593
Mapletree Logistics Trust	32,000	24,442
Mid-America Apartment Communities, Inc.	973	68,879
Mori Hills REIT Investment Corp.	5	16,770
MORI TRUST Sogo Reit, Inc.	4	40,932
Nippon Building Fund, Inc.	15	153,539
Nomura Real Estate Office Fund, Inc.	7	45,916
Orix JREIT, Inc.	7	38,571
Pennsylvania Real Estate Investment Trust	1,017	14,848
Piedmont Office Realty Trust, Inc., Class A	4,617	94,879
Post Properties, Inc.	1,187	50,329
Premier Investment Corp.	3	13,012
Primaris Retail Real Estate Investment Trust	1,300	28,110
Prologis, Inc.	10,173	362,464
PS Business Parks, Inc.	604	34,313
Public Storage	3,685	440,837
Ramco-Gershenson Properties Trust	843	10,344
Regency Centers Corp.	2,118	95,141
RioCan Real Estate Investment Trust	3,600	97,814
SA Corporate Real Estate Fund	20,596	10,445
Segro PLC	17,241	85,254

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust	3,636	$87,046
Shaftesbury PLC	5,988	50,129
Simon Property Group, Inc.	7,501	903,945
SL Green Realty Corp.	2,040	167,321
Societe Immobiliere de Location pour l’Industrie et le Commerce	209	27,121
Sovran Self Storage, Inc.	672	27,250
Sun Communities, Inc.	409	15,652
Sunstone Hotel Investors, Inc.*	2,655	23,656
Suntec Real Estate Investment Trust	61,000	77,691
Tanger Factory Outlet Centers	2,213	60,747
Taubman Centers, Inc.	1,411	84,519
Tokyu REIT, Inc.	4	24,923
Top REIT, Inc.	4	22,190
UDR, Inc.	4,881	128,419
Unibail-Rodamco SE	2,368	527,177
United Urban Investment Corp.	56	67,675
Universal Health Realty Income Trust	268	11,044
U-Store-It Trust	2,015	21,460
Vastned Retail NV	403	27,465
Ventas, Inc.	6,901	373,551
Vornado Realty Trust	4,792	448,292
Washington Real Estate Investment Trust	1,735	55,555
Weingarten Realty Investors	2,908	74,794
Westfield Group	55,329	483,408
Westfield Retail Trust	75,510	202,144

		13,891,004

Real Estate Management & Development 1.8%

	Shares	Market Value
AEON Mall Co., Ltd.	2,100	53,995
AMP NZ Office Ltd.	23,743	17,529
Atrium European Real Estate Ltd.	4,945	31,661
Ayala Land, Inc.	112,200	44,832
Brookfield Asset Management, Inc., Class A	14,600	459,951
Brookfield Office Properties, Inc.	6,545	124,028
CA Immobilien Anlagen AG*	1,938	32,693
Capital & Counties Properties PLC	16,548	50,909
CapitaLand Ltd.	66,000	158,696
Castellum AB	4,812	69,610
Fabege AB	3,784	36,467
First Capital Realty, Inc.	2,400	42,250
Forest City Enterprises, Inc., Class A*	2,916	52,517
Global Logistic Properties Ltd.*	38,000	63,619
Globe Trade Centre SA*	4,545	26,873
Grainger PLC	5,566	10,744
Hang Lung Group Ltd.	21,000	126,336
Hang Lung Properties Ltd.	55,000	202,862
Hongkong Land Holdings Ltd.	31,000	207,954
Hysan Development Co., Ltd.	17,000	79,668
Immofinanz AG*	25,476	98,243
IVG Immobilien AG*	2,735	18,810
Kerry Properties Ltd.	16,500	79,812
Kungsleden AB	3,435	31,546
Mitsui Fudosan Co., Ltd.	23,000	439,444
NTT Urban Development Corp.	33	30,226
PSP Swiss Property AG*	863	87,358
SM Prime Holdings, Inc.	156,600	42,878
SP Setia Bhd	31,100	40,852
Swiss Prime Site AG	1,336	122,558
Tokyu Land Corp.	13,000	61,030
Wheelock & Co., Ltd.	20,000	85,883

		3,031,834

Total Common Stocks (cost $17,243,368)		16,922,838

Sovereign Bond 16.6%

	Principal Amount	Market Value

GERMANY 16.6%
Bundesrepublik Deutschland, 4.25%, 07/04/17	EUR 17,740,000	28,721,796

Total Sovereign Bond (cost $28,403,021)		28,721,796

U.S. Treasury Bonds 7.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds 0.13%, 04/15/16	$245,000	$261,880
0.50%, 04/15/15	370,000	408,461
0.63%, 04/15/13	265,000	292,641
1.13%, 01/15/21(b)	645,000	717,745
1.25%, 04/15/14	270,000	308,194
1.25%, 07/15/20(b)	570,000	646,931
1.38%, 07/15/18	260,000	304,121
1.38%, 01/15/20	335,000	387,850
1.63%, 01/15/15	335,000	435,340
1.63%, 01/15/18	290,000	353,021
1.75%, 01/15/28	275,000	332,490
1.88%, 07/15/13	350,000	458,766
1.88%, 07/15/15	300,000	389,953
1.88%, 07/15/19	265,000	323,302
2.00%, 01/15/14	370,000	490,835
2.00%, 07/15/14	335,000	441,653
2.00%, 01/15/16	300,000	386,242
2.00%, 01/15/26	350,000	462,196
2.13%, 01/15/19	260,000	319,841
2.13%, 02/15/40	265,000	326,003
2.13%, 02/15/41	295,000	358,708
2.38%, 01/15/17	300,000	391,533
2.38%, 01/15/25	490,000	712,816
2.38%, 01/15/27	290,000	394,906
2.50%, 07/15/16	350,000	456,721
2.50%, 01/15/29	250,000	326,184
2.63%, 07/15/17	245,000	318,011
3.00%, 07/15/12(b)	405,000	528,588
3.38%, 04/15/32	90,000	162,623
3.63%, 04/15/28	295,000	576,125
3.88%, 04/15/29	340,000	681,331

Total U.S. Treasury Bonds (cost $12,738,148)		12,955,011

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

Commodity-Linked Notes 8.7%

	Principal Amount	Market Value
Bank of America Corp., Commodity Note, one-month U.S. Dollar LIBOR -0.10% due 09/27/12 (indexed to the Dow Jones-UBS Commodity Index Total Return)(a)(c)(d)	$5,000,000	$4,837,280
Citigroup Funding, Inc., Commodity Note, one-month U.S. LIBOR -0.25% due 09/27/12 (indexed to the Dow Jones-UBS Commodity Index Total Return)(a)(c)(d)	5,000,000	4,837,363

UBS Commodity Note, one-month U.S. Dollar LIBOR due 09/27/12 (indexed to the Dow Jones-UBS Commodity Index Total Return)(a)(c)(d)	5,000,000	4,836,873
UBS Commodity Note, one-month U.S. Dollar LIBOR due 09/27/12 (indexed to the Dow Jones-UBS Commodity Index Total Return)(a)(c)(d)	500,000	472,188

Total Commodity-Linked Notes (cost $15,500,000)		14,983,704

Purchased Options 0.0%††

	Number of Contracts	Market Value
Call Options 0.0%††
KLCI Index, Expires 08/29/11, Strike price MYR 1,557.92*	56	$17,870
KOSPI 200 Index, Expires 09/08/11, Strike price KRW 281.17*	32	81,879
SET50 Index, Expires 09/29/11, Strike price THB 794.22*	30	22,469

Total Purchased Options (Cost $9,878)		122,218

Mutual Fund 65.9%

	Shares	Market Value
Money Market Fund 65.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06%(e)	114,090,305	114,090,305

Total Mutual Fund (cost $114,090,305)		114,090,305

Total Investments (cost $187,984,720) (f) — 108.5%		187,795,872
Liabilities in excess of other assets — (8.5)%		(14,654,113)

NET ASSETS — 100.0%		$173,141,759

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $5,309,061 which represents 3.07% of net assets.
(d)	Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(e)	Represents 7-day effective yield as of July 31, 2011.
(f)	At July 31, 2011, the tax basis cost of the Fund’s Investment was $187,987,055, tax unrealized appreciation and depreciation were $690,837 and $(882,020), respectively.
†	The Fund commenced operations on July 26, 2011.
††	Amount rounds to less than 0.01%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
EUR	Euro
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
Ltd.	Limited
MYR	Malaysian Ringgit
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company
THB	Thailand Baht

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

At July 31, 2011, the Fund’s open written options contracts were as follows:

Put Options

Number of Contracts	Description	Counterparty	Expiration Date	Premium Paid/ (Received)	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
56	KLCI Index (Strike price MYR 1,557.92)	Credit Suisse International	08/29/11	$—	$(28,479)	$(28,479)
32	KOSPI 200 Index (Strike price KRW 281.17)	Credit Suisse International	09/08/11	—	(131,176)	(131,176)
30	SET50 Index (Strike price THB 794.22)	Credit Suisse International	09/29/11	(163)	(26,359)	(26,196)

				$(163)	$(186,014)	$(185,851)

At July 31, 2011, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues – sell protection(1)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount(2)	Implied Credit Spread as of July 31, 2011(3)	Termination Date	Upfront Premium Paid/ (Received)(4)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Republic of Colombia	1.00%	$200,000	1.111%	09/20/16	$(1,169)	$301
Credit Suisse International	United Mexican States	1.00	100,000	1.111	09/20/16	(535)	101
Credit Suisse International	United Mexican States	1.00	2,400,000	1.111	09/20/16	(13,447)	3,042
Credit Suisse International	Republic of Panama	1.00	100,000	1.029	09/20/16	(97)	66
Credit Suisse International	Republic of Peru	1.00	800,000	1.238	09/20/16	(9,700)	1,244
Credit Suisse International	Russia Foreign Bond	1.00	1,800,000	1.431	09/20/16	(39,875)	3,990
Credit Suisse International	Russia Foreign Bond	1.00	100,000	1.431	09/20/16	(2,068)	74
Credit Suisse International	Republic of Turkey	1.00	2,100,000	1.936	09/20/16	(91,617)	(648)
Credit Suisse International	Republic of Turkey	1.00	100,000	1.936	09/20/16	(4,260)	(133)
Credit Suisse International	Republic of Venezuela	5.00	1,300,000	9.553	09/20/16	(232,050)	14,270
Credit Suisse International	Republic of Venezuela	5.00	100,000	9.553	09/20/16	(17,472)	720
Deutsche Bank	Federal Republic of Brazil	1.00	1,200,000	1.141	09/20/16	(7,888)	915
Deutsche Bank	Republic of Panama	1.00	1,100,000	1.029	09/20/16	(1,612)	1,265
UBS AG	Republic of Indonesia	1.00	1,300,000	1.337	09/20/16	(21,745)	1,712
UBS AG	Republic of Philippines	1.00	600,000	1.322	09/20/16	(9,754)	943
UBS AG	Republic of Philippines	1.00	100,000	1.322	09/20/16	(1,575)	106

						$(454,864)	$27,968

Credit default swaps on credit indices – sell protection(1)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount(2)	Implied Credit Spread as of July 31, 2011(3)	Termination Date	Upfront Premium Paid/ (Received)(4)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Markit CDX North America High Yield Index Series 16	5.00%	$9,500,000	4.938%	06/20/16	$118,484	$(41,692)
Credit Suisse International	Markit CDX North America High Yield Index Series 16	5.00	300,000	4.938	06/20/16	3,750	(1,325)

						$122,234	$(43,017)

(1)	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of the individual swap contracts.
(2)	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
(3)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	Upfront premiums generally related to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2011, the Fund had $400,000 segregated as collateral with UBS AG for open credit default swap contracts.

Equity swaps

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Credit Suisse International	Bovespa Index	08/22/11	BRL	6,888,431	$(97,460)
Credit Suisse International	ISE 30 Index	08/26/11	TRY	860,439	8,198
Credit Suisse International	RTS Index	09/15/11		$2,021,337	(18,598)
Credit Suisse International	WIG20 Index	09/20/11	PLN	1,390,900	(413)

					$(108,273)

At July 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
8	Australian 10 Year Bond Future	09/15/11	$961,502	$8,326
15	Canadian 10 Year Bond Future	09/21/11	2,001,989	25,056
52	FTSE/JSE Top 40 Future	09/15/11	2,156,798	(75,596)
61	H-Shares Index Future	08/30/11	4,829,517	(46,814)
10	Japan 10 Year Bond Treasury Future	09/08/11	18,423,069	32,422
16	Long Gilt Future	09/28/11	3,285,264	44,867
47	Mexican Bolsa Index Future	09/15/11	1,446,003	16,400
105	MSCI Taiwan Index Future	08/30/11	3,145,800	(13,252)
184	SGX S&P CNX Nifty Future	08/25/11	2,020,504	(76,957)
138	U.S. 10 Year Note Future	09/21/11	17,344,875	213,960

			$55,615,321	$128,412

At July 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Deutsche Bank Securities, Inc.	09/21/11	1,400,000	$1,507,044	$1,527,960	$20,916
Brazilian Real	Deutsche Bank Securities, Inc.	09/02/11	6,800,000	4,391,063	4,349,174	(41,889)
Brazilian Real	Societe Generale	09/02/11	200,000	129,997	127,917	(2,080)
British Pound	Deutsche Bank Securities, Inc.	09/21/11	1,750,000	2,847,617	2,871,079	23,462
British Pound	Societe Generale	09/21/11	62,500	102,409	102,539	130
Canadian Dollar	Societe Generale	09/21/11	100,000	105,836	104,546	(1,290)
Canadian Dollar	Deutsche Bank Securities, Inc.	09/21/11	2,300,000	2,428,441	2,404,559	(23,882)
Czech Republic Koruna	Deutsche Bank Securities, Inc.	09/21/11	6,600,000	387,723	392,133	4,410
Hong Kong Dollar	Societe Generale	09/21/11	1,300,000	166,928	166,853	(75)
Hong Kong Dollar	Deutsche Bank Securities, Inc.	09/21/11	43,600,000	5,597,587	5,595,997	(1,590)
Hungarian Forint	Deutsche Bank Securities, Inc.	09/21/11	39,200,000	207,041	207,575	534
Indian Rupee	Deutsche Bank Securities, Inc.	09/21/11	118,800,000	2,663,677	2,663,397	(280)
Indian Rupee	Societe Generale	09/21/11	4,400,000	99,345	98,644	(701)
Japanese Yen	Societe Generale	09/21/11	37,500,000	480,788	487,420	6,632
Japanese Yen	Deutsche Bank Securities, Inc.	09/21/11	1,025,000,000	13,084,661	13,322,796	238,135
Korean Won	Societe Generale	09/21/11	93,700,000	88,925	88,545	(380)
Korean Won	Deutsche Bank Securities, Inc.	09/21/11	4,122,800,000	3,898,998	3,895,993	(3,005)
Malaysian Ringgit	Deutsche Bank Securities, Inc.	09/21/11	3,900,000	1,311,585	1,308,975	(2,610)
Mexican Peso	Societe Generale	09/21/11	1,100,000	94,276	93,276	(1,000)
Mexican Peso	Deutsche Bank Securities, Inc.	09/21/11	18,700,000	1,596,830	1,585,698	(11,132)
Norwegian Krone	Deutsche Bank Securities, Inc.	09/21/11	4,000,000	736,248	740,522	4,274
Polish Zlotych	Deutsche Bank Securities, Inc.	09/21/11	1,800,000	639,977	643,479	3,502
South African Rand	Deutsche Bank Securities, Inc.	09/21/11	12,600,000	1,846,329	1,871,175	24,846
South African Rand	Societe Generale	09/21/11	700,000	104,167	103,954	(213)
Swedish Krona	Deutsche Bank Securities, Inc.	09/21/11	8,000,000	1,258,951	1,268,071	9,120
Swiss Franc	Deutsche Bank Securities, Inc.	09/21/11	875,000	1,085,784	1,112,595	26,811
Taiwan Dollar	Deutsche Bank Securities, Inc.	09/21/11	99,000,000	3,453,689	3,434,618	(19,071)
Taiwan Dollar	Societe Generale	09/21/11	3,300,000	115,223	114,487	(736)
Thailand Baht	Deutsche Bank Securities, Inc.	09/21/11	21,000,000	703,871	700,965	(2,906)

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

Currency	Counterparty	Delivery date	Currency Received	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Turkish Lira	Deutsche Bank Securities, Inc.	09/21/11	200,000	114,821	117,247	2,426

Total Long Contracts				$51,249,831	$51,502,189	$252,358

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Real Estate Investment Trusts	$9,000,426	$4,890,578	$—	$13,891,004
Real Estate Management & Development	881,608	2,150,226	—	3,031,834

Total Common Stocks	$9,882,034	$7,040,804	$—	$16,922,838

Commodity-Linked Notes	—	14,983,704	—	14,983,704
Forward Foreign Currency Contracts	—	365,198	—	365,198
Futures Contracts	341,031	—	—	341,031
Mutual Fund	114,090,305	—	—	114,090,305
Purchased Options	—	122,218	—	122,218
Sovereign Bond	—	28,721,796	—	28,721,796
Swap Contracts	8,198	79,217	—	87,415
U.S. Treasury Bonds	—	12,955,011	—	12,955,011

Total Assets	$124,321,568	$64,267,948	$—	$188,589,516

Liabilities:
Forward Foreign Currency Contracts	$—	$(112,840)	$—	$(112,840)
Futures Contracts	(212,619)	—	—	(212,619)
Swap Contracts	(116,471)	(426,896)	—	(543,367)
Written Options	—	(186,014)	—	(186,014)

Total Liabilities	$(329,090)	$(725,750)	$—	$(1,054,840)

Total	$123,992,478	$63,542,198	$—	$187,534,676

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, futures and forward foreign currency contracts.

Options

The Fund may purchase and/or write put and call options on indices, and may enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund generally intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (the “SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Credit Default Swaps

The Fund may enter into credit default swap contracts. The Fund uses credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate or sovereign debt securities.

As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, the Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

As the purchaser in a credit default swap contract, the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Equity Swaps

The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract would be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Alternatives Allocation Fund

The Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2011

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$16,400
Interest rate risk	Unrealized appreciation from futures contracts	324,631
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	365,198
Swap Contracts
Credit risk	Swaps, at value	79,217
Equity risk	Swaps, at value	8,198

Total		$793,644

Liabilities:		Fair Value
Written Options
Equity risk	Written options, at value	$(186,014)
Swap Contracts
Credit risk	Swaps, at value	(426,896)
Equity risk	Swaps, at value	(116,471)
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(212,619)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	(112,840)

Total		$(1,054,840)

The Statement of Investments should be read in conjunction with the Prospectus and Statement of Additional Information.

9

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 1.2%

	Principal Amount	Market Value
Other 1.2%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$523,765	$450,800
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	590,306	579,968

		1,030,768

Total Asset-Backed Securities (cost $1,114,052)		1,030,768

Collateralized Mortgage Obligations 18.9%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	401,392	409,267
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	731,658	729,983
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	979,707	698,436
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	781,824	768,761
Fannie Mae REMICS
Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,257,584
Series 2009-42, Class AP, 4.50%, 03/25/39	3,689,678	3,935,443
Government National Mortgage Association, Series 2010-61, Class PC, 4.50%, 02/20/37	6,000,000	6,558,347
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	938,887	845,023
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	464,537	468,361

Total Collateralized Mortgage Obligations (cost $16,340,973)		16,671,205

Commercial Mortgage Backed Securities 5.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc.,Series 2005-6, Class AM 5.19%, 09/10/47(a)	$1,000,000	$1,044,501
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(a)	1,000,000	1,049,997
Credit Suisse Mortgage Capital Certificates,Series 2007-C5, Class A3 5.69%, 09/15/40(a)	1,000,000	1,056,835
GS Mortgage Securities Corp. II,Series 2006-GG8, Class AM 5.59%, 11/10/39	1,000,000	983,545
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.44%, 11/15/30(a)	1,000,000	1,031,002

Total Commercial Mortgage Backed Securities (cost $5,035,311)		5,165,880

Corporate Bonds 39.6%

	Principal Amount	Market Value

Air Freight & Logistics 0.9%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	727,677	786,994

Airlines 0.7%
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	649,270	646,868

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,303,084

Capital Markets 1.2%
Morgan Stanley, 5.50%, 07/28/21	1,000,000	1,030,752

Chemicals 2.0%
Cytec Industries, Inc., 8.95%, 07/01/17	700,000	886,714
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	892,432

		1,779,146

Commercial Banks 5.5%
Bank of America NA, 6.10%, 06/15/17	1,000,000	1,085,493
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	804,580
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	1,053,351

Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	982,543
Sovereign Bank, 8.75%, 05/30/18	750,000	891,611

		4,817,578

Computers & Peripherals 1.1%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	940,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)

Diversified Financial Services 5.1%
General Electric Capital Corp., 5.30%, 02/11/21	500,000	532,970
JPMorgan Chase & Co., 5.25%, 05/01/15	1,000,000	1,092,134
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,071,900
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	706,315
Xstrata Finance Canada Ltd., 6.90%, 11/15/37(c)	1,000,000	1,130,129

		4,533,448

Diversified Telecommunication Services 2.0%
Qwest Corp., 6.88%, 09/15/33	1,000,000	990,000
Telstra Corp. Ltd., 4.80%, 10/12/21(c)	750,000	770,470

		1,760,470

Electric Utilities 1.0%
Nisource Finance Corp., 6.13%, 03/01/22	750,000	852,802

Energy Equipment & Services 1.3%
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,137,808

Food & Staples Retailing 1.2%
CVS Pass-Through Trust, 6.94%, 01/10/30	923,844	1,049,081

Insurance 3.5%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(c)	1,000,000	1,093,260
Oil Insurance Ltd., 3.23%, 09/06/11(c)(d)	1,000,000	921,710
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,058,739

		3,073,709

Machinery 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,329,841

Media 1.3%
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,190,974

Metals & Mining 0.8%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	739,320

Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	964,303
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	1,000,000	1,150,495
NuStar Logistics LP, 4.80%, 09/01/20	750,000	781,752
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,203,274
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,088,365

		5,188,189

Paper & Forest Products 1.1%
Stora Enso OYJ, 7.25%, 04/15/36(c)	1,000,000	935,000

Real Estate Investment Trusts (REITs) 1.2%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,107,129

Tobacco 0.8%
Reynolds American, Inc., 7.63%, 06/01/16	600,000	731,423

Total Corporate Bonds (cost $32,371,554)		34,934,416

Municipal Bonds 1.6%

	Principal Amount	Market Value
Illinois 0.8%
City of Chicago, 7.78%, 01/01/35	600,000	724,368

Iowa 0.8%
Tobacco Settlement Authority, Series A,6.50%, 06/01/23	695,000	655,559

Total Municipal Bonds (cost $1,295,000)		1,379,927

U.S. Government Mortgage Backed Agencies 7.8%
	Principal Amount	Market Value
Fannie Mae Pool
Pool# 383661 6.62%, 06/01/16	$1,712,546	$1,947,195
Pool# 386905 5.00%, 04/01/19	884,283	966,867
Pool# AA6943 4.50%, 05/01/39	2,333,097	2,439,857
Freddie Mac Gold Pool
Pool# E01443, 3.50%, 07/01/18	1,415,970	1,480,766

Total U.S. Government Mortgage Backed Agencies (cost $6,315,756)		6,834,685

U.S. Government Sponsored & Agency Obligation 4.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	4,000,000	4,027,224

Total U.S. Government Sponsored & Agency Obligation (cost $4,007,641)		4,027,224

U.S. Treasury Bonds 7.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,979,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Fund

U.S. Treasury Bonds (Continued)

	Principal Amount	Market Value
2.13%, 01/15/19	2,000,000	2,460,313

Total U.S. Treasury Bonds (cost $6,001,094)		6,440,059

U.S. Treasury Note 10.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.50%, 11/15/13	9,000,000	9,022,500

Total U.S. Treasury Note (cost $8,936,659)		9,022,500

Yankee Dollar 0.9%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.9%
Nexen, Inc., 6.40%, 05/15/37	$750,000	$807,945

Total Yankee Dollar (cost $762,843)		807,945

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (e)	1,186,029	$1,186,029

Total Mutual Fund (cost $1,186,029)		1,186,029

Total Investments (cost $83,366,912) (f) — 99.3%		87,500,638

Other assets in excess of liabilities — 0.7%		621,625

NET ASSETS — 100.0%		$88,122,263

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2011.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $7,625,783 which represents 8.65% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of July 31, 2011.
(f)	At July 31, 2011, the tax basis cost of the Fund’s investments was $83,366,912, tax unrealized appreciation and depreciation were $4,665,234 and $(531,508), respectively.

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,030,768	$—	$1,030,768
Collateralized Mortgage Obligations	—	16,671,205	—	16,671,205
Commercial Mortgage Backed Securities	—	5,165,880	—	5,165,880
Corporate Bonds	—	34,934,416	—	34,934,416
Municipal Bonds	—	1,379,927	—	1,379,927
Mutual Fund	1,186,029	—	—	1,186,029
U.S. Government Mortgage Backed Agencies	—	6,834,685	—	6,834,685
U.S. Government Sponsored & Agency Obligation	—	4,027,224	—	4,027,224
U.S. Treasury Bonds	—	6,440,059	—	6,440,059
U.S. Treasury Note	—	9,022,500	—	9,022,500
Yankee Dollar	—	807,945	—	807,945

Total	$1,186,029	$86,314,609	$—	$87,500,638

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.1%
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,000,000	$1,003,185

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	868,915

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	289,164

Total Asset-Backed Securities (cost $2,134,621)		2,161,264

Commercial Mortgage Backed Securities 2.2%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	$1,000,000	$1,022,872
Series 2006-6, Class A4, 5.36%, 10/10/45	1,330,000	1,437,514
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,762,096
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,281,923
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.07%, 12/10/49(a)	2,320,000	2,566,975
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,000,000	2,161,577
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.82%, 05/15/46(a)	1,490,000	1,622,744
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	2,133,000	2,233,619
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,584,680
Series 2006-LDP7, Class A4, 5.88%, 04/15/45(a)	1,000,000	1,115,153
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,136,881
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	293,585
Series 2007-LD12, Class A2, 5.83%, 02/15/51	1,525,000	1,561,608
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	2,161,000	2,294,640
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	1,685,942	1,768,782
Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	1,900,000	2,104,334
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,395,000	1,522,765

Total Commercial Mortgage Backed Securities (cost $24,436,262)		28,471,748

Corporate Bonds 21.0%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	$600,000	$671,054
General Dynamics Corp. 4.25%, 05/15/13	175,000	186,563
3.88%, 07/15/21	250,000	259,029
Goodrich Corp. 6.29%, 07/01/16	171,000	202,004
6.80%, 07/01/36	129,000	157,905
Honeywell International, Inc. 5.40%, 03/15/16	440,000	509,671
5.30%, 03/01/18	605,000	692,705
L-3 Communications Corp., 4.95%, 02/15/21	100,000	104,378
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	196,000	223,506
Lockheed Martin Corp., 5.72%, 06/01/40(b)	150,000	162,116
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	490,248
Raytheon Co. 6.40%, 12/15/18	144,000	174,833
3.13%, 10/15/20	250,000	242,040
7.00%, 11/01/28	92,000	114,715
Rockwell Collins, Inc. 4.75%, 12/01/13	205,000	219,989
5.25%, 07/15/19	70,000	78,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
United Technologies Corp. 4.88%, 05/01/15	$460,000	$517,757
4.50%, 04/15/20	250,000	273,050
6.13%, 07/15/38	400,000	472,389

		5,752,522

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	113,047
8.38%, 04/01/30(c)	123,000	169,280
United Parcel Service, Inc. 3.13%, 01/15/21	400,000	396,824
6.20%, 01/15/38	205,000	248,893

		928,044

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	103,000	112,306

Auto Components 0.0%†
Johnson Controls, Inc. 4.88%, 09/15/13	123,000	132,470
1.75%, 03/01/14	400,000	405,668
4.25%, 03/01/21	100,000	103,313

		641,451

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	338,000	375,565

Beverages 0.5%
Anheuser-Busch Cos., Inc. 4.38%, 01/15/13	21,000	22,016
5.00%, 03/01/19	164,000	183,032
5.75%, 04/01/36	151,000	166,778
6.00%, 11/01/41	103,000	116,908
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	500,000	651,542
5.38%, 01/15/20	600,000	690,048
5.00%, 04/15/20	200,000	224,508
Bottling Group LLC, 4.63%, 11/15/12	287,000	301,932
Coca-Cola Co. (The), 3.15%, 11/15/20	450,000	446,298
Coca-Cola Enterprises, Inc., 7.38%, 03/03/14	328,000	381,726
Diageo Capital PLC, 5.50%, 09/30/16	300,000	344,890
Diageo Finance BV, 5.30%, 10/28/15	451,000	515,328
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	144,000	188,087
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	233,606
PepsiCo, Inc. 2.50%, 05/10/16	700,000	720,411
7.90%, 11/01/18	500,000	658,314
3.13%, 11/01/20	200,000	195,615

		6,041,039

Biotechnology 0.1%
Amgen, Inc. 2.30%, 06/15/16	200,000	202,880
3.45%, 10/01/20	600,000	590,568
6.40%, 02/01/39	300,000	352,008
Celgene Corp., 3.95%, 10/15/20	250,000	250,890
Genentech, Inc., 5.25%, 07/15/35	62,000	64,466
Gilead Sciences, Inc., 4.50%, 04/01/21	100,000	104,353

		1,565,165

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	121,932

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	110,135
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	300,000	324,579
2.30%, 07/28/16	450,000	453,855
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	256,000	283,707
5.30%, 10/30/15	123,000	135,741
4.65%, 07/02/18	246,000	262,563
Credit Suisse Guernsey, 5.86%, 05/15/17(d)	300,000	279,000
Credit Suisse USA, Inc. 5.13%, 01/15/14	119,000	129,989
5.85%, 08/16/16	300,000	343,030
7.13%, 07/15/32	395,000	480,010
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	605,000	646,906
5.13%, 01/15/15	461,000	498,723
5.35%, 01/15/16	453,000	491,173
3.63%, 02/07/16	1,180,000	1,194,565
5.63%, 01/15/17	850,000	908,948
6.00%, 06/15/20	500,000	542,393
5.25%, 07/27/21	400,000	408,316
6.13%, 02/15/33	450,000	460,194
6.75%, 10/01/37	700,000	700,171
Jefferies Group, Inc. 6.88%, 04/15/21	250,000	274,502
6.25%, 01/15/36	123,000	118,280
Mellon Funding Corp., 5.00%, 12/01/14	185,000	204,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley 5.30%, 03/01/13	$461,000	$485,952
2.88%, 01/24/14	400,000	407,884
4.75%, 04/01/14	410,000	427,990
3.45%, 11/02/15(e)	200,000	200,794
3.80%, 04/29/16	200,000	201,390
5.45%, 01/09/17	1,345,000	1,445,606
7.30%, 05/13/19	400,000	459,948
5.63%, 09/23/19	800,000	834,509
5.50%, 07/28/21	150,000	154,613
7.25%, 04/01/32	226,000	266,442
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	360,154
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	225,555
State Street Corp., 4.38%, 03/07/21	300,000	312,942
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(d)	225,000	218,250

		15,253,412

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	89,885
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	126,689
Dow Chemical Co. (The) 6.00%, 10/01/12	310,000	327,907
5.90%, 02/15/15	200,000	227,889
4.25%, 11/15/20	300,000	307,322
9.40%, 05/15/39	200,000	312,907
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	515,000	593,580
4.90%, 01/15/41	400,000	401,419
Lubrizol Corp. 5.50%, 10/01/14	196,000	220,768
6.50%, 10/01/34	103,000	121,925
Praxair, Inc. 3.95%, 06/01/13	123,000	130,413
4.05%, 03/15/21	150,000	157,646

		3,018,350

Commercial Banks 1.8%
BAC Capital Trust XI, 6.63%, 05/23/36	250,000	240,794
Bank of America NA 6.00%, 06/15/16	205,000	220,909
5.30%, 03/15/17	500,000	516,425
Bank of Montreal, 1.75%, 04/29/14	400,000	407,320
Bank of Nova Scotia, 2.90%, 03/29/16	900,000	934,683
Bank One Corp. 5.25%, 01/30/13	103,000	109,111
8.00%, 04/29/27	202,000	254,035
Barclays Bank PLC, 5.14%, 10/14/20	1,000,000	955,229
BB&T Corp. 4.75%, 10/01/12	164,000	171,091
2.05%, 04/28/14	300,000	305,532
3.20%, 03/15/16	500,000	516,699
BNP Paribas, 3.60%, 02/23/16	750,000	762,034
Comerica, Inc., 4.80%, 05/01/15	123,000	131,963
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.25%, 05/24/41	125,000	128,099
Credit Suisse New York, 4.38%, 08/05/20	1,000,000	993,530
Discover Bank, 7.00%, 04/15/20	300,000	338,651
Eksportfinans ASA 2.38%, 05/25/16	100,000	102,136
5.50%, 05/25/16	267,000	310,212
Fifth Third Bancorp, 3.63%, 01/25/16	150,000	153,786
HSBC Bank USA NA 4.63%, 04/01/14	410,000	438,297
5.88%, 11/01/34	498,000	505,427
5.63%, 08/15/35	250,000	245,089
HSBC Holdings PLC 6.50%, 05/02/36	500,000	520,282
6.50%, 09/15/37	300,000	311,662
JPMorgan Chase Bank NA 5.88%, 06/13/16	308,000	342,928
6.00%, 07/05/17	1,030,000	1,162,043
6.00%, 10/01/17	750,000	844,744
KeyBank NA 5.70%, 08/15/12	185,000	193,425
5.80%, 07/01/14	103,000	113,798
KeyCorp, 5.10%, 03/24/21	150,000	156,933
Korea Development Bank 5.75%, 09/10/13	82,000	88,555
3.25%, 03/09/16	500,000	504,509
Lloyds TSB Bank PLC, 6.38%, 01/21/21	400,000	421,838
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	117,024
National City Corp., 4.90%, 01/15/15	246,000	269,769
PNC Funding Corp. 5.25%, 11/15/15	246,000	271,329
5.13%, 02/08/20	400,000	436,327
Royal Bank Of Scotland Group PLC, 5.00%, 11/12/13	100,000	100,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Royal Bank of Scotland PLC (The) 3.95%, 09/21/15	$500,000	$501,534
4.38%, 03/16/16	500,000	505,336
Sovereign Bank, 5.13%, 03/15/13	200,000	207,441
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	153,925
UBS AG/Stamford CT 5.88%, 07/15/16	679,000	747,871
5.88%, 12/20/17	250,000	279,016
UnionBanCal Corp., 5.25%, 12/16/13	144,000	156,317
US Bancorp 1.38%, 09/13/13	500,000	504,388
4.13%, 05/24/21	100,000	102,776
US Bank NA 4.95%, 10/30/14	185,000	204,004
4.80%, 04/15/15	92,000	101,355
Wachovia Bank NA 5.60%, 03/15/16	492,000	542,552
6.60%, 01/15/38	675,000	779,184
Wachovia Corp., 4.88%, 02/15/14	127,000	135,975
Wells Fargo & Co. 3.68%, 06/15/16	550,000	577,715
5.13%, 09/15/16	144,000	156,289
4.60%, 04/01/21	1,000,000	1,040,881
5.38%, 02/07/35	318,000	330,475
Wells Fargo Capital X, 5.95%, 12/15/36	350,000	351,936
Wells Fargo Capital XIII, 7.70%, 03/26/13(d)	325,000	335,156
Westpac Banking Corp. 2.10%, 08/02/13	250,000	254,407
4.20%, 02/27/15	500,000	533,975

		23,099,146

Commercial Services & Supplies 0.2%
Block Financial LLC, 7.88%, 01/15/13	100,000	106,577
Cintas Corp. No 2, 4.30%, 06/01/21	100,000	103,209
Pitney Bowes, Inc. 4.75%, 01/15/16	205,000	219,944
4.75%, 05/15/18	62,000	65,100
Republic Services, Inc., 5.25%, 11/15/21	600,000	653,545
Science Applications International Corp., 5.50%, 07/01/33	123,000	125,918
Waste Management, Inc. 6.38%, 11/15/12	144,000	153,804
6.38%, 03/11/15	800,000	924,531
7.00%, 07/15/28	113,000	135,483

		2,488,111

Communications Equipment 0.3%
Cisco Systems, Inc. 1.63%, 03/14/14	150,000	152,529
5.50%, 02/22/16	750,000	867,643
4.95%, 02/15/19	835,000	933,129
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	500,000	526,191
4.60%, 02/15/21	750,000	780,357
Motorola, Inc., 7.50%, 05/15/25	144,000	176,237
Nokia OYJ, 5.38%, 05/15/19	100,000	98,075

		3,534,161

Computers & Peripherals 0.1%
Dell, Inc. 4.63%, 04/01/21(e)	500,000	527,563
7.10%, 04/15/28	144,000	171,281
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	303,995
5.50%, 03/01/18	835,000	959,665

		1,962,504

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	520,848
Lafarge SA, 6.50%, 07/15/16	185,000	202,641

		723,489

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	837,000	891,682
6.15%, 08/28/17	125,000	144,164
8.13%, 05/20/19	600,000	770,231
6.80%, 09/01/66(a)	210,000	216,300
American Express Credit Corp., 2.75%, 09/15/15	400,000	405,445
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	446,808
Capital One Financial Corp., 5.25%, 02/21/17	211,000	232,066
Caterpillar Financial Services Corp. 6.13%, 02/17/14	700,000	789,522
5.50%, 03/15/16	205,000	237,586
FIA Card Services NA, 7.13%, 11/15/12	140,000	149,020
HSBC Finance Corp., 6.68%, 01/15/21(b)	606,000	641,784
SLM Corp., Series A, 5.38%, 05/15/14	759,000	786,664
SLM Corp., 8.45%, 06/15/18	150,000	167,709
Toyota Motor Credit Corp., 4.50%, 06/17/20	250,000	267,087

		6,146,068

Diversified Financial Services 3.2%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,000,000	1,148,795
Associates Corp of North America, 6.95%, 11/01/18	236,000	272,443
AXA Financial, Inc., 7.00%, 04/01/28	92,000	101,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Bank of America Corp. 4.88%, 09/15/12	$201,000	$208,290
4.88%, 01/15/13	451,000	469,871
4.75%, 08/01/15	431,000	455,233
5.25%, 12/01/15	513,000	543,913
5.63%, 10/14/16	440,000	471,774
5.63%, 07/01/20	250,000	259,782
5.00%, 05/13/21	500,000	494,898
Bank of America Corp., Series L, 5.65%, 05/01/18	3,635,000	3,846,757
Boeing Capital Corp., 2.90%, 08/15/18	600,000	602,618
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	109,491
Capital One Capital III, 7.69%, 08/15/36	175,000	178,938
Capital One Capital IV, 6.75%, 02/17/37(a)	135,000	135,675
Citigroup Funding, Inc., 2.25%, 12/10/12	4,550,000	4,673,055
Citigroup, Inc. 5.63%, 08/27/12	205,000	213,436
5.50%, 10/15/14	1,100,000	1,199,419
5.30%, 01/07/16	1,321,000	1,446,758
3.95%, 06/15/16	675,000	701,486
5.85%, 08/02/16	287,000	318,814
6.13%, 11/21/17	500,000	560,451
5.38%, 08/09/20	500,000	533,924
6.63%, 06/15/32	232,000	245,200
5.88%, 02/22/33	82,000	79,068
5.85%, 12/11/34	375,000	379,417
5.88%, 05/29/37	200,000	202,594
Deutsche Bank AG, 4.88%, 05/20/13	1,000,000	1,059,530
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	132,120
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	883,230
General Electric Capital Corp. 1.88%, 09/16/13	1,000,000	1,012,943
4.88%, 03/04/15	431,000	474,642
5.00%, 01/08/16(e)	205,000	227,109
5.40%, 02/15/17	415,000	465,474
5.63%, 09/15/17	1,150,000	1,293,703
5.30%, 02/11/21	250,000	266,485
6.15%, 08/07/37	750,000	802,172
6.38%, 11/15/67(a)	700,000	717,500
General Electric Capital Corp., Series A, 6.75%, 03/15/32	867,000	987,146
Goldman Sachs Capital I, 6.35%, 02/15/34	200,000	191,194
JPMorgan Chase & Co. 3.70%, 01/20/15	605,000	632,404
4.75%, 03/01/15	176,000	190,109
5.15%, 10/01/15	349,000	381,305
3.15%, 07/05/16	400,000	404,218
4.63%, 05/10/21	500,000	509,900
5.60%, 07/15/41	600,000	605,490
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	1,060,000	1,074,578
Kreditanstalt fuer Wiederaufbau 1.38%, 07/15/13	900,000	913,079
3.50%, 03/10/14	2,085,000	2,232,705
4.13%, 10/15/14	492,000	539,643
4.38%, 07/21/15	1,405,000	1,570,845
5.13%, 03/14/16	400,000	463,663
2.00%, 06/01/16(e)	500,000	508,131
4.38%, 03/15/18	800,000	897,176
2.75%, 09/08/20	200,000	196,308
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	254,104
5.13%, 02/01/17	600,000	695,537
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	226,000	246,725
5.45%, 04/10/17	400,000	460,155
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	111,000	149,686
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	461,155
4.88%, 02/16/16	250,000	284,430
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	269,872

		42,307,580

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	72,193
AT&T, Inc. 5.88%, 08/15/12	295,000	310,677
5.10%, 09/15/14	597,000	661,230
5.63%, 06/15/16	205,000	236,330
5.50%, 02/01/18	505,000	579,221
4.45%, 05/15/21	350,000	370,091
6.15%, 09/15/34	814,000	886,405
6.55%, 02/15/39	310,000	355,064
5.35%, 09/01/40	275,000	273,902
BellSouth Corp. 5.20%, 09/15/14	349,000	386,369
6.55%, 06/15/34	123,000	138,520
British Telecommunications PLC, 9.88%, 12/15/30	391,000	553,885
Deutsche Telekom International Finance BV 5.25%, 07/22/13	513,000	553,275
5.75%, 03/23/16	273,000	313,068
8.75%, 06/15/30	256,000	353,007
Embarq Corp. 7.08%, 06/01/16	92,000	105,250
8.00%, 06/01/36	450,000	479,244
France Telecom SA, 8.50%, 03/01/31	283,000	396,970
GTE Corp. 6.84%, 04/15/18	144,000	171,518
6.94%, 04/15/28	103,000	121,974
Qwest Corp., 8.38%, 05/01/16	925,000	1,096,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA 4.95%, 09/30/14	$205,000	$206,475
5.25%, 10/01/15	730,000	730,269
6.00%, 09/30/34	160,000	138,225
Telefonica Emisiones SAU 6.42%, 06/20/16	1,080,000	1,185,395
5.46%, 02/16/21	500,000	501,425
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	181,656
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	461,282
8.75%, 11/01/18	600,000	804,399
6.35%, 04/01/19	650,000	782,568
5.85%, 09/15/35	82,000	89,071
Verizon Global Funding Corp. 7.38%, 09/01/12	363,000	389,239
4.38%, 06/01/13	256,000	271,684
7.75%, 12/01/30	810,000	1,057,841
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	100,000	110,000

		15,323,847

Electric Utilities 1.5%
Alabama Power Co., 5.70%, 02/15/33	276,000	301,024
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	147,871
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	150,376
Arizona Public Service Co., 5.50%, 09/01/35	150,000	152,671
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	717,644
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	221,579
Commonwealth Edison Co., 6.15%, 09/15/17	750,000	883,943
Consolidated Edison Co. of New York, Inc. Series 02-B, 4.88%, 02/01/13	86,000	91,058
Series 05-C, 5.38%, 12/15/15	123,000	140,894
Series 08-A, 5.85%, 04/01/18	2,200,000	2,575,487
Series 03-A, 5.88%, 04/01/33	82,000	90,646
Detroit Edison Co. (The), 3.45%, 10/01/20	500,000	499,867
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	534,062
Duke Energy Corp., 5.05%, 09/15/19	600,000	667,300
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	102,657
Duke Energy Ohio, Inc., 5.70%, 09/15/12	29,000	30,625
Series A, 5.40%, 06/15/33	51,000	51,871
Edison International, 3.75%, 09/15/17	500,000	512,691
Entergy Corp., 5.13%, 09/15/20	300,000	305,938
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	212,096
Exelon Corp. 4.90%, 06/15/15	287,000	312,915
5.63%, 06/15/35	414,000	411,708
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	340,574
Florida Power & Light Co. 4.85%, 02/01/13	103,000	109,178
5.85%, 02/01/33	70,000	78,109
5.95%, 10/01/33	53,000	60,336
5.40%, 09/01/35	90,000	96,490
5.65%, 02/01/37	200,000	222,106
Florida Power Corp., 5.90%, 03/01/33	247,000	271,394
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	78,054
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	103,527
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	484,585
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	176,598
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	218,623
MidAmerican Energy Holdings Co. 5.88%, 10/01/12	841,000	889,684
5.75%, 04/01/18	750,000	863,733
Nevada Power Co., 5.45%, 05/15/41	100,000	104,425
Nisource Finance Corp., 5.95%, 06/15/41	400,000	411,488
Ohio Power Co., Series K, 6.00%, 06/01/16	349,000	405,973
Series G, 6.60%, 02/15/33	164,000	190,785
Oncor Electric Delivery Co. LLC, 6.38%, 01/15/15	308,000	355,620
Pacific Gas & Electric Co. 4.80%, 03/01/14	328,000	358,319
5.80%, 03/01/37	150,000	163,385
6.25%, 03/01/39	300,000	345,032
PacifiCorp, 5.25%, 06/15/35	123,000	129,065
Progress Energy, Inc. 4.40%, 01/15/21(e)	500,000	519,473
7.75%, 03/01/31	164,000	213,363
PSEG Power LLC 5.50%, 12/01/15	287,000	321,000
5.13%, 04/15/20	250,000	269,089
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	194,509
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	141,471
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	107,135
Scottish Power Ltd., 5.81%, 03/15/25	82,000	81,287
Southern California Edison Co., 6.00%, 01/15/34	123,000	141,901
Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	164,000	179,908
Southern Co., 2.38%, 09/15/15	400,000	406,086
Tampa Electric Co., 5.40%, 05/15/21	500,000	562,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	$103,000	$118,607
5.95%, 09/15/17	750,000	889,442
Westar Energy, Inc., 6.00%, 07/01/14	185,000	205,267
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	44,563

		19,967,627

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	65,853

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	575,000	678,457
Avnet Inc, 5.88%, 06/15/20	250,000	269,524

		947,981

Energy Equipment & Services 0.2%
Ensco PLC, 4.70%, 03/15/21	300,000	315,075
Halliburton Co., 6.70%, 09/15/38	325,000	394,499
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	300,000	318,208
Nabors Industries, Inc. 5.38%, 08/15/12	29,000	29,970
5.00%, 09/15/20	300,000	316,080
Noble Holding International Ltd., 4.63%, 03/01/21	250,000	263,278
Pride International, Inc., 8.50%, 06/15/19	100,000	129,144
Transocean, Inc. 4.95%, 11/15/15	500,000	549,704
7.50%, 04/15/31	123,000	146,746
Weatherford International Ltd., 5.13%, 09/15/20	500,000	536,550

		2,999,254

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	561,844
CVS Caremark Corp., 6.25%, 06/01/27	460,000	534,056
Kroger Co. (The) 7.50%, 04/01/31	178,000	221,077
5.40%, 07/15/40	400,000	407,845
Safeway, Inc. 5.80%, 08/15/12	144,000	150,993
5.63%, 08/15/14	123,000	136,501
5.00%, 08/15/19	155,000	166,627
3.95%, 08/15/20	100,000	100,581
Sysco Corp., 5.38%, 09/21/35	74,000	81,534
Wal-Mart Stores, Inc. 3.20%, 05/15/14	500,000	531,313
3.63%, 07/08/20	400,000	409,884
3.25%, 10/25/20	400,000	400,843
7.55%, 02/15/30	82,000	107,583
5.25%, 09/01/35	492,000	514,954
6.20%, 04/15/38	250,000	294,877
5.00%, 10/25/40	250,000	253,181
5.63%, 04/15/41	150,000	165,981

		5,039,674

Food Products 0.3%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	140,000	159,204
5.38%, 09/15/35	103,000	109,766
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	67,471
4.10%, 03/15/16	350,000	371,626
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	123,000	133,149
Campbell Soup Co. 4.88%, 10/01/13	164,000	178,501
4.25%, 04/15/21	100,000	105,419
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	165,747
General Mills, Inc., 1.55%, 05/16/14	500,000	506,647
H.J. Heinz Finance Co., 6.75%, 03/15/32	62,000	72,782
Kellogg Co., 4.00%, 12/15/20	500,000	515,645
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	134,856
Kraft Foods, Inc. 6.00%, 02/11/13	200,000	215,627
6.13%, 02/01/18	375,000	443,612
6.50%, 11/01/31	131,000	157,387
7.00%, 08/11/37	310,000	378,539
6.88%, 02/01/38	300,000	362,601
Sara Lee Corp., 6.13%, 11/01/32	200,000	194,382
Unilever Capital Corp., 5.90%, 11/15/32	144,000	169,073

		4,442,034

Gas Utilities 0.3%
AGL Capital Corp., 4.45%, 04/15/13	123,000	128,972
Atmos Energy Corp. 5.13%, 01/15/13	92,000	97,306
4.95%, 10/15/14	185,000	203,341
CenterPoint Energy Resources Corp., 4.50%, 01/15/21(b)	212,000	219,375
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	439,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Enbridge Energy Partners LP, 5.20%, 03/15/20	$250,000	$272,758
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	656,000	731,482
Series L, 6.30%, 09/15/17	250,000	292,461
6.13%, 10/15/39	215,000	229,709
ONEOK Partners LP, 3.25%, 02/01/16	500,000	520,433
Southern California Gas Co., 4.80%, 10/01/12	267,000	279,942
Southern Natural Gas Co., 5.90%, 04/01/17(b)	200,000	230,680

		3,645,506

Health Care Equipment & Supplies 0.2%
Baxter International, Inc. 4.63%, 03/15/15	53,000	58,733
5.38%, 06/01/18	835,000	960,586
Boston Scientific Corp. 6.40%, 06/15/16	150,000	174,640
6.00%, 01/15/20	200,000	227,929
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,125,564
St. Jude Medical, Inc., 2.50%, 01/15/16	200,000	203,474

		2,750,926

Health Care Providers & Services 0.4%
Aetna, Inc., 6.00%, 06/15/16	650,000	762,139
CIGNA Corp., 4.50%, 03/15/21	250,000	257,009
McKesson Corp., 6.00%, 03/01/41	250,000	279,329
Medco Health Solutions, Inc., 4.13%, 09/15/20	400,000	396,745
Medtronic, Inc., 4.13%, 03/15/21	1,000,000	1,050,380
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	425,932
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	234,991
5.80%, 03/15/36	417,000	440,303
WellPoint, Inc. 5.00%, 12/15/14	598,000	662,502
5.25%, 01/15/16	226,000	256,215
5.95%, 12/15/34	82,000	88,776

		4,854,321

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp. 5.35%, 03/01/18	240,000	279,615
4.88%, 07/15/40	400,000	404,845
Yum! Brands, Inc., 6.88%, 11/15/37	400,000	472,985

		1,157,445

Household Durables 0.1%
Black & Decker Corp., 4.75%, 11/01/14	160,000	175,337
Fortune Brands, Inc., 5.38%, 01/15/16(e)	585,000	642,745
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	103,702

		921,784

Household Products 0.1%
Energizer Holdings, Inc., 4.70%, 05/19/21(b)	75,000	76,155
Kimberly-Clark Corp., 4.88%, 08/15/15(e)	710,000	803,766
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	252,816
4.85%, 12/15/15	123,000	140,325
5.80%, 08/15/34	405,000	463,721

		1,736,783

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	235,000	269,124
Danaher Corp. 2.30%, 06/23/16	100,000	102,197
3.90%, 06/23/21	100,000	103,630
General Electric Co., 5.00%, 02/01/13	946,000	1,002,877
Tyco Electronics Group SA, 6.55%, 10/01/17	300,000	358,221
Tyco International Finance SA, 4.13%, 10/15/14	600,000	645,507

		2,481,556

Information Technology Services 0.2%
Fiserv, Inc., 4.75%, 06/15/21	600,000	621,836
International Business Machines Corp. 4.75%, 11/29/12	359,000	379,552
1.00%, 08/05/13	600,000	602,752
1.95%, 07/22/16	100,000	100,245
5.88%, 11/29/32	732,000	839,772
Western Union Co. (The), 6.20%, 11/17/36	200,000	207,891

		2,752,048

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	438,396
Aflac, Inc., 6.90%, 12/17/39	100,000	108,056
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	113,300
Allstate Corp. (The) 7.50%, 06/15/13	425,000	472,223
6.13%, 12/15/32	82,000	88,421
5.55%, 05/09/35	62,000	63,089
5.95%, 04/01/36	82,000	87,091
6.13%, 05/15/37(a)	145,000	141,738
6.50%, 05/15/57(a)	145,000	142,100
American International Group, Inc. 5.05%, 10/01/15	103,000	108,889
5.60%, 10/18/16	290,000	310,785
5.85%, 01/16/18	500,000	529,876
8.25%, 08/15/18	500,000	592,648
8.18%, 05/15/58(a)	325,000	354,250
AON Corp., 5.00%, 09/30/20	400,000	424,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	$1,326,000	$1,476,315
Chubb Corp. 6.00%, 05/11/37	225,000	245,403
6.38%, 03/29/67(a)	300,000	309,750
CNA Financial Corp., 5.75%, 08/15/21	250,000	266,210
Genworth Financial, Inc. 5.75%, 06/15/14	62,000	62,386
6.50%, 06/15/34	144,000	122,588
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	286,748
Lincoln National Corp. 4.85%, 06/24/21	50,000	51,371
6.15%, 04/07/36	410,000	436,671
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	327,000	367,271
4.80%, 07/15/21	400,000	403,996
MetLife, Inc. 5.50%, 06/15/14	185,000	205,078
5.70%, 06/15/35	336,000	350,933
6.40%, 12/15/36	350,000	346,863
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	75,000	70,125
Progressive Corp. (The), 6.25%, 12/01/32	113,000	126,343
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	205,000	226,224
Series B, 5.75%, 07/15/33	103,000	104,062
Prudential Financial, Inc. 3.00%, 05/12/16	150,000	151,342
5.38%, 06/21/20	250,000	271,523
6.63%, 06/21/40	200,000	226,440
Reinsurance Group of America, Inc., 5.00%, 06/01/21(e)	100,000	102,309
Travelers Cos., Inc. (The) 5.75%, 12/15/17	340,000	385,901
5.35%, 11/01/40	250,000	243,243
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	148,739
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	104,245
Willis North America, Inc., 5.63%, 07/15/15	123,000	134,710
XL Group PLC, 5.25%, 09/15/14	541,000	582,796

		11,784,452

Internet & Catalog Retail 0.0%†
eBay, Inc., 3.25%, 10/15/20	100,000	96,719
Expedia, Inc., 5.95%, 08/15/20	150,000	149,965

		246,684

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	200,000	203,038
3.63%, 05/19/21	100,000	103,095

		306,133

Life Sciences Tools & Services 0.0%†
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	102,944
3.20%, 03/01/16	250,000	263,754

		366,698

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	600,000	606,367
7.30%, 05/01/31	70,000	91,978
6.05%, 08/15/36	123,000	144,918
Deere & Co. 6.95%, 04/25/14(e)	400,000	464,829
8.10%, 05/15/30	400,000	560,019
Dover Corp. 4.88%, 10/15/15	156,000	175,931
5.38%, 03/01/41	50,000	53,385
Stanley Black & Decker, Inc., 4.90%, 11/01/12	92,000	96,001

		2,193,428

Media 1.0%
CBS Corp. 5.63%, 08/15/12	16,000	16,679
5.75%, 04/15/20	250,000	278,499
7.88%, 07/30/30	55,000	67,186
5.50%, 05/15/33	82,000	79,001
Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	164,000	183,080
9.46%, 11/15/22	82,000	117,696
Comcast Corp. 5.90%, 03/15/16	287,000	332,574
6.50%, 01/15/17	507,000	602,948
5.70%, 07/01/19	300,000	343,404
7.05%, 03/15/33	205,000	243,507
6.50%, 11/15/35	70,000	78,430
6.95%, 08/15/37	205,000	240,571
COX Communications, Inc. 5.45%, 12/15/14	246,000	275,627
5.50%, 10/01/15	667,000	758,086
Discovery Communications LLC, 5.05%, 06/01/20	350,000	383,826
Grupo Televisa SA, 6.63%, 01/15/40	250,000	274,946
Historic TW, Inc., 6.88%, 06/15/18	122,000	146,249
NBC Universal, Inc. 5.15%, 04/30/20(b)	250,000	271,921
4.38%, 04/01/21(b)	400,000	408,908
5.95%, 04/01/41(b)	100,000	105,071
News America, Inc. 5.30%, 12/15/14	433,000	478,097
8.00%, 10/17/16	82,000	98,601
4.50%, 02/15/21(b)	150,000	149,963
7.28%, 06/30/28	53,000	57,962
6.55%, 03/15/33	450,000	467,646
6.20%, 12/15/34	170,000	170,255
Omnicom Group, Inc.,
5.90%, 04/15/16	123,000	140,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Thomson Reuters Corp., 6.50%, 07/15/18	$400,000	$477,182
Time Warner Cable, Inc. 6.20%, 07/01/13	500,000	547,748
6.75%, 07/01/18	415,000	494,254
8.25%, 04/01/19	900,000	1,153,403
6.75%, 06/15/39	500,000	573,054
Time Warner, Inc. 7.63%, 04/15/31	773,000	955,388
7.70%, 05/01/32	648,000	811,138
Viacom, Inc., 6.88%, 04/30/36	226,000	264,747
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	687,000	786,402

		12,834,670

Metals & Mining 0.6%
Alcoa, Inc. 5.40%, 04/15/21	500,000	519,750
5.87%, 02/23/22	335,000	356,321
ArcelorMittal 6.13%, 06/01/18	1,140,000	1,254,600
5.50%, 03/01/21	100,000	102,441
Barrick Gold Corp., 2.90%, 05/30/16(b)	100,000	103,010
Barrick Gold Finance Co., 4.88%, 11/15/14	1,060,000	1,168,077
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	258,699
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	150,000	156,232
Newmont Mining Corp., 5.88%, 04/01/35	164,000	170,584
Placer Dome, Inc., 6.38%, 03/01/33	96,000	104,397
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	228,631
5.75%, 06/01/35	144,000	157,507
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	513,965
4.13%, 05/20/21	750,000	784,568
Southern Copper Corp., 6.75%, 04/16/40	250,000	264,919
Teck Resources Ltd., 4.75%, 01/15/22	500,000	522,055
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	641,499

		7,307,255

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	200,000	227,951
6.90%, 04/01/29	50,000	57,001
6.70%, 07/15/34	150,000	164,636
Target Corp. 6.00%, 01/15/18	300,000	354,288
7.00%, 07/15/31	121,000	151,378
6.35%, 11/01/32	217,000	256,093

		1,211,347

Multi-Utilities 0.2%
Dominion Resources, Inc. 5.70%, 09/17/12	113,000	119,298
5.20%, 08/15/19	100,000	112,164
Series E, 6.30%, 03/15/33	308,000	348,751
Series B, 5.95%, 06/15/35	174,000	192,551
DTE Energy Co., 6.35%, 06/01/16	287,000	337,116
Sempra Energy, 6.00%, 10/15/39	540,000	593,522
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	195,521
6.50%, 07/01/36	123,000	144,856

		2,043,779

Office Electronics 0.0%†
Xerox Corp. 6.35%, 05/15/18	200,000	235,422
4.50%, 05/15/21	250,000	257,512

		492,934

Oil, Gas & Consumable Fuels 1.2%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	248,381
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	230,573
6.38%, 09/15/17	100,000	117,884
6.45%, 09/15/36	269,000	293,197
Apache Corp., 7.63%, 07/01/19	41,000	51,201
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	260,746
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	67,141
BP Capital Markets PLC 3.88%, 03/10/15	700,000	753,284
3.20%, 03/11/16	300,000	314,572
4.50%, 10/01/20	100,000	106,942
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	757,455
Cenovus Energy, Inc., 5.70%, 10/15/19(e)	770,000	896,784
Chevron Corp., 3.95%, 03/03/14	415,000	448,983
ConocoPhillips 4.75%, 10/15/12	270,000	283,571
4.60%, 01/15/15	450,000	501,230
5.90%, 10/15/32	123,000	138,624
6.50%, 02/01/39	550,000	669,061
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	244,032
Devon Energy Corp., 7.95%, 04/15/32	250,000	335,062
Energy Transfer Partners LP 6.70%, 07/01/18	300,000	345,873
4.65%, 06/01/21	100,000	99,967
6.05%, 06/01/41	100,000	100,025
EOG Resources, Inc. 5.63%, 06/01/19	130,000	150,666
4.10%, 02/01/21	200,000	207,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. 7.30%, 08/15/31	$196,000	$243,545
5.60%, 02/15/41	200,000	204,762
Kinder Morgan Energy Partners LP 5.00%, 12/15/13	1,000,000	1,083,049
6.85%, 02/15/20	675,000	806,277
5.80%, 03/15/35	144,000	145,528
6.38%, 03/01/41	250,000	269,941
Marathon Oil Corp., 6.80%, 03/15/32	82,000	94,964
NuStar Logistics LP, 4.80%, 09/01/20	200,000	208,467
Pemex Project Funding Master Trust, 6.63%, 06/15/35	701,000	763,956
Petrobras International Finance Co. 3.88%, 01/27/16	500,000	518,478
5.75%, 01/20/20	1,080,000	1,184,243
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	230,000	251,817
3.95%, 09/15/15	200,000	213,553
Shell International Finance BV, 6.38%, 12/15/38	600,000	743,392
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	137,438
Statoil ASA, 3.13%, 08/17/17	250,000	263,472
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	133,094
Total Capital SA, 4.45%, 06/24/20	250,000	271,328
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	255,373
Valero Energy Corp. 7.50%, 04/15/32	82,000	96,709
6.63%, 06/15/37	320,000	347,101
Williams Partners LP, 5.25%, 03/15/20	250,000	273,282
Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	100,000	120,717

		16,253,672

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	130,602
Domtar Corp., 10.75%, 06/01/17	50,000	64,500
International Paper Co. 5.30%, 04/01/15(e)	144,000	159,716
9.38%, 05/15/19	515,000	680,935

		1,035,753

Pharmaceuticals 1.0%
Abbott Laboratories 2.70%, 05/27/15	250,000	263,308
5.88%, 05/15/16	334,000	395,462
6.00%, 04/01/39	300,000	349,318
AstraZeneca PLC 5.40%, 06/01/14	155,000	174,653
5.90%, 09/15/17	300,000	358,301
6.45%, 09/15/37	140,000	170,890
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	900,537
Eli Lilly & Co. 5.20%, 03/15/17	800,000	925,767
7.13%, 06/01/25	82,000	106,524
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	1,500,000	1,612,788
5.65%, 05/15/18	940,000	1,101,064
5.38%, 04/15/34	139,000	149,626
Johnson & Johnson 1.20%, 05/15/14(e)	400,000	404,948
2.95%, 09/01/20	100,000	99,187
4.95%, 05/15/33	537,000	559,105
Merck & Co., Inc. 4.75%, 03/01/15	396,000	445,714
6.40%, 03/01/28	51,000	62,187
5.95%, 12/01/28	113,000	130,676
Novartis Capital Corp., 4.13%, 02/10/14	275,000	297,689
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	378,014
Pfizer, Inc. 5.35%, 03/15/15	550,000	626,597
4.65%, 03/01/18	185,000	204,713
7.20%, 03/15/39	375,000	497,991
Pharmacia Corp., 6.60%, 12/01/28	123,000	150,200
Sanofi-Aventis SA, 2.63%, 03/29/16	250,000	258,737
Schering-Plough Corp., 5.30%, 12/01/13	800,000	883,753
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	113,100
Wyeth 5.50%, 02/01/14	472,000	527,303
5.50%, 02/15/16	241,000	279,217
6.50%, 02/01/34	144,000	173,041

		12,600,410

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP 5.00%, 06/01/15	360,000	396,409
5.63%, 11/15/20	350,000	387,113
Camden Property Trust, 5.00%, 06/15/15	103,000	112,678
CommonWealth REIT, 5.75%, 02/15/14	123,000	130,355
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	255,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP 5.25%, 09/15/14	$278,000	$306,047
5.38%, 08/01/16	205,000	228,252
HCP, Inc., 6.00%, 01/30/17	328,000	368,680
Health Care REIT, Inc. 6.00%, 11/15/13	123,000	133,337
5.25%, 01/15/22	300,000	310,909
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	548,198
Kilroy Realty LP, 4.80%, 07/15/18	200,000	202,905
ProLogis LP, 6.63%, 05/15/18	400,000	453,403
Simon Property Group LP 5.10%, 06/15/15	294,000	328,381
6.10%, 05/01/16	287,000	332,969
4.38%, 03/01/21	250,000	254,342
UDR, Inc., 4.25%, 06/01/18	100,000	101,564
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	100,000	101,538

		4,952,499

Road & Rail 0.2%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	144,000	191,126
5.05%, 03/01/41	350,000	341,739
CSX Corp. 5.50%, 08/01/13	308,000	334,050
7.38%, 02/01/19	305,000	380,289
3.70%, 10/30/20	200,000	199,480
5.50%, 04/15/41	100,000	103,471
Norfolk Southern Corp. 5.59%, 05/17/25	59,000	65,659
7.25%, 02/15/31	87,000	112,294
Union Pacific Corp. 5.13%, 02/15/14	1,000,000	1,101,924
5.38%, 06/01/33	43,000	44,400
6.25%, 05/01/34	164,000	188,789

		3,063,221

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	500,000	522,354
Texas Instruments, Inc., 1.38%, 05/15/14	150,000	151,599

		673,953

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	300,000	318,691
3.00%, 10/01/20	350,000	347,136
4.50%, 10/01/40	200,000	194,385
Oracle Corp. 3.75%, 07/08/14	905,000	979,429
5.25%, 01/15/16	548,000	630,067
5.00%, 07/08/19	100,000	113,394
5.38%, 07/15/40(b)	500,000	531,133

		3,114,235

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	400,000	408,246
Japan Finance Corp., Series DTC, 2.88%, 02/02/15	300,000	317,011
Japan Finance Corp. 2.50%, 05/18/16	200,000	205,052
2.25%, 07/13/16	200,000	202,219

		1,132,528

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	497,177
Best Buy Co., Inc., 5.50%, 03/15/21	100,000	100,713
Gap, Inc. (The), 5.95%, 04/12/21	100,000	98,667
Home Depot, Inc. 5.25%, 12/16/13	200,000	218,678
5.40%, 03/01/16	410,000	468,214
5.88%, 12/16/36	230,000	249,433
5.95%, 04/01/41	100,000	108,596
Lowe’s Cos., Inc. 6.50%, 03/15/29	164,000	188,777
5.80%, 10/15/36	230,000	250,010

		2,180,265

Thrifts & Mortgage Finance 0.0%†
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	122,418
Golden West Financial Corp., 4.75%, 10/01/12	109,000	113,687

		236,105

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	600,000	808,721
9.25%, 08/06/19	400,000	533,816
10.20%, 02/06/39	420,000	627,751
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	349,411
6.38%, 05/16/38	550,000	659,340

		2,979,039

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	155,000	175,512
5.00%, 03/30/20	500,000	541,092
6.38%, 03/01/35	123,000	138,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
American Tower Corp., 5.05%, 09/01/20	$400,000	$411,634
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	364,038
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	800,000	909,863
Vodafone Group PLC 5.00%, 12/16/13	461,000	501,411
4.15%, 06/10/14	530,000	572,160
2.88%, 03/16/16	200,000	206,448
7.88%, 02/15/30	144,000	190,146
6.15%, 02/27/37	75,000	85,393

		4,095,920

Total Corporate Bonds (cost $254,702,555)		274,262,464

Municipal Bonds 0.8%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, Series F-2, 6.26%, 04/01/49	$500,000	$579,380
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	556,640
Los Angeles Community College District, 6.75%, 08/01/49	200,000	240,626
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	247,628
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	294,877
Metropolitan Water District of Southern California, 6.95%, 07/01/40	500,000	552,120
San Diego County Water Authority, Series B, 6.14%, 05/01/49	375,000	431,153
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	218,480
State of California 5.45%, 04/01/15	300,000	332,211
7.50%, 04/01/34	300,000	364,830
7.55%, 04/01/39	775,000	952,405

		4,770,350

Connecticut 0.0%†
State of Conneticut, 5.09%, 10/01/30	200,000	201,296

Georgia 0.0%†
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	750,000	730,268

Illinois 0.1%
State of Illinois 5.88%, 03/01/19	100,000	105,888
5.10%, 06/01/33	1,185,000	1,065,611

		1,171,499

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	167,610

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	715,000	910,395
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	273,318

		1,183,713

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	574,782
Metropolitan Transportation Authority, 7.34%, 11/15/39	540,000	681,345
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	515,190
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	514,703

		2,286,020

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	200,000	207,668

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, 4.65%, 02/15/26	200,000	212,382

Total Municipal Bonds (cost $10,037,121)		10,930,806

Sovereign Bonds 2.9%

	Principal Amount	Market Value
BRAZIL 0.4%
Brazilian Government International Bond 10.50%, 07/14/14(e)	$2,250,000	$2,849,625
7.13%, 01/20/37	1,345,000	1,724,963

		4,574,588

CANADA 0.6%
Canada Government International Bond, 2.38%, 09/10/14	2,145,000	2,248,320
Province of British Columbia Canada, 4.30%, 05/30/13(e)	111,000	118,592
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	713,321
Province of Ontario Canada 4.38%, 02/15/13	297,000	314,641
4.10%, 06/16/14	1,845,000	2,007,609
4.50%, 02/03/15	463,000	513,887
4.75%, 01/19/16	205,000	231,702
2.30%, 05/10/16	400,000	408,949
Province of Quebec Canada 4.60%, 05/26/15	246,000	275,830
7.50%, 09/15/29	402,000	552,936

		7,385,787

CHILE 0.0%†
Chile Government International Bond, 5.50%, 01/15/13	123,000	130,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	$205,000	$221,714

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	600,000	759,600
7.38%, 09/18/37	250,000	321,875

		1,081,475

HUNGARY 0.1%
Hungary Government International Bond 6.25%, 01/29/20	350,000	365,750
6.38%, 03/29/21	220,000	228,525

		594,275

ITALY 0.2%
Italian Republic 4.38%, 06/15/13	390,000	403,578
2.13%, 09/16/13	400,000	396,885
4.50%, 01/21/15	652,000	675,260
4.75%, 01/25/16	287,000	297,075
6.88%, 09/27/23	174,000	187,899
5.38%, 06/15/33	584,000	552,246

		2,512,943

MEXICO 0.2%
Mexico Government International Bond 6.38%, 01/16/13	1,120,000	1,209,040
6.75%, 09/27/34	1,223,000	1,470,658

		2,679,698

PANAMA 0.0%†
Panama Government International Bond, 5.20%, 01/30/20	500,000	555,000

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,702,225

POLAND 0.0%†
Poland Government International Bond 5.00%, 10/19/15	156,000	169,065
6.38%, 07/15/19	250,000	285,000
5.13%, 04/21/21	125,000	130,000

		584,065

SOUTH AFRICA 0.0%†
South Africa Government International Bond 6.50%, 06/02/14	144,000	162,187
6.25%, 03/08/41	100,000	109,750

		271,937

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	942,000	989,303

SUPRANATIONAL 1.1%
African Development Bank, 2.50%, 03/15/16	250,000	261,250
Asian Development Bank, 2.63%, 02/09/15(e)	2,765,000	2,913,398
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	202,778
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	366,029
European Investment Bank 4.25%, 07/15/13	2,500,000	2,677,050
3.00%, 04/08/14	905,000	956,205
4.63%, 05/15/14	630,000	695,479
3.13%, 06/04/14	200,000	212,892
4.63%, 10/20/15	1,675,000	1,899,125
2.50%, 05/16/16	450,000	467,781
5.13%, 09/13/16	250,000	291,285
5.13%, 05/30/17	500,000	585,104
4.00%, 02/16/21	350,000	376,639
Inter-American Development Bank 3.00%, 04/22/14	250,000	265,172
5.13%, 09/13/16	65,000	75,764
6.80%, 10/15/25	287,000	381,598
International Bank for Reconstruction & Development 1.13%, 08/25/14	900,000	910,916
7.63%, 01/19/23	677,000	952,438
International Finance Corp., 2.25%, 04/11/16	250,000	259,572

		14,750,475

Total Sovereign Bonds (cost $35,767,363)		38,033,956

U.S. Government Mortgage Backed Agencies 33.0%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 969977 5.00%, 05/01/23	$3,703,142	$3,978,398
Pool# 990972 6.00%, 09/01/23	261,896	284,280
Pool# 995517 5.50%, 01/01/24	1,466,293	1,589,569
Pool# AA2549 4.00%, 04/01/24	4,086,955	4,294,586
Pool# 935348 5.50%, 06/01/24	212,192	230,707
Pool# AC1374 4.00%, 08/01/24	665,461	701,972
Pool# AC1529 4.50%, 09/01/24	386,151	411,311
Pool# AD0244 4.50%, 10/01/24	262,718	279,835
Pool# AD4089 4.50%, 05/01/25	2,613,204	2,781,838
Pool# 890216 4.50%, 07/01/25	518,602	552,068
Pool# AB1609 4.00%, 10/01/25	1,720,866	1,806,410
Pool# AH1361 3.50%, 12/01/25	735,811	757,442
Pool# AH1518 3.50%, 12/01/25	730,830	752,314
Pool# AH2717 3.50%, 01/01/26	1,399,407	1,440,546
Pool# AE6384 4.00%, 01/01/26	97,468	102,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# AH5616 3.50%, 02/01/26	$2,910,131	$2,996,591
Pool# 930770 4.50%, 03/01/29	1,171,467	1,238,068
Pool# 930998 4.50%, 04/01/29	702,781	743,175
Pool# MA0243 5.00%, 11/01/29	156,501	167,874
Pool# MA0268 5.00%, 12/01/29	115,335	123,716
Pool# AB1038 5.00%, 05/01/30	133,584	143,291
Pool# AD5655 5.00%, 05/01/30	253,694	272,129
Pool# MA0443 5.00%, 05/01/30	188,432	202,125
Pool# MA0559 5.00%, 09/01/30	47,125	50,549
Pool# AH1515 4.00%, 12/01/30	1,851,153	1,924,641
Pool# AD0716 6.50%, 12/01/30	5,629,398	6,423,420
Pool# MA0641 4.00%, 02/01/31	1,956,797	2,034,479
Pool# 560868 7.50%, 02/01/31	627	737
Pool# 607212 7.50%, 10/01/31	32,448	38,164
Pool# 607559 6.50%, 11/01/31	1,134	1,289
Pool# 607632 6.50%, 11/01/31	192	218
Pool# 661664 7.50%, 09/01/32	14,362	16,908
Pool# 656559 6.50%, 02/01/33	130,467	147,890
Pool# 694846 6.50%, 04/01/33	20,893	23,631
Pool# 555421 5.00%, 05/01/33	14,616,138	15,687,390
Pool# 254767 5.50%, 06/01/33	4,767,024	5,206,272
Pool# 750229 6.50%, 10/01/33	98,618	111,542
Pool# 725228 6.00%, 03/01/34	3,960,423	4,445,359
Pool# 725424 5.50%, 04/01/34	5,649,292	6,169,834
Pool# 788027 6.50%, 09/01/34	105,468	118,894
Pool# 735141 5.50%, 01/01/35	2,994,690	3,269,693
Pool# 735227 5.50%, 02/01/35	3,253,750	3,552,543
Pool# 256023 6.00%, 12/01/35	2,371,638	2,626,020
Pool# 995050 6.00%, 09/01/37	9,845,392	10,882,949
Pool# 955194 7.00%, 11/01/37	1,574,055	1,816,959
Pool# 970320 5.50%, 02/01/38	3,639,638	3,948,845
Pool# 934986 4.00%, 02/01/39	1,182,722	1,205,096
Pool# AA6013 4.50%, 05/01/39	6,714,341	7,021,583
Pool# 190396 4.50%, 06/01/39	7,142,475	7,469,307
Pool# AA9611 4.00%, 07/01/39	3,913,836	3,987,875
Pool# AA9809 4.50%, 07/01/39	8,798,473	9,201,082
Pool# AC0397 4.50%, 07/01/39	1,701,100	1,778,940
Pool# 994002 4.00%, 08/01/39	3,424,300	3,489,881
Pool# AC1454 4.00%, 08/01/39	4,486,194	4,571,061
Pool# AC1921 4.00%, 09/01/39	2,743,352	2,795,249
Pool# AC2651 4.00%, 10/01/39	996,148	1,014,992
Pool# AC7249 4.00%, 11/01/39	2,902,865	2,957,780
Pool# AC9895 3.28%, 04/01/40(a)	5,104,416	5,326,394
Pool# AC9890 3.29%, 04/01/40(a)	7,037,154	7,343,481
Pool# AD2888 4.50%, 04/01/40	2,760,898	2,886,370
Pool# AD7992 4.50%, 07/01/40	2,856,937	2,986,775
Pool# AB1388 4.50%, 08/01/40	3,570,373	3,732,634
Pool# AD9153 4.50%, 08/01/40	2,777,897	2,904,142
Pool# AD8536 5.00%, 08/01/40	10,507,676	11,231,838
Pool# AB1735 3.50%, 11/01/40	53,500	52,372
Pool# MA0583 4.00%, 12/01/40	2,005,742	2,039,925
Pool# 932888 3.50%, 01/01/41	326,301	319,422
Pool# 932891 3.50%, 01/01/41	52,291	51,188
Pool# AB2066 3.50%, 01/01/41	618,070	605,039
Pool# AB2067 3.50%, 01/01/41	1,221,857	1,196,097
Pool# AB2068 3.50%, 01/01/41	706,450	691,557
Pool# AE6392 4.00%, 02/01/41	1,928,844	1,961,114

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool TBA
3.50%, 08/25/26	$1,000,000	$1,027,969
4.00%, 08/25/26	1,000,000	1,047,812
3.00%, 09/25/26	1,000,000	1,003,750
4.00%, 09/25/26	2,000,000	2,090,000
4.50%, 09/25/26	1,000,000	1,060,469
5.00%, 09/25/26	5,000,000	5,357,813
5.50%, 09/25/26	1,000,000	1,081,406
4.50%, 08/25/41	2,000,000	2,087,500
4.00%, 09/25/41	1,000,000	1,012,187
4.50%, 09/25/41	2,000,000	2,080,313
5.00%, 09/25/41	5,000,000	5,318,750
6.00%, 09/25/41	2,000,000	2,194,297
Freddie Mac Gold Pool
Pool# M80934 4.50%, 08/01/11	33,707	34,137
Pool# G10940 6.50%, 11/01/11	4	4
Pool# G11130 6.00%, 12/01/11	123	125
Pool# M80981 4.50%, 07/01/12	31,913	32,828
Pool# E00507 7.50%, 09/01/12	241	250
Pool# G10749 6.00%, 10/01/12	5,503	5,980
Pool# M81009 4.50%, 02/01/13	17,394	17,890
Pool# E69050 6.00%, 02/01/13	7,460	8,107
Pool# E72896 7.00%, 10/01/13	3,193	3,359
Pool# G11612 6.00%, 04/01/14	43	43
Pool# E00677 6.00%, 06/01/14	18,054	19,187
Pool# E00802 7.50%, 02/01/15	10,986	11,915
Pool# G11001 6.50%, 03/01/15	6,399	6,803
Pool# G11003 7.50%, 04/01/15	588	636
Pool# G11164 7.00%, 05/01/15	1,899	2,028
Pool# E81396 7.00%, 10/01/15	325	352
Pool# E81394 7.50%, 10/01/15	3,995	4,356
Pool# E84097 6.50%, 12/01/15	1,823	1,970
Pool# E00938 7.00%, 01/01/16	5,216	5,644
Pool# E82132 7.00%, 01/01/16	1,122	1,214
Pool# E82815 6.00%, 03/01/16	2,396	2,604
Pool# E83231 6.00%, 04/01/16	1,143	1,245
Pool# E83233 6.00%, 04/01/16	2,696	2,935
Pool# G11972 6.00%, 04/01/16	61,623	66,961
Pool# E00975 6.00%, 05/01/16	15,656	16,746
Pool# E83355 6.00%, 05/01/16	3,889	4,233
Pool# E83636 6.00%, 05/01/16	6,516	7,092
Pool# E83933 6.50%, 05/01/16	251	276
Pool# E00985 6.00%, 06/01/16	8,652	9,258
Pool# E00987 6.50%, 06/01/16	8,100	8,890
Pool# E84236 6.50%, 06/01/16	2,215	2,434
Pool# E00996 6.50%, 07/01/16	1,013	1,103
Pool# E84912 6.50%, 08/01/16	5,891	6,473
Pool# E85117 6.50%, 08/01/16	2,810	3,088
Pool# E85387 6.00%, 09/01/16	8,652	9,417
Pool# E85800 6.50%, 10/01/16	2,583	2,838
Pool# E86183 6.00%, 11/01/16	1,249	1,359
Pool# E01083 7.00%, 11/01/16	2,281	2,490
Pool# G11207 7.00%, 11/01/16	5,320	5,756
Pool# E86746 5.50%, 12/01/16	17,036	18,405
Pool# E86533 6.00%, 12/01/16	3,853	4,194
Pool# E01095 6.00%, 01/01/17	3,866	4,150
Pool# E87584 6.00%, 01/01/17	3,126	3,403
Pool# E86995 6.50%, 01/01/17	9,362	10,287
Pool# E87291 6.50%, 01/01/17	13,202	14,507
Pool# E87446 6.50%, 01/01/17	2,031	2,231
Pool# E88076 6.00%, 02/01/17	4,710	5,136
Pool# E01127 6.50%, 02/01/17	6,074	6,659
Pool# E88055 6.50%, 02/01/17	21,909	24,074
Pool# E88106 6.50%, 02/01/17	15,530	17,065
Pool# E01137 6.00%, 03/01/17	5,816	6,246
Pool# E88134 6.00%, 03/01/17	1,654	1,804
Pool# E88474 6.00%, 03/01/17	5,182	5,651
Pool# E88768 6.00%, 03/01/17	10,029	10,917
Pool# E01138 6.50%, 03/01/17	3,817	4,185
Pool# E01139 6.00%, 04/01/17	27,462	29,535

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E88729 6.00%, 04/01/17	$4,971	$5,421
Pool# E89149 6.00%, 04/01/17	5,888	6,420
Pool# E89151 6.00%, 04/01/17	5,026	5,481
Pool# E89217 6.00%, 04/01/17	4,824	5,260
Pool# E89222 6.00%, 04/01/17	21,446	23,385
Pool# E89347 6.00%, 04/01/17	1,739	1,896
Pool# E89496 6.00%, 04/01/17	3,820	4,165
Pool# E89203 6.50%, 04/01/17	3,128	3,438
Pool# E01140 6.00%, 05/01/17	23,491	25,265
Pool# E89530 6.00%, 05/01/17	16,107	17,563
Pool# E89746 6.00%, 05/01/17	39,540	43,113
Pool# E89788 6.00%, 05/01/17	3,964	4,322
Pool# E89909 6.00%, 05/01/17	4,577	4,990
Pool# G11409 6.00%, 05/01/17	35,366	38,496
Pool# E01156 6.50%, 05/01/17	9,891	10,847
Pool# E89924 6.50%, 05/01/17	17,864	19,630
Pool# B15071 6.00%, 06/01/17	76,368	83,700
Pool# E01157 6.00%, 06/01/17	17,158	18,477
Pool# E90194 6.00%, 06/01/17	4,033	4,397
Pool# E90227 6.00%, 06/01/17	3,899	4,251
Pool# E90313 6.00%, 06/01/17	2,002	2,183
Pool# E90591 5.50%, 07/01/17	20,963	22,675
Pool# E90594 6.00%, 07/01/17	14,972	16,325
Pool# E90645 6.00%, 07/01/17	18,893	20,600
Pool# E90667 6.00%, 07/01/17	4,582	4,996
Pool# E01186 5.50%, 08/01/17	50,718	54,620
Pool# E01205 6.50%, 08/01/17	7,588	8,321
Pool# G11295 5.50%, 09/01/17	32,757	35,431
Pool# G11458 6.00%, 09/01/17	8,570	9,313
Pool# G11434 6.50%, 01/01/18	9,621	10,572
Pool# E01311 5.50%, 02/01/18	597,648	645,208
Pool# G11399 5.50%, 04/01/18	46,052	49,754
Pool# B10210 5.50%, 10/01/18	118,922	128,852
Pool# B10653 5.50%, 11/01/18	75,498	81,802
Pool# B11548 5.50%, 12/01/18	41,491	44,956
Pool# G11531 5.50%, 02/01/19	25,820	27,976
Pool# B12908 5.50%, 03/01/19	33,179	36,156
Pool# E01604 5.50%, 03/01/19	52,066	56,252
Pool# B13430 5.50%, 04/01/19	52,915	57,400
Pool# B13600 5.50%, 04/01/19	41,723	45,259
Pool# B15396 5.50%, 06/01/19	47,315	51,306
Pool# G18007 6.00%, 07/01/19	25,293	27,579
Pool# G18006 5.50%, 08/01/19	42,059	45,623
Pool# B16087 6.00%, 08/01/19	53,824	58,991
Pool# G18022 5.50%, 11/01/19	102,945	111,670
Pool# B14288 5.50%, 12/01/19	45,485	49,340
Pool# B18437 5.50%, 05/01/20	37,597	40,712
Pool# G18062 6.00%, 06/01/20	42,274	46,095
Pool# J02325 5.50%, 07/01/20	84,865	91,899
Pool# J00935 5.00%, 12/01/20	58,205	62,950
Pool# J00854 5.00%, 01/01/21	222,759	240,883
Pool# J00871 5.00%, 01/01/21	90,111	97,443
Pool# G18096 5.50%, 01/01/21	28,579	30,948
Pool# J00855 5.50%, 01/01/21	78,471	84,974
Pool# J01189 5.00%, 02/01/21	83,001	89,546
Pool# J01279 5.50%, 02/01/21	46,167	49,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# J01570 5.50%, 04/01/21	$40,022	$43,239
Pool# J01633 5.50%, 04/01/21	143,291	154,808
Pool# J01757 5.00%, 05/01/21	88,025	94,967
Pool# J01771 5.00%, 05/01/21	32,511	35,149
Pool# J01879 5.00%, 05/01/21	21,817	23,600
Pool# J06015 5.00%, 05/01/21	91,149	98,546
Pool# J05950 5.50%, 05/01/21	238,291	257,445
Pool# G18122 5.00%, 06/01/21	60,696	65,483
Pool# G18123 5.50%, 06/01/21	91,233	98,566
Pool# J01980 6.00%, 06/01/21	45,733	50,124
Pool# J03074 5.00%, 07/01/21	54,237	58,515
Pool# J03028 5.50%, 07/01/21	37,315	40,431
Pool# G12245 6.00%, 07/01/21	39,689	43,301
Pool# G12310 5.50%, 08/01/21	25,022	27,034
Pool# G12348 6.00%, 08/01/21	64,129	69,965
Pool# G12412 5.50%, 11/01/21	35,970	38,862
Pool# J09912 4.00%, 06/01/24	6,626,034	6,958,518
Pool# C00351 8.00%, 07/01/24	1,004	1,190
Pool# D60780 8.00%, 06/01/25	2,548	3,026
Pool# G30267 5.00%, 08/01/25	1,245,194	1,349,103
Pool# J13883 3.50%, 12/01/25	1,892,357	1,947,692
Pool# E02896 3.50%, 05/01/26	1,979,904	2,038,417
Pool# D82854 7.00%, 10/01/27	2,754	3,187
Pool# C00566 7.50%, 12/01/27	3,860	4,500
Pool# C00678 7.00%, 11/01/28	5,419	6,281
Pool# C18271 7.00%, 11/01/28	2,961	3,432
Pool# C91244 4.50%, 04/01/29	864,036	913,699
Pool# C00836 7.00%, 07/01/29	2,261	2,624
Pool# A16201 7.00%, 08/01/29	12,633	14,496
Pool# C31282 7.00%, 09/01/29	483	560
Pool# C31285 7.00%, 09/01/29	4,990	5,790
Pool# A18212 7.00%, 11/01/29	39,171	45,141
Pool# C32914 8.00%, 11/01/29	2,730	3,240
Pool# C37436 8.00%, 01/01/30	3,795	4,504
Pool# C36306 7.00%, 02/01/30	1,023	1,188
Pool# C36429 7.00%, 02/01/30	1,273	1,478
Pool# C00921 7.50%, 02/01/30	3,557	4,160
Pool# G01108 7.00%, 04/01/30	1,683	1,953
Pool# C37703 7.50%, 04/01/30	1,952	2,283
Pool# C41561 8.00%, 08/01/30	1,822	2,167
Pool# C01051 8.00%, 09/01/30	6,634	7,668
Pool# C43550 7.00%, 10/01/30	3,888	4,515
Pool# C44017 7.50%, 10/01/30	676	791
Pool# C43967 8.00%, 10/01/30	33,071	39,333
Pool# C44978 7.00%, 11/01/30	1,467	1,703
Pool# C44957 8.00%, 11/01/30	3,877	4,611
Pool# C01106 7.00%, 12/01/30	28,614	33,234
Pool# C01103 7.50%, 12/01/30	2,777	3,249
Pool# C01116 7.50%, 01/01/31	2,543	2,975
Pool# C46932 7.50%, 01/01/31	4,071	4,762
Pool# C47287 7.50%, 02/01/31	4,375	5,118
Pool# C48851 7.00%, 03/01/31	4,258	4,950
Pool# G01217 7.00%, 03/01/31	28,313	32,884
Pool# C48206 7.50%, 03/01/31	3,796	4,430
Pool# C91366 4.50%, 04/01/31	635,913	672,464
Pool# C91377 4.50%, 06/01/31	361,393	382,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# C53324 7.00%, 06/01/31	$5,221	$6,070
Pool# C01209 8.00%, 06/01/31	1,478	1,758
Pool# C54792 7.00%, 07/01/31	27,292	31,727
Pool# C55071 7.50%, 07/01/31	581	680
Pool# G01309 7.00%, 08/01/31	5,477	6,367
Pool# C01222 7.00%, 09/01/31	4,491	5,221
Pool# G01311 7.00%, 09/01/31	37,845	43,955
Pool# G01315 7.00%, 09/01/31	1,431	1,663
Pool# C58647 7.00%, 10/01/31	2,239	2,603
Pool# C58694 7.00%, 10/01/31	10,811	12,568
Pool# C60012 7.00%, 11/01/31	1,650	1,918
Pool# C61298 8.00%, 11/01/31	4,948	5,889
Pool# C61105 7.00%, 12/01/31	5,266	6,122
Pool# C01305 7.50%, 12/01/31	3,182	3,726
Pool# C62218 7.00%, 01/01/32	2,632	3,060
Pool# C63171 7.00%, 01/01/32	15,674	18,221
Pool# C64121 7.50%, 02/01/32	5,322	6,231
Pool# C01345 7.00%, 04/01/32	20,850	24,257
Pool# C66744 7.00%, 04/01/32	924	1,075
Pool# G01391 7.00%, 04/01/32	62,610	72,719
Pool# C65717 7.50%, 04/01/32	7,467	8,750
Pool# C01370 8.00%, 04/01/32	4,440	5,280
Pool# C66916 7.00%, 05/01/32	21,544	25,065
Pool# C67235 7.00%, 05/01/32	29,092	33,846
Pool# C01381 8.00%, 05/01/32	21,845	26,003
Pool# C68290 7.00%, 06/01/32	6,622	7,705
Pool# C68300 7.00%, 06/01/32	30,054	34,965
Pool# C68307 8.00%, 06/01/32	1,171	1,177
Pool# G01449 7.00%, 07/01/32	43,330	50,326
Pool# C68988 7.50%, 07/01/32	2,985	3,482
Pool# C69908 7.00%, 08/01/32	33,973	39,525
Pool# C70211 7.00%, 08/01/32	11,345	13,199
Pool# C71089 7.50%, 09/01/32	4,317	5,059
Pool# G01536 7.00%, 03/01/33	35,699	41,533
Pool# A16419 6.50%, 11/01/33	19,890	22,600
Pool# A16522 6.50%, 12/01/33	144,356	164,023
Pool# A17177 6.50%, 12/01/33	10,763	12,270
Pool# A17262 6.50%, 12/01/33	16,230	18,472
Pool# C01806 7.00%, 01/01/34	26,175	30,452
Pool# A21356 6.50%, 04/01/34	81,236	91,998
Pool# C01851 6.50%, 04/01/34	74,735	84,636
Pool# A22067 6.50%, 05/01/34	140,133	158,699
Pool# A24301 6.50%, 05/01/34	87,297	98,862
Pool# A24988 6.50%, 07/01/34	39,860	45,141
Pool# G01741 6.50%, 10/01/34	56,290	64,099
Pool# G08023 6.50%, 11/01/34	103,994	117,772
Pool# A33137 6.50%, 01/01/35	24,681	27,951
Pool# A31989 6.50%, 04/01/35	42,602	48,193
Pool# G08064 6.50%, 04/01/35	62,216	70,381
Pool# G01947 7.00%, 05/01/35	50,204	58,409
Pool# G01837 5.00%, 07/01/35	6,207,938	6,655,173
Pool# A37135 5.50%, 09/01/35	1,480,321	1,615,103
Pool# A46935 6.50%, 09/01/35	33,946	38,401
Pool# A38255 5.50%, 10/01/35	1,220,588	1,331,721
Pool# A38531 5.50%, 10/01/35	1,632,761	1,781,423
Pool# G08088 6.50%, 10/01/35	373,884	422,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A39759 5.50%, 11/01/35	$87,666	$95,648
Pool# A47682 6.50%, 11/01/35	242,115	273,890
Pool# A40376 5.50%, 12/01/35	74,658	81,455
Pool# A42305 5.50%, 01/01/36	329,208	357,948
Pool# A41548 7.00%, 01/01/36	71,353	82,534
Pool# G08111 5.50%, 02/01/36	1,800,670	1,957,866
Pool# A48303 7.00%, 02/01/36	18,024	20,806
Pool# A43452 5.50%, 03/01/36	35,615	38,724
Pool# A43861 5.50%, 03/01/36	1,110,677	1,207,638
Pool# A43884 5.50%, 03/01/36	1,114,515	1,225,743
Pool# A43885 5.50%, 03/01/36	917,337	1,008,886
Pool# A43886 5.50%, 03/01/36	1,577,735	1,735,192
Pool# A48378 5.50%, 03/01/36	843,011	927,143
Pool# G08116 5.50%, 03/01/36	342,048	371,908
Pool# A43534 6.50%, 03/01/36	93,190	104,954
Pool# A48735 5.50%, 05/01/36	107,477	116,859
Pool# G08136 6.50%, 06/01/36	73,557	82,843
Pool# A49960 7.00%, 06/01/36	10,228	11,806
Pool# G02390 6.00%, 09/01/36	982,145	1,085,687
Pool# A53039 6.50%, 10/01/36	184,339	207,495
Pool# A53219 6.50%, 10/01/36	116,321	131,005
Pool# A57803 6.50%, 02/01/37	160,144	180,361
Pool# A64982 6.50%, 08/01/37	251,483	282,287
Pool# A66192 6.50%, 09/01/37	362,474	406,873
Pool# A72132 6.50%, 01/01/38	258,025	289,495
Pool# A74187 6.50%, 02/01/38	138,937	159,082
Pool# G04251 6.50%, 04/01/38	56,348	63,180
Pool# G04473 5.50%, 06/01/38	7,635,026	8,280,084
Pool# A79540 6.50%, 07/01/38	63,078	70,726
Pool# G04569 6.50%, 08/01/38	56,607	63,540
Pool# A81341 6.00%, 09/01/38	7,011,532	7,722,232
Pool# A81998 6.50%, 09/01/38	69,372	77,782
Pool# A82297 6.50%, 10/01/38	196,121	219,899
Pool# A83464 6.50%, 11/01/38	110,280	123,650
Pool# G05232 6.50%, 12/01/38	311,128	348,849
Pool# A84168 6.50%, 01/01/39	33,194	37,219
Pool# A84252 6.50%, 01/01/39	121,466	135,585
Pool# A84287 6.50%, 01/01/39	86,276	96,843
Pool# A84584 6.50%, 02/01/39	82,271	92,246
Pool# A85442 5.00%, 03/01/39	5,180,419	5,531,773
Pool# G05449 4.50%, 05/01/39	4,020,594	4,201,431
Pool# G05459 5.50%, 05/01/39	6,130,336	6,642,520
Pool# G05535 4.50%, 07/01/39	6,976,376	7,290,157
Pool# A88133 4.50%, 08/01/39	4,522,179	4,725,576
Pool# A87958 6.00%, 08/01/39	3,088,218	3,399,314
Pool# A91165 5.00%, 02/01/40	10,175,648	10,868,977
Pool# A91538 4.50%, 03/01/40	2,967,569	3,100,116
Pool# G05894 4.50%, 04/01/40	4,802,773	5,018,790
Pool# A93996 4.50%, 09/01/40	2,765,172	2,888,679
Pool# A95407 4.00%, 12/01/40	3,932,636	4,001,370
Pool# A96049 4.00%, 01/01/41	3,907,488	3,975,782
Pool# A96050 4.00%, 01/01/41	3,963,990	4,033,272
Pool# A97040 4.00%, 02/01/41	985,053	1,002,269
Freddie Mac Gold Pool TBA 4.00%, 09/15/26	1,000,000	1,044,062
4.50%, 09/15/26	6,800,000	7,198,438
5.00%, 09/15/26	1,000,000	1,070,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	$1,464	$1,720
Pool# 376510 7.00%, 05/15/24	3,399	3,950
Pool# 457801 7.00%, 08/15/28	4,630	5,403
Pool# 486936 6.50%, 02/15/29	3,803	4,362
Pool# 502969 6.00%, 03/15/29	13,728	15,464
Pool# 487053 7.00%, 03/15/29	5,550	6,485
Pool# 781014 6.00%, 04/15/29	10,465	11,785
Pool# 509099 7.00%, 06/15/29	3,173	3,707
Pool# 470643 7.00%, 07/15/29	12,553	14,666
Pool# 434505 7.50%, 08/15/29	481	566
Pool# 416538 7.00%, 10/15/29	703	821
Pool# 524269 8.00%, 11/15/29	6,784	7,345
Pool# 781124 7.00%, 12/15/29	22,258	25,988
Pool# 525561 8.00%, 01/15/30	1,697	1,803
Pool# 507396 7.50%, 09/15/30	68,193	80,299
Pool# 531352 7.50%, 09/15/30	6,617	7,792
Pool# 536334 7.50%, 10/15/30	803	946
Pool# 540659 7.00%, 01/15/31	778	911
Pool# 486019 7.50%, 01/15/31	1,707	2,015
Pool# 535388 7.50%, 01/15/31	2,371	2,798
Pool# 537406 7.50%, 02/15/31	850	1,003
Pool# 528589 6.50%, 03/15/31	60,552	69,454
Pool# 508473 7.50%, 04/15/31	10,029	11,838
Pool# 544470 8.00%, 04/15/31	2,911	3,167
Pool# 781287 7.00%, 05/15/31	11,852	13,860
Pool# 549742 7.00%, 07/15/31	4,660	5,467
Pool# 781319 7.00%, 07/15/31	3,658	4,286
Pool# 485879 7.00%, 08/15/31	12,984	15,235
Pool# 572554 6.50%, 09/15/31	109,292	125,361
Pool# 555125 7.00%, 09/15/31	709	832
Pool# 781328 7.00%, 09/15/31	11,245	13,149
Pool# 550991 6.50%, 10/15/31	3,050	3,499
Pool# 571267 7.00%, 10/15/31	1,313	1,540
Pool# 574837 7.50%, 11/15/31	2,194	2,588
Pool# 555171 6.50%, 12/15/31	1,199	1,375
Pool# 781380 7.50%, 12/15/31	3,381	3,983
Pool# 781481 7.50%, 01/15/32	17,595	20,714
Pool# 580972 6.50%, 02/15/32	2,904	3,331
Pool# 781401 7.50%, 02/15/32	9,619	11,628
Pool# 781916 6.50%, 03/15/32	212,984	243,073
Pool# 552474 7.00%, 03/15/32	8,903	10,433
Pool# 781478 7.50%, 03/15/32	6,090	7,170
Pool# 781429 8.00%, 03/15/32	9,558	11,388
Pool# 781431 7.00%, 04/15/32	40,378	47,372
Pool# 568715 7.00%, 05/15/32	37,359	43,782
Pool# 552616 7.00%, 06/15/32	48,373	56,689
Pool# 570022 7.00%, 07/15/32	52,863	61,952
Pool# 583645 8.00%, 07/15/32	5,144	6,105
Pool# 595077 6.00%, 10/15/32	26,266	29,509
Pool# 596657 7.00%, 10/15/32	4,438	5,201
Pool# 552903 6.50%, 11/15/32	213,444	244,826
Pool# 552952 6.00%, 12/15/32	27,218	30,579
Pool# 588192 6.00%, 02/15/33	14,166	15,915
Pool# 602102 6.00%, 02/15/33	21,716	24,398
Pool# 553144 5.50%, 04/15/33	118,239	131,586
Pool# 604243 6.00%, 04/15/33	59,704	67,076

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 611526 6.00%, 05/15/33	$21,899	$24,602
Pool# 553320 6.00%, 06/15/33	65,329	73,395
Pool# 572733 6.00%, 07/15/33	7,940	8,920
Pool# 573916 6.00%, 11/15/33	58,074	65,244
Pool# 604788 6.50%, 11/15/33	152,202	172,297
Pool# 604875 6.00%, 12/15/33	122,595	137,731
Pool# 781688 6.00%, 12/15/33	121,196	136,161
Pool# 781690 6.00%, 12/15/33	51,549	57,914
Pool# 781699 7.00%, 12/15/33	19,810	23,232
Pool# 621856 6.00%, 01/15/34	40,040	44,933
Pool# 564799 6.00%, 03/15/34	307,797	345,897
Pool# 630038 6.50%, 08/15/34	92,459	104,666
Pool# 781804 6.00%, 09/15/34	158,843	178,307
Pool# 781847 6.00%, 12/15/34	143,657	161,260
Pool# 486921 5.50%, 02/15/35	61,455	68,258
Pool# 781902 6.00%, 02/15/35	124,225	139,111
Pool# 649454 5.50%, 09/15/35	712,446	791,311
Pool# 649510 5.50%, 10/15/35	1,007,905	1,119,475
Pool# 649513 5.50%, 10/15/35	1,348,673	1,497,965
Pool# 652207 5.50%, 03/15/36	1,063,125	1,178,482
Pool# 652539 5.00%, 05/15/36	86,449	94,411
Pool# 655519 5.00%, 05/15/36	122,531	133,816
Pool# 606308 5.50%, 05/15/36	157,605	174,706
Pool# 606314 5.50%, 05/15/36	73,800	81,808
Pool# 655457 6.00%, 05/15/36	49,474	55,412
Pool# 656666 6.00%, 06/15/36	295,610	331,092
Pool# 657912 6.50%, 08/15/36	37,288	42,083
Pool# 697957 4.50%, 03/15/39	12,739,556	13,628,168
Pool# 704630 5.50%, 07/15/39	238,483	264,062
Pool# 722292 5.00%, 09/15/39	4,036,739	4,405,983
Pool# 733312 4.00%, 09/15/40	237,618	246,173
Pool# 755655 4.00%, 12/15/40	156,193	161,817
Pool# 755656 4.00%, 12/15/40	185,801	192,519
Pool# 756631 4.00%, 12/15/40	60,204	62,381
Pool# 757038 4.00%, 12/15/40	491,062	508,819
Pool# 757039 4.00%, 12/15/40	757,277	784,541
Pool# 757043 4.00%, 12/15/40	127,392	131,999
Pool# 757044 4.00%, 12/15/40	204,931	212,309
Pool# 690662 4.00%, 01/15/41	152,708	158,205
Pool# 719486 4.00%, 01/15/41	109,803	113,756
Pool# 742244 4.00%, 01/15/41	603,818	625,557
Pool# 753826 4.00%, 01/15/41	184,188	190,790
Pool# 755958 4.00%, 01/15/41	659,611	683,358
Pool# 755959 4.00%, 01/15/41	491,721	509,501
Pool# 759075 4.00%, 01/15/41	472,784	489,879
Pool# 757555 4.00%, 02/15/41	78,313	81,145
Pool# 757557 4.00%, 02/15/41	121,362	125,731
Pool# 759207 4.00%, 02/15/41	884,905	916,902
Ginnie Mae I Pool TBA
4.50%, 08/15/41	1,000,000	1,065,625
5.00%, 08/15/41	1,000,000	1,089,531
4.50%, 09/15/41	2,000,000	2,123,750
5.00%, 09/15/41	4,000,000	4,343,750
6.00%, 09/15/41	4,000,000	4,461,250
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	3,515,711	3,912,573
Pool# G24559 5.00%, 10/20/39	2,012,671	2,200,936
Pool# G24715 5.00%, 06/20/40	1,815,630	1,985,464
Pool# G24747 5.00%, 07/20/40	3,102,322	3,392,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae II Pool (continued)
Pool# G24771 4.50%, 08/20/40	$2,860,796	$3,048,274
Pool# G24802 5.00%, 09/20/40	5,427,966	5,935,697
Pool# G24834 4.50%, 10/20/40	6,646,573	7,082,146
Pool# 737727 4.00%, 12/20/40	2,337,699	2,417,112
Pool# 737730 4.00%, 12/20/40	619,042	640,071
Pool# G25017 4.50%, 04/20/41	1,986,529	2,116,713
Pool# G25082 4.50%, 06/20/41	2,993,967	3,190,172
Ginnie Mae II Pool TBA
5.00%, 09/15/41	1,000,000	1,087,344

Total U.S. Government Mortgage Backed Agencies (cost $416,671,145)		430,261,869

U.S. Government Sponsored & Agency Obligations 6.0%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$375,000	$429,977
Federal Home Loan Banks 0.88%, 08/22/12	6,000,000	6,032,436
4.00%, 09/06/13	3,055,000	3,273,723
3.63%, 10/18/13	3,500,000	3,734,493
4.88%, 05/17/17	605,000	701,185
5.50%, 07/15/36	1,500,000	1,704,210
Federal Home Loan Mortgage Corp. 4.13%, 12/21/12(e)	2,740,000	2,880,666
0.63%, 12/28/12(e)	3,530,000	3,541,882
4.88%, 11/15/13(e)	5,292,000	5,811,854
3.75%, 03/27/19	1,475,000	1,597,493
6.75%, 09/15/29(e)	388,000	509,543
6.25%, 07/15/32	865,000	1,092,281
Federal National Mortgage Association 1.75%, 08/10/12(e)	4,490,000	4,553,695
0.50%, 10/30/12	1,500,000	1,502,322
1.50%, 06/26/13(e)	5,840,000	5,955,796
1.25%, 08/20/13(e)	6,500,000	6,593,464
1.45%, 01/24/14	7,100,000	7,133,249
2.50%, 05/15/14(e)	2,280,000	2,387,146
3.00%, 09/16/14(e)	3,775,000	4,027,895
4.63%, 10/15/14	1,236,000	1,381,320
4.38%, 10/15/15	1,182,000	1,327,700
3.00%, 09/01/16	2,700,000	2,735,402
5.38%, 06/12/17(e)	4,005,000	4,740,094
6.25%, 05/15/29	750,000	940,815
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	17,312
Tennessee Valley Authority 6.25%, 12/15/17	35,000	43,125
4.50%, 04/01/18	3,365,000	3,812,484
4.88%, 01/15/48	300,000	307,304

Total U.S. Government Sponsored & Agency Obligations (cost $75,840,788)		78,768,866

U.S. Treasury Bonds 5.3%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.50%, 02/15/39	515,000	462,696
3.88%, 08/15/40	1,600,000	1,529,501
4.25%, 05/15/39	3,095,000	3,166,089
4.25%, 11/15/40	4,500,000	4,587,889
4.38%, 11/15/39	8,080,000	8,433,500
4.38%, 05/15/40	1,300,000	1,354,847
4.38%, 05/15/41	5,600,000	5,829,264
4.50%, 02/15/36(e)	2,610,000	2,807,788
4.50%, 05/15/38(e)	2,370,000	2,534,049
4.50%, 08/15/39(e)	1,285,000	1,369,529
4.63%, 02/15/40	5,340,000	5,802,241
4.75%, 02/15/41	3,650,000	4,042,944
5.00%, 05/15/37	215,000	248,594
5.38%, 02/15/31	3,000,000	3,660,000
6.25%, 08/15/23	3,869,000	5,062,950
6.38%, 08/15/27	6,870,000	9,232,634
6.88%, 08/15/25	633,000	880,464
8.00%, 11/15/21	2,655,000	3,881,692
8.13%, 08/15/19(e)	1,500,000	2,146,055
8.50%, 02/15/20(e)	1,700,000	2,499,665

Total U.S. Treasury Bonds (cost $65,824,437)		69,532,391

U.S. Treasury Notes 26.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.38%, 09/30/12(e)	3,000,000	3,002,814
0.38%, 10/31/12(e)	12,000,000	12,013,596
0.50%, 10/15/13(e)	6,000,000	6,016,404
1.13%, 12/15/12(e)	18,000,000	18,203,904
1.25%, 02/15/14(e)	16,000,000	16,326,256
1.38%, 09/15/12(e)	19,585,000	19,820,627
1.38%, 02/15/13(e)	21,420,000	21,766,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.38%, 11/30/15(e)	$7,000,000	$7,085,862
1.50%, 12/31/13(e)	7,000,000	7,181,566
1.75%, 08/15/12(e)	9,756,000	9,903,101
1.75%, 03/31/14(e)	3,345,000	3,457,633
1.75%, 07/31/15	2,250,000	2,321,730
1.88%, 02/28/14(e)	4,000,000	4,145,312
1.88%, 04/30/14(e)	7,475,000	7,754,729
1.88%, 06/30/15	5,900,000	6,121,710
1.88%, 09/30/17	1,800,000	1,805,625
1.88%, 10/31/17(e)	1,800,000	1,802,812
2.00%, 01/31/16(e)	19,800,000	20,537,867
2.13%, 11/30/14(e)	3,520,000	3,687,475
2.13%, 02/29/16(e)	10,000,000	10,419,530
2.25%, 05/31/14(e)	8,490,000	8,903,225
2.38%, 08/31/14	3,870,000	4,079,220
2.38%, 09/30/14	9,535,000	10,056,450
2.38%, 02/28/15	1,990,000	2,103,330
2.38%, 05/31/18(e)	10,000,000	10,206,300
2.50%, 06/30/17(e)	3,450,000	3,600,937
2.63%, 04/30/16	3,055,000	3,249,756
2.63%, 08/15/20(e)	8,100,000	8,074,687
2.75%, 05/31/17(e)	4,335,000	4,593,747
2.75%, 02/28/18(e)	2,000,000	2,099,062
2.75%, 02/15/19	5,305,000	5,497,720
2.88%, 03/31/18(e)	3,500,000	3,695,783
3.00%, 09/30/16	1,325,000	1,429,344
3.00%, 02/28/17(e)	1,845,000	1,984,960
3.13%, 05/15/21(e)	6,700,000	6,883,178
3.25%, 12/31/16(e)	9,325,000	10,161,341
3.38%, 11/15/19(e)	9,370,000	10,034,689
3.50%, 05/15/20	9,600,000	10,308,000
3.63%, 12/31/12	2,960,000	3,098,635
3.63%, 08/15/19(e)	13,995,000	15,295,010
3.63%, 02/15/20	5,410,000	5,878,300
3.88%, 10/31/12(e)	3,365,000	3,515,375
4.00%, 02/15/15(e)	1,400,000	1,559,250
4.13%, 05/15/15(e)	1,533,000	1,722,350
4.25%, 09/30/12	2,585,000	2,703,445
4.25%, 11/15/17(e)	12,415,000	14,223,903
4.50%, 05/15/17(e)	3,595,000	4,164,585
4.63%, 02/15/17(e)	3,060,000	3,560,359
4.88%, 08/15/16(e)	1,833,000	2,148,047

Total U.S. Treasury Notes (cost $334,030,506)		348,205,945

Yankee Dollars 0.7%

	Principal Amount	Market Value
Chemicals 0.1%
Agrium, Inc., 6.13%, 01/15/41	$100,000	$110,992
Potash Corp of Saskatchewan, Inc. 4.88%, 03/01/13	115,000	122,362
5.88%, 12/01/36	375,000	412,801

		646,155

Commercial Banks 0.0%†
BBVA US Senior SAU, 3.25%, 05/16/14	400,000	393,910
Westpac Banking Corp., 4.63%, 06/01/18	103,000	108,044

		501,954

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	890,557

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	213,989
8.88%, 03/01/26	109,000	157,314

		371,303

Energy Equipment & Services 0.0%†
Encana Corp. 4.75%, 10/15/13	236,000	253,897
6.50%, 08/15/34	250,000	279,017
Weatherford International Ltd., 5.50%, 02/15/16	51,000	56,895

		589,809

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	64,244
Rio Tinto Alcan, Inc., 4.50%, 05/15/13	158,000	167,741
Teck Resources Ltd. 3.85%, 08/15/17	100,000	105,178
4.50%, 01/15/21	200,000	206,260
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	127,409

		670,832

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	216,104
Enbridge, Inc., 5.60%, 04/01/17	750,000	862,253
Nexen, Inc. 5.88%, 03/10/35	92,000	93,266
6.40%, 05/15/37	250,000	269,315
Petro-Canada, 5.95%, 05/15/35	189,000	199,491
Statoil ASA, 6.80%, 01/15/28	425,000	521,629
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	710,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. 7.25%, 10/15/27	$92,000	$110,805
5.75%, 05/15/35	250,000	256,301
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	548,712

		3,788,352

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	300,000	304,110

Road & Rail 0.1%
Canadian National Railway Co. 4.40%, 03/15/13	515,000	545,799
6.90%, 07/15/28	168,000	207,087
6.20%, 06/01/36	164,000	191,356

		944,242

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	106,147

Total Yankee Dollars (cost $7,976,463)		8,813,461

Mutual Fund 5.1%

	Shares	Market Value
Money Market Fund 5.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (g)	66,846,774	$66,846,774

Total Mutual Fund (cost $66,846,774)		66,846,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $7,108,841, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 09/20/11 - 07/20/41; total market value $7,250,897. (h)	$7,108,723	$7,108,723
Total Repurchase Agreement (cost $7,108,723)		7,108,723

Total Investments (cost $1,301,376,758) (i) — 104.4%		1,363,398,267
Liabilities in excess of other assets — (4.4)%		(57,569,728)

NET ASSETS — 100.0%		$1,305,828,539

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $3,351,473 which represents 0.26% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2011.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date reflects the next call date.
(e)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $295,927,175 which was collateralized by a repurchase agreement with a value of $7,108,723 and $293,842,968 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 9.00% and maturity dates ranging from 01/01/13 to 04/16/50, a total value of $300,951,691.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of July 31, 2011.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $7,108,723.
(i)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,302,131,178, tax unrealized appreciation and depreciation were $61,979,947 and $(712,858), respectively.
†	Amount rounds to less than 0.1%.

AEC	Aruba Exempt Corporation
AG	Stock Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,161,264	$—	$2,161,264
Commercial Mortgage Backed Securities	—	28,471,748	—	28,471,748
Corporate Bonds	—	274,262,464	—	274,262,464
Municipal Bonds	—	10,930,806	—	10,930,806
Mutual Fund	66,846,774	—	—	66,846,774
Repurchase Agreement	—	7,108,723	—	7,108,723
Sovereign Bonds	—	38,033,956	—	38,033,956
U.S. Government Mortgage Backed Agencies	—	430,261,869	—	430,261,869
U.S. Government Sponsored & Agency Obligations	—	78,768,866	—	78,768,866
U.S. Treasury Bonds	—	69,532,391	—	69,532,391
U.S. Treasury Notes	—	348,205,945	—	348,205,945
Yankee Dollars	—	8,813,461	—	8,813,461

Total	$66,846,774	$1,296,551,493	$—	$1,363,398,267

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 24.1%

	Principal Amount	Market Value
Automobile 9.2%
Ally Auto Receivables Trust Series 2010-2, Class A2, 0.89%, 09/17/12	$617,477	$617,767
Series 2011-2, Class A2, 0.67%, 10/15/13	2,000,000	2,000,076
Bank of America Auto Trust, Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	2,000,000	2,046,699
BMW Vehicle Owner Trust Series 2010-A, Class A2, 0.68%, 09/25/12	346,823	346,916
Series 2010-A, Class A3, 1.39%, 04/25/14	1,500,000	1,510,056
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 04/16/12	107,460	107,649
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	903,851	914,077
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	2,500,000	2,565,896
Series 2010-B, Class A2, 0.65%, 12/15/12	592,639	592,798
Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, 03/18/14	2,500,000	2,514,224
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	834,412	834,855
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.74%, 08/17/15	2,500,000	2,599,032
Toyota Auto Receivables Owner Trust Series 2010-A, Class A2, 0.75%, 05/15/12	186,887	186,913
Series 2010-A, Class A3, 1.27%, 12/16/13	750,000	753,354
Series 2010-B, Class A2, 0.74%, 08/15/12	563,389	563,628
USAA Auto Owner Trust Series 2008-2, Class A4, 5.16%, 11/15/13	1,786,287	1,811,167
Series 2009-2, Class A3, 1.54%, 02/18/14	1,144,834	1,150,241
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3, 1.31%, 01/20/14	1,827,438	1,834,993
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	730,106	734,956
Series 2010-A, Class A4, 2.21%, 05/15/15	1,000,000	1,020,672

		24,705,969

Credit Card 6.7%
American Express Credit Account Master Trust, Series 2007-5, Class A, 0.22%, 12/15/14(b)	2,000,000	1,998,822
BA Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	2,500,000	2,610,726
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	2,000,000	2,085,252
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	2,000,000	2,109,658
Series 2008-A4, Class A4, 4.65%, 03/15/15	2,000,000	2,129,707
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	1,000,000	1,034,248
Series 2009-A5, Class A5, 2.25%, 12/23/14	3,712,000	3,797,230
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	2,000,000	2,182,779

		17,948,422

Other 8.2%
AEP Texas Central Transition Funding LLC, Series A-2 4.98%, 07/01/13	1,455,770	1,518,070
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	1,592,744	1,620,266
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,548,746	1,624,939
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	1,000,000	1,050,724
GE Equipment Midticket LLC, Series 2010-1, Class A2, 0.61%, 01/14/13(a)	653,854	653,953
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	800,000	800,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)
	Principal Amount	Market Value
Other (continued)
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	$2,000,000	$2,001,488
John Deere Owner Trust, Series 2009-B, Class A3, 1.57%, 10/15/13	431,657	433,381
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A3, 4.13%, 09/15/13	313,307	314,783
Series 2005-1, Class A4, 4.40%, 03/15/15	1,000,000	1,037,665
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	1,424,889	1,504,758
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	2,400,000	2,500,578
Series 2005-2, Class A2, 5.03%, 03/25/14	998,274	1,014,545
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	4,348,627	4,607,488
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A2, 4.81%, 11/17/14	771,273	795,901
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12(a)	376,166	376,261

		21,855,441

Total Asset-Backed Securities (cost $64,690,289)		64,509,832

Collateralized Mortgage Obligations 23.1%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2003-113, Class PD, 4.00%, 02/25/17 1,138,021		1,164,782
Series 2003-122, Class OK, 4.00%, 06/25/17	609,854	624,189
Series 2004-6, Class CA, 4.00%, 06/25/17	626,245	640,307
Series 2003-67, Class TA, 3.00%, 08/25/17	586,793	596,440
Series 2004-29, Class L, 4.00%, 09/25/17	411,188	419,647
Series 2004-32, Class AB, 4.00%, 10/25/17	400,492	410,177
Series 2003-49, Class TK, 3.50%, 03/25/18	1,066,589	1,108,680
Series 2003-59, Class GC, 4.50%, 03/25/18	914,636	959,099
Series 2011-69, Class AB, 1.50%, 05/25/18	2,416,112	2,434,425
Series 2003-57, Class NB, 3.00%, 06/25/18	111,777	116,003
Series 2010-30, Class DB, 2.00%, 08/25/18	1,464,283	1,485,577
Series 2003-75, Class NB, 3.25%, 08/25/18	782	781
Series 2008-15, Class JM, 4.00%, 02/25/19	516,768	539,849
Series 2008-15, Class EL, 4.25%, 06/25/22	1,811,043	1,902,549
Series 2008-18, Class MD, 4.00%, 03/25/19	1,135,424	1,197,531
Series 2007-36, Class AB, 5.00%, 11/25/21	1,357,370	1,457,768
Series 2009-88, Class EA, 4.50%, 05/25/23	1,156,082	1,211,927
Series 2009-44, Class A, 4.50%, 12/25/23	779,909	822,606
Series 2009-76, Class MA, 4.00%, 09/25/24	3,792,050	3,984,517
Series 2003-14, Class AN, 3.50%, 03/25/33	157,536	165,712
Freddie Mac REMICS Series 3584, Class BL, 1.25%, 10/15/12 575,498		577,861
Series 3591, Class NA, 1.25%, 10/15/12	670,595	674,653
Series 3573, Class LC, 1.85%, 08/15/14	891,151	900,175
Series 3574, Class AC, 1.85%, 08/15/14	1,015,903	1,025,861
Series 3612, Class AE, 1.40%, 12/15/14	884,018	889,886
Series 3610, Class AB, 1.40%, 12/15/14	517,016	519,860
Series 3555, Class JA, 4.00%, 12/15/14	817,824	842,181
Series 2614, Class TD, 3.50%, 05/15/16	83,028	83,082
Series 2633, Class PD, 4.50%, 08/15/16	581,871	587,284
Series 3865, Class DA, 1.25%, 12/15/16	489,405	491,939
Series 2672, Class NF, 4.00%, 12/15/16	712,692	726,579
Series 2611, Class KC, 3.50%, 01/15/17	3,659	3,659
Series 2630, Class KS, 4.00%, 01/15/17	1,271,603	1,294,805
Series 2695, Class DE, 4.00%, 01/15/17	1,670,844	1,702,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value
Freddie Mac REMICS (continued)
Series 3818, Class UA, 1.35%, 02/15/17	$1,404,872	$1,415,764
Series 3827, Class CA, 1.50%, 04/15/17	1,594,598	1,609,882
Series 2625, Class JD, 3.25%, 07/15/17	267,940	272,323
Series 3758, Class CD, 1.50%, 08/15/17	1,931,339	1,946,730
Series 2640, Class GD, 4.50%, 08/15/17	945,187	957,058
Series 2783, Class AB, 4.00%, 10/15/17	443,632	455,058
Series 2628, Class DQ, 3.00%, 11/15/17	1,159,279	1,190,049
Series 2628, Class GQ, 3.14%, 11/15/17	1,449,099	1,489,357
Series 2629, Class AN, 3.50%, 01/15/18	1,296,972	1,345,185
Series 2629, Class AM, 4.00%, 01/15/18	667,014	696,576
Series 2555, Class B, 4.25%, 01/15/18	765,249	809,578
Series 2664, Class GA, 4.50%, 01/15/18	23,204	23,324
Series 2786, Class PD, 4.50%, 01/15/18	2,015,476	2,077,350
Series 3840, Class BA, 2.00%, 02/15/18	2,319,230	2,364,364
Series 2643, Class NT, 4.50%, 03/15/18	1,254,668	1,317,431
Series 2613, Class PA, 3.25%, 05/15/18	537,233	548,074
Series 2836, Class PX, 4.00%, 05/15/18	793,038	823,758
Series 3728, Class CA, 1.50%, 10/15/18	1,858,429	1,869,874
Series 3636, Class EB, 2.00%, 11/15/18	632,472	644,551
Series 2877, Class GP, 4.00%, 11/15/18	715,338	740,430
Series 3110, Class AG, 5.00%, 03/15/19	379,949	387,167
Series 3683, Class AD, 2.25%, 06/15/20	556,129	563,365
Series 3846, Class CK, 1.50%, 09/15/20	2,310,398	2,317,270
Series 3815, Class DE, 3.00%, 10/15/21	2,130,301	2,210,450
Series 2802, Class NC, 5.00%, 05/15/28	103,449	103,736
Ginnie Mae
Series 2009-57, Class BA, 2.25%, 06/16/39	492,438	501,264
Series 2009-81, Class WA, 2.00%, 08/20/39	1,452,948	1,473,669

Total Collateralized Mortgage Obligations (cost $61,444,251)		$61,716,708

Commercial Mortgage Backed Securities 6.1%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	$446,582	447,342
Series 2005-3, Class A2, 4.50%, 07/10/43	1,339,805	1,338,935
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	571,813	598,619
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49(b)	380,000	400,152
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	34,553	34,558
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	1,519,000	1,561,867
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2 3.92%, 11/10/38	142,219	142,158
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2 4.11%, 01/11/17	1,166,205	1,171,201
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	1,064,211	1,090,765
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,095,394	1,114,243
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	390,476	394,083
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	120,522	120,434
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1 3.67%, 02/11/36	869,747	877,339
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	1,408,178	1,407,182
Series 2005-C16, Class A2, 4.38%, 10/15/41	668,586	670,288
Series 2005-C17, Class A2, 4.78%, 03/15/42	752,294	753,271

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2005-C17, Class APB, 5.04%, 03/15/42	$876,232	$910,353
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	1,685,942	1,768,782
Series 2006-C29, Class A2, 5.28%, 11/15/48	1,491,213	1,494,537

Total Commercial Mortgage Backed Securities (cost $16,410,062)		16,296,109

Corporate Bonds 35.8%

	Principal Amount	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The), 1.88%, 11/20/12	2,500,000	2,540,853
General Dynamics Corp., 4.25%, 05/15/13	2,350,000	2,505,283
Honeywell International, Inc., 6.13%, 11/01/11	2,500,000	2,535,897

		7,582,033

Beverages 1.0%
PepsiCo, Inc., 5.15%, 05/15/12	2,500,000	2,592,080

Capital Markets 1.7%
Bank of New York Mellon Corp. (The), 4.95%, 11/01/12	2,500,000	2,631,905
Credit Suisse USA, Inc., 6.50%, 01/15/12	2,000,000	2,054,156

		4,686,061

Chemicals 0.2%
Praxair, Inc., 1.75%, 11/15/12	600,000	608,496

Commercial Banks 5.9%
BNP Paribas, 0.65%, 04/08/13(b)	2,500,000	2,471,135
PNC Funding Corp., 5.50%, 09/28/12	2,000,000	2,101,632
US Bancorp, 2.00%, 06/14/13	2,000,000	2,044,914
Wachovia Corp., 5.30%, 10/15/11	2,500,000	2,521,290
Wells Fargo & Co. 3.00%, 12/09/11	2,000,000	2,019,990
5.25%, 10/23/12	2,000,000	2,106,392
Westpac Banking Corp., 0.80%, 04/08/13(a)(b)	2,500,000	2,506,448

		15,771,801

Computers & Peripherals 1.7%
Dell, Inc., 3.38%, 06/15/12	1,900,000	1,942,051
Hewlett-Packard Co., 4.50%, 03/01/13	2,500,000	2,652,705

		4,594,756

Consumer Finance 1.0%
John Deere Capital Corp., 7.00%, 03/15/12	2,500,000	2,599,182

Diversified Financial Services 7.8%
Bank of America Corp., 5.38%, 08/15/11	2,000,000	2,003,196
Caterpillar Financial Services Corp., 4.85%, 12/07/12	2,000,000	2,115,748
Citigroup Funding, Inc., 2.25%, 12/10/12	2,500,000	2,567,613
General Electric Capital Corp. 5.00%, 11/15/11	2,500,000	2,532,988
2.13%, 12/21/12	2,000,000	2,046,706
HSBC Finance Corp., 6.38%, 10/15/11	1,875,000	1,896,592
IBM International Group Capital LLC, 5.05%, 10/22/12	2,500,000	2,641,132
JPMorgan Chase & Co., 5.38%, 10/01/12	2,500,000	2,630,877
Western Union Co. (The), 5.40%, 11/17/11	2,500,000	2,535,360

		20,970,212

Diversified Telecommunication Services 0.7%
AT&T Corp., 7.30%, 11/15/11	1,793,000	1,827,141

Electric Utilities 0.8%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	2,000,000	2,111,156

Food & Staples Retailing 1.8%
Costco Wholesale Corp., 5.30%, 03/15/12	1,600,000	1,650,062
Walgreen Co., 4.88%, 08/01/13	1,000,000	1,081,384
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,000,000	2,124,888

		4,856,334

Health Care Equipment & Services 0.8%
Baxter International, Inc., 1.80%, 03/15/13	2,000,000	2,035,006

Industrial Conglomerates 1.2%
3M Co., 4.50%, 11/01/11	2,600,000	2,628,304
Cooper US, Inc., 5.25%, 11/15/12	450,000	475,573

		3,103,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Insurance 1.7%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	$2,500,000	$2,513,080
Metropolitan Life Global Funding I, 5.13%, 04/10/13(a)	2,000,000	2,125,816

		4,638,896

Media 0.2%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	500,000	517,237

Metals & Mining 0.2%
Nucor Corp., 5.00%, 12/01/12	400,000	421,577

Multiline Retail 0.7%
Target Corp., 5.88%, 03/01/12	1,700,000	1,754,497

Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips, 4.75%, 10/15/12	1,500,000	1,575,397

Personal Products 0.9%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	2,500,000	2,501,528

Pharmaceuticals 3.1%
AstraZeneca PLC, 5.40%, 09/15/12	2,000,000	2,109,814
Eli Lilly & Co., 6.00%, 03/15/12	2,500,000	2,587,862
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	1,540,000	1,655,796
Novartis Capital Corp., 1.90%, 04/24/13	2,000,000	2,048,584

		8,402,056

Software 0.5%
Oracle Corp., 4.95%, 04/15/13	1,150,000	1,233,125

Specialty Retail 0.5%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,250,000	1,321,220

Total Corporate Bonds (cost $95,521,584)		95,703,668

U.S. Government Mortgage Backed Agencies 0.5%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	33,004	35,866
Pool# 254089 6.00%, 12/01/16	53,249	57,866
Pool# 545415 6.00%, 01/01/17	46,848	50,911
Pool# 254195 5.50%, 02/01/17	109,545	118,846
Pool# 625178 5.50%, 02/01/17	90,443	98,123
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	15,387	16,244
Pool# B17493 4.00%, 12/01/14	961,859	990,964
Pool# E00991 6.00%, 07/01/16	25,348	27,125

Total U.S. Government Mortgage Backed Agencies (cost $1,359,534)		1,395,945

U.S. Government Sponsored & Agency Obligation 1.0%

	Principal Amount	Market Value
Federal Home Loan Banks
3.38%, 02/27/13	2,500,000	2,616,635

Total U.S. Government Sponsored & Agency Obligation (cost $2,604,353)		2,616,635

U.S. Treasury Notes 3.4%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 09/30/11	4,000,000	4,005,312
1.13%, 01/15/12	5,000,000	5,020,705

Total U.S. Treasury Notes (cost $9,011,860)		9,026,017

Yankee Dollar 0.2%

	Principal Amount	Market Value
Road & Rail 0.2%
Canadian National Railway Co., 6.38%, 10/15/11	700,000	708,511

Total Yankee Dollar (cost $708,306)		708,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Mutual Fund 5.1%

	Shares	Market Value
Money Market Fund 5.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (c)	13,616,138	$13,616,138

Total Mutual Fund (cost $13,616,138)		13,616,138

Total Investments (cost $265,366,377) (d) — 99.3%		265,589,563
Other assets in excess of liabilities — 0.7%		1,798,765

NET ASSETS — 100.0%		$267,388,328

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $8,509,818 which represents 3.18% of net assets.
(b)	VariableRate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(c)	Represents7-day effective yield as of July 31, 2011.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $265,366,377, tax unrealized appreciation and depreciation were $764,534 and $(541,348), respectively.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$64,509,832	$—	$64,509,832
Collateralized Mortgage Obligations	—	61,716,708	—	61,716,708
Commercial Mortgage Backed Securities	—	16,296,109	—	16,296,109
Corporate Bonds	—	95,703,668	—	95,703,668
Mutual Fund	13,616,138	—	—	13,616,138
U.S. Government Mortgage Backed Agencies	—	1,395,945	—	1,395,945
U.S. Government Sponsored & Agency Obligation	—	2,616,635	—	2,616,635
U.S. Treasury Notes	—	9,026,017	—	9,026,017
Yankee Dollar	—	708,511	—	708,511

Total	$13,616,138	$251,973,425	$—	$265,589,563

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.9%

	Principal Amount	Market Value
Fannie Mae REMICS Series 1988-25, Class B, 9.25%, 10/25/18	$5,597	$6,499
Series 1990-7, Class B, 8.50%, 01/25/20	17,319	19,847
Series 1993-16, Class Z, 7.50%, 02/25/23	75,599	87,008
Series 1993-226, Class PK, 6.00%, 12/25/23	644,075	712,564
Series 2003-66, Class AP, 3.50%, 11/25/32	1,054,916	1,105,492
Series 1998-73, Class MZ, 6.30%, 10/17/38	1,831,388	2,056,074
Fannie Mae-Aces Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	1,468,800	1,516,654
Series 1998-M4, Class D, 6.27%, 02/25/35	4,910	4,909
Freddie Mac REMICS Series 2960, Class BL, 5.00%, 02/15/23	3,201,009	3,289,079
Series 1684, Class I, 6.50%, 03/15/24	1,149,622	1,324,762
Series 2296, Class H, 6.50%, 03/15/31	71,632	82,943

Total Collateralized Mortgage Obligations (cost $9,557,384)		10,205,831

U.S. Government Mortgage Backed Agencies 54.5%
	Principal Amount	Market Value
Fannie Mae Pool
Pool# 460669 5.63%, 06/01/12	10,539,933	10,796,473
Pool# 463344 4.04%, 02/01/15	6,367,353	6,799,816
Pool# 381190 7.90%, 08/01/15	1,393,929	1,555,899
Pool# 383142 7.11%, 10/01/15	1,378,223	1,395,460
Pool# 380082 6.35%, 03/01/16	3,521,250	3,699,378
Pool# 385012 6.84%, 04/01/20	4,085,718	4,662,480
Pool# MA0598 3.50%, 12/01/20	9,079,720	9,506,953
Pool# 874740 6.32%, 07/01/22	1,709,281	1,930,459
Pool# AB1066 4.00%, 05/01/25	18,254,601	19,162,034
Pool# 874982 6.81%, 11/01/25	1,686,918	1,932,599
Pool# 385258 6.65%, 07/01/27	1,231,950	1,373,968
Pool# 387114 5.62%, 09/01/34	1,138,387	1,249,976
Pool# 773298 4.86%, 04/01/35(a)	2,564,240	2,724,474
Pool# 745769 2.41%, 07/01/36(a)	2,579,846	2,719,257
Pool# 813605 2.46%, 07/01/36(a)	995,212	1,043,369

Total U.S. Government Mortgage Backed Agencies (cost $68,354,956)		70,552,595

U.S. Government Sponsored & Agency Obligations 6.1%
	Principal Amount	Market Value
Federal Home Loan Banks 5.99%, 04/15/13	1,500,000	1,641,744
8.02%, 02/13/15	5,000,000	6,209,605

Total U.S. Government Sponsored & Agency Obligations (cost $7,049,736)		7,851,349

U.S. Treasury Bonds 11.1%
	Principal Amount	Market Value
U.S. Treasury Bond, 6.00%, 02/15/26	7,000,000	9,030,000
U.S. Treasury Inflation Index Bond, 0.13%, 04/15/16	5,000,000	5,344,488

Total U.S. Treasury Bonds (cost $13,677,811)		14,374,488

U.S. Treasury Notes 13.2%
	Principal Amount	Market Value
U.S. Treasury Notes 2.63%, 08/15/20	10,000,000	9,968,750
3.13%, 05/15/21	7,000,000	7,191,380

Total U.S. Treasury Notes (cost $16,789,295)		17,160,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Government Bond Fund

Mutual Fund 7.0%

	Shares	Market Value
Money Market Fund 7.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (b)	9,024,967	$9,024,967

Total Mutual Fund (cost $9,024,967)		9,024,967

Total Investments (cost $124,454,149) (c) — 99.8%		129,169,360
Other assets in excess of liabilities — 0.2%		201,336

NET ASSETS — 100.0%		$129,370,696

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $124,454,149, tax unrealized appreciation and depreciation were $4,739,374 and $(24,163), respectively.

REMICS         Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$10,205,831	$—	$10,205,831
Mutual Fund	9,024,967	—	—	9,024,967
U.S. Government Mortgage Backed Agencies	—	70,552,595	—	70,552,595
U.S. Government Sponsored & Agency Obligations	—	7,851,349	—	7,851,349
U.S. Treasury Bonds	—	14,374,488	—	14,374,488
U.S. Treasury Notes	—	17,160,130	—	17,160,130

Total	$9,024,967	$120,144,393	$—	$129,169,360

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.2%
	Shares	Market Value
Aerospace & Defense 0.9%
Precision Castparts Corp.	9,000	$1,452,420

Air Freight & Logistics 1.5%
FedEx Corp.	26,700	2,319,696

Auto Components 0.8%
TRW Automotive Holdings Corp. *	23,240	1,172,923

Beverages 1.5%
Coca-Cola Co. (The)	34,000	2,312,340

Biotechnology 1.2%
Alexion Pharmaceuticals, Inc. *	15,000	852,000
Biogen Idec, Inc. *	9,500	967,765

		1,819,765

Capital Markets 1.2%
Affiliated Managers Group, Inc. *	17,000	1,773,610

Chemicals 5.2%
Celanese Corp., Series A	15,000	826,950
CF Industries Holdings, Inc.	17,640	2,739,845
E.I. du Pont de Nemours & Co.	32,620	1,677,320
Eastman Chemical Co.	18,700	1,806,233
International Flavors & Fragrances, Inc.	16,300	997,071

		8,047,419

Communications Equipment 4.1%
Acme Packet, Inc. *	21,300	1,254,996
F5 Networks, Inc. *	17,600	1,645,248
QUALCOMM, Inc.	62,630	3,430,871

		6,331,115

Computers & Peripherals 7.8%
Apple, Inc. *	26,160	10,214,957
EMC Corp. *	69,900	1,822,992

		12,037,949

Diversified Financial Services 0.8%
IntercontinentalExchange, Inc. *	9,980	1,230,534

Electrical Equipment 1.6%
Ametek, Inc.	35,200	1,496,000
Rockwell Automation, Inc.	14,370	1,031,191

		2,527,191

Energy Equipment & Services 5.1%
Baker Hughes, Inc.	31,770	2,458,363
Schlumberger Ltd.	59,600	5,386,052

		7,844,415

Food & Staples Retailing 2.1%
Walgreen Co.	61,910	2,416,966
Whole Foods Market, Inc.	12,600	840,420

		3,257,386

Food Products 3.0%
Hain Celestial Group, Inc. (The) *	59,400	1,920,402
Mead Johnson Nutrition Co.	37,190	2,654,250

		4,574,652

Health Care Equipment & Supplies 1.2%
Covidien PLC	36,900	1,874,151

Health Care Providers & Services 1.9%
Express Scripts, Inc. *	25,148	1,364,531
McKesson Corp.	19,400	1,573,728

		2,938,259

Hotels, Restaurants & Leisure 4.2%
Las Vegas Sands Corp. *	59,110	2,788,810
Starbucks Corp.	40,635	1,629,057
Starwood Hotels & Resorts Worldwide, Inc.	38,760	2,130,250

		6,548,117

Household Durables 0.7%
Tempur-Pedic International, Inc. *	14,500	1,044,145

Industrial Conglomerates 1.0%
Danaher Corp.	31,190	1,531,741

Information Technology Services 4.5%
Cognizant Technology Solutions Corp., Class A *	22,220	1,552,511
International Business Machines Corp.	9,700	1,763,945
MasterCard, Inc., Class A	7,350	2,228,888
VeriFone Systems, Inc. *	36,300	1,429,131

		6,974,475

Internet & Catalog Retail 1.7%
Amazon.com, Inc. *	11,710	2,605,709

Internet Software & Services 4.7%
eBay, Inc. *	70,000	2,292,500
Google, Inc., Class A *	8,310	5,016,664

		7,309,164

Machinery 6.6%
Caterpillar, Inc.	28,450	2,810,575
Cummins, Inc.	15,110	1,584,737
Deere & Co.	29,370	2,305,839
Parker Hannifin Corp.	29,870	2,360,327
Stanley Black & Decker, Inc.	16,000	1,052,320

		10,113,798

Media 2.6%
Comcast Corp., Class A	71,000	$1,705,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)
	Shares	Market Value
Viacom, Inc., Class B	46,500	2,251,530

		3,956,950

Metals & Mining 0.9%
Cliffs Natural Resources, Inc.	15,850	1,423,647

Multiline Retail 1.3%
Nordstrom, Inc.	38,600	1,936,176

Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp.	33,430	2,759,981
Brigham Exploration Co. *	24,200	769,560
Cimarex Energy Co.	12,860	1,133,223
Concho Resources, Inc. *	17,300	1,618,934
Marathon Petroleum Corp. *	28,765	1,259,619
Peabody Energy Corp.	19,400	1,114,918
Southwestern Energy Co. *	41,000	1,826,960

		10,483,195

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	9,500	996,645

Pharmaceuticals 5.6%
Allergan, Inc.	32,730	2,661,276
Shire PLC ADR-IE	17,000	1,768,000
Valeant Pharmaceuticals International, Inc.	36,000	1,981,080
Watson Pharmaceuticals, Inc. *	34,200	2,295,846

		8,706,202

Road & Rail 1.3%
Union Pacific Corp.	18,810	1,927,649

Semiconductors & Semiconductor Equipment 3.8%
Altera Corp.	48,600	1,986,768
Broadcom Corp., Class A *	51,300	1,901,691
Cypress Semiconductor Corp. *	55,900	1,150,422
Netlogic Microsystems, Inc. *	23,650	817,108

		5,855,989

Software 6.0%
Citrix Systems, Inc. *	25,600	1,844,224
Oracle Corp.	159,920	4,890,353
Salesforce.com, Inc. *	12,680	1,834,923
SuccessFactors, Inc. *	28,000	756,000

		9,325,500

Textiles, Apparel & Luxury Goods 4.0%
Coach, Inc.	29,320	1,892,899
Fossil, Inc. *	9,100	1,143,597
NIKE, Inc., Class B	21,480	1,936,422
PVH Corp.	15,770	1,128,344

		6,101,262

Total Common Stocks (cost $131,397,868)		148,354,189

Mutual Fund 0.9%
	Shares	Market Value
Money Market Fund 0.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (a)	1,365,901	1,365,901

Total Mutual Fund (cost $1,365,901)		1,365,901

Total Investments (cost $132,763,769) (b) — 97.1%		149,720,090
Other assets in excess of liabilities — 2.9%		4,499,172

NET ASSETS — 100.0%		$154,219,262

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2011.
(b)	At July 31, 2011, the tax basis cost of the Fund’s investments was $133,451,743, tax unrealized appreciation and depreciation were $18,336,818 and $(2,068,471), respectively.

ADR	American Depositary Receipt
IE	Ireland
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$148,354,189	$—	$—	$148,354,189
Mutual Fund	1,365,901	—	—	1,365,901

Total	$149,720,090	$—	$—	$149,720,090

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%
	Shares	Market Value
Equity Funds 95.0%
Nationwide International Index Fund, Institutional Class (a)	42,225,593	$320,492,252
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,160,303	156,671,874
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,301,933	426,425,975
Nationwide Small Cap Index Fund, Institutional Class (a)	8,645,712	105,823,510

Total Equity Funds (cost $996,246,040)		1,009,413,611

Fixed Income Fund 5.1%
Nationwide Bond Index Fund, Institutional Class (a)	4,673,300	54,023,342

Total Fixed Income Fund (cost $51,286,839)		54,023,342

Total Mutual Funds (cost $1,047,532,879)		1,063,436,953

Total Investments (cost $1,047,532,879) (b) — 100.1%		1,063,436,953
Liabilities in excess of other assets — (0.1)%		(674,591)

NET ASSETS — 100.0%		$1,062,762,362

(a)	Investment in affiliate.
(b)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,077,935,674, tax unrealized appreciation and depreciation were $25,374,730 and $(39,873,451), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,063,436,953	$—	$—	$1,063,436,953

Total	$1,063,436,953	$—	$—	$1,063,436,953

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 82.1%
	Shares	Market Value
Equity Funds 20.0%
Nationwide International Index Fund, Institutional Class (a)	2,398,264	$18,202,826
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	717,390	11,062,150
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,067,514	44,132,528

Total Equity Funds (cost $60,106,845)		73,397,504

Fixed Income Funds 54.2%
Nationwide Bond Index Fund, Institutional Class (a)	12,764,155	147,553,636
Nationwide Enhanced Income Fund, Institutional Class (a)	5,702,788	51,382,120

Total Fixed Income Funds (cost $192,711,920)		198,935,756

Money Market Fund 7.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	28,969,603	28,969,603

Total Money Market Fund (cost $28,969,603)		28,969,603

Total Mutual Funds (cost $281,788,368)		301,302,863

Fixed Contract 17.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$65,831,261	65,831,261

Total Fixed Contract (cost $65,831,261)		65,831,261

Total Investments (cost $347,619,629) (d) — 100.0%		367,134,124
Liabilities in excess of other assets — 0.0%†		(63,646)

NET ASSETS — 100.0%		$367,070,478

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $355,083,133, tax unrealized appreciation and depreciation were $12,837,925 and $(786,934), respectively.

†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$65,831,261	$—	$65,831,261
Mutual Funds	301,302,863	—	—	301,302,863

Total	$301,302,863	$65,831,261	$—	$367,134,124

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 93.1%
	Shares	Market Value
Equity Funds 60.0%
Nationwide International Index Fund, Institutional Class (a)	32,496,890	$246,651,394
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,818,508	151,401,400
Nationwide S&P 500 Index Fund, Institutional Class (a)	41,079,899	445,716,903
Nationwide Small Cap Index Fund, Institutional Class (a)	6,246,105	76,452,321

Total Equity Funds (cost $854,312,347)		920,222,018

Fixed Income Funds 30.6%
Nationwide Bond Index Fund, Institutional Class (a)	32,079,235	370,835,953
Nationwide Enhanced Income Fund, Institutional Class (a)	11,026,508	99,348,842

Total Fixed Income Funds (cost $450,623,291)		470,184,795

Money Market Fund 2.5%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	37,810,222	37,810,222

Total Money Market Fund (cost $37,810,222)		37,810,222

Total Mutual Funds (cost $1,342,745,860)		1,428,217,035

Fixed Contract 7.0%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$107,796,187	107,796,187

Total Fixed Contract (cost $107,796,187)		107,796,187

Total Investments (cost $1,450,542,047) (d) — 100.1%		1,536,013,222
Liabilities in excess of other assets — (0.1)%		(1,214,294)

NET ASSETS — 100.0%		$1,534,798,928

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,485,588,795, tax unrealized appreciation and depreciation were $56,627,048 and $(6,202,621), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$107,796,187	$—	$107,796,187
Mutual Funds	1,428,217,035	—	—	1,428,217,035

Total	$1,428,217,035	$107,796,187	$—	$1,536,013,222

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.6%
	Shares	Market Value
Equity Funds 79.9%
Nationwide International Index Fund, Institutional Class (a)	58,455,874	$443,680,081
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	13,580,290	209,408,065
Nationwide S&P 500 Index Fund, Institutional Class (a)	57,078,093	619,297,309
Nationwide Small Cap Index Fund, Institutional Class (a)	11,370,920	139,180,055

Total Equity Funds (cost $1,367,311,829)		1,411,565,510

Fixed Income Funds 17.7%
Nationwide Bond Index Fund, Institutional Class (a)	23,121,810	267,288,129
Nationwide Enhanced Income Fund, Institutional Class (a)	4,921,541	44,343,085

Total Fixed Income Funds (cost $298,428,692)		311,631,214

Total Mutual Funds (cost $1,665,740,521)		1,723,196,724

Fixed Contract 2.5%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(b)	$43,735,221	43,735,221

Total Fixed Contract (cost $43,735,221)		43,735,221

Total Investments (cost $1,709,475,742) (c) — 100.1%		1,766,931,945
Liabilities in excess of other assets — (0.1)%		(1,213,309)

NET ASSETS — 100.0%		$1,765,718,636

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,749,284,724, tax unrealized appreciation and depreciation were $56,536,142 and $(38,888,921), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$43,735,221	$—	$43,735,221
Mutual Funds	1,723,196,724	—	—	1,723,196,724

Total	$1,723,196,724	$43,735,221	$—	$1,766,931,945

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 89.1%
	Shares	Market Value
Equity Funds 40.0%
Nationwide International Index Fund, Institutional Class (a)	6,815,155	$51,727,029
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,948,730	30,049,415
Nationwide S&P 500 Index Fund, Institutional Class (a)	10,246,069	111,169,845
Nationwide Small Cap Index Fund, Institutional Class (a)	794,277	9,721,944

Total Equity Funds (cost $177,761,639)		202,668,233

Fixed Income Funds 45.2%
Nationwide Bond Index Fund, Institutional Class (a)	16,318,939	188,646,931
Nationwide Enhanced Income Fund, Institutional Class (a)	4,501,420	40,557,799

Total Fixed Income Funds (cost $220,692,633)		229,204,730

Money Market Fund 3.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	19,790,155	19,790,155

Total Money Market Fund (cost $19,790,155)		19,790,155

Total Mutual Funds (cost $418,244,427)		451,663,118

Fixed Contract 11.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$55,738,747	55,738,748

Total Fixed Contract (cost $55,738,748)		55,738,748

Total Investments (cost $473,983,175) (d) — 100.1%		507,401,866
Liabilities in excess of other assets — (0.1)%		(458,109)

NET ASSETS — 100.0%		$506,943,757

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $488,913,535, tax unrealized appreciation and depreciation were $19,650,993 and $(1,162,662), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$55,738,748	$—	$55,738,748
Mutual Funds	451,663,118	—	—	$451,663,118

Total	$451,663,118	$55,738,748	$—	$507,401,866

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.0%

	Shares	Market Value

AUSTRALIA 8.5%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	94,985	$471,853

Airlines 0.0%†
Qantas Airways Ltd.*	165,561	335,547

Beverages 0.2%
Coca-Cola Amatil Ltd.	81,838	1,016,520
Foster’s Group Ltd.	278,751	1,546,491

		2,563,011

Biotechnology 0.2%
CSL Ltd.	78,680	2,652,425

Capital Markets 0.1%
Macquarie Group Ltd.	49,982	1,513,986

Chemicals 0.2%
Incitec Pivot Ltd.	242,346	1,049,838
Orica Ltd.	52,039	1,466,483

		2,516,321

Commercial Banks 2.4%
Australia & New Zealand Banking Group Ltd.	377,168	8,621,013
Bendigo and Adelaide Bank Ltd.	53,424	518,373
Commonwealth Bank of Australia	225,839	12,212,287
National Australia Bank Ltd.	315,201	8,298,982
Westpac Banking Corp.	439,046	9,830,242

		39,480,897

Commercial Services & Supplies 0.1%
Brambles Ltd.	209,665	1,591,850

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	22,348	519,134

Construction Materials 0.0%†
Boral Ltd.(a)	104,384	477,887

Containers & Packaging 0.1%
Amcor Ltd.	179,562	1,385,984

Diversified Financial Services 0.1%
ASX Ltd.	25,624	840,460

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	637,113	2,089,901

Electric Utilities 0.0%†
SP AusNet(a)	221,931	224,032

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	28,829	871,101

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	112,250	512,585
Wesfarmers Ltd.	146,038	4,696,723
Wesfarmers Ltd. PPS	22,779	742,498
Woolworths Ltd.	176,213	5,213,330

		11,165,136

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	8,229	640,319

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,920	362,898
Sonic Healthcare Ltd.(a)	53,463	713,925

		1,076,823

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	68,362	668,911
Echo Entertainment Group Ltd.*	103,016	453,825
TABCORP Holdings Ltd.	103,016	363,860
Tatts Group Ltd.(a)	192,310	490,313

		1,976,909

Information Technology Services 0.0%†
Computershare Ltd.	64,797	582,887

Insurance 0.4%
AMP Ltd.	414,169	2,071,450
Insurance Australia Group Ltd.(a)	297,671	1,070,460
QBE Insurance Group Ltd.	152,806	2,749,995
Suncorp-Group Ltd.	188,376	1,532,828

		7,424,733

Media 0.0%†
Fairfax Media Ltd.(a)	310,922	300,321

Metals & Mining 2.3%
Alumina Ltd.	360,290	857,659
BHP Billiton Ltd.	467,517	21,377,471
BlueScope Steel Ltd.	273,044	340,776
Fortescue Metals Group Ltd.	177,633	1,230,587
Iluka Resources Ltd.	61,589	1,200,652
Lynas Corp. Ltd.*	249,029	584,087
MacArthur Coal Ltd.	25,943	443,544
Newcrest Mining Ltd.	111,168	4,847,713
OneSteel Ltd.	194,481	376,430
OZ Minerals Ltd.	48,763	728,131
Rio Tinto Ltd.	63,309	5,546,655
Sims Metal Management Ltd.	24,535	452,876

		37,986,581

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	82,612	197,664

Multi-Utilities 0.1%
AGL Energy Ltd.	65,657	1,022,687

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	20,486	239,581
Origin Energy Ltd.(a)	153,918	2,480,248
Paladin Energy Ltd.*	87,646	251,810
Santos Ltd.(a)	126,860	1,794,859
Woodside Petroleum Ltd.	90,674	3,820,738

		8,587,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	270,333	$513,538
Dexus Property Group	689,982	655,362
Goodman Group	997,955	744,703
GPT Group(a)	251,920	833,037
Mirvac Group	501,615	632,789
Stockland	342,671	1,147,611
Westfield Group	318,691	2,784,392
Westfield Retail Trust	425,751	1,139,757

		8,451,189

Real Estate Management & Development 0.0%†
Lend Lease Group	76,478	743,819

Road & Rail 0.1%
Asciano Ltd.	439,775	804,333
QR National Ltd.*	248,035	914,478

		1,718,811

Transportation Infrastructure 0.1%
MAp Group	55,663	199,184
Transurban Group	191,641	1,072,918

		1,272,102

		140,681,606

AUSTRIA 0.3%

Commercial Banks 0.1%
Erste Group Bank AG	27,891	1,333,479
Raiffeisen International Bank Holding AG(a)	7,179	358,933

		1,692,412

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	48,553	595,172

Electric Utilities 0.0%†
Verbund AG	9,575	391,002

Insurance 0.0%†
Vienna Insurance Group	5,811	308,892

Metals & Mining 0.1%
Voestalpine AG	15,553	805,156

Oil, Gas & Consumable Fuels 0.1%
OMV AG	23,803	948,842

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG (b)*	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	137,797	531,384

		5,272,860

BELGIUM 0.9%

Beverages 0.4%
Anheuser-Busch InBev NV(a)	116,603	6,711,036

Chemicals 0.1%
Solvay SA	8,589	1,293,302
Umicore SA	17,029	867,507

		2,160,809

Commercial Banks 0.1%
Dexia SA*(a)	86,406	228,253
KBC Groep NV	22,870	806,972

		1,035,225

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,804	995,422

Diversified Telecommunication Services 0.1%
Belgacom SA	21,462	748,635

Electrical Equipment 0.0%†
Bekaert SA(a)	5,655	342,518

Food & Staples Retailing 0.1%
Colruyt SA	11,310	550,920
Delhaize Group SA	14,454	1,040,940

		1,591,860

Insurance 0.0%†
Ageas	321,111	658,337

Pharmaceuticals 0.0%†
UCB SA	15,174	697,896

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,573	318,739

		15,260,477

BERMUDA 0.1%

Energy Equipment & Services 0.1%
Seadrill Ltd.	45,761	1,592,855

CHINA 0.0%†

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*(a)	315,604	143,653

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	281,166	338,939

		482,592

CYPRUS 0.0%†

Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	123,176	268,968

DENMARK 1.0%

Beverages 0.1%
Carlsberg AS, Class B	15,489	1,521,459

Chemicals 0.1%
Novozymes AS, Class B	6,574	1,072,097

Commercial Banks 0.1%
Danske Bank AS*	93,623	1,811,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Diversified Telecommunication Services 0.0%†
TDC AS*	54,389	$505,932

Electrical Equipment 0.0%†
Vestas Wind Systems AS*	30,290	667,783

Health Care Equipment & Supplies 0.1%
Coloplast AS, Class B	3,350	515,033
William Demant Holding AS*	3,635	318,540

		833,573

Insurance 0.0%†
Tryg AS	3,580	195,417

Marine 0.1%
A.P. Moller - Maersk AS, Class B	270	2,048,660

Pharmaceuticals 0.5%
Novo Nordisk AS, Class B	60,821	7,439,678

Road & Rail 0.0%†
DSV AS	29,396	651,731

Textiles, Apparel & Luxury Goods 0.0%†
Pandora AS	8,568	244,757

		16,992,355

FINLAND 0.9%

Auto Components 0.1%
Nokian Renkaat OYJ	16,246	759,903

Communications Equipment 0.2%
Nokia OYJ	544,088	3,163,924

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,712	252,010

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,993	429,677

Electric Utilities 0.1%
Fortum OYJ	64,367	1,703,302

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,936	385,554

Insurance 0.1%
Sampo OYJ, Class A	60,915	1,855,400

Machinery 0.2%
Kone OYJ, Class B	22,284	1,291,883
Metso OYJ	18,997	928,614
Wartsila OYJ	25,082	721,868

		2,942,365

Media 0.0%†
Sanoma OYJ(a)	12,186	213,340

Metals & Mining 0.1%
Outokumpu OYJ(a)	18,277	194,978
Rautaruukki OYJ	12,646	257,955

		452,933

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	19,274	251,740

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	82,651	711,300
UPM-Kymmene OYJ	74,966	1,168,225

		1,879,525

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,807	333,650

		14,623,323

FRANCE 9.2%

Aerospace & Defense 0.1%
Safran SA	23,785	988,707
Thales SA(a)	14,657	626,471

		1,615,178

Airlines 0.0%†
Air France-KLM*	20,443	245,991

Auto Components 0.1%
Compagnie Generale des
Etablissements Michelin, Class B	25,457	2,137,804

Automobiles 0.1%
PSA Peugeot Citroen	21,904	830,324
Renault SA	27,986	1,493,195

		2,323,519

Beverages 0.2%
Pernod-Ricard SA	28,793	2,852,429

Building Products 0.2%
Compagnie de Saint-Gobain	57,842	3,342,499

Chemicals 0.4%
Air Liquide SA	41,284	5,670,900
Arkema SA	8,129	793,056

		6,463,956

Commercial Banks 1.0%
BNP Paribas	139,927	9,074,806
Credit Agricole SA	138,257	1,697,249
Natixis	129,364	586,843
Societe Generale	92,177	4,562,726

		15,921,624

Commercial Services & Supplies 0.1%
Edenred	22,382	644,486
Societe BIC SA	4,284	404,560

		1,049,046

Communications Equipment 0.1%
Alcatel-Lucent*	341,288	1,360,372

Construction & Engineering 0.3%
Bouygues SA	34,577	1,306,968
Eiffage SA	5,635	308,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering (continued)
Vinci SA	64,560	$3,741,363
		5,356,516

Construction Materials 0.1%
Imerys SA	4,926	338,231
Lafarge SA	29,062	1,554,224
		1,892,455

Diversified Financial Services 0.0%†
Eurazeo	4,382	297,730

Diversified Telecommunication Services 0.4%
France Telecom SA	269,370	5,573,889
Iliad SA	2,862	366,988
		5,940,877

Electric Utilities 0.1%
EDF SA	35,414	1,345,179

Electrical Equipment 0.5%
Alstom SA	29,609	1,558,678
Legrand SA	29,059	1,131,035
Schneider Electric SA	35,560	5,138,941
		7,828,654

Energy Equipment & Services 0.1%
Cie Generale de Geophysique- Veritas*	20,267	680,606
Technip SA	14,114	1,545,425
		2,226,031

Food & Staples Retailing 0.2%
Carrefour SA	83,893	2,475,299
Casino Guichard Perrachon SA	8,302	756,869
		3,232,168

Food Products 0.4%
Danone SA	84,719	6,040,018

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	29,099	2,331,957

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,269	936,070
Sodexo	13,535	1,034,297
		1,970,367

Industrial Conglomerates 0.0%†
Wendel SA	4,812	552,880

Information Technology Services 0.1%
Atos Origin SA	6,809	375,005
Cap Gemini SA	21,177	1,042,139
		1,417,144
Insurance 0.4%
AXA SA	252,805	4,729,729
CNP Assurances SA	22,396	431,070
SCOR SE	24,990	643,162
		5,803,961

Machinery 0.1%
Vallourec SA	16,243	1,645,969

Media 0.4%
Eutelsat Communications	14,841	639,358
JC Decaux SA*	8,957	247,093
Lagardere SCA	17,747	689,331
Metropole Television SA	7,477	170,638
Publicis Groupe SA	18,524	942,013
Societe Television Francaise 1	17,699	337,493
Vivendi SA	179,765	4,298,896
		7,324,822

Metals & Mining 0.0%†
Eramet(a)	775	215,652

Multiline Retail 0.1%
PPR SA	11,009	2,034,565

Multi-Utilities 0.5%
GDF Suez	179,812	5,880,020
Suez Environnement Co.	37,971	703,879
Veolia Environnement	51,458	1,158,447
		7,742,346

Office Electronics 0.0%†
Neopost SA(a)	4,701	375,653

Oil, Gas & Consumable Fuels 1.0%
Total SA	307,941	16,643,712

Personal Products 0.3%
L’Oreal SA	34,823	4,189,739

Pharmaceuticals 0.8%
Sanofi-Aventis SA	162,452	12,622,613

Professional Services 0.0%†
Bureau Veritas SA	8,044	656,052

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions REG	3,922	382,439
Gecina SA	3,048	423,010
ICADE	3,186	366,885
Klepierre	15,684	586,430
Unibail-Rodamco SE	13,330	2,967,598
		4,726,362

Software 0.0%†
Dassault Systemes SA	8,902	785,486

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,922	1,266,127
LVMH Moet Hennessy Louis Vuitton SA	36,869	6,757,830
		8,023,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Transportation Infrastructure 0.1%
Aeroports de Paris	4,846	$440,507
Groupe Eurotunnel SA REG	78,154	833,051
		1,273,558
		151,808,841

GERMANY 8.2%

Air Freight & Logistics 0.1%
Deutsche Post AG REG	122,959	2,170,920

Airlines 0.0%†
Deutsche Lufthansa AG REG	34,355	691,635

Auto Components 0.1%
Continental AG*	11,778	1,173,118

Automobiles 0.9%
Bayerische Motoren Werke AG	48,104	4,809,048
Daimler AG REG	131,541	9,536,140
Volkswagen AG	4,381	800,652
		15,145,840

Capital Markets 0.5%
Deutsche Bank AG REG	135,040	7,424,858

Chemicals 1.2%
BASF SE	133,886	12,091,409
K+S AG	25,382	2,025,156
Lanxess AG	12,158	975,879
Linde AG	24,564	4,402,080
Wacker Chemie AG	2,359	446,094
		19,940,618

Commercial Banks 0.1%
Commerzbank AG*	515,671	1,960,135

Construction & Engineering 0.0%†
Hochtief AG	5,863	470,636

Construction Materials 0.1%
HeidelbergCement AG	20,642	1,135,255

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,504	2,107,711

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	408,080	6,361,045

Electric Utilities 0.4%
E.ON AG	261,640	7,214,240

Food & Staples Retailing 0.1%
Metro AG	18,741	1,034,501

Food Products 0.0%†
Suedzucker AG	9,204	324,527

Health Care Providers & Services 0.3%
Celesio AG	11,507	221,151
Fresenius Medical Care AG & Co. KGaA	28,674	2,200,642
Fresenius SE & Co KGaA	16,768	1,793,985
		4,215,778

Hotels, Restaurants & Leisure 0.0%†
TUI AG*	20,871	192,897

Household Products 0.1%
Henkel AG & Co. KGaA	18,517	1,010,301

Industrial Conglomerates 0.9%
Siemens AG REG	119,846	15,317,075

Insurance 0.8%
Allianz SE REG	65,944	8,593,494
Hannover Rueckversicherung AG REG	9,091	471,788
Muenchener Rueckversicherungs AG REG	27,382	4,040,778
		13,106,060

Internet Software & Services 0.0%†
United Internet AG REG(a)	17,244	350,626

Machinery 0.1%
GEA Group AG	26,069	906,303
MAN SE	9,214	1,095,763
		2,002,066

Media 0.1%
Axel Springer AG	5,420	239,786
Kabel Deutschland Holding AG*	10,556	594,167
		833,953

Metals & Mining 0.2%
Salzgitter AG	5,734	417,663
ThyssenKrupp AG	48,587	2,148,152
		2,565,815

Multi-Utilities 0.2%
RWE AG	60,835	3,189,260

Personal Products 0.1%
Beiersdorf AG	14,344	924,077

Pharmaceuticals 0.7%
Bayer AG REG	120,091	9,607,312
Merck KGaA	9,439	1,007,386
		10,614,698

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	156,834	1,573,685

Software 0.5%
SAP AG	133,678	8,357,841

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	30,383	2,255,367

Trading Companies & Distributors 0.0%†
Brenntag AG	5,034	513,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,640	$451,894

		134,629,597

GREECE 0.2%

Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	26,925	698,581

Commercial Banks 0.1%
Alpha Bank A.E.*	70,943	310,993
EFG Eurobank Ergasias SA*	48,706	189,311
National Bank of Greece SA*	137,938	927,582
		1,427,886

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	36,954	309,244

Electric Utilities 0.0%†
Public Power Corp. SA	17,491	215,295

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	33,670	558,537
		3,209,543

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Resolution Ltd.	216,695	979,688

HONG KONG 2.8%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	176,000	408,170

Commercial Banks 0.3%
Bank of East Asia Ltd.	227,350	877,478
BOC Hong Kong Holdings Ltd.	536,600	1,601,734
Hang Seng Bank Ltd.	111,400	1,748,448
Wing Hang Bank Ltd.	28,000	300,473
		4,528,133

Distributors 0.1%
Li & Fung Ltd.	823,200	1,368,814

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	148,900	3,071,722

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	558,000	243,263

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,500	406,222
CLP Holdings Ltd.	280,000	2,589,464
Power Assets Holdings Ltd.	201,300	1,663,981
		4,659,667

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	688,235	1,683,427

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*(a)	182,000	470,582
Shangri-La Asia Ltd.	199,333	513,380
SJM Holdings Ltd.	249,000	626,184
		1,610,146

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	310,500	3,617,008
NWS Holdings Ltd.	187,500	271,878
		3,888,886

Insurance 0.3%
AIA Group Ltd.*	1,137,400	4,177,663

Marine 0.0%†
Orient Overseas International Ltd.	33,938	192,630

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	79,193	258,632

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	331,551	1,158,499

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	202,000	3,079,861
Hang Lung Group Ltd.	128,000	770,048
Hang Lung Properties Ltd.	360,000	1,327,826
Henderson Land Development Co. Ltd.	160,800	1,017,937
Hopewell Holdings Ltd.	90,569	293,128
Hysan Development Co. Ltd.	95,673	448,360
Kerry Properties Ltd.	107,000	517,567
New World Development Ltd.	362,679	533,438
Sino Land Co. Ltd.	384,000	650,488
Sun Hung Kai Properties Ltd.	205,700	3,126,428
Swire Pacific Ltd., Class A	105,500	1,484,088
Wharf Holdings Ltd.	218,270	1,603,231
Wheelock & Co. Ltd.	134,000	575,418
		15,427,818

Road & Rail 0.1%
MTR Corp.	212,214	719,854

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,300	299,431

Specialty Retail 0.0%†
Esprit Holdings Ltd.	172,555	502,362

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	114,500	367,198

Trading Companies & Distributors 0.1%
Noble Group Ltd.	555,014	860,653
		45,426,968

IRELAND 0.7%

Airlines 0.0%†
Ryanair Holdings PLC	42,663	196,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND (continued)
Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd. (b)*	122,522	$0

Construction Materials 0.2%
CRH PLC	102,651	2,013,722
James Hardie Industries SE CDI*	63,452	398,459
		2,412,181

Food Products 0.1%
Kerry Group PLC, Class A	20,987	866,941

Media 0.1%
WPP PLC	183,510	2,079,822

Pharmaceuticals 0.2%
Elan Corp. PLC*	71,655	800,788
Shire PLC	81,685	2,835,179
		3,635,967

Professional Services 0.1%
Experian PLC	144,562	1,900,323
		11,091,465

ISRAEL 0.7%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,515	166,271

Chemicals 0.1%
Israel Chemicals Ltd.	65,723	1,105,036
Israel Corp. Ltd. (The)	350	379,655
Makhteshim-Agan Industries Ltd.*	36,412	200,419
		1,685,110

Commercial Banks 0.1%
Bank Hapoalim BM	158,667	784,536
Bank Leumi Le-Israel BM	176,455	819,064
Israel Discount Bank Ltd., Class A*	110,150	212,744
Mizrahi Tefahot Bank Ltd.	18,610	195,544
		2,011,888

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	260,128	630,133

Industrial Conglomerates 0.0%†
Delek Group Ltd.	608	135,516

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	136,371	6,361,227

Software 0.0%†
NICE Systems Ltd.*	9,335	332,690

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	7,491	194,886
Partner Communications Co. Ltd.	12,864	184,538
		379,424
		11,702,259

ITALY 2.4%

Aerospace & Defense 0.0%†
Finmeccanica SpA	56,823	436,010

Auto Components 0.0%†
Pirelli & C SpA	35,847	371,684

Automobiles 0.1%
Fiat SpA	110,749	1,094,248

Capital Markets 0.1%
Mediobanca SpA	76,202	700,346

Commercial Banks 0.5%
Banca Carige SpA(a)	89,227	184,764
Banca Monte dei Paschi di Siena SpA	643,978	482,639
Banco Popolare Societa Cooperativa	249,588	478,157
Intesa Sanpaolo SpA	1,463,867	3,376,845
Intesa Sanpaolo SpA - RSP	143,827	272,815
UniCredit SpA	1,960,085	3,496,539
Unione di Banche Italiane ScpA	120,077	576,288
		8,868,047

Diversified Financial Services 0.0%†
Exor SpA	9,529	286,309

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,349,003	1,697,436
Telecom Italia SpA - RSP	860,998	925,910
		2,623,346

Electric Utilities 0.4%
Enel SpA	956,305	5,507,693
Terna Rete Elettrica Nazionale SpA	176,655	801,035
		6,308,728

Electrical Equipment 0.0%†
Prysmian SpA	30,857	571,127

Energy Equipment & Services 0.1%
Saipem SpA	38,225	1,991,924

Food Products 0.0%†
Parmalat SpA	49,424	128,754

Gas Utilities 0.1%
Snam Rete Gas SpA	236,779	1,366,964

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA	15,333	201,803

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	256,022	639,401

Insurance 0.2%
Assicurazioni Generali SpA(a)	169,644	3,219,837

Machinery 0.1%
Fiat Industrial SpA*	110,345	1,456,520

Media 0.0%†
Mediaset SpA	106,512	456,356

Multi-Utilities 0.0%†
A2A SpA(a)	167,378	239,892

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	349,145	7,587,288

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,465	553,709

Transportation Infrastructure 0.1%
Atlantia SpA(a)	46,105	853,654
		39,955,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN 21.1%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	58,600	$1,003,899

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	124,000	420,099

Auto Components 0.5%
Aisin Seiki Co., Ltd.	28,300	1,085,962
Bridgestone Corp.	94,600	2,353,234
Denso Corp.	70,700	2,512,389
Koito Manufacturing Co., Ltd.	14,000	240,670
NGK Spark Plug Co., Ltd.	24,000	338,786
NHK Spring Co., Ltd.	22,000	234,252
NOK Corp.	14,600	270,419
Stanley Electric Co., Ltd.	20,800	353,887
Sumitomo Rubber Industries Ltd.	25,900	336,214
Toyoda Gosei Co., Ltd.	10,100	220,529
Toyota Boshoku Corp.	8,400	141,144
Toyota Industries Corp.	26,500	863,702

		8,951,188

Automobiles 2.1%
Daihatsu Motor Co., Ltd.	29,000	507,950
Fuji Heavy Industries Ltd.	89,000	712,561
Honda Motor Co., Ltd.	236,900	9,399,235
Isuzu Motors Ltd.	176,000	872,874
Mazda Motor Corp.*	227,300	624,602
Mitsubishi Motors Corp.*	583,000	761,362
Nissan Motor Co., Ltd.	361,300	3,844,765
Suzuki Motor Corp.	48,800	1,130,258
Toyota Motor Corp.	401,800	16,403,085
Yamaha Motor Co., Ltd.*	39,400	763,833

		35,020,525

Beverages 0.2%
Asahi Breweries Ltd.	55,600	1,176,514
Coca-Cola West Co., Ltd.	8,900	178,039
Kirin Holdings Co., Ltd.	121,000	1,781,909

		3,136,462

Building Products 0.3%
Asahi Glass Co., Ltd.	146,600	1,693,766
Daikin Industries Ltd.	34,600	1,227,422
JS Group Corp.	39,000	975,550
Nippon Sheet Glass Co., Ltd.	138,000	440,144
TOTO Ltd.	42,200	330,063

		4,666,945

Capital Markets 0.2%
Daiwa Securities Group, Inc.	239,200	1,040,414
Mizuho Securities Co., Ltd.*	85,700	208,199
Nomura Holdings, Inc.	517,700	2,513,287
SBI Holdings, Inc.	2,872	281,744

		4,043,644

Chemicals 1.0%
Air Water, Inc.	23,000	278,969
Asahi Kasei Corp.	181,200	1,281,845
Daicel Chemical Industries Ltd.	46,000	329,106
Denki Kagaku Kogyo KK	73,000	352,208
Hitachi Chemical Co., Ltd.	15,700	311,051
JSR Corp.	26,400	539,163
Kaneka Corp.	43,500	278,329
Kansai Paint Co., Ltd.	30,000	277,043
Kuraray Co., Ltd.	48,500	732,203
Mitsubishi Chemical Holdings Corp.	196,000	1,527,776
Mitsubishi Gas Chemical Co., Inc.	53,000	413,086
Mitsui Chemicals, Inc.	115,100	437,114
Nitto Denko Corp.	24,110	1,161,828
Shin-Etsu Chemical Co., Ltd.	59,700	3,220,318
Showa Denko KK	214,000	445,592
Sumitomo Chemical Co., Ltd.	232,200	1,176,734
Taiyo Nippon Sanso Corp.	37,000	288,644
Teijin Ltd.	141,800	633,518
Toray Industries, Inc.	213,300	1,658,699
Tosoh Corp.	78,000	330,708
Ube Industries Ltd.	148,000	502,324

		16,176,258

Commercial Banks 1.9%
Aozora Bank Ltd.	81,000	197,558
Bank of Kyoto Ltd. (The)	49,000	447,244
Bank of Yokohama Ltd. (The)	180,000	881,602
Chiba Bank Ltd. (The)	112,300	711,683
Chugoku Bank Ltd. (The)	25,000	317,994
Fukuoka Financial Group, Inc.	113,600	483,029
Gunma Bank Ltd. (The)	60,000	318,929
Hachijuni Bank Ltd. (The)	58,000	321,833
Hiroshima Bank Ltd. (The)	77,000	338,681
Hokuhoku Financial Group, Inc.	169,900	354,702
Iyo Bank Ltd. (The)	38,000	357,817
Joyo Bank Ltd. (The)	96,000	403,561
Mitsubishi UFJ Financial Group, Inc.	1,850,384	9,396,016
Mizuho Financial Group, Inc.	2,980,583	4,875,735
Mizuho Trust & Banking Co., Ltd.	230,000	202,532
Nishi-Nippon City Bank Ltd. (The)	102,000	313,638
Resona Holdings, Inc.	279,201	1,383,602
Seven Bank Ltd.	92	189,262
Shinsei Bank Ltd.	202,000	256,460
Shizuoka Bank Ltd. (The)	89,000	837,080
Sumitomo Mitsui Financial Group, Inc.	195,205	6,140,946
Sumitomo Mitsui Trust Holdings, Inc.	447,769	1,649,455
Suruga Bank Ltd.	25,000	217,003
Yamaguchi Financial Group, Inc.	32,000	326,625

		30,922,987

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	82,700	939,061
Secom Co., Ltd.	30,400	1,516,518
Toppan Printing Co., Ltd.	82,000	648,467

		3,104,046

Computers & Peripherals 0.4%
Fujitsu Ltd.	271,100	1,595,470
NEC Corp.*	390,000	891,951
Seiko Epson Corp.	20,300	344,502
Toshiba Corp.	585,700	3,038,490

		5,870,413

Construction & Engineering 0.2%
Chiyoda Corp.	21,000	268,239
JGC Corp.	31,000	968,160
Kajima Corp.	124,800	387,799
Kinden Corp.	20,000	169,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Obayashi Corp.	89,500	$414,106
Shimizu Corp.	87,000	385,614
Taisei Corp.	144,000	343,984

		2,937,079

Consumer Finance 0.0%†
AEON Credit Service Co., Ltd.	12,100	169,913
Credit Saison Co., Ltd.	20,100	340,914

		510,827

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	22,300	390,409

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	10,000	432,347

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,050	391,136
ORIX Corp.	15,110	1,629,953

		2,021,089

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	69,554	3,439,820

Electric Utilities 0.5%
Chubu Electric Power Co., Inc.	99,600	1,710,504
Chugoku Electric Power Co., Inc. (The)	42,800	691,137
Hokkaido Electric Power Co., Inc.	26,900	412,146
Hokuriku Electric Power Co.	25,000	448,225
Kansai Electric Power Co., Inc. (The)	108,200	1,822,686
Kyushu Electric Power Co., Inc.	59,800	941,999
Shikoku Electric Power Co., Inc.	26,200	572,773
Tohoku Electric Power Co., Inc.	66,400	858,131
Tokyo Electric Power Co., Inc. (The)(a)	211,600	1,174,299

		8,631,900

Electrical Equipment 0.5%
Fuji Electric Holdings Co., Ltd.	75,200	244,821
Furukawa Electric Co., Ltd.	93,300	400,856
GS Yuasa Corp.	48,000	332,938
Mabuchi Motor Co., Ltd.	3,800	196,467
Mitsubishi Electric Corp.	281,600	3,325,145
Nidec Corp.	15,700	1,562,074
Sumitomo Electric Industries Ltd.	108,400	1,618,237
Ushio, Inc.	14,500	272,723

		7,953,261

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	36,700	220,356
FUJIFILM Holdings Corp.	67,600	2,041,524
Hamamatsu Photonics KK	9,200	413,988
Hirose Electric Co., Ltd.	4,500	450,816
Hitachi High-Technologies Corp.	8,000	173,281
Hitachi Ltd.	657,300	4,053,213
HOYA Corp.	63,200	1,533,783
Ibiden Co., Ltd.	17,300	523,557
Keyence Corp.	6,008	1,698,666
Kyocera Corp.	22,300	2,381,326
Murata Manufacturing Co., Ltd.	29,400	1,904,148
Nippon Electric Glass Co., Ltd.	60,000	754,964
OMRON Corp.	29,800	838,794
Shimadzu Corp.	32,000	296,899
TDK Corp.	17,800	916,941
Yaskawa Electric Corp.	31,000	343,249
Yokogawa Electric Corp.*	33,800	298,605

		18,844,110

Food & Staples Retailing 0.3%
AEON Co., Ltd.	86,200	1,085,572
FamilyMart Co., Ltd.	9,700	366,498
Lawson, Inc.	8,300	449,028
Seven & I Holdings Co., Ltd.	109,500	3,122,360

		5,023,458

Food Products 0.2%
Ajinomoto Co., Inc.	98,000	1,214,801
Kikkoman Corp.	24,000	265,346
MEIJI Holdings Co., Ltd.	9,499	416,654
Nippon Meat Packers, Inc.	27,000	375,656
Nisshin Seifun Group, Inc.	27,900	356,429
Nissin Foods Holdings Co., Ltd.	8,900	339,796
Toyo Suisan Kaisha Ltd.	14,400	356,221
Yakult Honsha Co., Ltd.	14,900	425,097
Yamazaki Baking Co., Ltd.	19,100	264,372

		4,014,372

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	280,900	1,112,200
Toho Gas Co., Ltd.	63,000	345,322
Tokyo Gas Co., Ltd.	372,400	1,779,120

		3,236,642

Health Care Equipment & Supplies 0.2%
Olympus Corp.	31,100	1,105,959
Sysmex Corp.	10,400	397,672
Terumo Corp.	24,500	1,375,914

		2,879,545

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,000	245,221
Medipal Holdings Corp.	22,300	210,495
Miraca Holdings, Inc.	8,100	340,442
Suzuken Co., Ltd.	9,800	245,965

		1,042,123

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	10,024	262,132
Oriental Land Co., Ltd.	7,400	693,625

		955,757

Household Durables 0.7%
Casio Computer Co., Ltd.	32,500	229,977
Panasonic Corp.	320,802	3,814,514
Rinnai Corp.	4,500	348,459
Sekisui Chemical Co., Ltd.	65,000	600,556
Sekisui House Ltd.	84,300	806,885
Sharp Corp.	147,900	1,362,455
Sony Corp.	146,000	3,662,023

		10,824,869

Household Products 0.0%†
Unicharm Corp.	16,800	758,567

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	17,600	465,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,400	$173,993
Nomura Research Institute Ltd.	15,300	364,608
NTT Data Corp.	186	645,301
Otsuka Corp.	2,400	159,373

		1,343,275

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,326	1,876,819
MS&AD Insurance Group Holdings	83,955	2,098,154
NKSJ Holdings, Inc.	214,900	1,417,984
Sony Financial Holdings, Inc.	25,400	457,282
T&D Holdings, Inc.	41,650	1,019,096
Tokio Marine Holdings, Inc.	106,100	3,128,787

		9,998,122

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	13,800	687,128
Rakuten, Inc.	1,066	1,087,318

		1,774,446

Internet Software & Services 0.1%
GREE, Inc.	13,300	304,554
Yahoo! Japan Corp.	2,170	769,625

		1,074,179

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	29,349	371,358
Nikon Corp.	48,700	1,142,911
Sankyo Co., Ltd.	7,900	421,897
Sega Sammy Holdings, Inc.	31,500	677,092
Shimano, Inc.	11,300	594,790
Yamaha Corp.	23,700	280,418

		3,488,466

Machinery 1.4%
Amada Co. Ltd.	55,000	426,343
FANUC Corp.	27,900	5,277,904
Hino Motors, Ltd.	42,000	260,585
Hitachi Construction Machinery Co., Ltd.(a)	15,100	340,601
IHI Corp.	187,000	503,869
Japan Steel Works Ltd. (The)	47,000	329,376
JTEKT Corp.	32,500	476,439
Kawasaki Heavy Industries Ltd.	208,200	761,734
Komatsu Ltd.	137,900	4,305,014
Kubota Corp.	167,100	1,516,614
Kurita Water Industries Ltd.	16,600	482,085
Makita Corp.	16,500	776,249
Minebea Co., Ltd.	54,000	274,536
Mitsubishi Heavy Industries Ltd.	441,200	2,056,339
Mitsui Engineering & Shipbuilding Co., Ltd.	110,000	233,212
Nabtesco Corp.	13,500	342,933
NGK Insulators Ltd.	37,000	677,672
NSK Ltd.	66,400	644,653
NTN Corp.	72,600	438,401
SMC Corp.	7,800	1,434,490
Sumitomo Heavy Industries Ltd.	84,000	590,304
THK Co., Ltd.	18,400	477,026

		22,626,379

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	104,000	340,349
Mitsui OSK Lines Ltd.	166,000	869,243
Nippon Yusen KK	229,400	839,932

		2,049,524

Media 0.1%
Dentsu, Inc.	26,461	823,122
Hakuhodo DY Holdings, Inc.	3,540	195,586
Jupiter Telecommunications Co., Ltd.	253	294,675
Toho Co., Ltd.	15,000	261,307

		1,574,690

Metals & Mining 0.6%
Daido Steel Co., Ltd.	44,000	311,941
Hitachi Metals Ltd.	25,000	353,034
JFE Holdings, Inc.	67,200	1,828,276
Kobe Steel Ltd.	366,000	808,475
Maruichi Steel Tube Ltd.	6,100	154,564
Mitsubishi Materials Corp.	168,000	572,233
Nippon Steel Corp.	747,000	2,515,994
Nisshin Steel Co., Ltd.	107,900	224,156
Sumitomo Metal Industries Ltd.	486,000	1,165,061
Sumitomo Metal Mining Co., Ltd.	76,000	1,345,767
Yamato Kogyo Co., Ltd.	6,600	197,980

		9,477,481

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	56,378	597,258
J. Front Retailing Co., Ltd.	69,200	328,393
Marui Group Co., Ltd.	30,800	252,223
Takashimaya Co., Ltd.	41,000	305,281

		1,483,155

Office Electronics 0.6%
Brother Industries Ltd.	33,600	524,151
Canon, Inc.	164,800	7,945,254
Konica Minolta Holdings, Inc.	70,400	569,577
Ricoh Co., Ltd.	97,200	1,045,611

		10,084,593

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	81,000	244,475
Idemitsu Kosan Co., Ltd.	3,400	394,803
INPEX Corp.	321	2,491,765
Japan Petroleum Exploration Co.	4,400	224,157
JX Holdings, Inc.	326,317	2,359,299
Showa Shell Sekiyu KK	29,600	284,983
TonenGeneral Sekiyu KK(a)	41,000	514,973

		6,514,455

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	15,037	335,884
OJI Paper Co., Ltd.	127,000	634,922

		970,806

Personal Products 0.2%
Kao Corp.	78,500	2,219,919

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Personal Products (continued)
Shiseido Co., Ltd.	52,100	$998,317

		3,218,236

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	64,200	2,494,169
Chugai Pharmaceutical Co., Ltd.	33,000	586,007
Daiichi Sankyo Co., Ltd.	98,200	2,029,290
Dainippon Sumitomo Pharma Co., Ltd.	23,000	233,784
Eisai Co., Ltd.	36,500	1,481,446
Hisamitsu Pharmaceutical Co., Inc.	8,900	387,922
Kyowa Hakko Kirin Co., Ltd.	36,000	383,939
Mitsubishi Tanabe Pharma Corp.	34,000	616,029
Ono Pharmaceutical Co., Ltd.	12,700	709,799
Otsuka Holdings Co., Ltd.	36,500	1,004,774
Santen Pharmaceutical Co., Ltd.	10,900	438,781
Shionogi & Co., Ltd.	42,000	724,823
Taisho Pharmaceutical Co., Ltd.	18,900	443,251
Takeda Pharmaceutical Co., Ltd.	114,800	5,475,728
Tsumura & Co.	8,900	291,311

		17,301,053

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.(a)	100	257,844
Japan Real Estate Investment Corp.	67	671,276
Japan Retail Fund Investment Corp.	217	338,354
Nippon Building Fund, Inc.	79	808,641
Nomura Real Estate Office Fund, Inc.	41	268,935

		2,345,050

Real Estate Management & Development 0.6%
AEON Mall Co., Ltd.	10,100	259,689
Daito Trust Construction Co., Ltd.	10,700	1,029,952
Daiwa House Industry Co., Ltd.	69,000	929,866
Mitsubishi Estate Co., Ltd.	181,600	3,256,499
Mitsui Fudosan Co., Ltd.	120,700	2,306,128
Nomura Real Estate Holdings, Inc.	15,000	274,589
NTT Urban Development Corp.	188	172,199
Sumitomo Realty & Development Co., Ltd.	51,000	1,259,069
Tokyu Land Corp.	66,000	309,842

		9,797,833

Road & Rail 0.7%
Central Japan Railway Co.	220	1,895,746
East Japan Railway Co.	49,890	3,139,800
Keikyu Corp(a)	71,000	553,210
Keio Corp.	86,400	522,456
Keisei Electric Railway Co., Ltd.	41,000	263,472
Kintetsu Corp.(a)	239,500	808,171
Nippon Express Co., Ltd.	125,500	553,508
Odakyu Electric Railway Co., Ltd.(a)	94,100	812,116
Tobu Railway Co., Ltd.	145,000	632,352
Tokyu Corp.	167,900	753,866
West Japan Railway Co.	24,400	1,038,314

		10,973,011

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	21,200	375,658
Elpida Memory, Inc.*(a)	26,600	245,544
Rohm Co., Ltd.	14,500	844,973
Sumco Corp.*	17,100	270,758
Tokyo Electron Ltd.	24,900	1,340,280

		3,077,213

Software 0.2%
Konami Corp.	13,700	359,596
Nintendo Co., Ltd.	14,500	2,299,505
Oracle Corp. Japan	5,800	194,334
SQUARE ENIX HOLDINGS CO., LTD.	10,000	194,466
Trend Micro, Inc.	16,000	500,745

		3,548,646

Specialty Retail 0.2%
ABC-Mart, Inc.	4,300	166,046
Fast Retailing Co., Ltd.	7,600	1,345,122
Nitori Holdings Co., Ltd.	5,450	530,262
Shimamura Co., Ltd.	3,000	302,925
USS Co., Ltd.	3,250	258,668
Yamada Denki Co., Ltd.	12,230	979,195

		3,582,218

Textiles, Apparel & Luxury Goods 0.0%†
ASICS Corp.	23,000	348,752

Tobacco 0.2%
Japan Tobacco, Inc.	654	2,963,837

Trading Companies & Distributors 1.1%
ITOCHU Corp.	218,800	2,524,394
Marubeni Corp.	240,000	1,800,857
Mitsubishi Corp.	197,300	5,277,016
Mitsui & Co., Ltd.	252,500	4,753,786
Sojitz Corp.	189,367	374,561
Sumitomo Corp.	163,600	2,305,648
Toyota Tsusho Corp.	31,500	551,396

		17,587,658

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	39,000	388,241
Mitsubishi Logistics Corp.	16,400	188,516

		576,757

Wireless Telecommunication Services 0.7%
KDDI Corp.	424	3,150,657
NTT DoCoMo, Inc.	2,227	4,120,847
Softbank Corp.	125,900	4,916,443

		12,187,947

		347,645,797

JERSEY, CHANNEL ISLANDS 0.1%

Metals & Mining 0.1%
Randgold Resources Ltd.	13,544	1,229,454

LUXEMBOURG 0.5%

Energy Equipment & Services 0.1%
Tenaris SA	68,270	1,496,525

Media 0.1%
SES SA, FDR	42,911	1,161,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.2%
ArcelorMittal	124,728	$3,887,910

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	10,863	1,299,560

		7,845,339

MACAU 0.1%

Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*	360,300	1,084,417
Wynn Macau Ltd.	233,600	813,620

		1,898,037

		1,898,037

MAURITIUS 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	47,204	278,111

MEXICO 0.1%

Metals & Mining 0.1%
Fresnillo PLC	26,109	749,078

NETHERLANDS 4.6%

Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	59,258	2,054,569

Air Freight & Logistics 0.1%
TNT Express NV*	49,947	505,970
TNT NV	51,936	405,523

		911,493

Beverages 0.2%
Heineken Holding NV	16,522	839,499
Heineken NV	38,052	2,251,569

		3,091,068

Chemicals 0.2%
Akzo Nobel NV	33,641	2,054,886
Koninklijke DSM NV	22,261	1,262,168

		3,317,054

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,411	437,981

Diversified Financial Services 0.4%
ING Groep NV, CVA*	556,467	5,971,441

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV(a)	228,478	3,258,333

Energy Equipment & Services 0.1%
Fugro NV, CVA	10,005	771,248
SBM Offshore NV	25,047	598,747

		1,369,995

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	172,181	2,292,662

Food Products 0.5%
Unilever NV, CVA(a)	236,664	7,685,698

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	143,263	3,558,296

Insurance 0.1%
AEGON NV*	247,864	1,418,462
Delta Lloyd NV	15,624	341,436

		1,759,898

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	33,712	567,029

Media 0.1%
Reed Elsevier NV(a)	100,609	1,341,774
Wolters Kluwer NV	43,997	912,252

		2,254,026

Oil, Gas & Consumable Fuels 2.0%
Royal Dutch Shell PLC, Class A	911,742	33,391,244

Professional Services 0.1%
Randstad Holding NV(a)	17,484	785,746

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,353	509,266

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	62,504	2,226,636

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV(a)	10,596	528,835

		75,971,270

NEW ZEALAND 0.1%

Construction Materials 0.1%
Fletcher Building Ltd.	98,726	705,068

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	278,776	640,980

Electric Utilities 0.0%†
Contact Energy Ltd.*	51,208	233,056

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	86,105	278,237

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	125,454	248,899

		2,106,240

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA	27,391	1,564,579

Commercial Banks 0.1%
DnB NOR ASA	141,989	2,064,820

Diversified Telecommunication Services 0.1%
Telenor ASA	108,394	1,811,610

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,801	434,013

Industrial Conglomerates 0.1%
Orkla ASA	110,503	1,038,458

Insurance 0.0%†
Gjensidige Forsikring ASA	29,124	345,098

Metals & Mining 0.1%
Norsk Hydro ASA	133,883	953,049

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	162,142	3,996,263

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA*(a)	75,411	139,721

		12,347,611

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	495,652	$228,656
Banco Espirito Santo SA REG(a)	71,312	269,869

		498,525

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	30,660	238,068

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	99,199	855,298

Electric Utilities 0.1%
EDP - Energias de Portugal SA	276,860	961,849

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,211	649,835

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	32,681	738,143

		3,941,718

SINGAPORE 1.8%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	224,000	561,055

Airlines 0.1%
Singapore Airlines Ltd.	80,613	949,117

Commercial Banks 0.6%
DBS Group Holdings Ltd.	252,050	3,248,117
Oversea-Chinese Banking Corp. Ltd.	362,600	2,990,532
United Overseas Bank Ltd.	181,500	3,078,321

		9,316,970

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,604	626,116

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	124,900	773,916

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,158,003	3,226,473

Food & Staples Retailing 0.0%†
Olam International Ltd.	203,500	444,846

Food Products 0.1%
Golden Agri-Resources Ltd.	966,771	584,722
Wilmar International Ltd.	277,158	1,355,890

		1,940,612

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	873,217	1,375,569

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	135,369	673,782
Keppel Corp. Ltd.	204,600	1,880,505
SembCorp Industries Ltd.	148,243	623,169

		3,177,456

Machinery 0.1%
Cosco Corp. Singapore Ltd.	147,066	216,827
SembCorp Marine Ltd.	126,200	564,275

		781,102

Marine 0.0%†
Neptune Orient Lines Ltd.	121,649	145,178

Media 0.0%†
Singapore Press Holdings Ltd.	221,500	724,464

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,306	432,370
CapitaMall Trust	280,800	439,217

		871,587

Real Estate Management & Development 0.2%
CapitaLand Ltd.	370,345	890,486
CapitaMalls Asia Ltd.	203,800	242,661
City Developments Ltd.	74,099	649,138
Global Logistic Properties Ltd.*	264,000	441,983
Keppel Land Ltd.	108,000	343,050
UOL Group Ltd.	63,120	270,086

		2,837,404

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	280,620	333,893

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U*	766,000	582,160

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	93,181	218,211

		28,886,129

SPAIN 3.3%

Biotechnology 0.0%†
Grifols SA*(a)	18,923	413,602

Commercial Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA	619,829	6,492,703
Banco de Sabadell SA(a)	159,994	598,143
Banco Popular Espanol SA(a)	139,818	722,241
Banco Santander SA(a)	1,230,085	12,947,005
Bankinter SA(a)	30,849	190,163

		20,950,255

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	20,064	847,571
Ferrovial SA(a)	53,293	679,504
Fomento de Construcciones y Contratas SA	7,331	201,124

		1,728,199

Diversified Financial Services 0.0%†
Criteria Caixacorp SA	108,703	627,843

Diversified Telecommunication Services 0.8%
Telefonica SA	598,589	13,342,282

Electric Utilities 0.4%
Acciona SA	3,829	395,988
Iberdrola SA	588,352	4,780,756
Red Electrica Corp. SA	15,401	838,776

		6,015,520

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*(a)	83,893	355,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)

Gas Utilities 0.1%
Enagas SA	25,052	$570,751
Gas Natural SDG SA	47,149	947,854

		1,518,605

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	33,236	215,468

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	36,112	726,723
Indra Sistemas SA(a)	14,176	280,983

		1,007,706

Insurance 0.0%†
MAPFRE SA(a)	113,834	403,461

Machinery 0.0%†
Zardoya Otis SA (b)*	21,627	312,782

Media 0.0%†
Mediaset Espana Comunicacion SA(a)	23,935	224,088

Metals & Mining 0.0%†
Acerinox SA(a)	14,504	239,349

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	115,293	3,636,125

Specialty Retail 0.2%
Industria de Diseno Textil SA	31,697	2,866,125

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(a)	54,419	1,001,094

		54,858,114

SWEDEN 2.9%
Building Products 0.1%
Assa Abloy AB, Class B	44,623	1,145,664

Capital Markets 0.0%†
Ratos AB, Class B	26,940	488,986

Commercial Banks 0.6%
Nordea Bank AB	381,758	4,060,388
Skandinaviska Enskilda Banken AB, Class A	203,903	1,551,797
Svenska Handelsbanken AB, Class A	71,101	2,238,496
Swedbank AB	116,536	2,040,667

		9,891,348

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	45,885	467,069

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	437,534	5,495,720

Construction & Engineering 0.1%
Skanska AB, Class B	56,803	923,735

Diversified Financial Services 0.1%
Industrivarden AB, Class C	17,054	254,678
Investor AB, Class B	65,513	1,422,829
Kinnevik Investment AB, Class B	29,168	671,512

		2,349,019

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	47,270	1,005,238
TeliaSonera AB	312,436	2,389,263

		3,394,501

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	29,071	784,062

Household Durables 0.1%
Electrolux AB	35,816	675,097
Husqvarna AB, Class B	61,391	354,574

		1,029,671

Machinery 0.8%
Alfa Laval AB	48,167	1,005,000
Atlas Copco AB, Class A	153,571	3,479,925
Hexagon AB, Class B	37,119	755,462
Sandvik AB	146,356	2,333,484
Scania AB, Class B	46,407	902,199
SKF AB, Class B(a)	56,340	1,481,924
Volvo AB, Class B	200,244	3,228,646

		13,186,640

Media 0.0%†
Modern Times Group AB, Class B	6,770	459,102

Metals & Mining 0.1%
Boliden AB	38,485	665,142
SSAB AB, Class A	23,062	310,144

		975,286

Paper & Forest Products 0.1%
Holmen AB, Class B	7,619	221,698
Svenska Cellulosa AB, Class B	83,135	1,210,369

		1,432,067

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	148,549	5,068,785

Tobacco 0.1%
Swedish Match AB	32,297	1,201,077

		48,292,732

SWITZERLAND 8.9%
Biotechnology 0.0%†
Actelion Ltd. REG*	16,058	815,318

Building Products 0.1%
Geberit AG REG*	5,601	1,321,702

Capital Markets 1.0%
Credit Suisse Group AG REG*	163,716	5,886,004
GAM Holding AG*	30,618	474,997
Julius Baer Group Ltd.*	30,233	1,284,573
UBS AG REG*	528,499	8,724,753

		16,370,327

Chemicals 0.4%
Givaudan SA REG*	1,222	1,338,062
Sika AG	307	718,359
Syngenta AG REG*	13,744	4,375,193

		6,431,614

Construction Materials 0.1%
Holcim Ltd. REG*	35,641	2,443,741

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,897	345,114

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,371	1,622,557

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value
SWITZERLAND (continued)

Electrical Equipment 0.5%
ABB Ltd. REG*	318,476	$7,628,047

Energy Equipment & Services 0.2%
Transocean Ltd.	46,361	2,815,155

Food Products 2.0%
Aryzta AG(a)	12,175	664,898
Lindt & Spruengli AG - Participation Certificate	123	400,858
Lindt & Spruengli AG REG	16	611,199
Nestle SA REG	504,437	32,133,431

		33,810,386

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	7,221	683,979
Straumann Holding AG REG	1,239	282,195

		966,174

Insurance 0.6%
Baloise Holding AG REG	6,902	686,573
Swiss Life Holding AG REG*	4,495	667,444
Swiss Re Ltd.*	51,166	2,880,586
Zurich Financial Services AG*	21,159	5,031,663

		9,266,266

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,517	640,227

Machinery 0.1%
Schindler Holding AG - Participation Certificate	6,915	813,043
Schindler Holding AG REG	3,215	375,137
Sulzer AG REG	3,513	510,442

		1,698,622

Marine 0.1%
Kuehne + Nagel International AG REG	7,964	1,113,390

Metals & Mining 0.4%
Glencore International PLC*	122,229	954,410
Xstrata PLC	301,504	6,361,241

		7,315,651

Pharmaceuticals 2.4%
Novartis AG REG	339,745	20,827,077
Roche Holding AG	102,329	18,362,520

		39,189,597

Professional Services 0.2%
Adecco SA REG*	19,515	1,172,700
SGS SA REG	790	1,534,514

		2,707,214

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	90,360	712,416

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	75,839	4,898,014
Swatch Group AG (The)	4,477	2,427,988
Swatch Group AG (The) REG	6,449	600,396

		7,926,398

Trading Companies & Distributors 0.1%
Wolseley PLC	40,810	1,211,560

		146,351,476

UNITED KINGDOM 18.4%

Aerospace & Defense 0.3%
BAE Systems PLC	495,375	2,466,235
Cobham PLC	167,466	558,209
Rolls-Royce Holdings PLC*	270,853	2,891,691

		5,916,135

Airlines 0.0%†
International Consolidated Airlines Group SA - EUR*	55,491	214,798
International Consolidated Airlines Group SA - GBP*	82,024	318,527

		533,325

Beverages 0.8%
Diageo PLC	363,787	7,399,743
SABMiller PLC	138,322	5,167,262

		12,567,005

Capital Markets 0.2%
3I Group PLC	145,196	637,917
ICAP PLC	78,504	574,401
Investec PLC	68,040	534,547
Man Group PLC	278,341	1,012,869
Schroders PLC	16,849	448,486

		3,208,220

Chemicals 0.1%
Johnson Matthey PLC	30,682	1,022,677

Commercial Banks 2.8%
Barclays PLC	1,681,542	6,101,562
HSBC Holdings PLC	2,577,738	25,131,201
Lloyds Banking Group PLC*	5,934,091	4,191,898
Royal Bank of Scotland Group PLC*	2,522,054	1,463,412
Standard Chartered PLC	341,148	8,690,388

		45,578,461

Commercial Services & Supplies 0.2%
Aggreko PLC	39,238	1,242,650
Babcock International Group PLC	50,065	552,977
G4S PLC	200,526	900,855
Serco Group PLC	69,810	617,634

		3,314,116

Construction & Engineering 0.0%†
Balfour Beatty PLC	102,981	511,365

Containers & Packaging 0.0%†
Rexam PLC	129,591	787,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	21,555	$351,457

Diversified Telecommunication Services 0.3%
BT Group PLC	1,127,796	3,709,861
Inmarsat PLC	64,343	569,436

		4,279,297

Electric Utilities 0.2%
Scottish & Southern Energy PLC(a)	135,357	2,900,200

Energy Equipment & Services 0.2%
AMEC PLC	49,346	850,766
Petrofac Ltd.	38,671	884,761
Subsea 7 SA*(a)	41,009	1,079,909

		2,815,436

Food & Staples Retailing 0.6%
J Sainsbury PLC	181,236	902,479
Tesco PLC	1,169,011	7,343,009
WM Morrison Supermarkets PLC	326,809	1,556,709

		9,802,197

Food Products 0.4%
Associated British Foods PLC	50,792	890,555
Unilever PLC	186,465	5,952,075

		6,842,630

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	131,817	1,386,643

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	26,279	908,020
Compass Group PLC	274,507	2,581,559
Intercontinental Hotels Group PLC	43,355	855,503
Tui Travel PLC	68,015	217,070
Whitbread PLC	26,599	677,919

		5,240,071

Household Products 0.3%
Reckitt Benckiser Group PLC	89,670	5,074,071

Independent Power Producers & Energy Traders 0.1%
International Power PLC	219,072	1,096,523

Industrial Conglomerates 0.1%
Smiths Group PLC	55,875	1,038,473

Insurance 0.8%
Admiral Group PLC	30,072	762,803
Aviva PLC	409,740	2,668,421
Legal & General Group PLC	845,872	1,550,026
Old Mutual PLC	787,519	1,634,043
Prudential PLC	369,837	4,165,927
RSA Insurance Group PLC	510,544	1,097,886
Standard Life PLC	338,051	1,094,928

		12,974,034

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	116,514	258,999

Machinery 0.1%
Invensys PLC	117,422	593,686
Weir Group PLC (The)	30,912	1,072,819

		1,666,505

Media 0.4%
British Sky Broadcasting Group PLC	165,534	1,934,616
ITV PLC*	556,506	636,583
Pearson PLC	118,127	2,266,759
Reed Elsevier PLC	175,452	1,590,889

		6,428,847

Metals & Mining 2.4%
Anglo American PLC	191,733	9,075,249
Antofagasta PLC	56,477	1,297,047
BHP Billiton PLC	318,129	11,883,720
Eurasian Natural Resources Corp. PLC	37,171	468,828
Kazakhmys PLC	31,349	688,673
Lonmin PLC	24,047	498,594
Rio Tinto PLC	210,746	14,876,291
Vedanta Resources PLC	18,028	521,220

		39,309,622

Multiline Retail 0.1%
Marks & Spencer Group PLC	227,560	1,289,556
Next PLC	26,624	1,034,895

		2,324,451

Multi-Utilities 0.6%
Centrica PLC	748,824	3,759,198
National Grid PLC	509,667	4,986,785
United Utilities Group PLC	97,810	942,790

		9,688,773

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	494,151	11,650,373
BP PLC	2,736,667	20,625,253
Cairn Energy PLC*	200,940	1,214,763
Tullow Oil PLC	128,478	2,581,108

		36,071,497

Pharmaceuticals 1.6%
AstraZeneca PLC	203,019	9,864,463
GlaxoSmithKline PLC	755,493	16,843,820

		26,708,283

Professional Services 0.1%
Capita Group PLC (The)	88,957	1,046,305
Intertek Group PLC	22,453	704,922

		1,751,227

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,888	1,185,021
Capital Shopping Centres Group PLC	81,680	499,159
Hammerson PLC	101,892	776,919
Land Securities Group PLC	113,679	1,588,398
Segro PLC	106,329	525,778

		4,575,275

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	193,422	1,844,299

Software 0.1%
Autonomy Corp. PLC*	32,699	899,840
Sage Group PLC (The)	187,168	840,906

		1,740,746

Specialty Retail 0.1%
Kingfisher PLC	349,723	1,444,321

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	62,537	1,528,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value

Tobacco 1.1%
British American Tobacco PLC	291,073	$13,436,294
Imperial Tobacco Group PLC	147,954	5,121,651

		18,557,945

Trading Companies & Distributors 0.0%†
Bunzl PLC	47,925	605,818

Water Utilities 0.0%†
Severn Trent PLC	35,438	830,025

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	7,537,757	21,138,534

		303,713,777

UNITED STATES 0.1%

Health Care Equipment & Supplies 0.1%
Synthes, Inc. REG(c)	9,627	1,732,959

Total Common Stocks (cost $1,560,550,050)		1,631,827,186

Preferred Stocks 0.5%
	Shares	Market Value
GERMANY 0.5%

Automobiles 0.4%
Bayerische Motoren Werke AG	7,220	$455,013
Porsche Automobil Holding SE	22,052	1,694,609
Volkswagen AG	21,012	4,194,341

		6,343,963

Household Products 0.1%
Henkel AG & Co. KGaA	25,766	1,737,079

Media 0.0%†
ProSiebenSat.1 Media AG	11,031	284,582

Multi-Utilities 0.0%†
RWE AG	5,847	280,953

Total Preferred Stocks (cost $5,872,093)		8,646,577

Repurchase Agreement 2.8%
	Principal	Market
	Amount	Value
Goldman Sachs & Co., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $46,658,529 collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 09/20/11 - 07/20/41; total market value $46,605,479.(d)	$46,657,751	$46,657,751

Total Repurchase Agreement (cost $46,657,751)		46,657,751

Total Investments (cost $1,613,079,894) (e) — 102.3%		1,687,131,514

Liabilities in excess of other assets — (2.3)%		(38,187,742)

NET ASSETS — 100.0%		$1,648,943,772

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $44,181,719.
(b)	Fair Valued Security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $1,732,959 which represents 0.11% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $46,657,751.
(e)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,633,927,610, tax unrealized appreciation and depreciation were $317,325,374 and $(264,121,470), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

BM	Limited Liability
CDI	CREST Depository Interests
CVA	Dutch Certificate
EUR	EURO
FDR	Fiduciary Depositary Receipt
GBP	Great British Pound
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
PPS	Price Protected Shares
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
ScpA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At July 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
68	DJ Euro Stoxx 50	09/16/11	$2,612,744	$(125,506)
9	E-Mini MSCI EAFE Index	09/16/11	751,365	(7,374)
24	FTSE 100 Index	09/16/11	2,278,792	(56,315)
8	SPI 200 Index	09/15/11	961,714	(43,096)
15	Topix Index	09/08/11	1,638,631	(46,076)

			$8,243,246	$(278,367)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priorityto readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. Theinputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,749,218	$—	$10,749,218
Air Freight & Logistics	—	4,558,165	—	4,558,165
Airlines	—	3,780,115	—	3,780,115
Auto Components	—	13,393,697	—	13,393,697
Automobiles	—	53,584,132	—	53,584,132
Beverages	—	33,141,051	—	33,141,051
Biotechnology	—	3,881,345	—	3,881,345
Building Products	—	10,476,810	—	10,476,810
Capital Markets	—	33,750,367	—	33,750,367
Chemicals	—	62,351,093	—	62,351,093
Commercial Banks	—	198,229,849	—	198,229,849
Commercial Services & Supplies	—	9,526,127	—	9,526,127
Communications Equipment	—	10,020,016	—	10,020,016
Computers & Peripherals	—	5,870,413	—	5,870,413
Construction & Engineering	—	12,884,645	—	12,884,645
Construction Materials	—	9,304,655	—	9,304,655
Consumer Finance	—	510,827	—	510,827
Containers & Packaging	—	2,563,813	—	2,563,813
Distributors	—	1,994,930	—	1,994,930
Diversified Consumer Services	—	432,347	—	432,347
Diversified Financial Services	—	20,291,243	—	20,291,243
Diversified Telecommunication Services	—	56,348,376	—	56,348,376
Electric Utilities	—	40,803,970	—	40,803,970
Electrical Equipment	—	24,991,390	—	24,991,390
Electronic Equipment, Instruments & Components	—	18,987,763	—	18,987,763
Energy Equipment & Services	—	15,613,035	—	15,613,035
Food & Staples Retailing	—	35,977,827	—	35,977,827
Food Products	—	61,653,938	—	61,653,938
Gas Utilities	—	7,805,638	—	7,805,638
Health Care Equipment & Supplies	—	11,555,232	—	11,555,232
Health Care Providers & Services	—	6,334,724	—	6,334,724
Hotels, Restaurants & Leisure	—	16,258,330	—	16,258,330
Household Durables	—	11,854,540	—	11,854,540
Household Products	—	6,842,939	—	6,842,939
Independent Power Producers & Energy Traders	—	2,416,766	—	2,416,766
Industrial Conglomerates	—	28,707,040	—	28,707,040
Information Technology Services	—	4,351,012	—	4,351,012
Insurance	—	72,476,867	—	72,476,867
Internet & Catalog Retail	—	2,033,445	—	2,033,445
Internet Software & Services	—	1,424,805	—	1,424,805
Leisure Equipment & Products	—	3,488,466	—	3,488,466
Life Sciences Tools & Services	—	1,207,256	—	1,207,256
Machinery	—	48,657,889	—	48,657,889
Marine	—	5,549,382	—	5,549,382
Media	—	24,035,175	—	24,035,175
Metals & Mining	—	106,163,017	—	106,163,017
Multiline Retail	—	6,298,467	—	6,298,467
Multi-Utilities	—	21,882,958	—	21,882,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Office Electronics	$—	$10,460,246	$—	$10,460,246
Oil, Gas & Consumable Fuels	—	118,644,656	—	118,644,656
Paper & Forest Products	—	4,282,398	—	4,282,398
Personal Products	—	8,332,052	—	8,332,052
Pharmaceuticals	—	124,904,662	—	124,904,662
Professional Services	—	7,800,562	—	7,800,562
Real Estate Investment Trusts (REITs)	—	22,637,228	—	22,637,228
Real Estate Management & Development	—	29,338,258	—	29,338,258
Road & Rail	—	14,397,300	—	14,397,300
Semiconductors & Semiconductor Equipment	—	9,873,401	—	9,873,401
Software	—	14,765,409	—	14,765,409
Specialty Retail	—	13,463,811	—	13,463,811
Textiles, Apparel & Luxury Goods	—	21,248,992	—	21,248,992
Tobacco	—	22,722,859	—	22,722,859
Trading Companies & Distributors	—	20,778,854	—	20,778,854
Transportation Infrastructure	—	6,788,953	—	6,788,953
Water Utilities	—	830,025	—	830,025
Wireless Telecommunication Services	—	35,542,415	—	35,542,415

Total Common Stocks	$—	$1,631,827,186	$—	$1,631,827,186

Preferred Stocks*	—	8,646,577	—	8,646,577
Repurchase Agreement	—	46,657,751	—	46,657,751

Total Assets	$—	$1,687,131,514	$—	$1,687,131,514

Liabilities:
Futures Contracts	(278,367)	—	—	(278,367)

Total Liabilities	$(278,367)	$—	—	$(278,367)

Total	$(287,367)	$1,687,131,514	$—	1,686,853,147

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.
For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of July 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2011

Liabilities:		Fair Value
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(278,367)

Total		$(278,367)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks 94.8%

	Shares	Market Value

AUSTRALIA 4.0%
Airlines 0.9%
Qantas Airways Ltd.*	489,814	$992,720

Chemicals 1.6%
Orica Ltd.	65,378	1,842,382

Commercial Banks 1.5%
National Australia Bank Ltd.	65,337	1,720,269

		4,555,371

BELGIUM 1.4%
Beverages 1.4%
Anheuser-Busch InBev NV	27,635	1,590,521

CANADA 7.3%
Commercial Banks 1.9%
Royal Bank of Canada	40,600	2,184,144

Metals & Mining 1.7%
Teck Resources Ltd., Class B	40,400	2,001,712

Oil, Gas & Consumable Fuels 3.7%
Canadian Oil Sands Ltd.	44,600	1,218,804
Petrobank Energy & Resources Ltd.*	82,700	1,281,030
Suncor Energy, Inc.	44,900	1,720,904

		4,220,738

		8,406,594

COLOMBIA 1.4%
Oil, Gas & Consumable Fuels 1.4%
Petrominerales Ltd.	51,700	1,649,292

DENMARK 1.6%
Construction & Engineering 1.6%
FLSmidth & Co. AS	24,495	1,899,471

FINLAND 1.5%
Insurance 1.5%
Sampo OYJ, Class A	55,828	1,700,456

FRANCE 3.1%
Commercial Banks 1.5%
BNP Paribas	27,018	1,752,222

Food & Staples Retailing 1.6%
Carrefour SA	63,556	1,875,247

Pharmaceuticals 0.0%†
Sanofi-Aventis SA	2	155

		3,627,624

GERMANY 11.7%
Construction Materials 1.4%
HeidelbergCement AG	30,056	1,652,999

Electric Utilities 1.7%
E.ON AG	71,080	1,959,900

Food & Staples Retailing 1.1%
Metro AG	21,892	1,208,436

Health Care Providers & Services 1.9%
Fresenius Medical Care AG & Co. KGaA	28,898	2,217,834

Machinery 1.3%
MAN SE	12,351	1,468,827

Personal Products 1.4%
Beiersdorf AG	24,193	1,558,575

Pharmaceuticals 1.4%
Bayer AG REG	20,023	1,601,845

Software 1.5%
SAP AG	28,283	1,768,315

		13,436,731

HONG KONG 4.2%
Industrial Conglomerates 1.5%
Jardine Matheson Holdings Ltd.	30,000	1,714,151

Insurance 1.8%
AIA Group Ltd.*	549,400	2,017,943

Real Estate Management & Development 0.9%
New World Development Ltd.	726,223	1,068,147

		4,800,241

IRELAND 0.7%
Airlines 0.7%
Ryanair Holdings PLC, ADR	31,300	851,047

ITALY 2.0%
Machinery 2.0%
Fiat Industrial SpA*	174,204	2,299,439

JAPAN 15.3%
Automobiles 1.1%
Nissan Motor Co., Ltd.	116,100	1,235,475

Building Products 1.3%
Asahi Glass Co., Ltd.	134,000	1,548,190

Chemicals 1.3%
Shin-Etsu Chemical Co., Ltd.	28,600	1,542,732

Commercial Banks 1.9%
Sumitomo Mitsui Financial Group, Inc.	68,200	2,145,501

Diversified Financial Services 1.2%
ORIX Corp.	12,940	1,395,870

Insurance 1.9%
Sony Financial Holdings, Inc.	121,000	2,178,391

Leisure Equipment & Products 1.2%
Sankyo Co., Ltd.	25,100	1,340,459

Machinery 1.2%
THK Co., Ltd.	51,100	1,324,785

Trading Companies & Distributors 3.2%
ITOCHU Corp.	194,100	2,239,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Trading Companies & Distributors (continued)
Mitsubishi Corp.	52,800	$1,412,197

		3,651,616

Wireless Telecommunication Services 1.0%
KDDI Corp.	159	1,181,496

		17,544,515

LUXEMBOURG 1.4%
Metals & Mining 1.4%
ArcelorMittal	52,623	1,640,317

NETHERLANDS 4.8%
Beverages 1.5%
Heineken NV	30,255	1,790,214

Media 1.8%
Wolters Kluwer NV	98,993	2,052,561

Semiconductors & Semiconductor Equipment 1.5%
ASML Holding NV	47,829	1,703,855

		5,546,630

NORWAY 3.8%
Diversified Telecommunication Services 2.3%
Telenor ASA	159,809	2,670,918

Oil, Gas & Consumable Fuels 1.5%
Statoil ASA	67,847	1,672,204

		4,343,122

SINGAPORE 1.2%
Commercial Banks 1.2%
DBS Group Holdings Ltd.	110,000	1,417,547

SPAIN 3.3%
Commercial Banks 2.0%
Banco Santander SA	216,956	2,283,525

Electric Utilities 1.3%
Acciona SA	14,770	1,527,487

		3,811,012

SWITZERLAND 7.9%
Capital Markets 1.3%
Credit Suisse Group AG REG*	42,136	1,514,896

Metals & Mining 1.4%
Xstrata PLC	77,635	1,637,971

Pharmaceuticals 3.1%
Novartis AG REG	57,914	3,550,249

Professional Services 2.1%
SGS SA REG	1,201	2,332,850

		9,035,966

UNITED KINGDOM 18.2%
Commercial Banks 2.9%
Barclays PLC	573,499	2,080,971
Lloyds Banking Group PLC*	1,865,017	1,317,466

		3,398,437

Electric Utilities 1.1%
Scottish & Southern Energy PLC	58,593	1,255,431

Hotels, Restaurants & Leisure 1.3%
Carnival PLC	41,941	1,449,189

Insurance 1.7%
Prudential PLC	170,711	1,922,927

Metals & Mining 1.8%
Rio Tinto PLC	29,814	2,104,532

Oil, Gas & Consumable Fuels 3.4%
BP PLC	517,648	3,901,323

Software 1.4%
Sage Group PLC (The)	353,184	1,586,781

Tobacco 2.2%
Imperial Tobacco Group PLC	73,369	2,539,779

Wireless Telecommunication Services 2.4%
Vodafone Group PLC	980,128	2,748,625

		20,907,024

Total Common Stocks (cost $110,082,301)		109,062,920

Preferred Stock 2.4%

	Shares	Market Value

GERMANY 2.4%
Automobiles 2.4%
Volkswagen AG	13,783	2,751,314

Total Preferred Stock (cost $2,919,890)		2,751,314

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Value Fund

Mutual Fund 1.9%

	Shares	Market Value

Money Market Fund 1.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (a)	2,143,010	$2,143,010

Total Mutual Fund (cost $2,143,010)		2,143,010

Total Investments (cost $115,145,201) (b) — 99.1%		113,957,244
Other assets in excess of liabilities — 0.9%		1,007,138

NET ASSETS — 100.0%		$114,964,382

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2011.
(b)	At July 31, 2011, the tax basis cost of the Fund’s investments was $116,559,893, tax unrealized appreciation and depreciation were $3,519,487 and $(6,122,136), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$851,047	$992,720	$—	$1,843,767
Automobiles	—	1,235,475	—	1,235,475
Beverages	3,380,735	—	—	3,380,735
Building Products	—	1,548,190	—	1,548,190
Capital Markets	1,514,896	—	—	1,514,896
Chemicals	3,385,114	—	—	3,385,114
Commercial Banks	3,601,691	11,299,954	—	14,901,645
Construction & Engineering	1,899,471	—	—	1,899,471
Construction Materials	1,652,999	—	—	1,652,999
Diversified Financial Services	—	1,395,870	—	1,395,870
Diversified Telecommunication Services	—	2,670,918	—	2,670,918
Electric Utilities	2,782,918	1,959,900	—	4,742,818
Food & Staples Retailing	1,875,247	1,208,436	—	3,083,683
Health Care Providers & Services	2,217,834	—	—	2,217,834
Hotels, Restaurants & Leisure	1,449,189	—	—	1,449,189
Industrial Conglomerates	1,714,151	—	—	1,714,151
Insurance	7,819,717	—	—	7,819,717
Leisure Equipment & Products	1,340,459	—	—	1,340,459
Machinery	5,093,051	—	—	5,093,051
Media	2,052,561	—	—	2,052,561
Metals & Mining	2,001,712	5,382,820	—	7,384,532
Oil, Gas & Consumable Fuels	5,870,030	5,573,527	—	11,443,557
Personal Products	1,558,575	—	—	1,558,575
Pharmaceuticals	—	5,152,249	—	5,152,249
Professional Services	2,332,850	—	—	2,332,850
Real Estate Management & Development	—	1,068,147	—	1,068,147
Semiconductors & Semiconductor Equipment	1,703,855	—	—	1,703,855
Software	3,355,096	—	—	3,355,096
Tobacco	—	2,539,779	—	2,539,779
Trading Companies & Distributors	—	3,651,616	—	3,651,616
Wireless Telecommunication Services	—	3,930,121	—	3,930,121

Total Common Stocks	$59,453,198	$49,609,722	$—	$109,062,920

Mutual Fund	2,143,010	—	—	2,143,010
Preferred Stock*	—	2,751,314	—	2,751,314

Total	$61,596,208	$52,361,036	$—	$113,957,244

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide International Value Fund

securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund held no forward foreign currency contracts at July 31, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 1.1%
Alliant Techsystems, Inc.	26,917	$1,755,796
BE Aerospace, Inc. *	82,701	3,291,500
Esterline Technologies Corp. *	24,513	1,872,058
Huntington Ingalls Industries, Inc. *	39,141	1,310,441
Triumph Group, Inc.	30,690	1,652,349

		9,882,144

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	82,364	1,331,826

Airlines 0.3%
Alaska Air Group, Inc. *	28,743	1,756,772
JetBlue Airways Corp. *	164,003	785,575

		2,542,347

Auto Components 1.1%
BorgWarner, Inc. *	87,809	6,991,353
Gentex Corp.	114,480	3,244,363

		10,235,716

Automobiles 0.1%
Thor Industries, Inc.	34,254	847,101

Beverages 0.5%
Hansen Natural Corp. *	55,292	4,236,473

Biotechnology 1.2%
United Therapeutics Corp. *	40,997	2,352,408
Vertex Pharmaceuticals, Inc. *	165,178	8,566,131

		10,918,539

Building Products 0.1%
Lennox International, Inc.	35,944	1,329,209

Capital Markets 2.0%
Affiliated Managers Group, Inc. *	41,745	4,355,256
Apollo Investment Corp.	157,191	1,505,890
Eaton Vance Corp.	95,112	2,550,904
Greenhill & Co., Inc. (a)	20,557	905,330
Jefferies Group, Inc.	114,324	2,161,867
Raymond James Financial, Inc.	81,174	2,578,086
SEI Investments Co.	115,877	2,292,047
Waddell & Reed Financial, Inc., Class A	69,259	2,541,805

		18,891,185

Chemicals 3.5%
Albemarle Corp.	73,530	4,895,627
Ashland, Inc.	63,466	3,886,658
Cabot Corp.	52,601	2,056,699
Cytec Industries, Inc.	39,472	2,210,432
Intrepid Potash, Inc. *	35,691	1,186,726
Lubrizol Corp.	51,554	6,939,169
Minerals Technologies, Inc.	14,735	954,533
NewMarket Corp.	7,666	1,257,377
Olin Corp.	63,941	1,337,006
RPM International, Inc.	104,622	2,205,432
Scotts Miracle-Gro Co. (The), Class A	35,963	1,814,693
Sensient Technologies Corp.	40,168	1,491,036
Valspar Corp.	75,133	2,469,622

		32,705,010

Commercial Banks 3.4%
Associated Banc-Corp.	139,038	1,897,869
BancorpSouth, Inc. (a)	59,786	809,502
Bank of Hawaii Corp.	38,269	1,714,834
Cathay General Bancorp	63,364	878,225
City National Corp.	37,968	2,038,122
Commerce Bancshares, Inc.	62,192	2,544,275
Cullen/Frost Bankers, Inc.	49,132	2,647,232
East West Bancorp, Inc.	119,294	2,214,097
FirstMerit Corp.	87,660	1,280,713
Fulton Financial Corp.	159,871	1,622,691
Hancock Holding Co.	50,282	1,656,792
International Bancshares Corp.	42,929	722,066
Prosperity Bancshares, Inc.	37,618	1,562,275
SVB Financial Group *	34,404	2,099,332
Synovus Financial Corp.	620,285	1,135,122
TCF Financial Corp.	127,592	1,622,970
Trustmark Corp.	45,857	999,224
Valley National Bancorp (a)	136,262	1,791,845
Webster Financial Corp.	59,065	1,206,107
Westamerica Bancorp	23,224	1,089,902

		31,533,195

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	37,466	1,117,986
Clean Harbors, Inc. *	36,950	1,949,113
Copart, Inc. *	47,927	2,082,428
Corrections Corp of America *	86,079	1,847,255
Deluxe Corp.	41,411	974,815
Herman Miller, Inc.	45,983	1,058,069
HNI Corp.	36,145	755,792
Mine Safety Appliances Co.	25,127	857,333
Rollins, Inc.	51,044	974,430
Waste Connections, Inc.	91,097	2,936,967

		14,554,188

Communications Equipment 1.2%
ADTRAN, Inc.	51,878	1,716,643
Ciena Corp. *	76,241	1,178,686
Plantronics, Inc.	38,599	1,322,016
Polycom, Inc. *	141,521	3,825,312
Riverbed Technology, Inc. *	123,089	3,524,038

		11,566,695

Computers & Peripherals 0.6%
Diebold, Inc.	52,385	1,584,122
NCR Corp. *	127,218	2,537,999
QLogic Corp. *	84,070	1,275,342

		5,397,463

Construction & Engineering 1.2%
Aecom Technology Corp. *	95,610	2,365,392

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Granite Construction, Inc.	26,885	$628,571
KBR, Inc.	121,537	4,332,794
Shaw Group, Inc. (The) *	57,931	1,499,254
URS Corp. *	63,071	2,575,189

		11,401,200

Construction Materials 0.3%
Martin Marietta Materials, Inc.	36,566	2,765,121

Containers & Packaging 1.8%
AptarGroup, Inc.	53,914	2,752,310
Greif, Inc., Class A	25,009	1,526,800
Packaging Corp. of America	80,460	2,145,868
Rock-Tenn Co., Class A	54,577	3,354,302
Silgan Holdings, Inc.	39,363	1,526,497
Sonoco Products Co.	79,962	2,562,782
Temple-Inland, Inc.	86,878	2,608,078

		16,476,637

Distributors 0.3%
LKQ Corp. *	117,007	2,874,862

Diversified Consumer Services 1.1%
Career Education Corp. *	50,567	1,147,365
ITT Educational Services, Inc. *(a)	18,468	1,582,153
Matthews International Corp., Class A (a)	23,840	862,770
Regis Corp.	46,971	697,519
Service Corp. International	191,564	2,005,675
Sotheby’s	54,183	2,294,650
Strayer Education, Inc. (a)	9,824	1,195,090

		9,785,222

Diversified Financial Services 0.4%
MSCI, Inc., Class A *	96,351	3,419,497

Diversified Telecommunication Services 0.3%
tw telecom, inc. *	120,855	2,386,886

Electric Utilities 1.8%
Cleco Corp.	48,924	1,698,641
DPL, Inc.	93,793	2,837,238
Great Plains Energy, Inc.	109,052	2,199,579
Hawaiian Electric Industries, Inc.	76,447	1,788,860
IDACORP, Inc.	39,766	1,559,225
NV Energy, Inc.	189,171	2,807,298
PNM Resources, Inc.	69,664	1,046,353
Westar Energy, Inc.	91,194	2,353,717

		16,290,911

Electrical Equipment 1.9%
Acuity Brands, Inc.	34,742	1,691,588
Ametek, Inc.	128,961	5,480,821
General Cable Corp. *	41,677	1,657,494
Hubbell, Inc., Class B	48,330	2,874,185
Regal-Beloit Corp.	30,995	1,879,227
Thomas & Betts Corp. *	42,055	2,051,443
Woodward, Inc.	47,461	1,637,405

		17,272,163

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc. *	93,082	3,234,600
Avnet, Inc. *	122,524	3,589,953
Ingram Micro, Inc., Class A *	129,169	2,396,085
Itron, Inc. *	32,573	1,401,942
National Instruments Corp.	71,603	1,850,222
Tech Data Corp. *	37,232	1,737,617
Trimble Navigation Ltd. *	98,345	3,499,115
Vishay Intertechnology, Inc. *	132,704	1,827,334

		19,536,868

Energy Equipment & Services 3.3%
Atwood Oceanics, Inc. *	45,213	2,111,447
CARBO Ceramics, Inc.	15,235	2,377,726
Dresser-Rand Group, Inc. *	63,980	3,417,812
Dril-Quip, Inc. *	27,638	1,948,755
Exterran Holdings, Inc. *	51,563	952,884
Helix Energy Solutions Group, Inc. *	85,066	1,665,592
Oceaneering International, Inc.	87,043	3,760,258
Oil States International, Inc. *	41,082	3,315,317
Patterson-UTI Energy, Inc.	123,920	4,031,118
Superior Energy Services, Inc. *	63,894	2,650,962
Tidewater, Inc.	41,614	2,261,305
Unit Corp. *	32,074	1,924,761

		30,417,937

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc. *	43,861	2,208,401
Ruddick Corp.	34,300	1,437,170

		3,645,571

Food Products 2.5%
Corn Products International, Inc.	61,191	3,114,010
Flowers Foods, Inc. (a)	90,137	1,975,803
Green Mountain Coffee Roasters, Inc. *	100,128	10,408,306
Lancaster Colony Corp. (a)	15,280	918,786
Ralcorp Holdings, Inc. *	44,145	3,818,543
Smithfield Foods, Inc. *	133,185	2,932,734
Tootsie Roll Industries, Inc.	19,747	553,903

		23,722,085

Gas Utilities 1.8%
AGL Resources, Inc.	61,790	2,521,032
Atmos Energy Corp.	72,457	2,422,238
National Fuel Gas Co.	66,313	4,799,735
Questar Corp.	142,361	2,623,713
UGI Corp.	89,555	2,713,516
WGL Holdings, Inc.	41,101	1,595,130

		16,675,364

Health Care Equipment & Supplies 3.2%
Cooper Cos., Inc. (The)	37,643	2,879,313
Gen-Probe, Inc. *	38,455	2,328,450
Hill-Rom Holdings, Inc.	50,670	1,889,484
Hologic, Inc. *	209,736	3,894,797
IDEXX Laboratories, Inc. *	45,990	3,814,411
Immucor, Inc. *	56,404	1,494,706
Kinetic Concepts, Inc. *	49,398	3,306,702
Masimo Corp. (a)	47,954	1,332,162
ResMed, Inc. *	122,637	3,714,675
STERIS Corp.	47,513	1,662,480
Teleflex, Inc.	32,312	1,946,152
Thoratec Corp. *	45,901	1,546,405

		29,809,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 3.6%
Amerigroup Corp. *	39,785	$2,188,175
Catalyst Health Solutions, Inc. *	39,918	2,615,827
Community Health Systems, Inc. *	75,372	1,947,612
Health Management Associates, Inc., Class A *	203,091	1,929,365
Health Net, Inc. *	72,550	2,040,106
Henry Schein, Inc. *	73,978	4,916,578
Kindred Healthcare, Inc. *	41,803	787,569
LifePoint Hospitals, Inc. *	42,115	1,562,466
Lincare Holdings, Inc.	75,973	1,944,149
Mednax, Inc. *	38,520	2,625,523
Omnicare, Inc.	92,995	2,836,347
Owens & Minor, Inc.	51,142	1,559,831
Universal Health Services, Inc., Class B	78,331	3,888,351
VCA Antech, Inc. *	69,344	1,354,982
WellCare Health Plans, Inc. *	34,146	1,497,302

		33,694,183

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	152,572	2,769,182

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc. *	34,609	1,364,633
Bob Evans Farms, Inc.	24,516	846,783
Brinker International, Inc.	68,027	1,634,008
Cheesecake Factory, Inc. (The) *	46,763	1,348,177
International Speedway Corp., Class A	23,730	663,728
Life Time Fitness, Inc. *	33,918	1,416,416
Panera Bread Co., Class A *	24,393	2,812,757
Scientific Games Corp., Class A *	50,257	459,349
Wendy’s Co. (The)	258,905	1,364,429
WMS Industries, Inc. *	45,945	1,266,704

		13,176,984

Household Durables 1.4%
American Greetings Corp., Class A	32,826	727,753
KB Home (a)	57,084	484,643
M.D.C. Holdings, Inc. (a)	30,710	694,353
Mohawk Industries, Inc. *	45,210	2,352,276
NVR, Inc. *	4,719	3,209,345
Ryland Group, Inc.	35,092	516,905
Toll Brothers, Inc. *	117,454	2,344,382
Tupperware Brands Corp.	50,051	3,127,687

		13,457,344

Household Products 1.0%
Church & Dwight Co., Inc.	114,642	4,624,658
Energizer Holdings, Inc. *	55,883	4,506,405

		9,131,063

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	49,100	2,122,593

Information Technology Services 2.4%
Acxiom Corp. *	65,729	903,117
Alliance Data Systems Corp. *	40,919	4,023,975
Broadridge Financial Solutions, Inc.	98,956	2,281,925
Convergys Corp. *	97,373	1,211,320
CoreLogic, Inc. *	87,587	1,382,123
DST Systems, Inc.	28,707	1,469,511
Gartner, Inc. *	69,429	2,562,624
Global Payments, Inc.	64,215	3,044,433
Jack Henry & Associates, Inc.	69,253	2,004,874
Lender Processing Services, Inc.	69,303	1,304,976
Mantech International Corp., Class A	18,399	750,679
NeuStar, Inc., Class A *	58,229	1,516,283

		22,455,840

Insurance 3.9%
American Financial Group, Inc.	60,581	2,058,542
Arthur J Gallagher & Co.	88,606	2,491,601
Aspen Insurance Holdings Ltd.	56,799	1,471,094
Brown & Brown, Inc.	94,019	2,050,554
Everest Re Group Ltd.	43,540	3,575,505
Fidelity National Financial, Inc., Class A	179,079	2,918,988
First American Financial Corp.	84,402	1,349,588
Hanover Insurance Group, Inc. (The)	36,463	1,320,325
HCC Insurance Holdings, Inc.	91,179	2,747,223
Mercury General Corp.	28,661	1,064,470
Old Republic International Corp.	204,580	2,135,815
Protective Life Corp.	68,768	1,462,008
Reinsurance Group of America, Inc.	59,274	3,450,339
StanCorp Financial Group, Inc.	36,296	1,207,205
Transatlantic Holdings, Inc.	50,115	2,566,389
Unitrin, Inc.	39,376	1,109,222
W.R. Berkley Corp.	93,154	2,868,212

		35,847,080

Internet Software & Services 1.1%
AOL, Inc. *	85,790	1,473,872
Digital River, Inc. *	31,945	814,597
Equinix, Inc. *	37,565	3,924,416
Rackspace Hosting, Inc. *	79,846	3,193,840
ValueClick, Inc. *	63,312	1,143,415

		10,550,140

Leisure Equipment & Products 0.4%
Eastman Kodak Co. *(a)	212,670	510,408
Polaris Industries, Inc.	27,565	3,267,831

		3,778,239

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A *	15,726	1,714,134
Charles River Laboratories International, Inc. *	41,446	1,639,189
Covance, Inc. *	48,654	2,785,442
Mettler-Toledo International, Inc. *	25,778	3,990,692
Pharmaceutical Product Development, Inc.	90,834	2,618,744
Techne Corp.	29,781	2,257,102

		15,005,303

Machinery 4.9%
AGCO Corp. *	76,034	3,605,532
Crane Co.	36,980	1,712,914
Donaldson Co., Inc.	61,218	3,390,253

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Gardner Denver, Inc.	41,929	$3,576,124
Graco, Inc.	48,648	2,137,107
Harsco Corp.	64,715	1,773,838
IDEX Corp.	66,475	2,757,383
Kennametal, Inc.	65,612	2,587,081
Lincoln Electric Holdings, Inc.	67,661	2,315,360
Nordson Corp.	54,738	2,793,280
Oshkosh Corp. *	73,070	1,813,597
Pentair, Inc.	78,935	2,905,597
SPX Corp.	40,903	3,077,542
Terex Corp. *	87,916	1,952,614
Timken Co.	65,175	2,846,192
Trinity Industries, Inc.	64,088	1,909,182
Valmont Industries, Inc.	17,166	1,671,110
Wabtec Corp.	38,727	2,498,666

		45,323,372

Marine 0.5%
Alexander & Baldwin, Inc.	33,369	1,608,719
Kirby Corp. *	44,608	2,601,539

		4,210,258

Media 0.9%
AMC Networks, Inc., Class A *	46,166	1,716,914
DreamWorks Animation SKG, Inc., Class A *	57,043	1,246,960
John Wiley & Sons, Inc., Class A	37,557	1,880,103
Lamar Advertising Co., Class A *	46,211	1,176,532
Meredith Corp. (a)	29,442	878,844
New York Times Co. (The), Class A *	96,533	828,253
Scholastic Corp. (a)	18,843	541,171

		8,268,777

Metals & Mining 1.3%
Carpenter Technology Corp.	35,314	2,028,436
Commercial Metals Co.	92,637	1,344,163
Compass Minerals International, Inc.	26,371	2,076,452
Reliance Steel & Aluminum Co.	60,012	2,821,164
Steel Dynamics, Inc.	175,185	2,736,390
Worthington Industries, Inc.	44,914	941,847

		11,948,452

Multiline Retail 0.9%
99 Cents Only Stores *	38,290	756,227
Dollar Tree, Inc. *	98,050	6,493,852
Saks, Inc. *	131,198	1,409,067

		8,659,146

Multi-Utilities 1.8%
Alliant Energy Corp.	88,975	3,506,505
Black Hills Corp.	31,804	950,303
MDU Resources Group, Inc.	151,416	3,264,529
NSTAR	83,076	3,682,759
OGE Energy Corp.	78,521	3,929,191
Vectren Corp.	65,560	1,731,440

		17,064,727

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	43,834	1,753,360

Oil, Gas & Consumable Fuels 4.6%
Arch Coal, Inc.	170,292	4,359,475
Bill Barrett Corp. *	37,863	1,884,063
Cimarex Energy Co.	68,594	6,044,503
Comstock Resources, Inc. *	38,328	1,222,663
Energen Corp.	57,806	3,399,571
Forest Oil Corp. *	91,141	2,369,666
HollyFrontier Corp.	83,524	6,296,874
Northern Oil and Gas, Inc. *(a)	43,844	970,706
Overseas Shipholding Group, Inc. (a)	21,204	516,106
Patriot Coal Corp. *	73,246	1,385,082
Plains Exploration & Production Co. *	113,077	4,411,134
Quicksilver Resources, Inc. *	94,748	1,340,684
SM Energy Co.	51,029	3,845,035
Southern Union Co.	100,012	4,300,516

		42,346,078

Paper & Forest Products 0.4%
Domtar Corp.	32,910	2,631,154
Louisiana-Pacific Corp. *	106,857	828,142

		3,459,296

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc. *	93,469	3,481,720
Medicis Pharmaceutical Corp., Class A	49,528	1,841,451
Perrigo Co.	66,921	6,043,636

		11,366,807

Professional Services 0.9%
Corporate Executive Board Co. (The)	27,727	1,127,103
FTI Consulting, Inc. *(a)	33,752	1,224,860
Korn/Ferry International *	38,004	818,606
Manpower, Inc.	65,921	3,330,329
Towers Watson & Co., Class A	36,197	2,213,446

		8,714,344

Real Estate Investment Trusts (REITs) 7.8%
Alexandria Real Estate Equities, Inc.	49,533	4,061,706
BRE Properties, Inc.	58,894	3,090,757
Camden Property Trust	56,285	3,775,035
Corporate Office Properties Trust	57,046	1,772,419
Cousins Properties, Inc.	84,187	716,431
Duke Realty Corp.	202,628	2,844,897
Equity One, Inc.	49,958	969,185
Essex Property Trust, Inc.	26,136	3,668,449
Federal Realty Investment Trust	49,914	4,359,489
Highwoods Properties, Inc.	56,955	1,960,961
Hospitality Properties Trust	99,018	2,500,205
Liberty Property Trust	92,433	3,139,025
Macerich Co. (The)	104,969	5,577,003
Mack-Cali Realty Corp.	69,747	2,320,483
Omega Healthcare Investors, Inc.	81,524	1,601,131
Potlatch Corp.	32,268	1,071,943
Rayonier, Inc.	65,066	4,193,504
Realty Income Corp.	101,718	3,301,766
Regency Centers Corp.	72,099	3,238,687
Senior Housing Properties Trust	121,806	2,916,036
SL Green Realty Corp.	66,455	5,450,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	44,818	$2,684,598
UDR, Inc.	166,635	4,384,167
Weingarten Realty Investors	96,853	2,491,059

		72,089,575

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	34,429	2,930,596

Road & Rail 1.3%
Con-way, Inc.	44,462	1,628,198
J.B. Hunt Transport Services, Inc.	69,430	3,141,013
Kansas City Southern *	88,002	5,222,919
Landstar System, Inc.	38,415	1,722,913
Werner Enterprises, Inc.	35,880	844,974

		12,560,017

Semiconductors & Semiconductor Equipment 3.3%
Atmel Corp. *	366,870	4,439,127
Cree, Inc. *	87,808	2,885,371
Cypress Semiconductor Corp. *	134,771	2,773,587
Fairchild Semiconductor International, Inc. *	102,372	1,536,604
Integrated Device Technology, Inc. *	119,717	818,864
International Rectifier Corp. *	55,972	1,437,920
Intersil Corp., Class A	100,811	1,214,772
Lam Research Corp. *	99,835	4,081,255
RF Micro Devices, Inc. *	222,157	1,499,560
Semtech Corp. *	52,356	1,219,895
Silicon Laboratories, Inc. *	35,727	1,265,093
Skyworks Solutions, Inc. *	149,322	3,779,340
Varian Semiconductor Equipment Associates, Inc. *	60,482	3,673,677

		30,625,065

Software 4.2%
ACI Worldwide, Inc. *	26,973	975,344
Advent Software, Inc. *	26,392	613,086
ANSYS, Inc. *	73,627	3,725,526
Cadence Design Systems, Inc. *	215,737	2,228,563
Concur Technologies, Inc. *	37,633	1,710,044
FactSet Research Systems, Inc.	37,004	3,407,698
Fair Isaac Corp.	32,144	956,284
Informatica Corp. *	84,825	4,337,102
Mentor Graphics Corp. *	89,348	1,021,248
MICROS Systems, Inc. *	65,055	3,185,743
Parametric Technology Corp. *	95,236	1,979,957
Quest Software, Inc. *	48,988	929,792
Rovi Corp. *(a)	90,565	4,797,228
Solera Holdings, Inc.	56,661	3,166,217
Synopsys, Inc. *	117,645	2,819,951
TIBCO Software, Inc. *	129,686	3,377,023

		39,230,806

Specialty Retail 3.8%
Aaron’s, Inc.	57,775	1,456,508
Advance Auto Parts, Inc.	61,463	3,378,621
Aeropostale, Inc. *	64,890	1,093,396
American Eagle Outfitters, Inc.	156,324	2,054,097
ANN, Inc. *	41,870	1,086,108
Ascena Retail Group, Inc. *	55,223	1,784,807
Barnes & Noble, Inc.	30,975	538,965
Chico’s FAS, Inc.	141,339	2,132,806
Collective Brands, Inc. *	50,034	589,401
Dick’s Sporting Goods, Inc. *	73,224	2,709,288
Foot Locker, Inc.	123,392	2,681,308
Guess?, Inc.	51,251	1,953,688
J Crew Group, Inc. *(b)	56,743	0
Office Depot, Inc. *	228,960	865,469
PetSmart, Inc.	90,937	3,912,110
RadioShack Corp.	85,208	1,186,095
Rent-A-Center, Inc.	51,048	1,380,848
Tractor Supply Co.	57,939	3,819,339
Williams-Sonoma, Inc.	84,199	3,117,047

		35,739,901

Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp. *	31,023	3,079,033
Fossil, Inc. *	40,084	5,037,356
Hanesbrands, Inc. *	77,421	2,362,115
PVH Corp.	54,008	3,864,272
Timberland Co. (The), Class A *	31,573	1,351,009
Under Armour, Inc., Class A *	28,620	2,100,994
Warnaco Group, Inc. (The) *	35,297	1,881,330

		19,676,109

Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	66,898	779,362
First Niagara Financial Group, Inc.	243,180	2,978,955
New York Community Bancorp, Inc.	350,714	4,745,161
Washington Federal, Inc.	89,129	1,507,171

		10,010,649

Tobacco 0.1%
Universal Corp.	18,848	692,099

Trading Companies & Distributors 0.7%
GATX Corp.	37,226	1,467,821
MSC Industrial Direct Co., Class A	36,249	2,239,463
United Rentals, Inc. *	50,183	1,154,711
Watsco, Inc.	22,724	1,344,807

		6,206,802

Water Utilities 0.2%
Aqua America, Inc.	110,868	2,344,858

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	73,138	2,074,194

Total Common Stocks (cost $818,313,418)		921,734,391

Mutual Fund 0.8%

Money Market Fund 0.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (c)	7,696,147	7,696,147

Total Mutual Fund (cost $7,696,147)		7,696,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Repurchase Agreement 1.5%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $13,720,158, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%,maturing 09/20/11 - 07/20/41; total market value $13,994,328. (d)	$13,719,930	13,719,930

Total Repurchase Agreement (cost $13,719,930)		13,719,930

Total Investments (cost $839,729,495) (e) — 101.5%		943,150,468
Liabilities in excess of other assets — (1.5)%		(13,696,901)

NET ASSETS — 100.0%		$929,453,567

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $13,341,825.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $13,719,930.
(e)	At July 31, 2011, the tax basis cost of the Fund’s investments was $846,349,292, tax unrealized appreciation and depreciation were $170,144,945 and $(73,343,769), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust

At July 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	E-Mini S&P Mid Cap 400 Index	09/16/11	$8,946,150	$(215,373)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,882,144	$—	$—	$9,882,144
Air Freight & Logistics	1,331,826	—	—	1,331,826
Airlines	2,542,347	—	—	2,542,347
Auto Components	10,235,716	—	—	10,235,716
Automobiles	847,101	—	—	847,101
Beverages	4,236,473	—	—	4,236,473
Biotechnology	10,918,539	—	—	10,918,539
Building Products	1,329,209	—	—	1,329,209
Capital Markets	18,891,185	—	—	18,891,185
Chemicals	32,705,010	—	—	32,705,010
Commercial Banks	31,533,195	—	—	31,533,195
Commercial Services & Supplies	14,554,188	—	—	14,554,188
Communications Equipment	11,566,695	—	—	11,566,695
Computers & Peripherals	5,397,463	—	—	5,397,463
Construction & Engineering	11,401,200	—	—	11,401,200
Construction Materials	2,765,121	—	—	2,765,121
Containers & Packaging	16,476,637	—	—	16,476,637
Distributors	2,874,862	—	—	2,874,862
Diversified Consumer Services	9,785,222	—	—	9,785,222
Diversified Financial Services	3,419,497	—	—	3,419,497
Diversified Telecommunication Services	2,386,886	—	—	2,386,886
Electric Utilities	16,290,911	—	—	16,290,911
Electrical Equipment	17,272,163	—	—	17,272,163
Electronic Equipment, Instruments &
Components	19,536,868	—	—	19,536,868
Energy Equipment & Services	30,417,937	—	—	30,417,937
Food & Staples Retailing	3,645,571	—	—	3,645,571
Food Products	23,722,085	—	—	23,722,085
Gas Utilities	16,675,364	—	—	16,675,364
Health Care Equipment & Supplies	29,809,737	—	—	29,809,737
Health Care Providers & Services	33,694,183	—	—	33,694,183
Health Care Technology	2,769,182	—	—	2,769,182
Hotels, Restaurants & Leisure	13,176,984	—	—	13,176,984
Household Durables	13,457,344	—	—	13,457,344
Household Products	9,131,063	—	—	9,131,063
Industrial Conglomerates	2,122,593	—	—	2,122,593
Information Technology Services	22,455,840	—	—	22,455,840
Insurance	35,847,080	—	—	35,847,080
Internet Software & Services	10,550,140	—	—	10,550,140
Leisure Equipment & Products	3,778,239	—	—	3,778,239
Life Sciences Tools & Services	15,005,303	—	—	15,005,303

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (continued)
Machinery	$45,323,372	$—	$—	$45,323,372
Marine	4,210,258	—	—	4,210,258
Media	8,268,777	—	—	8,268,777
Metals & Mining	11,948,452	—	—	11,948,452
Multiline Retail	8,659,146	—	—	8,659,146
Multi-Utilities	17,064,727	—	—	17,064,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap market Index Fund

Office Electronics	1,753,360	—	—	1,753,360
Oil, Gas & Consumable Fuels	42,346,078	—	—	42,346,078
Paper & Forest Products	3,459,296	—	—	3,459,296
Pharmaceuticals	11,366,807	—	—	11,366,807
Professional Services	8,714,344	—	—	8,714,344
Real Estate Investment Trusts (REITs)	72,089,575	—	—	72,089,575
Real Estate Management & Development	2,930,596	—	—	2,930,596
Road & Rail	12,560,017	—	—	12,560,017
Semiconductors & Semiconductor Equipment	30,625,065	—	—	30,625,065
Software	39,230,806	—	—	39,230,806
Specialty Retail	35,739,901	—	—	35,739,901
Textiles, Apparel & Luxury Goods	19,676,109	—	—	19,676,109
Thrifts & Mortgage Finance	10,010,649	—	—	10,010,649
Tobacco	692,099	—	—	692,099
Trading Companies & Distributors	6,206,802	—	—	6,206,802
Water Utilities	2,344,858	—	—	2,344,858
Wireless Telecommunication Services	2,074,194	—	—	2,074,194

Total Common Stocks	$921,734,391	$—	$—	$921,734,391

Mutual Fund	7,696,147	$—	—	7,696,147
Repurchase Agreement	—	13,719,930	—	13,719,930

Total Assets	$929,430,538	$13,719,930	$—	$943,150,468

Liabilities:
Futures Contracts	(215,373)	$—	—	(215,373)

Total Liabilities	$(215,373)	$—	$—	$(215,373)

Total	$929,215,165	$13,719,930	$—	$942,935,095

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of July 31, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2011

Liabilities:		Fair Value
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(215,373)

Total		$(215,373)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 1.1%

	Principal Amount	Market Value

Finance-Automotive 0.0%†
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A1,
0.32%, 02/08/12	$812,336	$812,336

Finance-Retail 1.1%
Fosse Master Issuer PLC,
Series 2011-1A, Class A1,
0.32%, 04/18/12(a)(b)	10,000,000	10,000,000
Holmes Master Issuer PLC,
Series 2011-1A, Class A1,
0.33%, 01/16/12(a)(b)	10,000,000	10,000,000

		20,000,000

Total Asset-Backed Securities (cost $20,812,336)		20,812,336

Certificates of Deposit 14.8%

	Principal Amount	Market Value

Banking 14.8%
Bank of Montreal 0.50%, 08/16/11	$5,000,000	$5,000,000
0.47%, 09/02/11(b)	5,000,000	5,000,000
0.28%, 10/24/11(a)	5,000,000	5,000,000
0.24%, 05/24/12(a)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.28%, 08/16/11	25,000,000	25,000,000
0.25%, 09/07/11	25,000,000	25,000,000
0.25%, 09/15/11	29,000,000	29,000,000
0.25%, 10/06/11	11,500,000	11,500,000
Barclays Bank PLC, 0.81%, 01/25/12	20,000,000	20,000,000
BNP Paribas, 0.53%, 09/14/11	7,000,000	7,000,000
Credit Agricole Corporate and Investment Bank - New York
0.50%, 08/09/11	20,000,000	20,000,000
0.53%, 08/10/11	23,000,000	23,000,000
Mizuho Corporate Bank - New York, 0.24%, 09/14/11	25,000,000	25,000,000
Rabobank Nederland NV - New York
0.27%, 10/18/11(a)	20,000,000	20,000,000
0.29%, 04/02/12(a)	10,000,000	10,000,000
Societe Generale, Paris
0.33%, 10/20/11	5,000,000	5,000,000
0.38%, 11/07/11	5,000,000	5,000,000
Toronto Dominion Bank - New York, 0.40%, 09/07/11	25,000,000	25,000,000

		280,500,000

Total Certificates of Deposit (cost $280,500,000)		$280,500,000

Commercial Paper 63.8%

	Principal Amount	Market Value

Banking 4.0%
Credit Agricole North America, Inc., 0.50%, 09/14/11	$29,000,000	$28,982,277
Danske Corp., 0.24%, 08/16/11(b)	4,000,000	3,999,600
Northern Pines Funding LLC, 0.26%, 10/07/11(b)	35,000,000	34,983,064
Societe Generale North America, Inc., 0.50%, 09/01/11	7,500,000	7,496,771

		75,461,712

Capital Markets 3.2%
BNP Paribas Finance, Inc. 0.50%, 10/03/11	20,000,000	19,982,500
0.47%, 10/04/11	40,000,000	39,966,578

		59,949,078

Chemicals 4.4%
BASF SE 0.12%, 09/07/11(b)	60,990,000	60,982,775
0.13%, 09/14/11(b)	5,000,000	4,999,206
Du Pont (E.I.) de Nemours & Co. 0.14%, 08/01/11(b)	2,000,000	2,000,000
0.16%, 09/09/11(b)	15,000,000	14,997,400

		82,979,381

Computers & Peripherals 3.8%
Hewlett-Packard Co., 0.07%, 08/08/11(b)	72,722,000	72,721,010

Finance-Automotive 5.9%
FCAR Owner Trust 0.25%, 08/01/11	3,261,000	3,261,000
0.43%, 09/28/11	15,000,000	14,989,608
0.40%, 10/24/11	19,000,000	18,982,267
0.33%, 01/04/12	30,000,000	29,957,317
Toyota Motor Credit Corp.
0.23%, 08/15/11	7,000,000	6,999,374
0.20%, 09/21/11	7,500,000	7,497,875
0.23%, 09/29/11	10,000,000	9,996,230
0.34%, 12/22/11	20,000,000	19,972,989

		111,656,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Commercial 11.1%
Atlantic Asset Securitization LLC 0.20%, 08/05/11(b)	$25,000,000	$24,999,444
0.20%, 08/09/11(b)	9,000,000	8,999,600
0.25%, 08/18/11(b)	25,000,000	24,997,048
0.20%, 08/19/11(b)	14,000,000	13,998,595
0.19%, 08/22/11(b)	13,000,000	12,998,536
0.18%, 09/12/11(b)	3,500,000	3,499,265
0.26%, 10/11/11(b)	1,980,000	1,978,985
General Electric Capital Corp., 0.15%, 10/13/11	17,205,000	17,199,767
General Electric Co. 0.02%, 08/01/11	70,000,000	70,000,000
0.04%, 08/03/11	4,000,000	3,999,991
Starbird Funding Corp., 0.30%, 08/01/11(b)	29,195,000	29,195,000

		211,866,231

Finance-Retail 16.0%
Barton Capital LLC 0.18%, 08/02/11(b)	40,000,000	39,999,800
0.19%, 08/22/11(b)	35,000,000	34,996,121
Chariot Funding LLC 0.15%, 08/01/11(b)	40,000,000	40,000,000
0.08%, 08/02/11(b)	25,000,000	24,999,944
0.14%, 08/17/11(b)	28,159,000	28,157,248
Falcon Asset Securitization Co. LLC, 0.15%, 08/01/11(b)	50,000,000	50,000,000
Jupiter Securitization Co. LLC, 0.21%, 08/01/11(b)	12,348,000	12,348,000
Salisbury Receivables Co. LLC 0.19%, 08/01/11(b)	40,000,000	40,000,000
0.14%, 08/12/11(b)	20,000,000	19,999,145
0.20%, 10/12/11(b)	13,950,000	13,944,420

		304,444,678

Food & Beverage 7.4%
Archer-Daniels-Midland Co. 0.20%, 08/26/11	50,000,000	50,000,000
0.21%, 08/30/11	25,000,000	25,000,000
Coca-Cola Co. (The) 0.12%, 08/10/11(b)	12,286,000	12,285,632
0.10%, 09/21/11(b)	53,025,000	53,017,488

		140,303,120

Oil & Oil Finance 4.4%
ConocoPhillips Qatar Funding Ltd. 0.20%, 08/16/11(b)	35,000,000	34,997,083
0.19%, 08/23/11(b)	20,400,000	20,397,631
0.19%, 09/07/11(b)	11,250,000	11,247,803
0.18%, 09/13/11(b)	4,100,000	4,099,119
0.18%, 09/14/11(b)	4,950,000	4,948,911
0.18%, 10/26/11(b)	8,660,000	8,656,276

		84,346,823

Pharmaceuticals 2.6%
Merck & Co., Inc., 0.10%, 08/30/11(b)	50,000,000	49,995,972

Retail 1.0%
Wal-Mart Stores, Inc., 0.05%, 08/08/11(b)	20,000,000	19,999,806

Total Commercial Paper (cost $1,213,724,471)		1,213,724,471

Corporate Bonds 1.6%

	Principal Amount	Market Value

Finance-Automotive 1.0%
Toyota Motor Credit Corp., 0.37%, 08/01/11(a)	20,000,000	20,000,000

Finance-Commercial 0.1%
General Electric Capital Corp., 0.33%, 08/15/11(a)	1,000,000	999,993

Insurance 0.5%
New York Life Global Funding, 0.25%, 12/01/11(a)(b)	10,000,000	10,000,000

Total Corporate Bonds (cost $30,999,993)		30,999,993

U.S. Government Sponsored & Agency Obligations 5.9%

	Principal Amount	Market Value

Government Agency Securities 5.9%
Federal Home Loan Bank, 0.40%, 08/17/12	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 0.24%, 01/09/12(a)	75,000,000	74,986,642
Federal National Mortgage Association, 0.10%, 08/11/11(a)	27,200,000	27,199,558

		112,186,200

Total U.S. Government Sponsored & Agency Obligations
(cost $112,186,200)		112,186,200

Mutual Funds 10.0%

	Shares	Market Value

Asset Management 10.0%
Federated Prime Cash Obligations Fund, Institutional Shares, Class I, 0.11% (c)	110,096,804	$110,096,804
Federated Prime Obligations Fund, Institutional Shares, Class I, 0.09% (c)	80,974,915	80,974,915

Total Mutual Funds (cost $191,071,719)		191,071,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Money Market Fund

U.S. Treasury Note 1.1%

	Principal Amount	Market Value
U.S. Treasury Note, 0.75%, 11/30/11	$20,000,000	20,029,455

Total U.S. Treasury Note (cost $20,029,455)		20,029,455

Total Investments (cost $1,869,324,174) (d) — 98.3%		1,869,324,174

Other assets in excess of liabilities — 1.7%		31,951,258

NET ASSETS — 100.0%		$1,901,275,432

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $874,439,927 which represents 45.99% of net assets.
(c)	Represents 7-day effective yield as of July 31, 2011.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,869,324,174, tax unrealized appreciation and depreciation were $0 and $(0), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$20,812,336	$—	$20,812,336
Certificates of Deposit	—	280,500,000	—	280,500,000
Commercial Paper	—	1,213,724,471	—	1,213,724,471
Corporate Bonds	—	30,999,993	—	30,999,993
Mutual Funds	191,071,719	—	—	191,071,719
U.S. Government Sponsored & Agency Obligations	—	112,186,200	—	112,186,200
U.S. Treasury Note	—	20,029,455	—	20,029,455

Total	$191,071,719	$1,678,252,455	$—	$1,869,324,174

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 4.4%
Bombardier, Inc., Class B	1,196,500	$7,238,233
Raytheon Co.	113,555	5,079,315
United Technologies Corp.	260,220	21,556,625

		33,874,173

Auto Components 0.6%
BorgWarner, Inc. *	53,200	4,235,784

Beverages 3.0%
PepsiCo, Inc.	356,035	22,800,481

Biotechnology 1.9%
Amgen, Inc. *	82,170	4,494,699
Gilead Sciences, Inc. *	245,300	10,390,908

		14,885,607

Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	177,620	4,460,038
Charles Schwab Corp. (The)	343,800	5,132,934
State Street Corp.	247,000	10,243,090

		19,836,062

Chemicals 3.3%
Air Products & Chemicals, Inc.	84,570	7,503,896
Monsanto Co.	70,900	5,209,732
PPG Industries, Inc.	43,740	3,682,908
Praxair, Inc.	88,100	9,130,684

		25,527,220

Commercial Banks 5.0%
PNC Financial Services Group, Inc.	157,475	8,549,318
Royal Bank of Canada	109,400	5,885,352
U.S. Bancorp	281,750	7,342,405
Wells Fargo & Co.	581,385	16,243,897

		38,020,972

Communications Equipment 3.0%
Cisco Systems, Inc.	809,470	12,927,236
QUALCOMM, Inc.	189,700	10,391,766

		23,319,002

Computers & Peripherals 0.8%
EMC Corp. *	227,500	5,933,200

Construction & Engineering 0.5%
Fluor Corp.	55,010	3,494,785

Diversified Financial Services 3.7%
IntercontinentalExchange, Inc. *	62,500	7,706,250
JPMorgan Chase & Co.	511,108	20,674,319

		28,380,569

Diversified Telecommunication Services 0.5%
TELUS Corp.	74,949	4,125,352

Electrical Equipment 1.2%
Emerson Electric Co.	184,400	9,052,196

Energy Equipment & Services 1.7%
Schlumberger Ltd.	73,600	6,651,232
Tidewater, Inc.	110,800	6,020,872

		12,672,104

Food & Staples Retailing 2.3%
CVS Caremark Corp.	295,760	10,750,876
Sysco Corp.	236,835	7,244,783

		17,995,659

Food Products 4.1%
ConAgra Foods, Inc.	313,490	8,028,479
General Mills, Inc.	192,190	7,178,296
Kellogg Co.	146,400	8,166,192
Kraft Foods, Inc., Class A	241,900	8,316,522

		31,689,489

Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	276,830	16,103,201
Medtronic, Inc.	281,100	10,133,655
St. Jude Medical, Inc.	144,716	6,729,294

		32,966,150

Health Care Providers & Services 3.5%
Aetna, Inc.	153,057	6,350,335
Quest Diagnostics, Inc.	226,745	12,246,498
UnitedHealth Group, Inc.	157,945	7,838,810

		26,435,643

Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	92,080	7,963,078
Starwood Hotels & Resorts Worldwide, Inc.	77,800	4,275,888

		12,238,966

Household Products 2.7%
Energizer Holdings, Inc. *	7,965	642,298
Kimberly-Clark Corp.	73,125	4,779,450
Procter & Gamble Co. (The)	249,970	15,370,655

		20,792,403

Industrial Conglomerates 1.9%
3M Co.	164,005	14,291,396

Information Technology Services 4.8%
Alliance Data Systems Corp. *	86,700	8,526,078
Cognizant Technology Solutions Corp., Class A *	144,700	10,110,189
International Business Machines Corp.	47,710	8,676,064
Visa, Inc., Class A	112,100	9,589,034

		36,901,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 5.1%
Aflac, Inc.	110,600	$5,094,236
Assurant, Inc.	34,845	1,241,179
Chubb Corp.	57,355	3,583,540
Marsh & McLennan Cos., Inc.	167,525	4,940,312
MetLife, Inc.	222,701	9,177,508
Prudential Financial, Inc.	118,005	6,924,534
Travelers Cos., Inc. (The)	152,320	8,397,402

		39,358,711

Internet Software & Services 0.9%
Yahoo!, Inc. *	512,100	6,708,510

Leisure Equipment & Products 0.6%
Mattel, Inc.	168,345	4,488,078

Machinery 3.8%
Deere & Co.	72,967	5,728,639
Dover Corp.	110,835	6,702,193
Illinois Tool Works, Inc.	131,875	6,567,375
PACCAR, Inc.	84,400	3,613,164
Parker Hannifin Corp.	80,065	6,326,736

		28,938,107

Media 0.8%
Comcast Corp., Class A	268,600	6,451,772

Oil, Gas & Consumable Fuels 13.5%
Anadarko Petroleum Corp.	173,810	14,349,753
Apache Corp.	162,365	20,087,798
Devon Energy Corp.	158,380	12,464,506
EOG Resources, Inc.	174,765	17,826,030
Exxon Mobil Corp.	192,010	15,320,478
Hess Corp.	114,740	7,866,574
Occidental Petroleum Corp.	161,420	15,848,216

		103,763,355

Pharmaceuticals 6.3%
Abbott Laboratories	217,815	11,178,266
Johnson & Johnson	264,230	17,119,462
Merck & Co., Inc.	277,925	9,485,580
Pfizer, Inc.	531,232	10,220,903

		48,004,211

Road & Rail 1.3%
Canadian National Railway Co.	133,300	9,978,838

Semiconductors & Semiconductor Equipment 1.3%
Linear Technology Corp.	111,990	3,281,307
Marvell Technology Group Ltd. *	467,200	6,923,904

		10,205,211

Software 4.1%
Microsoft Corp.	364,400	9,984,560
Oracle Corp.	402,700	12,314,566
Solera Holdings, Inc.	169,100	9,449,308

		31,748,434

Specialty Retail 2.6%
Staples, Inc.	510,425	8,197,426
TJX Cos., Inc.	109,700	6,066,410
Urban Outfitters, Inc. *	182,437	5,936,500

		20,200,336

Tobacco 1.2%
Philip Morris International, Inc.	132,300	9,415,791

Total Common Stocks
(cost $665,578,994)		758,729,932

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (a)	8,718,649	8,718,649

Total Mutual Fund
(cost $8,718,649)		8,718,649

Total Investments
(cost $674,297,643) (b) — 100.0%		767,448,581
Liabilities in excess of other assets — 0.0%‡		(319,498)

NET ASSETS — 100.0%		$767,129,083

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2011.
(b)	At July 31, 2011, the tax basis cost of the Fund’s investments was $684,735,899, tax unrealized appreciation and depreciation were $97,128,272 and $(14,415,590), respectively.
‡	Amount rounds to less than 0.1%
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$758,729,932	$—	$—	$758,729,932
Mutual Funds	8,718,649	—	—	8,718,649

Total	$767,448,581	$—	$—	$767,448,581

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 81.9%

	Shares	Market Value
Alternative Assets 39.3%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	1,038,637	$10,375,981

Total Alternative Assets (cost $10,386,367)		10,375,981

Equity Funds 26.5%
Nationwide International Index Fund, Institutional Class (a)	179,013	1,358,711
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	37,390	576,560
Nationwide S&P 500 Index Fund, Institutional Class (a)	465,365	5,049,216

Total Equity Funds (cost $6,534,079)		6,984,487

Fixed Income Fund 6.7%
Nationwide Bond Index Fund, Institutional Class (a)	152,874	1,767,219

Total Fixed Income Fund (cost $1,730,073)		1,767,219

Money Market Fund 9.4%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	2,483,230	2,483,230

Total Money Market Fund (cost $2,483,230)		2,483,230

Total Mutual Funds (cost $21,133,749)		21,610,917

Exchange Traded Fund 18.6%

Fixed Income Fund 18.6%
Vanguard Short-Term Bond Index Fund, ETF Shares	60,163	4,897,268

Total Exchange Traded Fund (cost $4,851,317)		4,897,268

Total Investments (cost $25,985,066) (c) — 100.5%		26,508,185
Liabilities in excess of other assets — (0.5)%		(134,389)

NET ASSETS — 100.0%		$26,373,796

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $26,175,481, tax unrealized appreciation and depreciation were $346,727 and $(14,023), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$4,897,268	$—	$—	$4,897,268
Mutual Funds	21,610,917	—	—	21,610,917

Total	$26,508,185	$—	$—	$26,508,185

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.7%
	Shares	Market Value
Aerospace & Defense 2.7%
Boeing Co. (The)	155,219	$10,938,283
General Dynamics Corp.	78,214	5,329,502
Goodrich Corp.	26,257	2,498,091
Honeywell International, Inc.	165,466	8,786,245
ITT Corp.	38,712	2,064,898
L-3 Communications Holdings, Inc.	22,317	1,765,721
Lockheed Martin Corp.	59,878	4,534,561
Northrop Grumman Corp.	61,547	3,724,209
Precision Castparts Corp.	30,251	4,881,906
Raytheon Co.	74,891	3,349,874
Rockwell Collins, Inc.	32,395	1,784,641
Textron, Inc.	57,793	1,336,752
United Technologies Corp.	192,427	15,940,653

		66,935,336

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	34,269	2,477,991
Expeditors International of Washington, Inc.	44,657	2,131,032
FedEx Corp.	66,368	5,766,052
United Parcel Service, Inc., Class B	207,344	14,352,352

		24,727,427

Airlines 0.1%
Southwest Airlines Co.	166,481	1,658,151

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *	51,804	837,670
Johnson Controls, Inc.	142,646	5,270,770

		6,108,440

Automobiles 0.5%
Ford Motor Co. *	798,550	9,750,295
Harley-Davidson, Inc.	49,684	2,155,789

		11,906,084

Beverages 2.5%
Brown-Forman Corp., Class B	21,677	1,594,560
Coca-Cola Co. (The)	481,292	32,732,669
Coca-Cola Enterprises, Inc.	68,347	1,921,234
Constellation Brands, Inc., Class A *	37,183	758,161
Dr. Pepper Snapple Group, Inc.	46,549	1,757,690
Molson Coors Brewing Co., Class B	33,419	1,505,526
PepsiCo, Inc.	332,318	21,281,645

		61,551,485

Biotechnology 1.2%
Amgen, Inc. *	195,471	10,692,264
Biogen Idec, Inc. *	50,804	5,175,403
Celgene Corp. *	97,305	5,770,187
Cephalon, Inc. *	16,177	1,293,189
Gilead Sciences, Inc. *	165,478	7,009,648

		29,940,691

Building Products 0.0%†
Masco Corp.	74,631	787,357

Capital Markets 2.3%
Ameriprise Financial, Inc.	50,945	2,756,124
Bank of New York Mellon Corp. (The)	261,073	6,555,543
BlackRock, Inc.	20,211	3,606,855
Charles Schwab Corp. (The)	210,597	3,144,213
E*Trade Financial Corp. *	53,650	851,962
Federated Investors, Inc., Class B (a)	19,562	418,040
Franklin Resources, Inc.	30,323	3,849,808
Goldman Sachs Group, Inc. (The)	108,850	14,691,484
Invesco Ltd.	97,164	2,155,098
Janus Capital Group, Inc.	38,949	328,730
Legg Mason, Inc.	31,292	920,611
Morgan Stanley	312,428	6,951,523
Northern Trust Corp.	50,845	2,283,195
State Street Corp.	105,977	4,394,866
T. Rowe Price Group, Inc.	54,617	3,102,246

		56,010,298

Chemicals 2.1%
Air Products & Chemicals, Inc.	44,553	3,953,188
Airgas, Inc.	14,694	1,009,478
CF Industries Holdings, Inc.	15,031	2,334,615
Dow Chemical Co. (The)	247,162	8,618,539
E.I. du Pont de Nemours & Co.	195,257	10,040,115
Eastman Chemical Co.	14,941	1,443,151
Ecolab, Inc.	48,782	2,439,100
FMC Corp.	15,088	1,321,256
International Flavors & Fragrances, Inc.	17,050	1,042,948
Monsanto Co.	112,689	8,280,388
PPG Industries, Inc.	33,254	2,799,987
Praxair, Inc.	63,931	6,625,809
Sherwin-Williams Co. (The)	18,583	1,434,050
Sigma-Aldrich Corp.	25,613	1,718,632

		53,061,256

Commercial Banks 2.6%
BB&T Corp.	146,440	3,760,579
Comerica, Inc.	36,978	1,184,405
Fifth Third Bancorp	193,185	2,443,790
First Horizon National Corp.	56,222	505,436
Huntington Bancshares, Inc.	180,193	1,089,267
KeyCorp	199,950	1,607,598
M&T Bank Corp.	26,388	2,275,701
PNC Financial Services Group, Inc.	110,652	6,007,297
Regions Financial Corp.	264,228	1,609,149
SunTrust Banks, Inc.	112,891	2,764,701
U.S. Bancorp	405,070	10,556,124
Wells Fargo & Co.	1,111,978	31,068,665
Zions Bancorporation	39,069	855,611

		65,728,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	22,224	$701,167
Cintas Corp.	26,766	871,233
Iron Mountain, Inc.	42,051	1,330,073
Pitney Bowes, Inc.	42,446	914,711
Republic Services, Inc.	63,800	1,852,114
RR Donnelley & Sons Co.	39,455	742,149
Stericycle, Inc. *	18,054	1,482,595
Waste Management, Inc.	99,706	3,139,742

		11,033,784

Communications Equipment 2.0%
Cisco Systems, Inc.	1,156,369	18,467,213
F5 Networks, Inc. *	17,057	1,594,489
Harris Corp.	26,752	1,066,602
JDS Uniphase Corp. *	47,867	629,451
Juniper Networks, Inc. *	112,085	2,621,668
Motorola Mobility Holdings, Inc. *	62,035	1,388,343
Motorola Solutions, Inc. *	71,391	3,204,742
QUALCOMM, Inc.	351,005	19,228,054
Tellabs, Inc.	78,629	325,524

		48,526,086

Computers & Peripherals 4.7%
Apple, Inc. *(b)	194,419	75,916,731
Dell, Inc. *	345,201	5,606,064
EMC Corp. *	432,593	11,282,026
Hewlett-Packard Co.	436,076	15,332,432
Lexmark International, Inc., Class A *	16,811	564,345
NetApp, Inc. *	77,349	3,675,625
SanDisk Corp. *	50,126	2,131,859
Western Digital Corp. *	48,872	1,684,129

		116,193,211

Construction & Engineering 0.2%
Fluor Corp.	36,647	2,328,184
Jacobs Engineering Group, Inc. *	26,466	1,035,879
Quanta Services, Inc. *	45,817	848,531

		4,212,594

Construction Materials 0.0%†
Vulcan Materials Co. (a)	26,932	923,498

Consumer Finance 0.8%
American Express Co.	219,890	11,003,295
Capital One Financial Corp.	96,531	4,614,182
Discover Financial Services	114,698	2,937,416
SLM Corp.	110,909	1,729,071

		20,283,964

Containers & Packaging 0.1%
Ball Corp.	35,324	1,370,571
Bemis Co., Inc.	22,158	700,193
Owens-Illinois, Inc. *	34,839	807,220
Sealed Air Corp.	34,046	733,010

		3,610,994

Distributors 0.1%
Genuine Parts Co.	33,083	1,758,692

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	25,613	1,301,909
DeVry, Inc.	12,879	800,301
H&R Block, Inc.	64,202	960,462

		3,062,672

Diversified Financial Services 3.6%
Bank of America Corp.	2,130,361	20,685,805
Citigroup, Inc.	614,037	23,542,179
CME Group, Inc.	14,100	4,077,579
IntercontinentalExchange, Inc. *	15,461	1,906,341
JPMorgan Chase & Co.	835,425	33,792,941
Leucadia National Corp.	41,625	1,401,514
Moody’s Corp.	41,678	1,484,153
NASDAQ OMX Group, Inc. (The) *	31,970	769,518
NYSE Euronext	55,054	1,842,107

		89,502,137

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,245,036	36,429,753
CenturyLink, Inc.	126,267	4,685,768
Frontier Communications Corp.	209,217	1,567,035
Verizon Communications, Inc.	594,788	20,990,069
Windstream Corp.	107,247	1,309,486

		64,982,111

Electric Utilities 1.8%
American Electric Power Co., Inc.	101,302	3,733,992
Duke Energy Corp.	279,918	5,206,475
Edison International	68,508	2,608,099
Entergy Corp.	37,422	2,499,790
Exelon Corp.	139,268	6,137,541
FirstEnergy Corp.	87,934	3,926,253
NextEra Energy, Inc.	88,719	4,901,725
Northeast Utilities	37,054	1,259,836
Pepco Holdings, Inc.	47,887	894,529
Pinnacle West Capital Corp.	23,155	980,614
PPL Corp.	121,354	3,385,777
Progress Energy, Inc.	61,929	2,894,561
Southern Co.	178,528	7,058,997

		45,488,189

Electrical Equipment 0.5%
Emerson Electric Co.	158,037	7,758,036
Rockwell Automation, Inc.	30,344	2,177,485
Roper Industries, Inc.	20,166	1,646,151

		11,581,672

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	37,043	1,811,032
Corning, Inc.	330,076	5,251,509
FLIR Systems, Inc.	33,585	922,244
Jabil Circuit, Inc.	41,705	763,619
Molex, Inc.	29,253	686,861

		9,435,265

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	91,383	7,071,216
Cameron International Corp. *	51,523	2,882,197
Diamond Offshore Drilling, Inc. (a)	14,484	982,450
FMC Technologies, Inc. *	50,536	2,304,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value
Energy Equipment & Services (continued)
Halliburton Co.	192,379	$10,528,903
Helmerich & Payne, Inc.	22,496	1,553,349
Nabors Industries Ltd. *	60,216	1,590,304
National Oilwell Varco, Inc.	88,952	7,166,863
Noble Corp.	53,026	1,955,069
Rowan Cos., Inc. *	26,808	1,050,069
Schlumberger Ltd.	285,284	25,781,115

		62,865,976

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	91,849	7,187,184
CVS Caremark Corp.	285,080	10,362,658
Kroger Co. (The)	127,520	3,171,422
Safeway, Inc.	74,464	1,501,939
SUPERVALU, Inc. (a)	44,938	386,467
Sysco Corp.	122,683	3,752,873
Walgreen Co.	192,473	7,514,146
Wal-Mart Stores, Inc.	401,541	21,165,226
Whole Foods Market, Inc.	31,407	2,094,847

		57,136,762

Food Products 1.8%
Archer-Daniels-Midland Co.	143,405	4,356,644
Campbell Soup Co.	38,375	1,268,294
ConAgra Foods, Inc.	85,981	2,201,973
Dean Foods Co. *	39,100	430,882
General Mills, Inc.	134,228	5,013,416
H.J. Heinz Co.	67,667	3,561,991
Hershey Co. (The)	32,246	1,819,964
Hormel Foods Corp.	29,424	852,413
JM Smucker Co. (The)	24,391	1,900,547
Kellogg Co.	52,648	2,936,705
Kraft Foods, Inc., Class A	369,582	12,706,229
McCormick & Co., Inc., Non-Voting Shares	27,864	1,355,584
Mead Johnson Nutrition Co.	42,967	3,066,555
Sara Lee Corp.	123,033	2,351,161
Tyson Foods, Inc., Class A	62,524	1,097,921

		44,920,279

Gas Utilities 0.1%
Nicor, Inc.	9,436	516,149
Oneok, Inc.	22,526	1,639,668

		2,155,817

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	119,922	6,975,863
Becton, Dickinson and Co.	45,995	3,845,642
Boston Scientific Corp. *	321,348	2,300,852
C.R. Bard, Inc.	18,012	1,777,424
CareFusion Corp. *	46,714	1,232,783
Covidien PLC	104,229	5,293,791
DENTSPLY International, Inc.	29,608	1,121,847
Edwards Lifesciences Corp. *	24,115	1,720,605
Intuitive Surgical, Inc. *	8,261	3,308,944
Medtronic, Inc.	224,833	8,105,230
St. Jude Medical, Inc.	69,146	3,215,289
Stryker Corp.	70,160	3,812,494
Varian Medical Systems, Inc. *	24,644	1,546,657
Zimmer Holdings, Inc. *	40,364	2,422,647

		46,680,068

Health Care Providers & Services 2.2%
Aetna, Inc.	79,795	3,310,695
AmerisourceBergen Corp.	57,608	2,206,962
Cardinal Health, Inc.	73,716	3,225,812
CIGNA Corp.	56,892	2,831,515
Coventry Health Care, Inc. *	31,174	997,568
DaVita, Inc. *	20,083	1,677,734
Express Scripts, Inc. *	111,319	6,040,169
Humana, Inc.	35,408	2,640,729
Laboratory Corp of America Holdings *	21,070	1,912,313
McKesson Corp.	53,010	4,300,171
Medco Health Solutions, Inc. *	84,060	5,285,693
Patterson Cos., Inc.	19,845	612,020
Quest Diagnostics, Inc.	33,088	1,787,083
Tenet Healthcare Corp. *	103,342	574,581
UnitedHealth Group, Inc.	227,787	11,305,069
WellPoint, Inc.	77,197	5,214,657

		53,922,771

Health Care Technology 0.1%
Cerner Corp. *	30,421	2,022,692

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	90,808	3,023,906
Chipotle Mexican Grill, Inc. *	6,544	2,124,052
Darden Restaurants, Inc.	28,691	1,457,503
International Game Technology	63,572	1,181,804
Marriott International, Inc., Class A	59,700	1,940,250
McDonald’s Corp.	218,142	18,864,920
Starbucks Corp.	157,605	6,318,384
Starwood Hotels & Resorts Worldwide, Inc.	41,024	2,254,679
Wyndham Worldwide Corp.	35,750	1,236,593
Wynn Resorts Ltd.	16,003	2,459,341
Yum! Brands, Inc.	97,887	5,170,391

		46,031,823

Household Durables 0.3%
D.R. Horton, Inc.	59,610	708,167
Fortune Brands, Inc.	32,418	1,951,888
Harman International Industries, Inc.	14,808	616,013
Leggett & Platt, Inc.	30,061	652,324
Lennar Corp., Class A	33,818	598,240
Newell Rubbermaid, Inc.	60,720	942,374
Pulte Group, Inc. *	71,357	490,223
Whirlpool Corp.	15,901	1,100,826

		7,060,055

Household Products 2.1%
Clorox Co.	28,038	2,007,240
Colgate-Palmolive Co.	102,788	8,673,251
Kimberly-Clark Corp.	82,604	5,398,998
Procter & Gamble Co. (The)	586,839	36,084,730

		52,164,219

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	138,137	1,700,466
Constellation Energy Group, Inc.	42,161	1,637,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value

Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. *	50,705	$1,243,287

		4,580,865

Industrial Conglomerates 2.5%
3M Co.	149,394	13,018,193
Danaher Corp.	114,488	5,622,506
General Electric Co.	2,229,678	39,933,533
Tyco International Ltd.	98,598	4,366,905

		62,941,137

Information Technology Services 3.7%
Accenture PLC, Class A	136,170	8,053,094
Automatic Data Processing, Inc.	105,065	5,409,797
Cognizant Technology Solutions Corp., Class A *	63,971	4,469,654
Computer Sciences Corp.	32,364	1,141,802
Fidelity National Information Services, Inc.	56,588	1,698,772
Fiserv, Inc. *	30,199	1,822,811
International Business Machines Corp. (b)	254,641	46,306,466
MasterCard, Inc., Class A	19,797	6,003,440
Paychex, Inc.	67,720	1,911,735
SAIC, Inc. *	58,689	940,785
Teradata Corp. *	35,495	1,950,805
Total System Services, Inc.	33,682	626,822
Visa, Inc., Class A	100,707	8,614,477
Western Union Co. (The)	132,947	2,580,501

		91,530,961

Insurance 3.6%
ACE Ltd.	70,941	4,751,628
Aflac, Inc.	98,338	4,529,448
Allstate Corp. (The)	109,960	3,048,091
American International Group, Inc. *	91,731	2,632,680
Aon Corp.	69,501	3,344,388
Assurant, Inc.	20,187	719,061
Berkshire Hathaway, Inc., Class B *	363,980	26,996,397
Chubb Corp.	61,511	3,843,207
Cincinnati Financial Corp.	33,972	928,455
Genworth Financial, Inc., Class A *	102,676	854,264
Hartford Financial Services Group, Inc.	93,630	2,192,815
Lincoln National Corp.	65,918	1,746,827
Loews Corp.	65,332	2,604,787
Marsh & McLennan Cos., Inc.	115,172	3,396,422
MetLife, Inc.	222,239	9,158,469
Principal Financial Group, Inc.	67,568	1,866,904
Progressive Corp. (The)	137,453	2,705,075
Prudential Financial, Inc.	102,603	6,020,744
Torchmark Corp.	23,989	968,916
Travelers Cos., Inc. (The)	88,070	4,855,299
Unum Group	64,728	1,578,716
XL Group PLC	65,071	1,335,257

		90,077,850

Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	75,081	16,707,024
Expedia, Inc.	41,969	1,329,998
Netflix, Inc. *	9,161	2,436,734
priceline.com, Inc. *	10,439	5,612,528

		26,086,284

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	39,267	951,047
eBay, Inc. *	240,137	7,864,487
Google, Inc., Class A *	52,846	31,902,602
Monster Worldwide, Inc. *	27,683	324,998
VeriSign, Inc.	35,432	1,105,833
Yahoo!, Inc. *	273,955	3,588,810

		45,737,777

Leisure Equipment & Products 0.1%
Hasbro, Inc.	28,652	1,133,473
Mattel, Inc.	73,092	1,948,633

		3,082,106

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc. *	73,181	3,085,311
Life Technologies Corp. *	37,591	1,692,723
PerkinElmer, Inc.	23,434	573,196
Thermo Fisher Scientific, Inc. *	80,582	4,842,172
Waters Corp. *	19,271	1,693,728

		11,887,130

Machinery 2.1%
Caterpillar, Inc.	135,492	13,385,255
Cummins, Inc.	41,262	4,327,559
Deere & Co.	88,244	6,928,036
Dover Corp.	39,232	2,372,359
Eaton Corp.	71,742	3,440,029
Flowserve Corp.	11,688	1,161,553
Illinois Tool Works, Inc.	105,137	5,235,823
Ingersoll-Rand PLC	69,654	2,606,453
Joy Global, Inc.	22,088	2,074,505
PACCAR, Inc.	76,844	3,289,692
Pall Corp.	24,246	1,202,117
Parker Hannifin Corp.	34,100	2,694,582
Snap-on, Inc.	12,361	702,846
Stanley Black & Decker, Inc.	35,350	2,324,969

		51,745,778

Media 3.2%
Cablevision Systems Corp., Class A	48,402	1,179,073
CBS Corp. Non-Voting Shares, Class B	140,619	3,848,742
Comcast Corp., Class A	581,574	13,969,408
DIRECTV Group, Inc. (The), Class A *	161,426	8,181,070
Discovery Communications, Inc., Class A *	58,575	2,331,285
Gannett Co., Inc.	50,871	649,114
Interpublic Group of Cos., Inc. (The)	102,642	1,006,918
McGraw-Hill Cos., Inc. (The)	64,070	2,665,312
News Corp., Class A	480,452	7,696,841
Omnicom Group, Inc.	59,111	2,773,488
Scripps Networks Interactive, Inc., Class A	19,174	888,523
Time Warner Cable, Inc.	70,730	5,185,216
Time Warner, Inc.	225,138	7,915,852
Viacom, Inc., Class B	123,022	5,956,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Walt Disney Co. (The)	397,391	$15,347,240
Washington Post Co. (The), Class B (a)	1,072	431,266

		80,026,073

Metals & Mining 1.1%
AK Steel Holding Corp. (a)	23,279	282,840
Alcoa, Inc.	223,660	3,294,512
Allegheny Technologies, Inc.	22,319	1,298,743
Cliffs Natural Resources, Inc.	30,415	2,731,875
Freeport-McMoRan Copper & Gold, Inc.	199,169	10,547,990
Newmont Mining Corp.	103,800	5,772,318
Nucor Corp.	66,459	2,584,590
Titanium Metals Corp.	19,490	346,727
United States Steel Corp. (a)	30,121	1,204,539

		28,064,134

Multiline Retail 0.8%
Big Lots, Inc. *	15,551	541,641
Family Dollar Stores, Inc.	25,720	1,365,989
J.C. Penney Co., Inc.	44,837	1,379,186
Kohl’s Corp.	59,104	3,233,580
Macy’s, Inc.	89,737	2,590,707
Nordstrom, Inc.	35,285	1,769,896
Sears Holdings Corp. *(a)	9,064	631,489
Target Corp.	144,893	7,460,541

		18,973,029

Multi-Utilities 1.3%
Ameren Corp.	50,714	1,461,577
CenterPoint Energy, Inc.	89,460	1,751,627
CMS Energy Corp.	52,799	1,010,573
Consolidated Edison, Inc.	61,519	3,235,899
Dominion Resources, Inc.	121,063	5,865,502
DTE Energy Co.	35,582	1,773,407
Integrys Energy Group, Inc.	16,564	831,678
NiSource, Inc.	59,196	1,191,615
PG&E Corp.	83,674	3,466,614
Public Service Enterprise Group, Inc.	106,374	3,483,749
SCANA Corp.	24,224	949,339
Sempra Energy	50,348	2,552,140
TECO Energy, Inc.	44,862	831,293
Wisconsin Energy Corp.	49,090	1,504,609
Xcel Energy, Inc.	101,809	2,443,416

		32,353,038

Office Electronics 0.1%
Xerox Corp.	294,624	2,748,842

Oil, Gas & Consumable Fuels 10.4%
Alpha Natural Resources, Inc. *	47,638	2,034,619
Anadarko Petroleum Corp.	104,603	8,636,024
Apache Corp.	80,618	9,974,059
Cabot Oil & Gas Corp.	21,970	1,627,538
Chesapeake Energy Corp.	138,281	4,749,952
Chevron Corp.	422,637	43,962,701
ConocoPhillips	297,177	21,393,772
CONSOL Energy, Inc.	47,657	2,554,415
Denbury Resources, Inc. *	83,542	1,614,031
Devon Energy Corp.	88,936	6,999,263
El Paso Corp.	161,687	3,322,668
EOG Resources, Inc.	56,439	5,756,778
EQT Corp.	31,424	1,994,796
Exxon Mobil Corp.	1,035,650	82,634,513
Hess Corp.	63,576	4,358,771
Marathon Oil Corp.	149,716	4,636,705
Marathon Petroleum Corp. *	74,858	3,278,032
Murphy Oil Corp.	40,672	2,611,956
Newfield Exploration Co. *	27,809	1,874,883
Noble Energy, Inc.	37,105	3,698,626
Occidental Petroleum Corp.	170,901	16,779,060
Peabody Energy Corp.	56,926	3,271,537
Pioneer Natural Resources Co.	24,551	2,282,997
QEP Resources, Inc.	37,172	1,629,249
Range Resources Corp.	33,781	2,201,170
Southwestern Energy Co. *	73,152	3,259,653
Spectra Energy Corp.	136,670	3,692,823
Sunoco, Inc.	25,235	1,025,803
Tesoro Corp. *	30,563	742,375
Valero Energy Corp.	119,906	3,012,039
Williams Cos., Inc. (The)	123,665	3,920,181

		259,530,989

Paper & Forest Products 0.2%
International Paper Co.	91,942	2,730,678
MeadWestvaco Corp.	35,688	1,111,324

		3,842,002

Personal Products 0.2%
Avon Products, Inc.	90,457	2,372,687
Estee Lauder Cos., Inc. (The), Class A	23,974	2,515,112

		4,887,799

Pharmaceuticals 5.6%
Abbott Laboratories	326,776	16,770,144
Allergan, Inc.	64,082	5,210,507
Bristol-Myers Squibb Co.	358,676	10,279,654
Eli Lilly & Co.	214,189	8,203,439
Forest Laboratories, Inc. *	60,173	2,230,011
Hospira, Inc. *	35,280	1,803,514
Johnson & Johnson	576,295	37,338,153
Merck & Co., Inc.	648,926	22,147,844
Mylan, Inc. *	92,365	2,104,075
Pfizer, Inc.	1,661,129	31,960,122
Watson Pharmaceuticals, Inc. *	26,597	1,785,457

		139,832,920

Professional Services 0.1%
Dun & Bradstreet Corp.	10,367	752,126
Equifax, Inc.	25,646	881,196
Robert Half International, Inc.	30,665	839,608

		2,472,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 1.7%
Apartment Investment & Management Co., Class A	24,798	$676,985
AvalonBay Communities, Inc.	18,361	2,463,863
Boston Properties, Inc.	30,614	3,286,719
Equity Residential	61,954	3,829,996
HCP, Inc.	85,373	3,135,750
Health Care REIT, Inc.	37,169	1,961,780
Host Hotels & Resorts, Inc.	144,285	2,286,917
Kimco Realty Corp.	85,283	1,622,935
Plum Creek Timber Co., Inc.	34,025	1,300,436
Prologis, Inc.	90,867	3,237,591
Public Storage	29,420	3,519,515
Simon Property Group, Inc.	61,667	7,431,490
Ventas, Inc.	60,936	3,298,466
Vornado Realty Trust	34,478	3,225,417
Weyerhaeuser Co.	113,251	2,263,888

		43,541,748

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	61,382	1,338,128

Road & Rail 0.9%
CSX Corp.	231,859	5,696,776
Norfolk Southern Corp.	74,265	5,621,861
Ryder System, Inc.	10,664	600,596
Union Pacific Corp.	103,130	10,568,762

		22,487,995

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	122,049	895,840
Altera Corp.	67,753	2,769,743
Analog Devices, Inc.	63,006	2,167,406
Applied Materials, Inc.	277,179	3,414,845
Broadcom Corp., Class A *	100,323	3,718,974
First Solar, Inc. *(a)	11,380	1,345,457
Intel Corp.	1,114,695	24,891,139
KLA-Tencor Corp.	35,166	1,400,310
Linear Technology Corp.	47,798	1,400,481
LSI Corp. *	127,393	937,612
MEMC Electronic Materials, Inc. *	49,165	364,804
Microchip Technology, Inc. (a)	40,058	1,351,958
Micron Technology, Inc. *	180,311	1,328,892
National Semiconductor Corp.	50,714	1,253,650
Novellus Systems, Inc. *	18,688	580,076
NVIDIA Corp. *	126,230	1,745,761
Teradyne, Inc. *	39,567	533,759
Texas Instruments, Inc.	244,134	7,262,987
Xilinx, Inc.	55,856	1,792,978

		59,156,672

Software 3.7%
Adobe Systems, Inc. *	106,070	2,940,260
Autodesk, Inc. *	48,567	1,670,705
BMC Software, Inc. *	37,190	1,607,352
CA, Inc.	79,821	1,780,008
Citrix Systems, Inc. *	39,529	2,847,669
Compuware Corp. *	46,234	446,620
Electronic Arts, Inc. *	69,912	1,555,542
Intuit, Inc. *	57,529	2,686,604
Microsoft Corp.	1,560,149	42,748,083
Oracle Corp.	819,222	25,051,809
Red Hat, Inc. *	40,590	1,708,027
Salesforce.com, Inc. *	25,339	3,666,807
Symantec Corp. *	158,865	3,027,967

		91,737,453

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	18,372	1,343,361
AutoNation, Inc. *(a)	13,539	509,202
AutoZone, Inc. *	5,316	1,517,452
Bed Bath & Beyond, Inc. *	52,383	3,063,882
Best Buy Co., Inc.	67,843	1,872,467
CarMax, Inc. *	47,496	1,518,447
GameStop Corp., Class A *	29,753	701,576
Gap, Inc. (The)	82,185	1,585,349
Home Depot, Inc.	334,761	11,693,202
Limited Brands, Inc.	53,036	2,007,943
Lowe’s Cos., Inc.	273,761	5,907,762
O’Reilly Automotive, Inc. *	28,992	1,725,024
Ross Stores, Inc.	24,594	1,863,487
Staples, Inc.	149,959	2,408,341
Tiffany & Co.	26,856	2,137,469
TJX Cos., Inc.	81,182	4,489,365
Urban Outfitters, Inc. *	26,001	846,072

		45,190,401

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	61,734	3,985,547
NIKE, Inc., Class B	79,749	7,189,372
Polo Ralph Lauren Corp.	13,524	1,826,687
VF Corp.	18,404	2,149,587

		15,151,193

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	111,957	923,645
People’s United Financial, Inc.	75,309	954,918

		1,878,563

Tobacco 1.8%
Altria Group, Inc.	440,123	11,575,235
Lorillard, Inc.	30,216	3,209,544
Philip Morris International, Inc.	373,893	26,609,965
Reynolds American, Inc.	71,087	2,502,262

		43,897,006

Trading Companies & Distributors 0.2%
Fastenal Co.	62,004	2,086,435
W.W. Grainger, Inc.	12,236	1,815,455

		3,901,890

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	83,395	4,380,739
MetroPCS Communications, Inc. *	56,092	913,178
Sprint Nextel Corp. *	629,050	2,660,882

		7,954,799

Total Common Stocks (cost $2,267,689,869)		2,480,607,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.3%
	Shares	Market Value

Money Market Fund 0.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (c)	6,969,552	6,969,552

Total Mutual Fund (cost $6,969,552)		6,969,552

Repurchase Agreement 0.3%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.20%, dated 07/29/2011, due 08/01/11, repurchase price $7,604,275, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%—14.00%, maturing 09/20/11—07/20/41; total market value $7,756,231. (d)	$7,604,148	$7,604,148

Total Repurchase Agreement (cost $7,604,148)		7,604,148

Total Investments (cost $2,282,263,569) (e) — 100.3%		2,495,181,371
Liabilities in excess of other assets — (0.3)%		(8,376,876)

NET ASSETS — 100.0%		$2,486,804,495

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $7,425,918.
(b)	A security or portion of a security was used to cover the margin requirement for futures contract.
(c)	Represents 7-day effective yield as of July 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $7,604,148.
(e)	At July 31, 2011, the tax basis cost of the Fund’s investments was $2,335,091,260, tax unrealized appreciation and depreciation were $491,714,025 and $(331,623,914), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

At July 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
148	E-Mini S&P 500	09/16/11	$9,534,160	$(200,418)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,480,607,671	$—	$—	$2,480,607,671
Mutual Fund	6,969,552	—	—	6,969,552
Repurchase Agreement	—	7,604,148	—	7,604,148

Total Assets	$2,487,577,223	$7,604,148	$—	$2,495,181,371

Liabilities:
Futures Contracts	(200,418)	—	—	(200,418)

Total Liabilities	$(200,418)	$—	$—	$(200,418)

Total	$2,487,376,805	$7,604,148	$—	$2,494,980,953

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of July 31, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2011

Liabilities:		Fair Value
Futures –Equity contracts	Unrealized depreciation from futures contracts	$(200,418)
Total		$(200,418)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 20.2%

	Principal Amount	Market Value
Automobile 10.3%
Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, 05/15/14	$441,608	$444,295
Bank of America Auto Trust Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	300,000	307,005
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	474,669
BMW Vehicle Owner Trust, Series 2010-A, Class A4, 2.10%, 10/25/16	550,000	564,146
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	1,017,072
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	436,930	442,862
Ford Credit Auto Owner Trust, Series 2010-B, Class A3, 0.98%, 10/15/14	215,000	215,730
Honda Auto Receivables Owner Trust Series 2010-1, Class A4, 1.98%, 05/23/16	415,000	422,833
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	510,017
Hyundai Auto Receivables Trust Series 2010-A, Class A4, 2.45%, 12/15/16	425,000	439,699
Series 2010-B, Class A3, 0.97%, 04/15/15	575,000	577,614
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 06/16/14	298,271	301,912
Toyota Auto Receivables Owner Trust Series 2010-A, Class A3, 1.27%, 12/16/13	125,000	125,559
Series 2010-A, Class A4, 1.86%, 05/16/16	275,000	280,120
Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	608,293
USAA Auto Owner Trust Series 2008-1, Class A4, 4.50%, 10/15/13	489,218	494,091
Series 2010-1, Class A4, 2.14%, 09/15/15	350,000	357,492
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	700,000	714,545
World Omni Auto Receivables Trust Series 2008-A, Class A4, 4.74%, 10/15/13	853,464	872,650
Series 2008-B, Class A3A, 5.13%, 04/15/13	59,187	59,376

		9,229,980

Credit Card 1.8%
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	550,000	580,156
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	500,000	511,480
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	500,000	545,695

		1,637,331

Home Equity 1.0%
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33(b)	282,101	275,685
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32(c)	621,176	623,205

		898,890

Other 7.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	274,938	279,689
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	372,512	390,838
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	510,924	533,708
GE Equipment Midticket LLC, Series 2010-1, Class A4, 1.47%, 07/14/15(a)	790,000	797,932
GE Equipment Small Ticket LLC, Series 2011-1A, Class A3, 1.45%, 01/21/18(a)	700,000	705,283
GE Equipment Transportation LLC, Series 2011-1, Class A4, 1.33%, 05/20/19	700,000	701,797
John Deere Owner Trust, Series 2010-A, Class A4, 2.13%, 10/17/16	550,000	563,245
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	700,000	726,365
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	475,000	494,906
Series 2005-2, Class A2, 5.03%, 03/25/14	243,482	247,450
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	383,437	406,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	$500,000	$501,390

		6,348,865

Total Asset-Backed Securities (cost $17,961,396)		18,115,066

Collateralized Mortgage Obligations 13.7%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2011-69, Class AB, 1.50%, 05/25/18	$1,208,056	$1,217,212
Series 2011-69, Class AC, 2.00%, 05/25/18	724,833	737,913
Series 2010-30, Class DB, 2.00%, 08/25/18	417,896	423,974
Series 2006-22, Class CB, 4.50%, 11/25/21	569,260	594,469
Series 2010-50, Class AD, 3.00%, 01/25/24	380,655	392,912
Series 2010-57, Class AQ, 3.00%, 08/25/24	169,607	174,886
Series 2010-66, Class QA, 4.50%, 08/25/39	409,439	441,098
Freddie Mac REMICS Series 2676, Class CV, 4.00%, 05/15/16	10,356	10,356
Series 2692, Class AB, 4.00%, 05/15/16	205,402	206,949
Series 2695, Class DE, 4.00%, 01/15/17	371,299	378,373
Series 2625, Class JD, 3.25%, 07/15/17	141,021	143,328
Series 3758, Class CD, 1.50%, 08/15/17	386,268	389,346
Series 3840, Class BA, 2.00%, 02/15/18	649,384	662,022
Series 3728, Class CA, 1.50%, 10/15/18	557,529	560,962
Series 3728, Class EA, 3.50%, 09/15/20	533,377	560,206
Series 2920, Class HC, 4.50%, 12/15/18	642,216	667,416
Series 3846, Class CK, 1.50%, 09/15/20	646,912	648,836
Series 3645, Class EH, 3.00%, 12/15/20	320,936	332,909
Series 3815, Class DE, 3.00%, 10/15/21	596,484	618,926
Series 3852, Class EA, 4.50%, 12/15/21	662,854	710,802
Series 3627, Class QG, 4.00%, 07/15/23	325,591	341,659
Series 3501, Class AC, 4.00%, 08/15/23	398,673	419,719
Series 3609, Class LE, 3.00%, 12/15/24	567,819	589,018
Series 3718, Class BC, 2.00%, 02/15/25	460,315	464,899
Government National Mortgage Association, Series 2004-76, Class QA, 4.00%, 01/20/34	576,129	606,342

Total Collateralized Mortgage Obligations (cost $12,210,199)		12,294,532

Commercial Mortgage Backed Securities 4.3%

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3 4.80%, 01/12/41	$424,803	$431,322
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49(c)	174,000	183,227
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(c)	850,000	873,987
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3 5.42%, 02/15/39(c)	140,450	148,113
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2 5.51%, 04/10/38(c)	615,835	615,288
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A3 5.17%, 08/12/40(c)	420,541	431,034
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A2, 4.89%, 09/15/30	9,820	9,817
Series 2007-C1, Class A1, 5.39%, 02/15/40	106,964	107,386
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A2, 4.78%, 03/15/42	519,083	519,757
Series 2005-C20, Class APB, 5.09%, 07/15/42(c)	379,337	397,976
Series 2006-C27, Class A2, 5.62%, 07/15/45	138,861	138,724

Total Commercial Mortgage Backed Securities (cost $3,869,362)		3,856,631

Corporate Bonds 37.9%

	Principal Amount	Market Value

Aerospace & Defense 2.6%
Boeing Co. (The), 1.88%, 11/20/12	$650,000	$660,622
General Dynamics Corp., 5.25%, 02/01/14	500,000	554,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

Julu 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
United Technologies Corp., 4.88%, 05/01/15	$1,000,000	$1,125,558

		2,341,022

Air Freight & Logistics 0.7%
United Parcel Service, Inc., 3.88%, 04/01/14	600,000	650,134

Beverages 2.1%
Brown-Forman Corp., 2.50%, 01/15/16	360,000	370,916
Coca-Cola Co. (The), 0.75%, 11/15/13	700,000	700,727
PepsiCo, Inc., 3.75%, 03/01/14	750,000	803,694

		1,875,337

Capital Markets 2.8%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	800,000	823,910
BlackRock, Inc., 3.50%, 12/10/14	800,000	853,742
State Street Corp. 2.15%, 04/30/12	500,000	507,010
2.88%, 03/07/16	350,000	360,809

		2,545,471

Chemicals 0.8%
E.I. du Pont de Nemours & Co., 4.75%, 11/15/12	700,000	735,873

Commercial Banks 4.1%
BNP Paribas, 0.65%, 04/08/13(c)	500,000	494,227
PNC Funding Corp., 4.25%, 09/21/15	250,000	271,292
US Bancorp 2.25%, 03/13/12	500,000	506,289
2.00%, 06/14/13	300,000	306,737
1.38%, 09/13/13	500,000	504,388
Wells Fargo & Co., 4.38%, 01/31/13	1,000,000	1,049,174
Westpac Banking Corp., 2.10%, 08/02/13	500,000	508,815

		3,640,922

Communications Equipment 0.9%
Cisco Systems, Inc., 1.63%, 03/14/14	800,000	813,489

Computers & Peripherals 1.6%
Dell, Inc., 4.70%, 04/15/13	700,000	744,942
Hewlett-Packard Co. 4.50%, 03/01/13	400,000	424,433
2.20%, 12/01/15	250,000	254,792

		1,424,167

Consumer Finance 1.1%
John Deere Capital Corp., 1.88%, 06/17/13	600,000	613,609
Toyota Motor Credit Corp., 2.80%, 01/11/16	360,000	374,226

		987,835

Diversified Financial Services 3.5%
Bank of America Corp., 3.70%, 09/01/15	1,000,000	1,009,489
Caterpillar Financial Services Corp. 2.00%, 04/05/13	150,000	153,276
1.55%, 12/20/13	250,000	253,498
General Electric Capital Corp., 4.38%, 09/21/15	1,000,000	1,088,023
JPMorgan Chase & Co. 5.38%, 10/01/12	225,000	236,779
3.15%, 07/05/16	435,000	439,587

		3,180,652

Diversified Telecommunication Services 0.2%
AT&T, Inc., 5.88%, 08/15/12	147,000	154,812

Food & Staples Retailing 2.5%
Costco Wholesale Corp., 5.30%, 03/15/12	800,000	825,031
Walgreen Co., 4.88%, 08/01/13	500,000	540,692
Wal-Mart Stores, Inc., 7.25%, 06/01/13	800,000	895,146

		2,260,869

Health Care Equipment & Services 1.0%
Baxter International, Inc., 4.00%, 03/01/14	800,000	862,622

Health Care Providers & Services 0.6%
Medtronic Inc., 3.00%, 03/15/15	500,000	528,678

Household Products 1.2%
Procter & Gamble Co. (The), 3.15%, 09/01/15	1,000,000	1,065,514

Information Technology Services 0.9%
International Business Machines Corp., 1.00%, 08/05/13	800,000	803,669

Insurance 2.6%
Berkshire Hathaway, Inc., Series 0001, 2.13%, 02/11/13	800,000	819,024
Metropolitan Life Global Funding I 5.13%, 04/10/13(a)	250,000	265,727
2.00%, 01/10/14(a)	500,000	507,856
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	713,133

		2,305,740

Machinery 0.5%
PACCAR, Inc., 6.88%, 02/15/14	400,000	458,096

Media 0.6%
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	500,000	572,345

Oil, Gas & Consumable Fuels 1.9%
ConocoPhillips 4.75%, 10/15/12	700,000	735,186
4.40%, 05/15/13	100,000	106,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. 1.45%, 12/13/13	$600,000	$607,634
2.50%, 02/01/16	250,000	258,970

		1,708,331

Personal Products 0.6%
Colgate-Palmolive Co., 1.38%, 11/01/15	525,000	521,438

Pharmaceuticals 3.3%
Abbott Laboratories, 4.35%, 03/15/14	300,000	327,521
Eli Lilly & Co., 3.55%, 03/06/12	200,000	203,800
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	700,000	766,704
Johnson & Johnson, 2.15%, 05/15/16	500,000	515,223
Merck & Co., Inc., 2.25%, 01/15/16	555,000	568,315
Novartis Capital Corp., 4.13%, 02/10/14	500,000	541,253

		2,922,816

Software 1.1%
Microsoft Corp., 1.63%, 09/25/15	190,000	191,806
Oracle Corp., 4.95%, 04/15/13	750,000	804,212

		996,018

Specialty Retail 0.7%
Lowe’s Cos., Inc., 5.60%, 09/15/12	600,000	634,186

Total Corporate Bonds (cost $33,596,223)		33,990,036

Sovereign Bond 0.6%

	Principal Amount	Market Value
CANADA 0.6%
Province of Ontario Canada, 1.88%, 11/19/12	$575,000	$585,746

Total Sovereign Bond (cost $574,537)		585,746

U.S. Government Mortgage Backed Agencies 4.8%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 555547 4.50%, 05/01/18	$839,830	$900,849
Pool# 254833 4.50%, 08/01/18	486,364	521,702
Pool# AA5563 4.00%, 06/01/24	371,698	390,582
Pool# AE5487 3.50%, 10/01/25	606,732	624,568
Pool# AB2130 3.50%, 01/01/26	431,213	443,889
Freddie Mac Gold Pool
Pool# G11723 5.50%, 07/01/20	279,648	302,825
Pool# J11719 4.00%, 02/01/25	652,466	684,391
Pool# G13908 4.00%, 10/01/25	422,969	443,664

Total U.S. Government Mortgage Backed Agencies (cost $4,272,799)		4,312,470

U.S. Government Sponsored & Agency Obligations 13.3%

	Principal Amount	Market Value
Federal Farm Credit Bank, 3.88%, 08/25/11	$750,000	$751,841
Federal Home Loan Banks, 0.50%, 08/28/13	500,000	499,982
Federal Home Loan Mortgage Corp.
5.50%, 09/15/11	1,750,000	1,761,347
1.75%, 06/15/12	750,000	759,201
0.38%, 11/30/12	2,000,000	1,999,854
0.88%, 10/28/13	2,000,000	2,012,662
2.18%, 02/19/14	500,000	518,493
Federal National Mortgage Association
1.50%, 06/26/13	2,500,000	2,549,570
4.63%, 10/15/14	1,000,000	1,117,573

Total U.S. Government Sponsored & Agency Obligations (cost $11,885,697)		11,970,523

U.S. Treasury Notes 3.3%

	Principal Amount	Market Value
U.S. Treasury Notes
1.38%, 05/15/12	$2,000,000	$2,017,422
1.88%, 06/30/15	900,000	933,820

Total U.S. Treasury Notes (cost $2,924,412)		2,951,242

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011(Unaudited)

Nationwide Short Duration Bond Fund

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (d)	1,984,045	$1,984,045

Total Mutual Fund (cost $1,984,045)		1,984,045

Total Investments (cost $89,278,670) (e) — 100.3%		90,060,291
Liabilities in excess of other assets — (0.3)%		(272,401)

NET ASSETS — 100.0%		$89,787,890

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $3,798,326 which represents 4.23% of net assets.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2011.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2011. The maturity date represents the actual maturity date.
(d)	Represents 7-day effective yield as of July 31, 2011.
(e)	At July 31, 2011, the tax basis cost of the Fund’s investments was $89,278,670, tax unrealized appreciation and depreciation were $863,561 and $(81,940), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$18,115,066	$—	18,115,066
Collateralized Mortgage Obligations	—	12,294,532	—	12,294,532
Commercial Mortgage Backed Securities	—	3,856,631	—	3,856,631
Corporate Bonds	—	33,990,036	—	33,990,036
Mutual Fund	1,984,045	—	—	1,984,045
Sovereign Bond	—	585,746	—	585,746
U.S. Government Mortgage Backed Agencies	—	4,312,470	—	4,312,470
U.S. Government Sponsored & Agency Obligations	—	11,970,523	—	11,970,523
U.S. Treasury Notes	—	2,951,242	—	2,951,242

Total	$1,984,045	$88,076,246	$—	90,060,291

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.2%

	Shares	Market Value

Aerospace & Defense 1.9%
AAR Corp.	18,360	$538,682
Aerovironment, Inc. *	7,806	225,047
American Science & Engineering, Inc.	4,200	340,746
Applied Energetics, Inc. *	33	8
Astronics Corp. *	4,278	136,425
Ceradyne, Inc. *	11,505	372,877
Cubic Corp.	7,315	355,070
Curtiss-Wright Corp.	21,502	687,204
DigitalGlobe, Inc. *	16,299	425,730
Ducommun, Inc.	4,852	106,744
Esterline Technologies Corp. *	14,092	1,076,206
GenCorp, Inc. *	26,984	152,730
GeoEye, Inc. *	10,242	409,270
HEICO Corp. (a)	19,268	1,006,946
Hexcel Corp. *	45,288	1,084,195
Keyw Holding Corp. (The) *	8,437	94,157
Kratos Defense & Security Solutions, Inc. *	15,194	165,159
LMI Aerospace, Inc. *	4,204	96,650
Moog, Inc., Class A *	20,997	859,827
National Presto Industries, Inc.	2,235	227,389
Orbital Sciences Corp. *	27,021	468,004
Taser International, Inc. *	27,919	114,747
Teledyne Technologies, Inc. *	16,992	921,476
Triumph Group, Inc.	17,390	936,278

		10,801,567

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	24,770	123,355
Atlas Air Worldwide Holdings, Inc. *	12,144	636,224
Forward Air Corp.	13,601	423,807
HUB Group, Inc., Class A *	17,028	604,153
Pacer International, Inc. *	16,088	85,910
Park-Ohio Holdings Corp. *(a)	3,884	73,835

		1,947,284

Airlines 0.5%
Alaska Air Group, Inc. *	16,579	1,013,308
Allegiant Travel Co. *	6,871	295,659
Hawaiian Holdings, Inc. *	23,244	109,247
JetBlue Airways Corp. *	113,986	545,993
Republic Airways Holdings, Inc. *	22,080	95,606
SkyWest, Inc.	24,462	314,581
Spirit Airlines, Inc. *	7,237	94,805
US Airways Group, Inc. *	74,852	467,077

		2,936,276

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	30,840	353,735
Amerigon, Inc. *	10,258	172,540
Cooper Tire & Rubber Co.	28,720	484,219
Dana Holding Corp. *	67,591	1,126,742
Dorman Products, Inc. *	4,996	178,507
Drew Industries, Inc.	8,847	188,441
Exide Technologies *	35,647	255,233
Fuel Systems Solutions, Inc. *	7,697	163,484
Modine Manufacturing Co. *	21,507	320,669
Motorcar Parts of America, Inc. *	5,509	71,121
Shiloh Industries, Inc.	2,573	27,094
Spartan Motors, Inc.	15,369	70,697
Standard Motor Products, Inc.	9,066	128,737
Stoneridge, Inc. *	12,173	151,919
Superior Industries International, Inc.	10,831	219,219
Tenneco, Inc. *	27,939	1,115,884
Tower International, Inc. *	3,098	53,348

		5,081,589

Automobiles 0.0%†
Winnebago Industries, Inc. *	13,488	113,164

Beverages 0.2%
Boston Beer Co., Inc., Class A *	3,801	342,660
Central European Distribution Corp. *	33,612	325,364
Coca-Cola Bottling Co. Consolidated	2,098	135,363
Craft Brewers Alliance, Inc. *(a)	4,765	37,119
Heckmann Corp. *	42,696	257,457
MGP Ingredients, Inc.	5,728	45,080
National Beverage Corp.	5,219	77,137
Primo Water Corp. *(a)	6,050	87,120

		1,307,300

Biotechnology 3.6%
Achillion Pharmaceuticals, Inc. *	20,912	154,958
Acorda Therapeutics, Inc. *	18,232	517,789
Affymax, Inc. *	16,394	108,364
Alkermes, Inc. *	44,104	760,353
Allos Therapeutics, Inc. *	36,444	67,786
Alnylam Pharmaceuticals, Inc. *	17,033	159,770
AMAG Pharmaceuticals, Inc. *	9,743	144,294
Amicus Therapeutics, Inc. *	7,364	51,106
Anacor Pharmaceuticals, Inc. *	5,202	31,264
Anthera Pharmaceuticals, Inc. *	8,606	68,590
Ardea Biosciences, Inc. *	7,744	181,210
Arena Pharmaceuticals, Inc. *(a)	67,504	108,681
ARIAD Pharmaceuticals, Inc. *	60,965	724,874
Arqule, Inc. *	24,592	137,715
Array BioPharma, Inc. *	26,308	55,773
AVEO Pharmaceuticals, Inc. *	14,030	268,113
AVI BioPharma, Inc. *(a)	62,264	91,528
BioCryst Pharmaceuticals, Inc. *(a)	13,810	46,954
BioMimetic Therapeutics, Inc. *	8,611	33,238
Biosante Pharmaceuticals, Inc. *(a)	43,109	127,172
Biospecifics Technologies Corp. *	2,286	50,086
Biotime, Inc. *(a)	11,301	55,149
Cell Therapeutics, Inc. *(a)	77,369	104,448
Celldex Therapeutics, Inc. *(a)	20,336	73,006
Cepheid, Inc. *	28,502	1,076,236
Chelsea Therapeutics International Ltd. *	24,677	123,879
Cleveland Biolabs, Inc. *(a)	13,180	39,672
Codexis, Inc. *	11,332	101,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Cubist Pharmaceuticals, Inc. *	27,717	$941,546
Curis, Inc. *(a)	35,161	122,712
Cytori Therapeutics, Inc. *(a)	22,318	96,637
DUSA Pharmaceuticals, Inc. *	11,195	56,983
Dyax Corp. *	45,425	74,497
Dynavax Technologies Corp. *	53,977	151,136
Emergent Biosolutions, Inc. *	11,247	232,251
Enzon Pharmaceuticals, Inc. *	19,096	185,613
Exact Sciences Corp. *	24,052	205,404
Exelixis, Inc. *	59,042	454,623
Genomic Health, Inc. *(a)	7,839	210,477
Geron Corp. *(a)	59,673	229,741
GTx, Inc. *(a)	9,873	41,368
Halozyme Therapeutics, Inc. *	37,861	262,755
Idenix Pharmaceuticals, Inc. *	25,261	168,743
ImmunoGen, Inc. *(a)	34,698	469,464
Immunomedics, Inc. *(a)	30,244	123,395
Incyte Corp Ltd. *(a)	40,865	712,686
Infinity Pharmaceuticals, Inc. *	8,767	78,903
Inhibitex, Inc. *	29,312	121,352
Insmed, Inc. *(a)	11,420	131,216
InterMune, Inc. *	22,606	754,588
Ironwood Pharmaceuticals, Inc. *	23,315	348,559
Isis Pharmaceuticals, Inc. *(a)	46,014	397,561
Keryx Biopharmaceuticals, Inc. *(a)	31,885	140,613
Lexicon Pharmaceuticals, Inc. *	78,824	132,424
Ligand Pharmaceuticals, Inc., Class B *	9,038	123,098
MannKind Corp. *(a)	35,661	118,394
Maxygen, Inc.	13,808	74,977
Medivation, Inc. *	14,461	306,862
Metabolix, Inc. *(a)	15,729	107,429
Micromet, Inc. *	42,272	239,260
Momenta Pharmaceuticals, Inc. *(a)	21,293	376,034
Nabi Biopharmaceuticals *	19,680	38,770
Neurocrine Biosciences, Inc. *	22,709	175,541
Novavax, Inc. *(a)	44,267	82,779
NPS Pharmaceuticals, Inc. *	39,677	383,280
Nymox Pharmaceutical Corp. *(a)	8,998	71,894
OncoGenex Pharmaceutical, Inc. *	4,470	64,636
Oncothyreon, Inc. *(a)	19,184	153,664
Onyx Pharmaceuticals, Inc. *	29,279	965,621
Opko Health, Inc. *	50,140	218,109
Orexigen Therapeutics, Inc. *	14,400	23,760
Osiris Therapeutics, Inc. *(a)	7,838	56,042
PDL BioPharma, Inc.	64,592	399,824
Peregrine Pharmaceuticals, Inc. *(a)	32,609	56,414
Pharmacyclics, Inc. *	21,174	264,887
PharmAthene, Inc. *(a)	16,586	43,953
Progenics Pharmaceuticals, Inc. *	13,497	73,694
Raptor Pharmaceutical Corp. *(a)	15,988	90,172
Rigel Pharmaceuticals, Inc. *	31,665	275,169
Sangamo BioSciences, Inc. *(a)	24,112	130,687
Savient Pharmaceuticals, Inc. *(a)	32,833	229,831
SciClone Pharmaceuticals, Inc. *(a)	15,883	101,969
Seattle Genetics, Inc. *(a)	44,594	759,436
SIGA Technologies, Inc. *(a)	15,828	120,451
Spectrum Pharmaceuticals, Inc. *	23,996	254,358
Sunesis Pharmaceuticals, Inc. *(a)	14,499	28,998
SuperGen, Inc. *	25,805	78,963
Synta Pharmaceuticals Corp. *	11,103	51,851
Targacept, Inc. *	12,718	259,956
Theravance, Inc. *	31,846	680,867
Transcept Pharmaceuticals, Inc. *(a)	2,124	8,623
Trius Therapeutics, Inc. *	2,610	22,811
Vanda Pharmaceuticals, Inc. *	12,967	93,103
Vical, Inc. *	33,122	159,317
Zalicus, Inc. *	34,709	79,831
ZIOPHARM Oncology, Inc. *(a)	26,989	146,820
Zogenix, Inc. *	4,515	22,936

		20,324,314

Building Products 0.7%
A.O. Smith Corp.	17,605	730,079
AAON, Inc. (a)	8,651	196,205
Ameresco, Inc., Class A *	8,141	109,578
American Woodmark Corp.	4,323	71,848
Ameron International Corp.	4,231	360,016
Apogee Enterprises, Inc.	12,991	148,747
Builders FirstSource, Inc. *	19,767	45,464
Gibraltar Industries, Inc. *	14,013	144,054
Griffon Corp. *	22,027	208,155
Insteel Industries, Inc.	8,092	92,734
NCI Building Systems, Inc. *	9,099	102,728
Quanex Building Products Corp.	17,552	275,040
Simpson Manufacturing Co., Inc.	19,277	545,539
Trex Co., Inc. *(a)	7,178	151,312
Universal Forest Products, Inc.	9,058	266,939
USG Corp. *	33,041	376,007

		3,824,445

Capital Markets 2.1%
Apollo Investment Corp.	90,411	866,137
Arlington Asset Investment Corp., Class A	2,986	83,847
Artio Global Investors, Inc.	14,557	160,127
BGC Partners, Inc., Class A	34,963	286,347
BlackRock Kelso Capital Corp.	33,775	291,478
Calamos Asset Management, Inc., Class A	8,763	119,352
Capital Southwest Corp.	1,347	126,497
CIFC Corp. *	5,554	35,379
Cohen & Steers, Inc. (a)	8,256	326,360
Cowen Group, Inc., Class A *	30,885	121,996
Diamond Hill Investment Group, Inc.	1,172	91,029
Duff & Phelps Corp., Class A	14,071	160,269
Edelman Financial Group, Inc.	9,512	72,576
Epoch Holding Corp.	6,784	131,610
Evercore Partners, Inc., Class A	9,293	264,200
FBR & Co. *	23,406	68,111
Fifth Street Finance Corp. (a)	31,821	334,757
Financial Engines, Inc. *	17,690	420,314
FXCM, Inc., Class A (a)	7,990	80,699
GAMCO Investors, Inc., Class A	3,127	151,253
GFI Group, Inc.	32,809	148,953
Gladstone Capital Corp.	9,754	87,786
Gladstone Investment Corp.	10,451	73,366
Gleacher & Co., Inc. *	36,449	62,328
Golub Capital BDC, Inc.	4,692	73,430
Harris & Harris Group, Inc. *(a)	14,192	72,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Hercules Technology Growth Capital, Inc.	20,254	$190,388
HFF, Inc., Class A *	13,420	202,642
ICG Group, Inc. *	17,224	190,325
INTL. FCStone, Inc. *	6,098	140,132
Investment Technology Group, Inc. *	19,118	232,666
JMP Group, Inc.	6,960	51,086
KBW, Inc.	16,733	286,134
Knight Capital Group, Inc., Class A *	46,488	525,779
Kohlberg Capital Corp. (a)	8,748	62,373
Ladenburg Thalmann Financial Services, Inc. *	48,865	66,945
Main Street Capital Corp. (a)	9,240	161,330
MCG Capital Corp. (a)	35,607	198,331
Medallion Financial Corp.	6,909	64,115
Medley Capital Corp.	5,092	52,448
MF Global Holdings Ltd. *	75,810	558,720
MVC Capital, Inc.	11,049	138,223
New Mountain Finance Corp. *	3,361	41,038
NGP Capital Resources Co.	9,948	78,291
Oppenheimer Holdings, Inc., Class A (a)	4,760	123,189
optionsXpress Holdings, Inc.	19,769	298,512
PennantPark Investment Corp.	21,066	223,721
Piper Jaffray Cos. *	7,306	215,381
Prospect Capital Corp. (a)	48,570	451,701
Pzena Investment Management,
Inc., Class A	3,499	20,784
Safeguard Scientifics, Inc. *	9,513	173,232
Solar Capital Ltd.	16,925	389,952
Solar Senior Capital Ltd.	3,626	64,833
Stifel Financial Corp. *	24,858	943,610
SWS Group, Inc.	13,617	74,213
THL Credit, Inc.	4,263	53,458
TICC Capital Corp.	14,905	133,847
Triangle Capital Corp. (a)	8,534	146,699
Virtus Investment Partners, Inc. *	2,519	197,893
Westwood Holdings Group, Inc. (a)	2,864	107,915

		11,570,486

Chemicals 2.2%
A. Schulman, Inc.	14,294	316,612
American Vanguard Corp.	10,296	140,643
Arch Chemicals, Inc.	10,592	499,095
Balchem Corp.	13,334	583,629
Calgon Carbon Corp. *	26,109	388,763
Chase Corp.	2,850	39,957
Chemtura Corp. *	44,536	783,834
Ferro Corp. *	40,004	520,852
Flotek Industries, Inc. *	22,986	216,758
FutureFuel Corp.	8,626	105,755
Georgia Gulf Corp. *	15,702	314,668
H.B. Fuller Co.	22,900	523,494
Hawkins, Inc. (a)	4,000	137,680
Innophos Holdings, Inc.	10,030	483,446
Innospec, Inc. *	10,939	351,361
KMG Chemicals, Inc.	3,271	54,822
Koppers Holdings, Inc.	9,519	352,393
Kraton Performance Polymers, Inc. *	14,721	531,428
Landec Corp. *	12,162	75,161
LSB Industries, Inc. *	8,477	336,876
Minerals Technologies, Inc.	8,467	548,492
NewMarket Corp.	4,171	684,127
NL Industries, Inc.	3,072	55,296
Olin Corp.	36,873	771,015
OM Group, Inc. *	14,342	520,328
Omnova Solutions, Inc. *	20,820	140,743
PolyOne Corp.	43,152	668,856
Quaker Chemical Corp.	5,913	239,713
Senomyx, Inc. *	18,180	94,900
Sensient Technologies Corp.	23,179	860,405
Spartech Corp. *	14,214	81,731
Stepan Co.	3,750	297,375
STR Holdings, Inc. *(a)	13,974	192,282
TPC Group, Inc. *	6,115	245,517
Zagg, Inc. *(a)	9,178	140,882
Zep, Inc.	10,116	189,675
Zoltek Cos., Inc. *	12,815	129,560

		12,618,124

Commercial Banks 5.6%
1st Source Corp.	7,263	167,412
1st United Bancorp, Inc. *	12,775	75,756
Alliance Financial Corp.	2,297	73,986
Ameris Bancorp *	11,099	112,322
Ames National Corp.	3,955	68,777
Arrow Financial Corp. (a)	4,700	113,270
Bancfirst Corp.	3,295	125,671
Banco Latinoamericano de Comercio Exterior SA, Class E	12,991	229,811
Bancorp Rhode Island, Inc.	1,793	78,659
Bancorp, Inc. (The) *	13,617	122,553
BancorpSouth, Inc.	39,085	529,211
Bank of Kentucky Financial Corp. (The)	2,735	65,312
Bank of Marin Bancorp (a)	2,569	98,932
Bank of the Ozarks, Inc.	6,601	342,922
Banner Corp.	7,728	143,123
Boston Private Financial Holdings, Inc.	35,965	249,237
Bridge Bancorp, Inc. (a)	3,276	68,272
Bridge Capital Holdings *(a)	4,284	48,067
Bryn Mawr Bank Corp.	4,342	87,361
Camden National Corp.	3,638	116,307
Cape Bancorp, Inc. *	5,267	49,563
Capital Bank Corp. *(a)	7,492	22,326
Capital City Bank Group, Inc. (a)	5,642	58,169
Cardinal Financial Corp.	13,583	145,746
Cascade Bancorp *	3,239	33,038
Cathay General Bancorp	36,533	506,347
Center Bancorp, Inc. (a)	5,683	57,057
Center Financial Corp. *	16,650	102,564
Centerstate Banks, Inc.	14,116	92,178
Central Pacific Financial Corp. *	7,301	98,418
Century Bancorp, Inc., Class A	1,553	41,978
Chemical Financial Corp.	13,047	247,502
Citizens & Northern Corp.	5,708	93,954
City Holding Co. (a)	7,269	227,302
CNB Financial Corp.	5,839	80,637
CoBiz Financial, Inc.	15,323	94,236
Columbia Banking System, Inc.	18,445	324,816
Comerica, Inc.	—	10
Community Bank System, Inc.	17,240	433,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Community Trust Bancorp, Inc.	6,661	$180,646
CVB Financial Corp. (a)	41,760	404,654
Eagle Bancorp, Inc. *	7,886	106,382
Encore Bancshares, Inc. *	3,913	46,917
Enterprise Bancorp, Inc. (a)	2,755	44,052
Enterprise Financial Services Corp.	7,415	103,439
Financial Institutions, Inc.	6,465	108,418
First Bancorp, Inc. (a)	4,376	64,459
First Bancorp, North Carolina	7,131	70,240
First Busey Corp.	36,193	187,842
First Commonwealth Financial Corp.	49,034	252,035
First Community Bancshares, Inc.	7,475	94,110
First Financial Bancorp	27,253	436,321
First Financial Bankshares, Inc.	14,831	478,003
First Financial Corp. (a)	5,277	174,616
First Interstate BancSystem, Inc.	7,461	99,828
First Merchants Corp.	11,958	107,024
First Midwest Bancorp, Inc.	34,715	413,803
First of Long Island Corp. (The)	3,662	97,299
FirstMerit Corp.	51,042	745,724
FNB Corp.	59,191	591,910
German American Bancorp, Inc. (a)	6,036	101,224
Glacier Bancorp, Inc.	33,666	442,371
Great Southern Bancorp, Inc.	4,844	88,451
Hampton Roads Bankshares, Inc. *	4,645	33,862
Hancock Holding Co.	21,608	711,984
Hanmi Financial Corp. *	71,444	75,731
Heartland Financial USA, Inc.	6,327	101,548
Heritage Commerce Corp. *	9,813	48,967
Heritage Financial Corp.	7,188	93,660
Home Bancshares, Inc.	10,571	249,159
Hudson Valley Holding Corp.	6,729	144,539
IBERIABANK Corp.	12,652	644,872
Independent Bank Corp., Massachusetts	10,099	268,128
International Bancshares Corp.	24,825	417,557
Investors Bancorp, Inc. *	21,752	301,048
Lakeland Bancorp, Inc.	10,191	101,400
Lakeland Financial Corp.	7,707	173,793
MainSource Financial Group, Inc.	9,371	86,588
MB Financial, Inc.	25,336	511,534
Merchants Bancshares, Inc.	2,423	64,064
Metro Bancorp, Inc. *	6,543	75,048
MidSouth Bancorp, Inc.	3,666	49,601
Nara Bancorp, Inc. *	17,720	142,292
National Bankshares, Inc. (a)	3,340	86,272
National Penn Bancshares, Inc.	57,637	463,402
NBT Bancorp, Inc.	16,255	358,260
Northfield Bancorp, Inc. (a)	8,212	112,504
Old National Bancorp	44,279	451,646
OmniAmerican Bancorp, Inc. *	5,541	81,120
Oriental Financial Group, Inc.	21,086	261,888
Orrstown Financial Services, Inc.	3,331	62,989
Pacific Capital Bancorp NA *(a)	2,090	62,658
Pacific Continental Corp.	8,775	86,346
PacWest Bancorp	14,134	280,560
Park National Corp. (a)	6,123	377,422
Park Sterling Corp. *	13,389	62,794
Penns Woods Bancorp, Inc. (a)	1,917	68,111
Peoples Bancorp, Inc.	5,145	61,380
Pinnacle Financial Partners, Inc. *	15,865	241,941
PrivateBancorp, Inc.	27,938	329,389
Prosperity Bancshares, Inc.	21,832	906,683
Renasant Corp. (a)	11,771	180,096
Republic Bancorp, Inc., Class A	4,667	84,519
S&T Bancorp, Inc.	13,251	252,034
Sandy Spring Bancorp, Inc.	11,236	200,787
SCBT Financial Corp.	6,618	193,775
Seacoast Banking Corp of Florida *	34,147	53,952
Sierra Bancorp	5,670	65,318
Signature Bank *	19,226	1,137,410
Simmons First National Corp., Class A	8,212	198,402
Southside Bancshares, Inc.	7,730	153,286
Southwest Bancorp, Inc. *	9,109	56,476
State Bancorp, Inc.	7,109	92,417
State Bank Financial Corp. *	14,796	217,057
StellarOne Corp.	10,782	134,128
Sterling Bancorp	14,623	138,187
Sterling Financial Corp. *	12,614	218,727
Suffolk Bancorp	4,658	56,455
Sun Bancorp, Inc. *	17,857	55,714
Susquehanna Bancshares, Inc.	60,517	455,693
SVB Financial Group *	19,922	1,215,640
SY Bancorp, Inc.	5,827	132,331
Taylor Capital Group, Inc. *(a)	5,403	42,900
Texas Capital Bancshares, Inc. *	17,351	474,203
Tompkins Financial Corp.	3,882	156,833
Tower Bancorp, Inc.	4,973	131,735
TowneBank (a)	11,423	149,184
Trico Bancshares	6,693	99,190
Trustmark Corp.	30,032	654,397
UMB Financial Corp.	15,018	623,247
Umpqua Holdings Corp.	53,497	607,726
Union First Market Bankshares Corp.	9,534	118,698
United Bankshares, Inc. (a)	17,603	420,008
United Community Banks, Inc. *	8,003	87,473
Univest Corp of Pennsylvania (a)	7,974	118,573
Virginia Commerce Bancorp, Inc. *	11,031	70,268
Washington Banking Co.	7,297	94,642
Washington Trust Bancorp, Inc.	6,706	152,763
Webster Financial Corp.	33,451	683,069
WesBanco, Inc.	10,906	224,118
West Bancorp, Inc. (a)	7,048	70,269
West Coast Bancorp *(a)	8,255	134,391
Westamerica Bancorp	13,608	638,623
Western Alliance Bancorp *	32,392	227,716
Wilshire Bancorp, Inc. *	26,666	87,998
Wintrust Financial Corp.	16,299	557,100

		31,634,596

Commercial Services & Supplies 2.5%
A.T. Cross Co., Class A *	4,335	64,028
ABM Industries, Inc.	24,546	552,285
ACCO Brands Corp. *	25,422	217,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
American Reprographics Co. *	17,075	$116,622
APAC Customer Services, Inc. *	14,426	121,323
Brink’s Co. (The)	21,600	644,544
Casella Waste Systems, Inc., Class A *	11,483	72,228
Cenveo, Inc. *	25,377	146,933
Clean Harbors, Inc. *	21,660	1,142,565
Compx International, Inc.	423	5,753
Consolidated Graphics, Inc. *	4,146	213,892
Courier Corp.	4,966	47,723
Deluxe Corp.	23,762	559,357
EnergySolutions, Inc.	36,818	186,299
EnerNOC, Inc. *(a)	10,735	179,704
Ennis, Inc.	12,011	210,673
Fuel Tech, Inc. *	8,562	54,454
G&K Services, Inc., Class A	8,639	294,331
Geo Group, Inc. (The) *	29,984	623,667
Healthcare Services Group, Inc.	30,726	482,091
Heritage-Crystal Clean, Inc. *	2,215	44,389
Herman Miller, Inc.	26,497	609,696
Higher One Holdings, Inc. *(a)	14,133	280,540
HNI Corp.	20,735	433,569
Innerworkings, Inc. *	11,842	86,802
Interface, Inc., Class A	24,349	390,071
Intersections, Inc.	4,181	81,195
Kimball International, Inc., Class B	14,345	86,070
Knoll, Inc.	22,115	403,599
M&F Worldwide Corp. *	4,852	121,591
McGrath Rentcorp	11,236	292,473
Metalico, Inc. *	18,372	100,678
Mine Safety Appliances Co.	12,525	427,353
Mobile Mini, Inc. *	16,987	358,595
Multi-Color Corp.	5,216	140,467
Quad Graphics, Inc.	11,651	392,173
Rollins, Inc.	29,466	562,506
Schawk, Inc.	5,437	85,850
Standard Parking Corp. *	7,217	120,091
Steelcase, Inc., Class A	36,791	365,335
Swisher Hygiene, Inc. *	39,088	176,678
Sykes Enterprises, Inc. *	19,353	373,513
Team, Inc. *	8,971	239,974
Tetra Tech, Inc. *	28,839	634,458
TMS International Corp., Class A *	5,868	72,646
TRC Cos., Inc. *	8,205	45,784
UniFirst Corp.	6,550	359,267
United Stationers, Inc.	21,301	683,549
US Ecology, Inc.	8,447	142,670
Viad Corp.	9,416	195,194
WCA Waste Corp. *	7,517	42,772

		14,285,886

Communications Equipment 2.3%
ADTRAN, Inc.	29,917	989,953
Anaren, Inc. *	6,957	139,210
Arris Group, Inc. *	57,234	686,808
Aruba Networks, Inc. *	39,438	905,102
Aviat Networks, Inc. *	27,978	108,275
Bel Fuse, Inc., Class B	4,811	91,505
BigBand Networks, Inc. *	21,408	41,746
Black Box Corp.	8,313	236,837
Blue Coat Systems, Inc. *	20,108	405,176
Calix, Inc. *	17,367	318,511
Communications Systems, Inc.	3,009	53,801
Comtech Telecommunications Corp.	12,340	332,563
DG FastChannel, Inc. *	12,672	358,111
Dialogic, Inc. *(a)	7,661	28,422
Digi International, Inc. *	11,689	167,036
EMCORE Corp. *(a)	40,651	106,506
EMS Technologies, Inc. *	225	7,398
Emulex Corp. *	40,642	343,425
Extreme Networks *(a)	42,446	143,892
Finisar Corp. *	41,423	705,848
Globecomm Systems, Inc. *	10,311	143,942
Harmonic, Inc. *	53,014	287,866
Infinera Corp. *	48,298	310,556
InterDigital, Inc.	20,533	1,401,377
Ixia *	17,801	178,010
KVH Industries, Inc. *	6,823	65,296
Loral Space & Communications, Inc. *	5,053	329,860
Meru Networks, Inc. *(a)	4,946	42,486
Netgear, Inc. *	16,926	557,035
NumereX Corp., Class A *	4,373	31,748
Oclaro, Inc. *	23,318	109,595
Oplink Communications, Inc. *	9,516	160,630
Opnext, Inc. *	20,646	39,021
ORBCOMM, Inc. *	15,755	46,792
Plantronics, Inc.	22,262	762,473
Powerwave Technologies, Inc. *	78,061	169,392
Procera Networks, Inc. *	5,774	64,149
Seachange International, Inc. *	12,160	116,250
ShoreTel, Inc. *	21,744	185,259
Sonus Networks, Inc. *	97,467	288,502
Sycamore Networks, Inc.	9,211	181,457
Symmetricom, Inc. *	19,856	112,583
Tekelec *	28,523	223,906
ViaSat, Inc. *	16,773	753,611
Westell Technologies, Inc., Class A *	24,232	69,061

		12,800,982

Computers & Peripherals 0.6%
Avid Technology, Inc. *	13,700	179,333
Cray, Inc. *	16,625	100,415
Dot Hill Systems Corp. *	25,869	58,464
Electronics for Imaging, Inc. *	21,565	371,134
Hypercom Corp. *	25,419	206,148

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals (continued)
Imation Corp. *	13,872	$115,415
Immersion Corp. *	13,112	119,975
Intermec, Inc. *	27,495	296,396
Intevac, Inc. *	10,512	95,659
Novatel Wireless, Inc. *	14,851	76,186
OCZ Technology Group, Inc. *(a)	23,708	178,047
Quantum Corp. *	104,087	273,749
Rimage Corp.	4,354	64,526
Silicon Graphics International Corp. *	14,316	204,289
STEC, Inc. *(a)	18,990	193,128
Stratasys, Inc. *	9,769	249,110
Super Micro Computer, Inc. *	12,398	174,688
Synaptics, Inc. *(a)	15,853	389,508
Xyratex Ltd. *	14,262	135,917

		3,482,087

Construction & Engineering 0.8%
Argan, Inc. *	3,624	37,581
Comfort Systems USA, Inc.	17,519	182,898
Dycom Industries, Inc. *	16,260	277,070
EMCOR Group, Inc. *	30,942	863,901
Furmanite Corp. *(a)	17,000	133,280
Granite Construction, Inc.	17,918	418,923
Great Lakes Dredge & Dock Corp.	27,104	161,269
Insituform Technologies, Inc., Class A *	18,272	366,354
Layne Christensen Co. *	9,069	265,812
MasTec, Inc. *	26,176	546,555
Michael Baker Corp. *	3,841	80,123
MYR Group, Inc. *	9,279	225,387
Northwest Pipe Co. *	4,264	128,133
Orion Marine Group, Inc. *	12,450	108,191
Pike Electric Corp. *	7,636	67,120
Primoris Services Corp. (a)	12,285	149,877
Sterling Construction Co., Inc. *	7,569	96,883
Tutor Perini Corp.	14,425	227,627
UniTek Global Services, Inc. *	5,138	39,922

		4,376,906

Construction Materials 0.2%
Eagle Materials, Inc.	20,630	512,656
Headwaters, Inc. *	28,557	65,396
Texas Industries, Inc. (a)	10,548	407,258
United States Lime & Minerals, Inc. *	1,231	50,766

		1,036,076

Consumer Finance 0.7%
Advance America Cash Advance
Centers, Inc.	25,527	179,965
Cash America International, Inc.	13,620	762,175
Credit Acceptance Corp. *	2,947	233,727
Dollar Financial Corp. *	20,074	433,799
EZCORP, Inc., Class A *	21,730	723,174
First Cash Financial Services, Inc. *	14,504	627,588
First Marblehead Corp. (The) *(a)	26,173	43,185
Imperial Holdings, Inc. *	8,081	78,143
Nelnet, Inc., Class A	11,931	240,529
Netspend Holdings, Inc. *	13,768	108,630
Nicholas Financial, Inc. *	4,428	54,066
World Acceptance Corp. *	6,623	422,018

		3,906,999

Containers & Packaging 0.2%
AEP Industries, Inc. *	2,167	58,682
Boise, Inc.	48,184	333,915
Graham Packaging Co., Inc. *	11,126	282,044
Graphic Packaging Holding Co. *	73,893	365,770
Myers Industries, Inc.	14,626	174,050

		1,214,461

Distributors 0.2%
Audiovox Corp., Class A *	7,870	56,585
Core-Mark Holding Co., Inc. *	5,234	194,914
Pool Corp.	22,286	596,151
Weyco Group, Inc. (a)	3,249	75,247

		922,897

Diversified Consumer Services 1.3%
American Public Education, Inc. *	8,253	376,089
Archipelago Learning, Inc. *	6,253	60,279
Ascent Capital Group, Inc., Class A *	6,621	318,536
Bridgepoint Education, Inc. *(a)	8,260	204,518
Cambium Learning Group, Inc. *	7,742	24,465
Capella Education Co. *	7,277	311,092
Coinstar, Inc. *(a)	14,503	708,617
Corinthian Colleges, Inc. *(a)	36,006	149,785
Grand Canyon Education, Inc. *	13,259	204,056
Hillenbrand, Inc.	29,046	635,817
K12, Inc. *	12,004	385,088
Lincoln Educational Services Corp.	10,448	186,810
Mac-Gray Corp.	5,434	79,880
Matthews International Corp., Class A	13,628	493,197
National American University Holdings, Inc.	4,113	42,158
Regis Corp.	26,731	396,955
Sotheby’s	31,223	1,322,294
Steiner Leisure Ltd. *	6,943	337,569
Stewart Enterprises, Inc., Class A (a)	36,494	253,633
Strayer Education, Inc. (a)	5,673	690,121
Universal Technical Institute, Inc. *	9,864	170,647

		7,351,606

Diversified Financial Services 0.5%
California First National Bancorp	621	9,638
Compass Diversified Holdings (a)	18,694	279,849
Encore Capital Group, Inc. *	7,458	203,976
Gain Capital Holdings, Inc. *(a)	3,070	18,574
MarketAxess Holdings, Inc.	13,266	346,641
Marlin Business Services Corp. *	4,033	50,332
NewStar Financial, Inc. *	12,580	133,851
PHH Corp. *	25,969	487,178
Pico Holdings, Inc. *	10,508	286,974
Portfolio Recovery Associates, Inc. *	7,923	641,208
Primus Guaranty Ltd. *(a)	11,316	71,404

		2,529,625

Diversified Telecommunication Services 0.8%
8x8, Inc. *	28,536	111,290
AboveNet, Inc.	10,745	654,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Alaska Communications Systems Group, Inc. (a)	20,891	$151,042
Atlantic Tele-Network, Inc.	4,350	164,300
Boingo Wireless, Inc. *	2,992	26,240
Cbeyond, Inc. *	12,930	145,204
Cincinnati Bell, Inc. *	91,782	317,566
Cogent Communications Group, Inc. *	21,308	321,112
Consolidated Communications Holdings, Inc.	12,110	218,222
FairPoint Communications, Inc. *	9,919	75,384
General Communication, Inc., Class A *	19,102	216,808
Global Crossing Ltd. *	14,180	488,217
Globalstar, Inc. *(a)	47,406	47,406
HickoryTech Corp.	6,026	64,358
IDT Corp., Class B	6,406	154,577
inContact, Inc. *	14,002	66,089
Iridium Communications, Inc. *(a)	20,133	171,734
Neutral Tandem, Inc. *	15,937	244,314
PAETEC Holding Corp. *	57,801	255,480
Premiere Global Services, Inc. *	24,104	203,920
SureWest Communications	6,421	84,244
Towerstream Corp. *(a)	16,884	72,770
Vonage Holdings Corp. *	64,006	256,664

		4,511,204

Electric Utilities 1.3%
Allete, Inc.	14,789	595,257
Central Vermont Public Service Corp.	6,168	216,435
Cleco Corp.	28,209	979,417
El Paso Electric Co.	19,433	650,034
Empire District Electric Co. (The)	19,334	394,607
IDACORP, Inc.	22,321	875,206
MGE Energy, Inc.	10,730	440,788
Otter Tail Corp.	16,663	346,257
PNM Resources, Inc.	40,056	601,641
Portland General Electric Co.	34,856	863,732
UIL Holdings Corp.	23,393	746,939
Unisource Energy Corp.	16,968	624,762
Unitil Corp.	4,968	126,932

		7,462,007

Electrical Equipment 1.3%
A123 Systems, Inc. *(a)	40,892	209,776
Active Power, Inc. *	36,630	61,905
Acuity Brands, Inc.	20,051	976,283
American Superconductor Corp. *	20,663	151,253
AZZ, Inc.	5,787	289,524
Belden, Inc.	21,909	807,347
Brady Corp., Class A	22,012	651,555
Broadwind Energy, Inc. *(a)	49,507	65,349
Capstone Turbine Corp. *(a)	113,518	164,601
Coleman Cable, Inc. *(a)	3,889	51,257
Encore Wire Corp.	8,581	188,868
Ener1, Inc. *(a)	33,999	29,239
EnerSys *	23,212	742,320
Franklin Electric Co., Inc.	10,763	469,805
FuelCell Energy, Inc. *(a)	57,345	76,269
Generac Holdings, Inc. *	11,512	213,547
Global Power Equipment Group, Inc. *	7,249	188,256
II-VI, Inc. *	23,925	598,843
LSI Industries, Inc.	8,931	74,306
Powell Industries, Inc. *	4,066	156,704
PowerSecure International, Inc. *	8,969	61,438
Preformed Line Products Co.	1,117	69,656
Satcon Technology Corp. *(a)	38,548	72,470
Thermon Group Holdings, Inc. *	4,615	64,610
Valence Technology, Inc. *(a)	32,569	39,408
Vicor Corp. *	9,041	127,207
Woodward, Inc.	28,446	981,387

		7,583,183

Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp. *	9,141	130,716
Agilysys, Inc. *	8,281	79,249
Anixter International, Inc.	13,416	837,427
Benchmark Electronics, Inc. *	28,089	411,504
Brightpoint, Inc. *	31,530	286,608
Checkpoint Systems, Inc. *	18,547	291,188
Cognex Corp.	19,173	650,923
Coherent, Inc. *	11,589	556,620
CTS Corp.	15,823	155,540
Daktronics, Inc.	16,011	158,989
DDi Corp.	6,897	56,762
DTS, Inc. *	8,039	279,114
Echelon Corp. *	16,192	134,232
Electro Rent Corp.	8,649	139,768
Electro Scientific Industries, Inc. *	10,412	200,014
eMagin Corp. *	8,200	36,490
Fabrinet *	9,410	144,914
FARO Technologies, Inc. *	7,542	307,412
FEI Co. *	17,887	590,986
Gerber Scientific, Inc. *	11,566	127,457
GSI Group, Inc. *	11,897	133,603
Identive Group, Inc. *	18,300	38,796
Insight Enterprises, Inc. *	21,558	362,821
KEMET Corp. *	20,369	248,502
LeCroy Corp. *	7,488	76,153
Littelfuse, Inc.	10,507	536,803
Maxwell Technologies, Inc. *	12,880	217,286
Measurement Specialties, Inc. *	6,891	225,060
Mercury Computer Systems, Inc. *	13,935	233,969
Methode Electronics, Inc.	17,026	180,135
Microvision, Inc. *(a)	48,540	52,909
MTS Systems Corp.	7,210	284,146
Multi-Fineline Electronix, Inc. *	4,181	84,916
NeoPhotonics Corp. *	3,579	26,413
Newport Corp. *	17,274	268,438
OSI Systems, Inc. *	8,774	362,278
Park Electrochemical Corp.	9,591	250,901
PC Connection, Inc. *	4,407	34,463
Plexus Corp. *	15,505	457,553
Power-One, Inc. *(a)	31,410	226,466
Pulse Electronics Corp.	19,092	79,805
RadiSys Corp. *	9,078	72,079
Richardson Electronics Ltd.	4,338	64,332
Rofin-Sinar Technologies, Inc. *	13,149	412,616
Rogers Corp. *	7,380	357,782

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Sanmina-SCI Corp. *	37,188	$423,943
ScanSource, Inc. *	12,489	461,469
Smart Modular Technologies (WWH), Inc. *	30,075	270,675
SYNNEX Corp. *	11,619	329,050
TTM Technologies, Inc. *	24,016	332,622
Universal Display Corp. *	17,765	531,351
Viasystems Group, Inc. *	1,417	31,797
Vishay Precision Group, Inc. *	5,634	96,060
X-Rite, Inc. *(a)	12,536	60,925
Zygo Corp. *	7,273	87,276

		13,489,306

Energy Equipment & Services 2.3%
Basic Energy Services, Inc. *	11,124	360,306
Bristow Group, Inc.	16,794	814,173
Cal Dive International, Inc. *	44,109	246,128
Complete Production Services, Inc. *	36,187	1,406,951
Dawson Geophysical Co. *	3,650	144,869
Dril-Quip, Inc. *	15,784	1,112,930
Exterran Holdings, Inc. *	29,565	546,361
Geokinetics, Inc. *	5,078	31,738
Global Geophysical Services, Inc. *	8,334	142,178
Global Industries Ltd. *	46,787	240,017
Gulf Island Fabrication, Inc.	6,621	229,087
Gulfmark Offshore, Inc., Class A *	10,977	535,019
Helix Energy Solutions Group, Inc. *	48,997	959,361
Hercules Offshore, Inc. *	53,192	250,002
Hornbeck Offshore Services, Inc. *	10,548	293,656
ION Geophysical Corp. *	60,693	615,427
Key Energy Services, Inc. *	57,595	1,122,527
Lufkin Industries, Inc.	13,933	1,135,261
Matrix Service Co. *	12,188	169,901
Mitcham Industries, Inc. *	4,865	88,348
Natural Gas Services Group, Inc. *	5,605	89,176
Newpark Resources, Inc. *	41,739	387,755
OYO Geospace Corp. *	2,003	203,164
Parker Drilling Co. *	53,891	341,669
PHI, Inc., Non-Voting Shares *	5,971	128,556
Pioneer Drilling Co. *	27,997	455,511
RigNet, Inc. *	2,704	46,752
Tesco Corp. *	13,941	296,386
TETRA Technologies, Inc. *	35,518	457,117
Union Drilling, Inc. *	6,954	77,537
Vantage Drilling Co. *	80,354	130,977
Willbros Group, Inc. *	18,007	165,664

		13,224,504

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	8,592	353,217
Arden Group, Inc., Class A	561	49,795
Casey’s General Stores, Inc.	17,585	791,325
Fresh Market, Inc. (The) *	13,028	462,885
Ingles Markets, Inc., Class A	5,698	87,749
Nash Finch Co.	5,569	199,370
Pantry, Inc. (The) *	10,581	188,554
PriceSmart, Inc.	8,212	480,566
Rite Aid Corp. *	272,364	354,073
Ruddick Corp.	22,748	953,141
Spartan Stores, Inc.	10,399	183,646
Susser Holdings Corp. *	3,594	58,618
United Natural Foods, Inc. *	22,365	933,739
Village Super Market, Inc., Class A	2,839	76,312
Weis Markets, Inc.	5,151	207,019
Winn-Dixie Stores, Inc. *	25,810	231,774

		5,611,783

Food Products 1.3%
Alico, Inc.	1,601	39,080
B&G Foods, Inc.	22,111	415,466
Calavo Growers, Inc.	5,432	112,279
Cal-Maine Foods, Inc. (a)	6,545	221,286
Chiquita Brands International, Inc. *	20,928	247,788
Darling International, Inc. *	54,035	912,111
Diamond Foods, Inc. (a)	10,168	727,927
Dole Food Co., Inc. *(a)	16,549	234,830
Farmer Bros Co.	3,010	23,568
Fresh Del Monte Produce, Inc.	16,886	413,876
Griffin Land & Nurseries, Inc.	1,134	31,650
Hain Celestial Group, Inc. (The) *	16,570	535,708
Harbinger Group, Inc. *	4,505	23,922
Imperial Sugar Co.	5,619	129,687
J&J Snack Foods Corp.	6,615	341,929
Lancaster Colony Corp. (a)	8,700	523,131
Lifeway Foods, Inc. *(a)	2,253	25,008
Limoneira Co. (a)	3,598	74,587
Omega Protein Corp. *	8,876	107,577
Pilgrim’s Pride Corp. *(a)	23,408	112,358
Sanderson Farms, Inc. (a)	10,243	473,432
Seneca Foods Corp., Class A *	4,212	109,091
Smart Balance, Inc. *	27,416	129,952
Snyders-Lance, Inc.	21,845	445,856
Tootsie Roll Industries, Inc.	11,096	311,243
TreeHouse Foods, Inc. *	16,415	847,671

		7,571,013

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,465	172,394
Laclede Group, Inc. (The)	10,489	390,715
New Jersey Resources Corp.	18,737	817,120
Nicor, Inc.	19,016	1,040,175
Northwest Natural Gas Co.	12,544	559,588
Piedmont Natural Gas Co., Inc. (a)	33,540	978,362
South Jersey Industries, Inc.	14,002	707,101
Southwest Gas Corp.	21,406	798,230
WGL Holdings, Inc.	23,169	899,189

		6,362,874

Health Care Equipment & Supplies 3.2%
Abaxis, Inc. *	10,358	245,692
ABIOMED, Inc. *	14,560	240,386
Accuray, Inc. *	31,467	217,122
Align Technology, Inc. *	28,291	622,119
Alimera Sciences, Inc. *(a)	5,287	45,257
Alphatec Holdings, Inc. *	24,853	72,571
Analogic Corp.	5,774	310,583
AngioDynamics, Inc. *	11,425	158,008
Antares Pharma, Inc. *	39,831	92,408
Arthrocare Corp. *	12,592	416,166
AtriCure, Inc. *	6,339	77,146
Atrion Corp.	714	142,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Bacterin International Holdings, Inc. *(a)	10,791	$25,683
BioLase Technology, Inc. *(a)	13,006	44,741
Cantel Medical Corp.	6,047	150,752
Cardiovascular Systems, Inc. *	6,098	91,165
Cerus Corp. *(a)	21,674	60,037
Conceptus, Inc. *	14,282	162,672
CONMED Corp. *	13,010	338,260
CryoLife, Inc. *	12,602	72,714
Cyberonics, Inc. *	13,032	353,688
Cynosure, Inc., Class A *	4,494	58,467
Delcath Systems, Inc. *(a)	21,032	93,592
DexCom, Inc. *	30,911	438,318
Dynavox, Inc., Class A *	4,572	30,129
Endologix, Inc. *	22,464	203,973
Exactech, Inc. *	3,723	63,626
Greatbatch, Inc. *	10,698	266,594
Haemonetics Corp. *	11,855	776,503
Hansen Medical, Inc. *(a)	21,462	98,296
HeartWare International, Inc. *(a)	5,522	366,882
ICU Medical, Inc. *	5,573	236,741
Immucor, Inc. *	27,905	739,482
Insulet Corp. *	21,171	416,222
Integra LifeSciences Holdings Corp. *	9,610	433,123
Invacare Corp.	13,192	395,496
IRIS International, Inc. *	8,038	83,113
Kensey Nash Corp. *	3,863	101,211
MAKO Surgical Corp. *(a)	14,742	424,717
Masimo Corp.	24,243	673,471
Medical Action Industries, Inc. *	7,739	58,971
Meridian Bioscience, Inc. (a)	18,914	408,542
Merit Medical Systems, Inc. *	18,586	291,243
Natus Medical, Inc. *	13,315	153,522
Neogen Corp. *	10,724	443,545
Neoprobe Corp. *(a)	42,536	122,078
NuVasive, Inc. *(a)	18,303	523,832
NxStage Medical, Inc. *	20,580	378,672
OraSure Technologies, Inc. *	21,502	197,818
Orthofix International NV *	8,304	350,678
Palomar Medical Technologies, Inc. *	8,748	86,780
Quidel Corp. *(a)	13,062	195,408
Rockwell Medical Technologies, Inc. *(a)	7,361	78,836
RTI Biologics, Inc. *	25,405	83,582
Solta Medical, Inc. *	27,614	67,378
SonoSite, Inc. *	6,321	206,444
Spectranetics Corp. *	15,161	105,066
Staar Surgical Co. *	16,126	73,373
Stereotaxis, Inc. *(a)	20,085	65,276
STERIS Corp.	27,359	957,291
SurModics, Inc. *	7,031	77,341
Symmetry Medical, Inc. *	16,644	160,282
Synergetics USA, Inc. *	10,115	53,205
Synovis Life Technologies, Inc. *	5,212	86,884
Tornier NV *	4,843	126,063
Unilife Corp. *(a)	26,081	116,843
Uroplasty, Inc. *	9,382	63,891
Vascular Solutions, Inc. *	7,612	99,413
Volcano Corp. *	24,049	755,379
West Pharmaceutical Services, Inc.	15,454	677,967
Wright Medical Group, Inc. *	17,960	280,894
Young Innovations, Inc.	2,581	74,797
Zoll Medical Corp. *	10,103	703,775

		17,964,352

Health Care Providers & Services 3.0%
Accretive Health, Inc. *(a)	18,486	555,319
Air Methods Corp. *	5,234	366,903
Alliance HealthCare Services, Inc. *	10,613	38,313
Almost Family, Inc. *	3,796	95,925
Amedisys, Inc. *	13,650	352,989
American Dental Partners, Inc. *	7,032	81,712
AMN Healthcare Services, Inc. *	18,243	147,039
Amsurg Corp. *	14,475	368,099
Assisted Living Concepts, Inc., Class A	9,026	141,437
Bio-Reference Labs, Inc. *(a)	11,364	226,598
BioScrip, Inc. *	18,774	134,797
Capital Senior Living Corp. *	12,657	111,255
CardioNet, Inc. *	11,220	56,549
Centene Corp. *	23,123	758,666
Chemed Corp.	9,860	599,587
Chindex International, Inc. *	5,307	60,659
Continucare Corp. *	13,635	86,173
CorVel Corp. *	2,881	132,958
Cross Country Healthcare, Inc. *	12,736	88,006
Emeritus Corp. *	14,109	277,242
Ensign Group, Inc. (The)	7,525	213,710
ExamWorks Group, Inc. *(a)	12,499	273,478
Five Star Quality Care, Inc. *	16,770	83,011
Gentiva Health Services, Inc. *	14,125	254,109
Hanger Orthopedic Group, Inc. *	15,446	324,520
HealthSouth Corp. *	43,876	1,070,574
Healthspring, Inc. *	31,303	1,284,675
Healthways, Inc. *	15,702	234,431
HMS Holdings Corp. *	13,061	987,412
IPC The Hospitalist Co., Inc. *	7,558	341,848
Kindred Healthcare, Inc. *	24,021	452,556
Landauer, Inc.	4,359	246,066
LHC Group, Inc. *	7,307	166,453
Magellan Health Services, Inc. *	14,355	747,895
Medcath Corp. *	8,608	112,937
MedQuist Holdings, Inc. *	14,546	194,771
Metropolitan Health Networks, Inc. *	18,856	106,725
Molina Healthcare, Inc. *	13,000	294,450
MWI Veterinary Supply, Inc. *	5,809	517,350
National HealthCare Corp.	4,752	226,053
National Research Corp.	847	30,856
Owens & Minor, Inc.	29,436	897,798
PharMerica Corp. *	13,555	173,097
Providence Service Corp. (The) *	5,916	70,105
PSS World Medical, Inc. *	25,597	612,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Radnet, Inc. *	13,962	$52,358
Select Medical Holdings Corp. *	20,742	162,825
Skilled Healthcare Group, Inc., Class A *	8,870	78,056
Sun Healthcare Group, Inc. *	11,557	80,899
Sunrise Senior Living, Inc. *	26,508	233,801
Team Health Holdings, Inc. *	12,297	270,657
Triple-S Management Corp., Class B *	9,100	196,287
U.S. Physical Therapy, Inc.	5,439	130,971
Universal American Corp.	14,930	141,984
WellCare Health Plans, Inc. *	19,679	862,924

		16,808,404

Health Care Technology 0.6%
athenahealth, Inc. *(a)	16,105	946,813
Computer Programs & Systems, Inc.	5,115	375,441
ePocrates, Inc. *(a)	2,918	47,972
HealthStream, Inc. *	7,027	95,145
MedAssets, Inc. *	22,019	278,981
Medidata Solutions, Inc. *	9,681	197,783
Merge Healthcare, Inc. *	23,885	121,336
Omnicell, Inc. *	15,312	261,988
Quality Systems, Inc.	8,967	819,225
Transcend Services, Inc. *	4,036	117,286

		3,261,970

Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc. *	11,374	175,728
Ambassadors Group, Inc.	8,249	70,281
Ameristar Casinos, Inc.	14,911	331,024
Benihana, Inc., Class A *	6,010	55,412
Biglari Holdings, Inc. *	560	206,175
BJ’s Restaurants, Inc. *	11,118	515,542
Bob Evans Farms, Inc.	14,037	484,838
Boyd Gaming Corp. *(a)	25,385	221,865
Bravo Brio Restaurant Group, Inc. *	8,876	198,379
Buffalo Wild Wings, Inc. *	8,465	537,781
Caribou Coffee Co., Inc. *	5,931	78,349
Carrols Restaurant Group, Inc. *	5,706	56,090
CEC Entertainment, Inc.	9,174	355,034
Cheesecake Factory, Inc. (The) *	26,737	770,828
Churchill Downs, Inc.	5,794	254,530
Cracker Barrel Old Country Store, Inc.	10,622	479,158
Denny’s Corp. *	45,467	173,229
DineEquity, Inc. *	7,134	371,681
Domino’s Pizza, Inc. *	28,513	766,144
Einstein Noah Restaurant Group, Inc.	2,793	43,794
Gaylord Entertainment Co. *	16,521	484,726
International Speedway Corp., Class A	13,669	382,322
Interval Leisure Group, Inc. *	18,568	238,599
Isle of Capri Casinos, Inc. *	9,512	80,662
Jack in the Box, Inc. *	23,008	522,742
Jamba, Inc. *(a)	30,244	61,093
Krispy Kreme Doughnuts, Inc. *	26,995	220,819
Life Time Fitness, Inc. *	19,560	816,826
Luby’s, Inc. *	8,448	46,211
Marcus Corp.	9,416	91,147
McCormick & Schmick’s Seafood Restaurants, Inc. *	6,376	56,364
Monarch Casino & Resort, Inc. *	4,381	50,601
Morgans Hotel Group Co. *(a)	10,180	72,889
Multimedia Games Holding Co., Inc. *	12,426	53,929
O’Charleys, Inc. *	8,561	52,136
Orient-Express Hotels Ltd., Class A *	44,176	436,901
P.F. Chang’s China Bistro, Inc.	10,531	346,786
Papa John’s International, Inc. *	9,121	284,666
Peet’s Coffee & Tea, Inc. *	5,923	345,903
Pinnacle Entertainment, Inc. *	28,605	412,770
Red Lion Hotels Corp. *	6,708	50,645
Red Robin Gourmet Burgers, Inc. *	5,993	206,279
Ruby Tuesday, Inc. *	30,087	273,491
Ruth’s Hospitality Group, Inc. *	16,116	92,667
Scientific Games Corp., Class A *	26,864	245,537
Shuffle Master, Inc. *	24,937	232,413
Six Flags Entertainment Corp. (a)	19,258	678,074
Sonic Corp. *	28,524	305,207
Speedway Motorsports, Inc.	5,471	74,406
Texas Roadhouse, Inc.	29,133	481,277
Town Sports International Holdings, Inc. *	9,314	85,130
Vail Resorts, Inc.	16,674	762,835

		14,691,915

Household Durables 0.8%
American Greetings Corp., Class A	18,674	414,003
Beazer Homes USA, Inc. *(a)	35,170	101,993
Blyth, Inc.	2,405	152,140
Cavco Industries, Inc. *	3,142	133,723
CSS Industries, Inc.	3,758	74,559
Ethan Allen Interiors, Inc.	11,171	205,546
Furniture Brands International, Inc. *	19,397	78,170
Helen of Troy Ltd. *	14,265	460,046
Hovnanian Enterprises, Inc., Class A *(a)	28,369	54,468
iRobot Corp. *	10,978	383,791
KB Home (a)	35,625	302,456
La-Z-Boy, Inc. *	23,961	210,138
Libbey, Inc. *	9,101	140,792
Lifetime Brands, Inc.	4,407	48,477
M.D.C. Holdings, Inc.	17,380	392,962
M/I Homes, Inc. *	8,602	97,203
Meritage Homes Corp. *	12,919	282,280
Ryland Group, Inc.	20,520	302,260
Sealy Corp. *(a)	22,640	49,582
Skyline Corp.	3,243	43,878
Standard Pacific Corp. *(a)	49,124	140,495
Universal Electronics, Inc. *	6,922	162,044

		4,231,006

Household Products 0.1%
Central Garden and Pet Co., Class A *	21,820	191,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
Oil-Dri Corp of America	2,156	$44,608
Spectrum Brands Holdings, Inc. *	7,741	206,685
WD-40 Co. (a)	7,839	343,348

		785,784

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	31,651	494,072
Dynegy, Inc. *	47,455	271,443
Ormat Technologies, Inc. (a)	8,326	173,680

		939,195

Industrial Conglomerates 0.2%
Raven Industries, Inc.	8,356	441,447
Seaboard Corp.	144	376,560
Standex International Corp.	5,753	185,189
Tredegar Corp.	11,049	210,594

		1,213,790

Information Technology Services 1.8%
Acxiom Corp. *	37,549	515,923
CACI International, Inc., Class A *	13,136	776,075
Cardtronics, Inc. *	19,853	456,222
Cass Information Systems, Inc.	3,888	145,956
CIBER, Inc. *	29,448	147,829
Computer Task Group, Inc. *	6,963	89,753
Convergys Corp. *	48,682	605,604
CSG Systems International, Inc. *	15,989	283,965
Dynamics Research Corp. *	4,055	49,025
Echo Global Logistics, Inc. *(a)	5,149	77,029
Euronet Worldwide, Inc. *	23,641	405,680
ExlService Holdings, Inc. *	7,457	174,046
Forrester Research, Inc.	6,808	215,133
Global Cash Access Holdings, Inc. *	22,331	62,750
Hackett Group, Inc. (The) *	13,923	60,844
Heartland Payment Systems, Inc.	17,803	374,575
iGate Corp.	14,302	214,387
Jack Henry & Associates, Inc.	39,937	1,156,176
Lionbridge Technologies, Inc. *	28,314	92,020
Mantech International Corp., Class A	10,795	440,436
MAXIMUS, Inc.	16,060	620,398
MoneyGram International, Inc. *	38,935	130,822
NCI, Inc., Class A *	3,054	65,600
Ness Technologies, Inc. *	15,460	118,578
PRGX Global, Inc. *	8,885	57,930
Sapient Corp. *	50,519	703,224
ServiceSource International, Inc. *(a)	4,623	86,265
Stream Global Services, Inc. *	3,491	11,381
Syntel, Inc.	7,136	392,266
TeleTech Holdings, Inc. *	11,738	232,295
TNS, Inc. *	11,719	198,051
Unisys Corp. *	19,890	413,115
Virtusa Corp. *	6,939	136,421
Wright Express Corp. *	17,860	878,712

		10,388,486

Insurance 2.5%
Alterra Capital Holdings Ltd.	42,030	915,834
American Equity Investment Life Holding Co.	27,455	325,891
American Safety Insurance Holdings Ltd. *	4,768	89,400
AMERISAFE, Inc. *	8,482	182,448
Amtrust Financial Services, Inc.	11,169	259,344
Argo Group International Holdings Ltd.	12,732	374,321
Baldwin & Lyons, Inc., Class B (a)	3,879	93,988
Citizens, Inc. *	17,334	119,258
CNO Financial Group, Inc. *	102,442	752,949
Crawford & Co., Class B	11,793	84,674
Delphi Financial Group, Inc., Class A	22,348	601,608
Donegal Group, Inc., Class A	3,422	41,132
eHealth, Inc. *(a)	9,921	128,477
EMC Insurance Group, Inc.	2,143	40,010
Employers Holdings, Inc.	16,284	241,980
Enstar Group Ltd. *	3,188	336,780
FBL Financial Group, Inc., Class A	5,925	186,519
First American Financial Corp.	48,673	778,281
Flagstone Reinsurance Holdings SA	24,202	215,640
Fortegra Financial Corp. *	2,990	23,172
FPIC Insurance Group, Inc. *	3,853	160,747
Global Indemnity PLC *	6,229	129,750
Greenlight Capital Re Ltd., Class A *	12,935	320,271
Hallmark Financial Services *	5,207	35,095
Harleysville Group, Inc.	5,725	173,009
Hilltop Holdings, Inc. *	18,373	160,764
Horace Mann Educators Corp.	18,450	268,632
Independence Holding Co. (a)	3,408	30,604
Infinity Property & Casualty Corp.	5,736	290,643
Kansas City Life Insurance Co.	1,895	55,523
Maiden Holdings Ltd.	23,295	215,945
Meadowbrook Insurance Group, Inc.	24,612	231,353
Montpelier Re Holdings Ltd.	28,889	498,624
National Financial Partners Corp. *	20,366	230,747
National Interstate Corp.	3,265	73,169
National Western Life Insurance Co., Class A	1,013	173,557
Navigators Group, Inc. (The) *	6,271	295,615
OneBeacon Insurance Group Ltd., Class A	10,247	130,547
Phoenix Cos., Inc. (The) *	53,496	128,390
Platinum Underwriters Holdings Ltd.	17,291	593,946
Presidential Life Corp.	9,914	112,623
Primerica, Inc.	15,766	340,861
ProAssurance Corp. *	14,172	987,080
RLI Corp.	8,526	538,417
Safety Insurance Group, Inc.	5,875	238,525
SeaBright Holdings, Inc.	9,217	83,782
Selective Insurance Group, Inc.	25,065	410,815
State Auto Financial Corp.	6,815	112,993
Stewart Information Services Corp.	8,356	88,574
Symetra Financial Corp.	31,313	393,291
Tower Group, Inc.	17,085	390,563
United Fire & Casualty Co.	9,985	171,243
Universal Insurance Holdings, Inc.	8,659	36,974

		13,894,378

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A *	12,372	37,240
Blue Nile, Inc. *	5,942	251,703
Geeknet, Inc. *	2,031	50,044
HSN, Inc. *	18,482	604,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail (continued)
NutriSystem, Inc. (a)	12,493	$186,645
Orbitz Worldwide, Inc. *	9,458	30,833
Overstock.com, Inc. *	5,346	67,841
PetMed Express, Inc. (a)	10,022	109,941
Shutterfly, Inc. *	13,796	750,502
US Auto Parts Network, Inc. *	6,579	49,277
Valuevision Media, Inc., Class A *	18,853	141,209

		2,279,412

Internet Software & Services 1.8%
Active Network, Inc. (The) *	5,673	102,965
Ancestry.com, Inc. *	14,664	522,185
comScore, Inc. *	14,778	322,308
Constant Contact, Inc. *	13,610	257,637
Cornerstone OnDemand, Inc. *(a)	5,331	87,428
DealerTrack Holdings, Inc. *	18,999	440,587
Demand Media, Inc. *(a)	3,916	39,708
Dice Holdings, Inc. *	22,368	308,455
Digital River, Inc. *	18,404	469,302
EarthLink, Inc.	51,386	413,143
Envestnet, Inc. *	8,861	125,649
FriendFinder Networks, Inc. *	2,011	8,386
InfoSpace, Inc. *	17,303	164,898
Internap Network Services Corp. *	24,075	149,746
IntraLinks Holdings, Inc. *	14,825	226,526
j2 Global Communications, Inc. *	21,397	572,156
Keynote Systems, Inc.	6,418	153,711
KIT Digital, Inc. *(a)	16,413	191,211
Limelight Networks, Inc. *	31,580	130,110
Liquidity Services, Inc. *	8,703	210,439
LivePerson, Inc. *	24,387	300,204
LogMeIn, Inc. *	9,390	333,814
LoopNet, Inc. *	7,744	141,870
Marchex, Inc., Class B	9,820	85,139
ModusLink Global Solutions, Inc.	20,425	85,581
Move, Inc. *	73,742	151,171
NIC, Inc.	29,689	379,129
OpenTable, Inc. *	10,893	771,878
Openwave Systems, Inc. *	39,321	88,472
Perficient, Inc. *	11,298	113,093
Quepasa Corp. *	2,848	24,066
QuinStreet, Inc. *	12,833	160,284
RealNetworks, Inc. *	39,375	133,087
Responsys, Inc. *	4,436	64,633
RightNow Technologies, Inc. *	11,375	386,068
Saba Software, Inc. *	13,123	101,834
SciQuest, Inc. *	5,658	96,356
SPS Commerce, Inc. *	3,838	70,504
Stamps.com, Inc.	5,088	85,224
support.com, Inc. *	22,264	71,690
TechTarget, Inc. *	6,820	45,217
Travelzoo, Inc. *(a)	2,568	135,590
United Online, Inc.	41,351	246,865
ValueClick, Inc. *	36,481	658,847
Vocus, Inc. *	8,122	232,046
Web.com Group, Inc. *	13,449	116,872
XO Group, Inc. *	14,691	137,361
Zix Corp. *	30,477	117,032

		10,230,477

Leisure Equipment & Products 0.4%
Arctic Cat, Inc. *	5,581	91,975
Black Diamond, Inc. *	6,042	50,813
Brunswick Corp.	41,144	898,174
Callaway Golf Co.	29,764	189,001
Eastman Kodak Co. *(a)	124,420	298,608
JAKKS Pacific, Inc. *	12,518	218,439
Johnson Outdoors, Inc., Class A *	2,231	39,779
Leapfrog Enterprises, Inc. *	19,041	74,260
Marine Products Corp. *	4,814	26,236
Smith & Wesson Holding Corp. *	27,588	92,696
Steinway Musical Instruments, Inc. *	3,054	88,535
Sturm Ruger & Co., Inc.	8,689	237,383
Summer Infant, Inc. *	6,014	51,781

		2,357,680

Life Sciences Tools & Services 0.4%
Affymetrix, Inc. *	32,605	184,218
Albany Molecular Research, Inc. *	10,629	50,807
BG Medicine, Inc. *	3,645	27,447
Caliper Life Sciences, Inc. *	21,728	177,083
Cambrex Corp. *	13,844	61,052
Complete Genomics, Inc. *(a)	4,587	56,833
Enzo Biochem, Inc. *	17,588	67,538
eResearchTechnology, Inc. *	22,615	144,057
Fluidigm Corp. *(a)	3,009	51,033
Furiex Pharmaceuticals, Inc. *	4,542	86,116
Harvard Bioscience, Inc. *	10,429	52,771
Luminex Corp. *	17,479	355,698
Medtox Scientific, Inc.	3,472	54,198
Pacific Biosciences of California, Inc. *(a)	15,597	171,723
Parexel International Corp. *	27,219	558,806
Sequenom, Inc. *(a)	45,616	322,049

		2,421,429

Machinery 3.2%
3D Systems Corp. *(a)	19,338	414,027
Accuride Corp. *	18,733	214,493
Actuant Corp., Class A	31,736	784,197
Alamo Group, Inc.	3,096	74,025
Albany International Corp., Class A	12,753	338,847
Altra Holdings, Inc. *	12,373	275,175
American Railcar Industries, Inc. *	4,491	105,044
Ampco-Pittsburgh Corp.	3,912	101,908
Astec Industries, Inc. *(a)	9,235	346,497
Badger Meter, Inc.	6,962	254,043
Barnes Group, Inc.	25,196	613,523
Blount International, Inc. *	22,415	372,761
Briggs & Stratton Corp. (a)	23,360	400,390
Cascade Corp.	4,243	212,108
Chart Industries, Inc. *	13,568	719,918
CIRCOR International, Inc.	7,955	344,054
Clarcor, Inc.	23,350	1,028,801
Colfax Corp. *	11,348	307,190
Columbus Mckinnon Corp. *	8,891	146,257
Commercial Vehicle Group, Inc. *	13,262	140,577
Douglas Dynamics, Inc.	8,625	131,014
Dynamic Materials Corp.	6,149	130,359
Energy Recovery, Inc. *(a)	21,191	65,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
EnPro Industries, Inc. *	9,545	$441,361
ESCO Technologies, Inc.	12,304	426,703
Federal Signal Corp.	28,775	166,319
Flow International Corp. *(a)	21,595	73,639
Force Protection, Inc. *	32,664	149,274
FreightCar America, Inc. *	5,531	136,505
Gorman-Rupp Co. (The)	7,015	228,549
Graham Corp.	4,592	90,371
Greenbrier Cos., Inc. *	8,512	171,261
Hurco Cos., Inc. *	2,948	86,730
John Bean Technologies Corp.	13,213	233,342
Kadant, Inc. *	5,671	149,204
Kaydon Corp.	15,124	539,171
L.B. Foster Co., Class A	4,377	152,101
Lindsay Corp.	5,798	367,013
Lydall, Inc. *	7,826	94,538
Meritor, Inc. *	43,659	589,396
Met-Pro Corp.	6,969	73,453
Middleby Corp. *	8,662	731,766
Miller Industries, Inc.	5,456	89,369
Mueller Industries, Inc.	17,511	657,188
Mueller Water Products, Inc., Class A	71,838	234,910
NACCO Industries, Inc., Class A	2,695	244,922
NN, Inc. *	7,709	90,812
Omega Flex, Inc. *(a)	1,364	17,691
PMFG, Inc. *(a)	8,045	151,005
RBC Bearings, Inc. *	10,127	384,522
Robbins & Myers, Inc.	18,223	879,078
Sauer-Danfoss, Inc. *	5,343	253,792
Sun Hydraulics Corp.	9,253	263,803
Tecumseh Products Co., Class A *	8,464	86,502
Tennant Co.	8,867	379,596
Titan International, Inc.	19,444	491,350
Trimas Corp. *	11,769	282,103
Twin Disc, Inc.	3,890	147,820
Wabash National Corp. *	31,656	237,737
Watts Water Technologies, Inc., Class A	13,939	467,375
Xerium Technologies, Inc. *(a)	5,058	82,648

		17,863,183

Marine 0.1%
Baltic Trading Ltd. (a)	7,735	42,465
Eagle Bulk Shipping, Inc. *(a)	28,643	67,597
Excel Maritime Carriers Ltd. *(a)	20,922	53,979
Genco Shipping & Trading Ltd. *(a)	13,600	85,136
International Shipholding Corp.	1,278	26,314
Ultrapetrol Bahamas Ltd. *(a)	10,181	47,342

		322,833

Media 1.3%
AH Belo Corp., Class A	8,561	54,790
Arbitron, Inc.	12,548	490,878
Belo Corp., Class A *	42,727	298,662
Central European Media Enterprises Ltd., Class A *(a)	16,943	323,950
Cinemark Holdings, Inc.	42,948	837,056
Crown Media Holdings, Inc., Class A *(a)	16,993	28,888
Cumulus Media, Inc., Class A *	10,366	36,592
E.W. Scripps Co. (The), Class A *	15,727	135,567
Entercom Communications Corp., Class A *	11,124	88,324
Entravision Communications Corp., Class A *	23,404	45,170
Fisher Communications, Inc. *	4,047	118,658
Global Sources Ltd. *	5,589	51,475
Global Traffic Network, Inc. *	6,520	76,871
Gray Television, Inc. *	22,654	55,049
Harte-Hanks, Inc.	20,525	167,689
interCLICK, Inc. *	9,493	68,065
Journal Communications, Inc., Class A *	19,805	98,233
Knology, Inc. *	13,827	189,845
LIN TV Corp., Class A *	13,903	57,002
Lions Gate Entertainment Corp. *	20,740	147,254
Live Nation Entertainment, Inc. *	65,210	723,831
Martha Stewart Living Omnimedia, Class A *(a)	12,497	51,238
McClatchy Co. (The), Class A *(a)	26,446	59,503
MDC Partners, Inc., Class A	11,541	230,474
Media & Entertainment Holdings, Inc. *(b)	19,073	0
Meredith Corp. (a)	16,871	503,599
National CineMedia, Inc.	25,452	374,908
New York Times Co. (The), Class A *	63,507	544,890
Nexstar Broadcasting Group, Inc., Class A *	5,160	45,202
Outdoor Channel Holdings, Inc. *	6,706	44,595
ReachLocal, Inc. *(a)	4,653	84,638
Rentrak Corp. *	4,445	73,520
Saga Communications, Inc., Class A *	1,635	53,170
Scholastic Corp. (a)	12,272	352,452
Sinclair Broadcast Group, Inc., Class A	23,244	230,348
Valassis Communications, Inc. *	22,703	608,440
Value Line, Inc.	396	4,269
Westwood One, Inc. *(a)	1,944	11,042
World Wrestling Entertainment, Inc., Class A (a)	12,666	127,547

		7,493,684

Metals & Mining 1.7%
AM Castle & Co. *	7,675	133,238
AMCOL International Corp.	11,271	345,569
Century Aluminum Co. *	23,840	310,397
Coeur d’Alene Mines Corp. *	40,988	1,118,563
General Moly, Inc. *(a)	31,051	141,903
Globe Specialty Metals, Inc.	29,100	671,628
Gold Resource Corp. (a)	13,092	324,943
Golden Minerals Co. *	5,688	82,704
Golden Star Resources Ltd. *	119,558	302,482
Handy & Harman Ltd. *	2,703	38,247
Haynes International, Inc.	5,635	352,976
Hecla Mining Co. *	129,084	1,002,983
Horsehead Holding Corp. *	20,150	225,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Jaguar Mining, Inc. *(a)	39,038	$186,211
Kaiser Aluminum Corp.	7,528	420,213
Materion Corp. *	9,418	359,014
Metals USA Holdings Corp. *	5,384	82,806
Midway Gold Corp. *(a)	39,124	93,115
Noranda Aluminum Holding Corp. *	10,459	145,171
Olympic Steel, Inc.	4,201	109,856
Paramount Gold and Silver Corp. *(a)	54,029	162,627
Revett Minerals, Inc. *(a)	11,532	52,240
RTI International Metals, Inc. *	13,956	447,569
Stillwater Mining Co. *	47,607	728,387
Thompson Creek Metals Co., Inc. *	70,596	638,188
Universal Stainless & Alloy *	3,267	146,002
US Energy Corp. Wyoming *	10,512	44,466
US Gold Corp. *(a)	48,712	309,321
Vista Gold Corp. *	32,717	101,096
Worthington Industries, Inc.	26,595	557,697

		9,634,687

Multiline Retail 0.3%
99 Cents Only Stores *	21,671	428,002
Bon-Ton Stores, Inc. (The) (a)	5,679	57,642
Fred’s, Inc., Class A	18,182	239,639
Gordmans Stores, Inc. *	2,539	45,524
Saks, Inc. *	53,299	572,431
Tuesday Morning Corp. *	19,830	85,269

		1,428,507

Multi-Utilities 0.4%
Avista Corp.	26,669	672,325
Black Hills Corp.	18,228	544,653
CH Energy Group, Inc.	7,174	366,376
NorthWestern Corp.	16,829	538,865

		2,122,219

Oil, Gas & Consumable Fuels 5.1%
Abraxas Petroleum Corp. *(a)	37,802	173,511
Alon USA Energy, Inc.	5,246	63,791
Amyris, Inc. *(a)	8,153	188,742
Apco Oil and Gas International, Inc.	4,215	371,510
Approach Resources, Inc. *	10,336	268,323
ATP Oil & Gas Corp. *(a)	20,553	297,813
Berry Petroleum Co., Class A	23,653	1,356,500
Bill Barrett Corp. *	21,686	1,079,095
BPZ Resources, Inc. *(a)	47,073	170,404
Callon Petroleum Co. *	18,001	125,467
CAMAC Energy, Inc. *(a)	28,773	33,664
Carrizo Oil & Gas, Inc. *	17,984	690,586
Cheniere Energy, Inc. *(a)	37,855	389,906
Clayton Williams Energy, Inc. *	2,719	180,324
Clean Energy Fuels Corp. *(a)	22,883	366,357
Cloud Peak Energy, Inc. *	28,156	627,879
Comstock Resources, Inc. *	22,031	702,789
Contango Oil & Gas Co. *	5,633	355,330
Crimson Exploration, Inc. *	10,408	32,785
Crosstex Energy, Inc.	18,677	272,684
CVR Energy, Inc. *	40,542	1,088,553
Delek US Holdings, Inc.	6,526	108,462
DHT Holdings, Inc.	29,621	106,636
Endeavour International Corp. *(a)	17,112	214,584
Energy Partners Ltd. *	13,391	227,781
Energy XXI Bermuda Ltd. *	34,794	1,141,591
Evolution Petroleum Corp. *	7,276	53,406
Frontline Ltd.	23,866	274,459
FX Energy, Inc. *	24,074	230,147
Gastar Exploration Ltd. *	26,902	127,785
General Maritime Corp. (a)	53,887	58,737
GeoResources, Inc. *	9,247	235,983
Gevo, Inc. *(a)	2,788	46,086
GMX Resources, Inc. *	27,682	134,258
Golar LNG Ltd. (a)	17,916	683,137
Goodrich Petroleum Corp. *(a)	11,961	237,187
Green Plains Renewable Energy, Inc. *(a)	9,494	103,959
Gulfport Energy Corp. *	19,139	697,808
Hallador Energy Co. (a)	2,167	22,147
Harvest Natural Resources, Inc. *(a)	15,652	214,432
Houston American Energy Corp. (a)	7,600	125,096
Hyperdynamics Corp. *(a)	71,745	380,248
Isramco, Inc. *(a)	497	30,416
James River Coal Co. *(a)	16,389	310,735
Knightsbridge Tankers Ltd. (a)	10,156	209,112
Kodiak Oil & Gas Corp. *	95,513	648,533
L&L Energy, Inc. *(a)	10,415	51,658
Magnum Hunter Resources Corp. *(a)	51,392	368,995
McMoRan Exploration Co. *(a)	45,404	764,603
Miller Energy Resources, Inc. *(a)	14,248	62,834
Nordic American Tanker Shipping (a)	21,912	448,758
Northern Oil and Gas, Inc. *(a)	29,163	645,669
Oasis Petroleum, Inc. *	27,510	812,645
Overseas Shipholding Group, Inc. (a)	12,323	299,942
Panhandle Oil and Gas, Inc., Class A	3,220	105,552
Patriot Coal Corp. *	42,180	797,624
Penn Virginia Corp.	21,135	277,291
Petrocorp, Inc. (b)	1,500	0
Petroleum Development Corp. *	10,853	394,181
PetroQuest Energy, Inc. *	25,837	210,055
Rentech, Inc. *	102,386	96,263
Resolute Energy Corp. *(a)	21,290	346,814
REX American Resources Corp. *	1,354	23,329
Rex Energy Corp. *	16,080	178,006
Rosetta Resources, Inc. *	24,347	1,260,444
Scorpio Tankers, Inc. *	11,400	84,246
SemGroup Corp., Class A *	19,155	445,928
Ship Finance International Ltd. (a)	20,876	331,928
Solazyme, Inc. *	5,018	114,661
Stone Energy Corp. *	22,641	734,927
Swift Energy Co. *	19,616	747,370
Syntroleum Corp. *	37,835	50,699
Targa Resources Corp.	7,595	256,407
Teekay Tankers Ltd., Class A (a)	19,558	160,180
Triangle Petroleum Corp. *	19,773	147,507
Uranerz Energy Corp. *(a)	29,677	89,328
Uranium Energy Corp. *(a)	32,787	110,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Uranium Resources, Inc. *	42,844	$62,124
Ur-Energy, Inc. *(a)	47,550	79,409
USEC, Inc. *	53,559	182,636
VAALCO Energy, Inc. *	23,557	156,890
Venoco, Inc. *	13,624	173,161
Voyager Oil & Gas, Inc. *	21,662	68,885
W&T Offshore, Inc.	16,116	436,744
Warren Resources, Inc. *	32,857	133,728
Western Refining, Inc. *(a)	24,334	497,144
Westmoreland Coal Co. *	4,514	69,380
World Fuel Services Corp.	32,020	1,204,913
Zion Oil & Gas, Inc. *(a)	11,407	40,381

		28,982,141

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	18,437	495,771
Clearwater Paper Corp. *	5,316	402,102
Deltic Timber Corp.	5,001	259,302
KapStone Paper and Packaging Corp. *	18,029	281,072
Louisiana-Pacific Corp. *	61,111	473,610
Neenah Paper, Inc.	6,890	139,109
P.H. Glatfelter Co.	21,317	321,674
Schweitzer-Mauduit International, Inc.	8,128	456,062
Verso Paper Corp. *	6,081	15,263
Wausau Paper Corp.	22,786	168,161

		3,012,126

Personal Products 0.4%
Elizabeth Arden, Inc. *	11,290	363,764
Female Health Co. (The) (a)	8,072	37,212
Inter Parfums, Inc.	7,464	149,579
Medifast, Inc. *(a)	6,364	122,825
Nature’s Sunshine Products, Inc. *(a)	5,138	85,753
Nu Skin Enterprises, Inc., Class A	25,357	951,902
Nutraceutical International Corp. *	4,293	63,536
Prestige Brands Holdings, Inc. *	23,209	283,614
Revlon, Inc., Class A *	4,968	83,661
Schiff Nutrition International, Inc.	5,496	63,589
Synutra International, Inc. *(a)	7,986	63,888
USANA Health Sciences, Inc. *(a)	3,163	86,508

		2,355,831

Pharmaceuticals 1.6%
Acura Pharmaceuticals, Inc. *(a)	4,400	13,376
Aegerion Pharmaceuticals, Inc. *	3,945	61,976
Akorn, Inc. *	25,851	179,147
Ampio Pharmaceuticals, Inc. *(a)	9,032	57,082
Auxilium Pharmaceuticals, Inc. *	22,142	414,941
AVANIR Pharmaceuticals, Inc., Class A *(a)	57,258	214,717
Cadence Pharmaceuticals, Inc. *(a)	17,557	151,868
Columbia Laboratories, Inc. *	30,565	87,416
Corcept Therapeutics, Inc. *	18,825	67,394
Cornerstone Therapeutics, Inc. *	3,832	28,970
Depomed, Inc. *	24,737	187,012
Durect Corp. *	37,198	76,628
Endocyte, Inc. *	6,598	87,951
Hi-Tech Pharmacal Co., Inc. *	4,791	135,537
Impax Laboratories, Inc. *	30,195	639,530
ISTA Pharmaceuticals, Inc. *	11,906	59,173
Jazz Pharmaceuticals, Inc. *	10,196	412,632
K-V Pharmaceutical Co., Class A *(a)	23,788	47,338
Lannett Co., Inc. *	7,653	36,352
MAP Pharmaceuticals, Inc. *	10,077	154,783
Medicines Co. (The) *	24,897	372,957
Medicis Pharmaceutical Corp., Class A	28,565	1,062,047
Nektar Therapeutics *	52,765	339,807
Neostem, Inc. *(a)	18,776	15,960
Obagi Medical Products, Inc. *	8,563	88,798
Optimer Pharmaceuticals, Inc. *(a)	21,389	226,296
Pacira Pharmaceuticals, Inc. *	2,017	20,210
Pain Therapeutics, Inc. *	16,970	81,795
Par Pharmaceutical Cos., Inc. *	16,769	543,148
Pernix Therapeutics Holdings, Inc. *	1,875	16,294
Pozen, Inc. *	12,162	54,121
Questcor Pharmaceuticals, Inc. *	24,524	761,470
Sagent Pharmaceuticals, Inc. *	3,065	85,422
Salix Pharmaceuticals Ltd. *	27,001	1,047,099
Santarus, Inc. *	25,102	81,833
Sucampo Pharmaceuticals, Inc., Class A *	6,154	24,739
ViroPharma, Inc. *	35,125	635,060
Vivus, Inc. *(a)	37,859	310,822
XenoPort, Inc. *	16,349	115,914

		8,997,615

Professional Services 1.4%
Acacia Research - Acacia Technologies *	19,747	847,541
Advisory Board Co. (The) *	7,326	392,234
Barrett Business Services, Inc.	1,944	29,004
CBIZ, Inc. *	18,099	135,018
CDI Corp.	5,860	75,946
Corporate Executive Board Co. (The)	15,989	649,953
CoStar Group, Inc. *	11,698	687,374
CRA International, Inc. *	4,996	134,292
Dolan Co. (The) *	13,930	110,465
Exponent, Inc. *	6,457	269,967
Franklin Covey Co. *	5,987	67,054
FTI Consulting, Inc. *	19,452	705,913
GP Strategies Corp. *	6,763	87,581
Heidrick & Struggles International, Inc.	8,221	218,679
Hill International, Inc. *	11,570	62,131
Hudson Highland Group, Inc. *	15,029	90,024
Huron Consulting Group, Inc. *	10,241	331,501
ICF International, Inc. *	9,063	211,712
Insperity, Inc.	10,601	309,761
Kelly Services, Inc., Class A *	12,287	192,291
Kforce, Inc. *	15,556	214,362
Korn/Ferry International *	21,706	467,547
Mistras Group, Inc. *	6,764	115,394
Navigant Consulting, Inc. *	23,822	280,385
Odyssey Marine Exploration, Inc. *(a)	32,680	96,406
On Assignment, Inc. *	17,009	173,492
Resources Connection, Inc.	21,450	279,279
RPX Corp. *	4,401	117,727
School Specialty, Inc. *	7,433	89,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
SFN Group, Inc. *	23,380	$325,450
TrueBlue, Inc. *	20,477	307,360
VSE Corp.	822	17,303

		8,092,491

Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	18,663	391,736
Agree Realty Corp.	4,552	103,376
Alexander’s, Inc.	939	376,539
American Assets Trust, Inc.	14,838	326,288
American Campus Communities, Inc.	31,208	1,161,562
Anworth Mortgage Asset Corp.	59,163	410,000
Apollo Commercial Real Estate Finance, Inc.	7,904	122,986
ARMOUR Residential REIT, Inc. (a)	30,723	222,435
Ashford Hospitality Trust, Inc.	22,900	249,610
Associated Estates Realty Corp.	19,137	347,337
BioMed Realty Trust, Inc.	59,408	1,165,585
Campus Crest Communities, Inc.	14,123	169,194
CapLease, Inc.	31,169	138,702
Capstead Mortgage Corp.	35,960	454,534
CBL & Associates Properties, Inc.	68,601	1,218,354
Cedar Shopping Centers, Inc.	25,901	128,469
Chatham Lodging Trust	6,293	97,919
Chesapeake Lodging Trust	14,858	245,157
Cogdell Spencer, Inc.	20,588	122,704
Colonial Properties Trust	38,670	833,338
Colony Financial, Inc.	15,152	266,827
Coresite Realty Corp.	9,169	154,406
Cousins Properties, Inc.	42,258	359,616
CreXus Investment Corp.	26,589	279,450
Cypress Sharpridge Investments, Inc. (a)	38,249	470,845
DCT Industrial Trust, Inc.	114,046	618,129
DiamondRock Hospitality Co.	77,553	792,592
DuPont Fabros Technology, Inc.	27,227	694,016
Dynex Capital, Inc.	18,276	166,312
EastGroup Properties, Inc.	12,452	554,363
Education Realty Trust, Inc.	33,373	293,015
Entertainment Properties Trust	21,352	992,654
Equity Lifestyle Properties, Inc.	14,044	915,107
Equity One, Inc.	23,941	464,455
Excel Trust, Inc.	13,623	156,256
Extra Space Storage, Inc.	42,545	904,507
FelCor Lodging Trust, Inc. *	57,496	295,529
First Industrial Realty Trust, Inc. *	38,591	457,303
First Potomac Realty Trust	23,164	361,822
Franklin Street Properties Corp. (a)	32,891	414,755
Getty Realty Corp. (a)	12,006	278,539
Gladstone Commercial Corp. (a)	5,483	95,295
Glimcher Realty Trust	47,989	472,692
Government Properties Income Trust	16,504	408,144
Hatteras Financial Corp.	34,533	926,175
Healthcare Realty Trust, Inc.	33,850	663,460
Hersha Hospitality Trust	65,138	341,323
Highwoods Properties, Inc.	33,246	1,144,660
Home Properties, Inc.	17,969	1,177,329
Hudson Pacific Properties, Inc.	10,163	154,986
Inland Real Estate Corp.	35,789	315,659
Invesco Mortgage Capital, Inc.	42,776	837,554
Investors Real Estate Trust (a)	37,238	302,745
iStar Financial, Inc. *	42,645	298,941
Kilroy Realty Corp.	26,508	1,022,679
Kite Realty Group Trust	25,510	115,815
LaSalle Hotel Properties	39,436	986,294
Lexington Realty Trust	55,437	465,671
LTC Properties, Inc.	14,144	384,010
Medical Properties Trust, Inc.	51,893	610,262
MFA Financial, Inc.	165,443	1,239,168
Mid-America Apartment Communities, Inc.	16,954	1,200,174
Mission West Properties, Inc.	7,769	62,929
Monmouth Real Estate Investment Corp., Class A	16,070	132,417
MPG Office Trust, Inc. *(a)	23,313	77,166
National Health Investors, Inc.	11,269	512,627
National Retail Properties, Inc. (a)	39,017	978,937
Newcastle Investment Corp.	36,521	219,491
NorthStar Realty Finance Corp.	44,086	171,054
Omega Healthcare Investors, Inc.	47,164	926,301
One Liberty Properties, Inc.	5,065	78,305
Parkway Properties, Inc.	10,062	177,393
Pebblebrook Hotel Trust	23,598	466,532
Pennsylvania Real Estate Investment Trust	25,703	375,264
Pennymac Mortgage Investment Trust	12,846	205,664
Post Properties, Inc.	22,636	959,766
Potlatch Corp.	18,676	620,417
PS Business Parks, Inc.	8,407	477,602
RAIT Financial Trust (a)	17,512	97,367
Ramco-Gershenson Properties Trust	17,808	218,504
Redwood Trust, Inc.	36,386	521,411
Resource Capital Corp.	32,756	186,709
Retail Opportunity Investments Corp.	19,394	215,661
RLJ Lodging Trust	12,734	219,279
Sabra Health Care REIT, Inc.	11,497	165,672
Saul Centers, Inc.	3,399	134,091
Sovran Self Storage, Inc.	12,708	515,309
STAG Industrial, Inc.	7,177	88,205
Starwood Property Trust, Inc.	42,407	822,696
Strategic Hotels & Resorts, Inc. *	80,720	548,896
Summit Hotel Properties, Inc.	11,272	127,148
Sun Communities, Inc.	9,794	374,816
Sunstone Hotel Investors, Inc. *	54,642	486,860
Tanger Factory Outlet Centers	39,247	1,077,330
Terreno Realty Corp.	3,956	65,867
Two Harbors Investment Corp.	65,256	639,509
UMH Properties, Inc.	5,132	54,810
Universal Health Realty Income Trust	4,946	203,825
Urstadt Biddle Properties, Inc., Class A	10,643	188,807
U-Store-It Trust	46,032	490,241
Walter Investment Management Corp.	11,839	286,385
Washington Real Estate Investment Trust	30,223	967,740
Whitestone REIT, Class B (a)	3,425	43,155
Winthrop Realty Trust	13,226	146,280

		46,667,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Management & Development 0.1%
Avatar Holdings, Inc. *	4,117	$62,990
Consolidated-Tomoka Land Co.	2,019	58,915
Forestar Group, Inc. *	16,360	266,668
Kennedy-Wilson Holdings, Inc. (a)	10,920	131,477
Tejon Ranch Co. *	6,581	211,184

		731,234

Road & Rail 1.2%
Amerco, Inc. *	4,006	361,101
Arkansas Best Corp.	11,752	282,753
Avis Budget Group, Inc. *	48,499	732,820
Celadon Group, Inc. *	9,234	126,321
Covenant Transport Group, Inc., Class A *	3,932	23,081
Dollar Thrifty Automotive Group, Inc. *	13,366	962,887
Genesee & Wyoming, Inc., Class A *	18,334	1,009,103
Heartland Express, Inc.	23,463	359,453
Knight Transportation, Inc.	28,338	446,040
Marten Transport Ltd.	7,180	147,693
Old Dominion Freight Line, Inc. *	21,943	812,988
Patriot Transportation Holding, Inc. *	2,818	65,293
Quality Distribution, Inc. *	6,828	78,522
RailAmerica, Inc. *	9,867	146,821
Roadrunner Transportation Systems, Inc. *	4,260	65,732
Saia, Inc. *	7,308	110,131
Swift Transportation Co. *(a)	36,568	414,681
Universal Truckload Services, Inc. *	2,461	39,130
Werner Enterprises, Inc.	20,336	478,913
Zipcar, Inc. *(a)	4,710	109,649

		6,773,112

Semiconductors & Semiconductor Equipment 3.7%
Advanced Analogic Technologies, Inc. *	19,817	119,893
Advanced Energy Industries, Inc. *	20,112	213,388
Alpha & Omega Semiconductor Ltd. *	6,748	75,847
Amkor Technology, Inc. *	48,848	260,360
Amtech Systems, Inc. *(a)	4,386	78,729
Anadigics, Inc. *	31,105	97,670
Applied Micro Circuits Corp. *	29,286	184,795
ATMI, Inc. *	14,630	272,849
Axcelis Technologies, Inc. *	49,318	81,868
AXT, Inc. *	14,692	128,261
Brooks Automation, Inc. *	30,531	290,350
Cabot Microelectronics Corp. *	10,883	421,063
Cavium, Inc. *	22,376	771,748
Ceva, Inc. *	10,626	321,118
Cirrus Logic, Inc. *	30,621	464,827
Cohu, Inc.	11,093	138,884
Cymer, Inc. *	14,116	621,527
Diodes, Inc. *	16,332	384,619
DSP Group, Inc. *	10,734	81,471
Entegris, Inc. *	62,073	531,966
Entropic Communications, Inc. *(a)	39,543	264,147
Exar Corp. *	16,831	111,253
FormFactor, Inc. *	23,415	215,184
FSI International, Inc. *	18,719	52,975
GSI Technology, Inc. *	8,900	57,138
GT Solar International, Inc. *(a)	58,156	793,248
Hittite Microwave Corp. *	14,502	811,967
Inphi Corp. *(a)	9,465	120,111
Integrated Device Technology, Inc. *	68,523	468,697
Integrated Silicon Solution, Inc. *	12,280	109,169
IXYS Corp. *	11,124	151,731
Kopin Corp. *	29,747	127,912
Kulicke & Soffa Industries, Inc. *	33,240	305,808
Lattice Semiconductor Corp. *	54,408	337,330
LTX-Credence Corp. *	22,832	164,162
MaxLinear, Inc., Class A *	7,368	48,997
Micrel, Inc.	23,352	237,023
Microsemi Corp. *	39,958	793,166
Mindspeed Technologies, Inc. *	15,425	105,044
MIPS Technologies, Inc. *	24,268	174,244
MKS Instruments, Inc.	24,161	602,817
Monolithic Power Systems, Inc. *	13,851	186,850
MoSys, Inc. *	14,891	79,369
Nanometrics, Inc. *	9,266	156,503
Netlogic Microsystems, Inc. *	31,571	1,090,778
NVE Corp. *	2,197	120,989
OmniVision Technologies, Inc. *	26,801	783,661
PDF Solutions, Inc. *	10,702	64,212
Pericom Semiconductor Corp. *	11,501	94,078
Photronics, Inc. *	25,744	192,565
PLX Technology, Inc. *	20,421	69,636
Power Integrations, Inc.	13,344	473,579
Rambus, Inc. *	45,412	630,319
RF Micro Devices, Inc. *	127,612	861,381
Rubicon Technology, Inc. *(a)	8,087	119,041
Rudolph Technologies, Inc. *	14,567	125,131
Semtech Corp. *	30,176	703,101
Sigma Designs, Inc. *	14,676	125,480
Silicon Image, Inc. *	36,648	209,993
Spansion, Inc., Class A *	23,249	422,667
Standard Microsystems Corp. *	10,628	251,458
Supertex, Inc. *	5,124	99,303
Tessera Technologies, Inc. *	23,640	371,384
TriQuint Semiconductor, Inc. *	75,901	570,776
Ultra Clean Holdings, Inc. *	10,421	72,322
Ultratech, Inc. *	11,606	305,818
Veeco Instruments, Inc. *(a)	18,832	749,325
Volterra Semiconductor Corp. *	11,346	292,386
Zoran Corp. *	23,111	191,821

		21,007,282

Software 4.2%
Accelrys, Inc. *	25,534	185,632
ACI Worldwide, Inc. *	15,451	558,708
Actuate Corp. *	16,512	100,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Advent Software, Inc. *	15,189	$352,840
American Software, Inc., Class A	10,599	90,727
Aspen Technology, Inc. *	39,096	605,988
Blackbaud, Inc.	20,599	523,215
Blackboard, Inc. *	14,741	642,118
Bottomline Technologies, Inc. *	15,709	365,863
BroadSoft, Inc. *	10,408	304,018
Callidus Software, Inc. *(a)	13,759	70,721
CommVault Systems, Inc. *	20,355	788,146
Concur Technologies, Inc. *	20,642	937,972
Convio, Inc. *	5,527	56,154
Deltek, Inc. *	10,185	72,925
DemandTec, Inc. *	14,863	106,419
Digimarc Corp. *	2,861	113,610
Ebix, Inc. *(a)	14,032	276,290
Ellie Mae, Inc. *	3,364	19,343
EPIQ Systems, Inc.	14,488	187,185
ePlus, Inc. *	1,742	46,215
Fair Isaac Corp.	18,422	548,054
FalconStor Software, Inc. *	13,586	58,420
Glu Mobile, Inc. *(a)	19,304	96,906
Guidance Software, Inc. *	6,338	47,662
Interactive Intelligence Group *	6,569	249,688
JDA Software Group, Inc. *	19,562	546,954
Kenexa Corp. *	12,185	311,570
Magma Design Automation, Inc. *	30,779	228,996
Manhattan Associates, Inc. *	10,051	374,902
Mentor Graphics Corp. *	44,506	508,704
MicroStrategy, Inc., Class A *	3,694	588,713
Monotype Imaging Holdings, Inc. *	16,502	226,077
Motricity, Inc. *(a)	17,092	101,526
Netscout Systems, Inc. *	17,245	262,986
NetSuite, Inc. *	12,578	493,183
Opnet Technologies, Inc.	6,646	228,024
Parametric Technology Corp. *	55,087	1,145,259
Pegasystems, Inc. (a)	7,691	310,409
Progress Software Corp. *	31,013	747,413
PROS Holdings, Inc. *	9,906	161,666
QAD, Inc., Class A *	3,101	33,491
QLIK Technologies, Inc. *	32,526	985,863
Quest Software, Inc. *	28,302	537,172
Radiant Systems, Inc. *	18,577	523,686
RealD, Inc. *(a)	18,252	282,541
RealPage, Inc. *	14,004	336,796
Renaissance Learning, Inc.	6,127	78,732
Rosetta Stone, Inc. *(a)	5,122	70,684
S1 Corp. *	24,647	231,682
Smith Micro Software, Inc. *	16,580	59,025
SolarWinds, Inc. *	26,343	566,638
Sourcefire, Inc. *	13,125	322,612
SRS Labs, Inc. *	5,674	50,215
SS&C Technologies Holdings, Inc. *	11,686	216,425
SuccessFactors, Inc. *	36,518	985,986
Synchronoss Technologies, Inc. *	12,213	357,230
Take-Two Interactive Software, Inc. *	33,981	458,404
Taleo Corp., Class A *	18,972	627,973
TeleCommunication Systems, Inc., Class A *	21,310	108,255
TeleNav, Inc. *(a)	7,565	75,877
THQ, Inc. *	31,443	83,796
TiVo, Inc. *	55,081	517,761
Tyler Technologies, Inc. *	14,804	377,354
Ultimate Software Group, Inc. *	11,942	649,406
VASCO Data Security International, Inc. *	12,462	120,632
Verint Systems, Inc. *	9,785	332,886
VirnetX Holding Corp. *(a)	18,788	571,343
Wave Systems Corp., Class A *(a)	38,087	88,362
Websense, Inc. *	18,472	418,945

		23,711,201

Specialty Retail 3.2%
Aeropostale, Inc. *	37,316	628,775
America’s Car-Mart, Inc. *	4,220	142,805
ANN, Inc. *	24,049	623,831
Asbury Automotive Group, Inc. *	13,466	289,923
Ascena Retail Group, Inc. *	29,034	938,379
Barnes & Noble, Inc.	13,452	234,065
Bebe Stores, Inc.	17,774	131,705
Big 5 Sporting Goods Corp.	10,134	83,606
Body Central Corp. *	5,416	116,390
Brown Shoe Co., Inc.	20,495	206,999
Buckle, Inc. (The) (a)	12,457	551,970
Build-A-Bear Workshop, Inc. *	7,619	47,162
Cabela’s, Inc. *	20,003	547,282
Casual Male Retail Group, Inc. *	19,259	81,080
Cato Corp. (The), Class A	12,770	355,261
Charming Shoppes, Inc. *	53,600	219,760
Childrens Place Retail Stores, Inc. (The) *	12,064	582,932
Christopher & Banks Corp.	16,631	104,775
Citi Trends, Inc. *	6,908	96,919
Coldwater Creek, Inc. *	28,029	35,317
Collective Brands, Inc. *	28,441	335,035
Conn’s, Inc. *(a)	6,660	54,812
Cost Plus, Inc. *	8,712	77,450
Destination Maternity Corp.	4,902	80,491
Express, Inc.	25,507	572,377
Finish Line, Inc. (The), Class A	23,944	510,007
Genesco, Inc. *	10,943	566,847
GNC Holdings, Inc., Class A *	10,568	266,314
Group 1 Automotive, Inc.	11,096	528,502
Haverty Furniture Cos., Inc.	8,648	95,906
hhgregg, Inc. *(a)	8,366	103,153
Hibbett Sports, Inc. *	12,671	497,210
HOT Topic, Inc.	20,615	153,994
Jos. A. Bank Clothiers, Inc. *	12,764	654,921
Kirkland’s, Inc. *	7,733	83,439
Lithia Motors, Inc., Class A	10,181	210,136
Lumber Liquidators Holdings, Inc. *(a)	10,683	167,830
MarineMax, Inc. *	10,679	98,140
Men’s Wearhouse, Inc. (The)	23,796	780,271
Monro Muffler Brake, Inc.	14,098	504,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
New York & Co., Inc. *	12,487	$68,179
Office Depot, Inc. *	128,326	485,072
OfficeMax, Inc. *	39,728	281,274
Pacific Sunwear of California, Inc. *(a)	22,440	62,608
Penske Automotive Group, Inc.	20,628	456,498
PEP Boys-Manny Moe & Jack	24,329	261,537
Pier 1 Imports, Inc. *	49,170	540,378
Rent-A-Center, Inc.	29,419	795,784
Rue21, Inc. *(a)	6,913	227,230
Select Comfort Corp. *	25,687	432,055
Shoe Carnival, Inc. *	4,205	132,836
Sonic Automotive, Inc., Class A	18,575	291,070
Stage Stores, Inc.	16,673	296,779
Stein Mart, Inc.	12,629	119,976
Syms Corp. *	3,134	32,719
Systemax, Inc. *	4,981	81,140
Talbots, Inc. *(a)	32,308	111,786
Vitamin Shoppe, Inc. *	11,464	499,372
West Marine, Inc. *	6,859	70,305
Wet Seal, Inc. (The), Class A *	46,768	228,696
Winmark Corp.	1,049	47,425
Zale Corp. *	14,791	82,978
Zumiez, Inc. *	9,800	260,386

		18,225,998

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc. *	22,730	761,455
Cherokee, Inc. (a)	4,011	63,615
Columbia Sportswear Co.	5,631	323,219
CROCS, Inc. *	39,499	1,237,504
Delta Apparel, Inc. *	3,196	62,865
G-III Apparel Group Ltd. *	7,610	234,921
Iconix Brand Group, Inc. *	33,700	786,221
Jones Group, Inc. (The)	40,438	523,268
Kenneth Cole Productions, Inc., Class A *	1,455	18,566
K-Swiss, Inc., Class A *	12,065	128,613
Liz Claiborne, Inc. *	43,663	279,443
Maidenform Brands, Inc. *	10,792	278,973
Movado Group, Inc.	7,973	129,003
Oxford Industries, Inc.	5,921	231,985
Perry Ellis International, Inc. *	5,965	139,402
Quiksilver, Inc. *	59,897	315,058
RG Barry Corp.	3,681	41,853
Skechers U.S.A., Inc., Class A *	17,320	288,378
Steven Madden Ltd. *	17,473	665,721
Timberland Co. (The), Class A *	18,377	786,352
True Religion Apparel, Inc. *	11,903	401,012
Unifi, Inc. *	6,526	83,729
Vera Bradley, Inc. *(a)	9,149	331,834
Warnaco Group, Inc. (The) *	20,339	1,084,069
Wolverine World Wide, Inc.	22,959	869,457

		10,066,516

Thrifts & Mortgage Finance 1.1%
Abington Bancorp, Inc.	9,509	94,234
Astoria Financial Corp.	40,726	474,458
Bank Mutual Corp.	21,877	81,164
BankFinancial Corp.	9,866	80,408
Beneficial Mutual Bancorp, Inc. *	15,809	123,784
Berkshire Hills Bancorp, Inc.	8,466	185,575
BofI Holding, Inc. *	4,237	59,297
Brookline Bancorp, Inc.	16,401	140,229
Charter Financial Corp.	3,279	31,774
Clifton Savings Bancorp, Inc.	4,123	41,848
Dime Community Bancshares	14,591	205,004
Doral Financial Corp. *	59,113	103,448
ESB Financial Corp. (a)	5,794	77,524
ESSA Bancorp, Inc.	5,529	63,583
Federal Agricultural Mortgage Corp., Class C (a)	4,513	91,163
First Defiance Financial Corp. *	4,514	66,175
First Financial Holdings, Inc.	7,743	64,344
First Pactrust Bancorp, Inc. (a)	4,389	64,957
Flagstar Bancorp, Inc. *	91,536	66,830
Flushing Financial Corp.	14,769	181,954
Fox Chase Bancorp, Inc.	6,817	91,143
Franklin Financial Corp. *	6,524	78,614
Home Federal Bancorp, Inc.	7,813	83,521
Kearny Financial Corp.	6,798	63,697
Meridian Interstate Bancorp, Inc. *	4,371	58,484
MGIC Investment Corp. *	86,850	345,663
Northwest Bancshares, Inc.	49,651	610,211
OceanFirst Financial Corp.	7,047	94,782
Ocwen Financial Corp. *	34,560	445,478
Oritani Financial Corp.	26,234	339,468
People’s United Financial, Inc.	1	9
PMI Group, Inc. (The) *	70,565	70,565
Provident Financial Services, Inc.	28,331	392,668
Provident New York Bancorp	17,891	134,898
Radian Group, Inc.	61,575	195,193
Rockville Financial, Inc.	13,767	139,735
Roma Financial Corp.	4,043	39,500
Territorial Bancorp, Inc.	5,725	119,538
Trustco Bank Corp.	38,086	175,957
United Financial Bancorp, Inc.	7,638	119,076
ViewPoint Financial Group	16,336	212,695
Walker & Dunlop, Inc. *	4,978	64,366
Westfield Financial, Inc.	13,234	107,195
WSFS Financial Corp.	3,035	120,520

		6,400,729

Tobacco 0.2%
Alliance One International, Inc. *	39,759	130,807
Star Scientific, Inc. *(a)	49,351	200,365
Universal Corp.	10,725	393,822
Vector Group Ltd. (a)	21,213	371,440

		1,096,434

Trading Companies & Distributors 1.0%
Aceto Corp.	12,298	75,018
Aircastle Ltd.	26,782	306,654
Applied Industrial Technologies, Inc.	19,622	626,334
Beacon Roofing Supply, Inc. *	21,264	454,624
CAI International, Inc. *	5,545	97,315
DXP Enterprises, Inc. *	3,974	108,053
Essex Rental Corp. *(a)	7,710	42,559
H&E Equipment Services, Inc. *	13,189	158,268
Houston Wire & Cable Co.	8,165	129,905
Interline Brands, Inc. *	15,413	257,859
Kaman Corp.	12,138	432,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors (continued)
Lawson Products, Inc.	1,644	$30,693
RSC Holdings, Inc. *	31,276	373,435
Rush Enterprises, Inc., Class A *	14,937	298,591
SeaCube Container Leasing Ltd.	5,059	73,406
TAL International Group, Inc.	9,229	285,545
Textainer Group Holdings Ltd.	5,268	136,705
Titan Machinery, Inc. *	7,109	187,749
United Rentals, Inc. *	28,861	664,092
Watsco, Inc.	13,026	770,879

		5,510,040

Water Utilities 0.3%
American States Water Co.	8,737	298,718
Artesian Resources Corp., Class A	3,198	58,204
Cadiz, Inc. *	5,735	61,823
California Water Service Group	19,642	359,645
Connecticut Water Service, Inc. (a)	4,031	102,105
Consolidated Water Co. Ltd.	6,952	62,707
Middlesex Water Co.	7,347	134,377
Pennichuck Corp.	2,157	61,582
SJW Corp.	6,642	156,220
York Water Co. (The)	5,979	101,882

		1,397,263

Wireless Telecommunication Services 0.2%
Leap Wireless International, Inc. *	28,249	380,231
NTELOS Holdings Corp.	13,940	270,715
Pendrell Corp. *	69,706	195,177
Shenandoah Telecommunications Co.	10,969	173,968
USA Mobility, Inc.	10,288	169,855

		1,189,946

Total Common Stocks (cost $499,608,648)		554,433,691

Warrant 0.0%

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Greenhunter Energy, Inc., expiring 9/16/2011*(b)	120	0

Total Warrant (cost $—)		0

Mutual Fund 1.8%

	Shares	Market Value

Money Market Fund 1.8%
Invesco Liquid Assets Portfolio - Institutional Class, 0.06% (c)	10,443,118	10,443,118

Total Mutual Fund (cost $10,443,118)		10,443,118

Repurchase Agreement 7.5%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $42,671,940, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 09/20/11-07/20/41; total market value $42,665,087. (d)	$42,671,229	42,671,229

Total Repurchase Agreement (cost $42,671,229)		42,671,229

Total Investments (cost $552,722,995) (e) — 107.5%		$607,548,038

Liabilities in excess of other assets — (7.5)%		(42,288,140)

NET ASSETS — 100.0%		$565,259,898

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $40,903,511.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $42,671,229.
(e)	At July 31, 2011, the tax basis cost of the Fund’s investments was $566,888,363, tax unrealized appreciation and depreciation were $94,604,580 and $(53,944,905), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

At July 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
141	Russell 2000 Mini Index	09/16/11	$11,216,550	$(191,951)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,801,567	$—	$—	$10,801,567
Air Freight & Logistics	1,947,284	—	—	1,947,284
Airlines	2,936,276	—	—	2,936,276
Auto Components	5,081,589	—	—	5,081,589
Automobiles	113,164	—	—	113,164
Beverages	1,307,300	—	—	1,307,300
Biotechnology	20,324,314	—	—	20,324,314
Building Products	3,824,445	—	—	3,824,445
Capital Markets	11,570,486	—	—	11,570,486
Chemicals	12,618,124	—	—	12,618,124
Commercial Banks	31,634,596	—	—	31,634,596
Commercial Services & Supplies	14,285,886	—	—	14,285,886
Communications Equipment	12,800,982	—	—	12,800,982
Computers & Peripherals	3,482,087	—	—	3,482,087
Construction & Engineering	4,376,906	—	—	4,376,906
Construction Materials	1,036,076	—	—	1,036,076
Consumer Finance	3,906,999	—	—	3,906,999
Containers & Packaging	1,214,461	—	—	1,214,461
Distributors	922,897	—	—	922,897
Diversified Consumer Services	7,351,606	—	—	7,351,606
Diversified Financial Services	2,529,625	—	—	2,529,625
Diversified Telecommunication Services	4,511,204	—	—	4,511,204
Electric Utilities	7,462,007	—	—	7,462,007
Electrical Equipment	7,583,183	—	—	7,583,183
Electronic Equipment, Instruments & Components	13,489,306	—	—	13,489,306
Energy Equipment & Services	13,224,504	—	—	13,224,504
Food & Staples Retailing	5,611,783	—	—	5,611,783
Food Products	7,571,013	—	—	7,571,013
Gas Utilities	6,362,874	—	—	6,362,874
Health Care Equipment & Supplies	17,964,352	—	—	17,964,352
Health Care Providers & Services	16,808,404	—	—	16,808,404
Health Care Technology	3,261,970	—	—	3,261,970
Hotels, Restaurants & Leisure	14,691,915	—	—	14,691,915
Household Durables	4,231,006	—	—	4,231,006
Household Products	785,784	—	—	785,784
Independent Power Producers & Energy Traders	939,195	—	—	939,195
Industrial Conglomerates	1,213,790	—	—	1,213,790
Information Technology Services	10,388,486	—	—	10,388,486
Insurance	13,894,378	—	—	13,894,378
Internet & Catalog Retail	2,279,412	—	—	2,279,412
Internet Software & Services	10,230,477	—	—	10,230,477
Leisure Equipment & Products	2,357,680	—	—	2,357,680
Life Sciences Tools & Services	2,421,429	—	—	2,421,429
Machinery	17,863,183	—	—	17,863,183
Marine	322,833	—	—	322,833
Media	7,493,684	—	—	7,493,684
Metals & Mining	9,634,687	—	—	9,634,687
Multiline Retail	1,428,507	—	—	1,428,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Multi-Utilities	2,122,219	—	—	2,122,219
Oil, Gas & Consumable Fuels	28,982,141	—	—	28,982,141
Paper & Forest Products	3,012,126	—	—	3,012,126
Personal Products	2,355,831	—	—	2,355,831
Pharmaceuticals	8,997,615	—	—	8,997,615
Professional Services	8,092,491	—	—	8,092,491
Real Estate Investment Trusts	46,667,797	—	—	46,667,797
Real Estate Management & Development	731,234	—	—	731,234
Road & Rail	6,773,112	—	—	6,773,112
Semiconductors & Semiconductor Equipment	21,007,282	—	—	21,007,282
Software	23,711,201	—	—	23,711,201
Specialty Retail	18,225,998	—	—	18,225,998
Textiles, Apparel & Luxury Goods	10,066,516	—	—	10,066,516
Thrifts & Mortgage Finance	6,400,729	—	—	6,400,729
Tobacco	1,096,434	—	—	1,096,434
Trading Companies & Distributors	5,510,040	—	—	5,510,040
Water Utilities	1,397,263	—	—	1,397,263
Wireless Telecommunication Services	1,189,946	—	—	1,189,946

Total Common Stocks	$554,433,691	$—	$—	$554,433,691

Mutual Fund	10,443,118	—	—	10,443,118
Repurchase Agreement	—	42,671,229	—	42,671,229
Warrant	—	—	—	—

Total Assets	$564,876,809	$42,671,229	$—	$607,548,038

Liabilities:
Futures Contracts	(191,951)	—	—	(191,951)

Total Liabilities	$(191,951)	$—	$—	$(191,951)

Total	$564,684,858	$42,671,229	$—	$607,356,087

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of July 31, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Liabilities:		Fair Value
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(191,951)

Total		$(191,951)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 100.3%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	3,629	$106,475
Allied Defense Group, Inc. (The) *	400	1,340
Ascent Solar Technologies, Inc. *(a)	2,800	2,548
Ceradyne, Inc. *	4,500	145,845
CPI Aerostructures, Inc. *	85	1,199
Curtiss-Wright Corp.	5,005	159,960
Ducommun, Inc.	1,200	26,400
Esterline Technologies Corp. *	2,300	175,651
Innovative Solutions & Support, Inc. *	1,400	7,490
Kratos Defense & Security Solutions,
Inc. *(a)	3,212	34,914
LMI Aerospace, Inc. *	847	19,473
Moog, Inc., Class A *	1,157	47,379
SIFCO Industries, Inc.	200	3,650
Sparton Corp. *	1,053	9,719
Taser International, Inc. *	200	822
Teledyne Technologies, Inc. *	600	32,538
Triumph Group, Inc.	2,844	153,121

		928,524

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	3,171	15,792
Atlas Air Worldwide Holdings, Inc. *	4,664	244,347

		260,139

Airlines 0.4%
Alaska Air Group, Inc. *	1,900	116,128
Hawaiian Holdings, Inc. *	800	3,760
JetBlue Airways Corp. *	14,459	69,259
Pinnacle Airlines Corp. *	2,253	8,989
Republic Airways Holdings, Inc. *	4,182	18,108
SkyWest, Inc.	5,268	67,747

		283,991

Auto Components 0.6%
Dana Holding Corp. *	302	5,034
Drew Industries, Inc.	500	10,650
Federal-Mogul Corp. *	4,800	92,016
Modine Manufacturing Co. *	3,700	55,167
Motorcar Parts of America, Inc. *	1,700	21,947
Shiloh Industries, Inc.	1,577	16,606
Spartan Motors, Inc.	4,100	18,860
Standard Motor Products, Inc.	2,100	29,820
Stoneridge, Inc. *	1,052	13,129
Superior Industries International, Inc.	4,819	97,537

		360,766

Beverages 0.9%
Central European Distribution Corp. *	2,900	28,072
Coca-Cola Bottling Co. Consolidated	695	44,841
Constellation Brands, Inc., Class A *	25,100	511,789
Craft Brewers Alliance, Inc. *(a)	1,000	7,790
MGP Ingredients, Inc.	1,600	12,592

		605,084

Biotechnology 0.1%
AMAG Pharmaceuticals, Inc. *(a)	430	6,368
Codexis, Inc. *	434	3,906
Lexicon Pharmaceuticals, Inc. *	7,400	12,432
Maxygen, Inc.	2,900	15,747
MediciNova, Inc. *	570	1,539
Myrexis, Inc. *	78	265
Repligen Corp. *	949	3,350
SuperGen, Inc. *	10,155	31,074

		74,681

Building Products 1.0%
American Woodmark Corp.	1,300	21,606
Ameron International Corp.	1,126	95,811
Apogee Enterprises, Inc.	3,801	43,522
Armstrong World Industries, Inc.	3,178	125,531
Builders FirstSource, Inc. *(a)	100	230
Gibraltar Industries, Inc. *	3,481	35,785
Griffon Corp. *	3,713	35,088
Insteel Industries, Inc.	2,080	23,837
Owens Corning, Inc. *	2,191	77,956
Simpson Manufacturing Co., Inc.	5,368	151,914
Universal Forest Products, Inc.	1,500	44,205
US Home Systems, Inc.	700	3,549
USG Corp. *	306	3,482

		662,516

Capital Markets 1.7%
American Capital Ltd. *	54,470	526,725
Calamos Asset Management, Inc., Class A	788	10,733
Capital Southwest Corp.	350	32,868
Cowen Group, Inc., Class A *	828	3,271
E*Trade Financial Corp. *	6,184	98,202
Edelman Financial Group, Inc.	3,450	26,323
FirstCity Financial Corp. *	1,000	7,080
GFI Group, Inc.	2,230	10,124
Harris & Harris Group, Inc. *	5,074	25,877
ICG Group, Inc. *	3,493	38,598
INTL. FCStone, Inc. *	800	18,384
JMP Group, Inc.	900	6,606
Knight Capital Group, Inc., Class A *	4,800	54,288
MCG Capital Corp.	8,170	45,507
Medallion Financial Corp.	1,852	17,187
MF Global Holdings Ltd. *	6,947	51,199
Oppenheimer Holdings, Inc., Class A	326	8,437
Penson Worldwide, Inc. *(a)	2,500	7,650
Piper Jaffray Cos. *	700	20,636
Safeguard Scientifics, Inc. *	3,366	61,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
SWS Group, Inc.	3,400	$18,530

		1,089,520

Chemicals 2.9%
A. Schulman, Inc.	1,810	40,092
American Pacific Corp. *	600	4,824
American Vanguard Corp.	4,145	56,621
Arabian American Development Co. *	100	445
Ashland, Inc.	4,400	269,456
Cabot Corp.	3,200	125,120
Chase Corp.	500	7,010
Core Molding Technologies, Inc. *	350	3,182
Cytec Industries, Inc.	2,900	162,400
Ferro Corp. *	2,700	35,154
Georgia Gulf Corp. *	2,959	59,298
Huntsman Corp.	5,200	99,320
Innospec, Inc. *	2,300	73,876
KMG Chemicals, Inc.	300	5,028
Landec Corp. *	2,400	14,832
Minerals Technologies, Inc.	1,200	77,736
NL Industries, Inc.	900	16,200
OM Group, Inc. *	3,101	112,504
Penford Corp. *	1,400	8,134
Quaker Chemical Corp.	202	8,189
Sensient Technologies Corp.	5,500	204,160
Spartech Corp. *	3,200	18,400
Valspar Corp.	5,900	193,933
Westlake Chemical Corp. (a)	5,000	258,750
Zoltek Cos., Inc. *(a)	4,865	49,185

		1,903,849

Commercial Banks 9.1%
1st Source Corp.	2,736	63,065
1st United Bancorp, Inc. *	188	1,115
Ameris Bancorp *	1,760	17,811
AmeriServ Financial, Inc. *(a)	1,800	3,978
Associated Banc-Corp.	5,100	69,615
Bancorp, Inc. (The) *	2,648	23,832
BancorpSouth, Inc.	5,865	79,412
BancTrust Financial Group, Inc. *(a)	1,100	2,607
Banner Corp.	385	7,130
Boston Private Financial Holdings, Inc.	7,814	54,151
Bryn Mawr Bank Corp.	55	1,107
Cape Bancorp, Inc. *	600	5,646
Capital City Bank Group, Inc. (a)	2,100	21,651
CapitalSource, Inc.	18,097	116,907
Cardinal Financial Corp.	3,263	35,012
Cathay General Bancorp	13,982	193,791
Center Bancorp, Inc. (a)	950	9,538
Center Financial Corp. *	2,102	12,948
Centerstate Banks, Inc.	500	3,265
Central Pacific Financial Corp. *	160	2,157
Chemical Financial Corp.	1,300	24,661
City Holding Co. (a)	1,400	43,778
City National Corp.	900	48,312
CNB Financial Corp. (a)	84	1,160
CoBiz Financial, Inc.	5,206	32,017
Columbia Banking System, Inc.	6,400	112,704
Comerica, Inc.	2,010	64,388
Community Bank System, Inc.	4,100	103,156
Community Trust Bancorp, Inc.	844	22,889
Crescent Financial Corp.	300	1,200
CVB Financial Corp. (a)	10,579	102,510
East West Bancorp, Inc.	5,000	92,800
Encore Bancshares, Inc. *	900	10,791
Enterprise Financial Services Corp.	1,963	27,384
Fidelity Southern Corp. (a)	1,230	8,339
Financial Institutions, Inc.	1,089	18,263
First Bancorp, North Carolina	1,818	17,907
First Bancorp, Puerto Rico *(a)	638	2,807
First Busey Corp.	2,925	15,181
First California Financial Group, Inc. *	100	366
First Commonwealth Financial Corp.	9,097	46,759
First Community Bancshares, Inc.	2,056	25,885
First Financial Bancorp	3,200	51,232
First Financial Corp.	566	18,729
First Horizon National Corp.	11,684	105,039
First Merchants Corp.	3,252	29,105
First Midwest Bancorp, Inc.	6,019	71,746
First Security Group, Inc. *	900	414
First South Bancorp, Inc. (a)	850	3,697
FNB Corp.	12,066	120,660
Fulton Financial Corp.	9,400	95,410
German American Bancorp, Inc.	700	11,739
Glacier Bancorp, Inc.	5,383	70,733
Great Southern Bancorp, Inc.	1,000	18,260
Green Bankshares, Inc. *(a)	1,261	3,253
Guaranty Bancorp *	5,200	7,228
Hancock Holding Co.	5,408	178,194
Hanmi Financial Corp. *(a)	5,800	6,148
Heartland Financial USA, Inc. (a)	1,847	29,644
Heritage Commerce Corp. *(a)	800	3,992
Home Bancorp, Inc. *(a)	983	14,332
Home Bancshares, Inc.	44	1,037
Hudson Valley Holding Corp.	420	9,022
IBERIABANK Corp.	4,100	208,977
Independent Bank Corp., Massachusetts (a)	2,025	53,764
Independent Bank Corp., Michigan *(a)	380	828
Intervest Bancshares Corp., Class A *	154	527
Lakeland Bancorp, Inc.	2,858	28,437
Lakeland Financial Corp.	543	12,245
Macatawa Bank Corp. *(a)	2,090	6,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
MainSource Financial Group, Inc.	2,623	$24,237
MB Financial, Inc.	7,069	142,723
MBT Financial Corp. *(a)	2,200	2,992
Mercantile Bank Corp. *	710	6,993
Metro Bancorp, Inc. *	1,000	11,470
Nara Bancorp, Inc. *	6,800	54,604
National Penn Bancshares, Inc.	13,300	106,932
NewBridge Bancorp *	1,950	9,379
North Valley Bancorp *	78	837
Northfield Bancorp, Inc. (a)	346	4,740
Old National Bancorp	3,900	39,780
Old Second Bancorp, Inc. *(a)	1,500	1,905
Oriental Financial Group, Inc.	4,318	53,630
Pacific Capital Bancorp NA *(a)	874	26,203
Pacific Continental Corp.	1,640	16,138
Pacific Mercantile Bancorp *(a)	1,000	4,550
PacWest Bancorp	2,700	53,595
Park National Corp. (a)	600	36,984
Peoples Bancorp, Inc.	1,300	15,509
Pinnacle Financial Partners, Inc. *	6,100	93,025
Popular, Inc. *	83,233	199,759
Preferred Bank, Los Angeles *	144	1,316
PrivateBancorp, Inc.	12,137	143,095
Prosperity Bancshares, Inc.	2,357	97,886
Renasant Corp.	2,498	38,219
Republic Bancorp, Inc., Class A	889	16,100
Republic First Bancorp, Inc. *	1,723	3,653
S&T Bancorp, Inc.	1,300	24,726
Sandy Spring Bancorp, Inc.	600	10,722
SCBT Financial Corp.	600	17,568
Seacoast Banking Corp of Florida *(a)	7,563	11,950
Sierra Bancorp	1,250	14,400
Simmons First National Corp., Class A	1,600	38,656
Somerset Hills Bancorp	420	3,490
Southern Community Financial Corp. *	1,400	2,100
Southside Bancshares, Inc.	587	11,640
Southwest Bancorp, Inc. *	2,000	12,400
State Bancorp, Inc.	1,778	23,114
StellarOne Corp.	2,876	35,777
Sterling Bancorp	1,319	12,465
Sun Bancorp, Inc. *	364	1,136
Superior Bancorp *	1,400	9
Susquehanna Bancshares, Inc.	13,975	105,232
Synovus Financial Corp.	138,715	253,848
Taylor Capital Group, Inc. *(a)	858	6,813
Texas Capital Bancshares, Inc. *	900	24,597
Tompkins Financial Corp.	200	8,080
Tower Bancorp, Inc.	843	22,331
TowneBank (a)	1,349	17,618
Trico Bancshares	44	652
Trustmark Corp.	5,400	117,666
UMB Financial Corp.	1,606	66,649
Umpqua Holdings Corp.	10,221	116,111
Union First Market Bankshares Corp.	2,828	35,209
United Bankshares, Inc. (a)	200	4,772
United Community Banks, Inc. *(a)	1,559	17,040
United Security Bancshares *(a)	256	806
Univest Corp of Pennsylvania	1,400	20,818
Virginia Commerce Bancorp, Inc. *	2,285	14,555
Washington Banking Co.	843	10,934
Washington Trust Bancorp, Inc.	1,440	32,803
Webster Financial Corp.	10,027	204,751
WesBanco, Inc.	3,300	67,815
West Bancorp, Inc.	1,362	13,579
West Coast Bancorp *(a)	591	9,621
Western Alliance Bancorp *	13,239	93,070
Wilshire Bancorp, Inc. *	2,100	6,930
Wintrust Financial Corp.	2,609	89,176
Yadkin Valley Financial Corp. *	2,000	3,720
Zions Bancorporation	21,300	466,470

		5,966,688

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	2,700	60,750
American Reprographics Co. *	476	3,251
Amrep Corp. *	180	1,543
Brink’s Co. (The)	1,000	29,840
Consolidated Graphics, Inc. *	800	41,272
Courier Corp.	1,200	11,532
Covanta Holding Corp.	18,000	311,040
EnergySolutions, Inc.	7,456	37,727
Ennis, Inc.	2,750	48,235
Fuel Tech, Inc. *	300	1,908
G&K Services, Inc., Class A	1,400	47,698
Geo Group, Inc. (The) *	2,748	57,158
Intersections, Inc.	1,600	31,072
Kimball International, Inc., Class B	3,966	23,796
M&F Worldwide Corp. *	900	22,554
McGrath Rentcorp	1,866	48,572
Metalico, Inc. *	2,780	15,234
Mobile Mini, Inc. *	4,680	98,795
Multi-Color Corp.	670	18,043
RR Donnelley & Sons Co.	1,300	24,453
Schawk, Inc.	2,400	37,896
Standard Register Co. (The)	1,100	3,300
Steelcase, Inc., Class A	14,813	147,093
Superior Uniform Group, Inc.	300	3,507
SYKES Enterprises, Inc. *	453	8,743
UniFirst Corp.	1,803	98,895
United Stationers, Inc.	400	12,836
Viad Corp.	2,000	41,460
Virco Manufacturing	1,500	3,810
WCA Waste Corp. *	218	1,241

		1,293,254

Communications Equipment 2.4%
Anaren, Inc. *	800	16,008
Arris Group, Inc. *	14,421	173,052
Aviat Networks, Inc. *	7,678	29,714
Aware, Inc. *	1,300	4,615
Bel Fuse, Inc., Class B	1,019	19,381

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Black Box Corp.	1,700	$48,433
Brocade Communications Systems, Inc. *	84,602	463,619
Calix, Inc. *	614	11,261
Cogo Group, Inc. *(a)	1,250	5,887
Communications Systems, Inc.	945	16,897
Comtech Telecommunications Corp.	908	24,471
DG FastChannel, Inc. *	389	10,993
Digi International, Inc. *	2,869	40,998
EchoStar Corp., Class A *	3,067	102,622
EMCORE Corp. *(a)	15,500	40,610
EMS Technologies, Inc. *	2,800	92,064
Emulex Corp. *	2,100	17,745
Extreme Networks *	10,100	34,239
Globecomm Systems, Inc. *	4,024	56,175
Harmonic, Inc. *	1,900	10,317
KVH Industries, Inc. *(a)	100	957
Network Equipment Technologies, Inc. *	650	1,683
Oplink Communications, Inc. *	3,610	60,937
Opnext, Inc. *	8,130	15,366
Optical Cable Corp.	300	1,182
ORBCOMM, Inc. *	4,285	12,726
PC-Tel, Inc. *	1,200	7,800
Performance Technologies, Inc. *	1,121	2,399
Seachange International, Inc. *	3,510	33,556
Sonus Networks, Inc. *	1,683	4,982
Sycamore Networks, Inc.	3,954	77,894
Symmetricom, Inc. *	2,000	11,340
Tellabs, Inc.	22,200	91,908
Telular Corp.	1,403	8,951
UTStarcom Holding Corp. *(a)	14,282	19,566

		1,570,348

Computers & Peripherals 0.6%
ADPT Corp. *	10,700	31,779
Avid Technology, Inc. *	4,700	61,523
Concurrent Computer Corp. *	529	3,407
Datalink Corp. *	1,100	11,374
Dataram Corp. *(a)	600	906
Electronics for Imaging, Inc. *	8,400	144,564
Hutchinson Technology, Inc. *(a)	800	2,504
Imation Corp. *	3,200	26,624
Intevac, Inc. *	1,900	17,290
Key Tronic Corp. *	1,000	4,450
Novatel Wireless, Inc. *	2,800	14,364
Presstek, Inc. *(a)	2,000	3,640
Rimage Corp.	120	1,778
Silicon Graphics International Corp. *(a)	2,900	41,383

		365,586

Construction & Engineering 2.0%
Argan, Inc. *	134	1,390
Comfort Systems USA, Inc.	2,200	22,968
Dycom Industries, Inc. *	6,300	107,352
EMCOR Group, Inc. *	9,444	263,676
Granite Construction, Inc.	4,912	114,843
Great Lakes Dredge & Dock Corp.	6,000	35,700
Insituform Technologies, Inc., Class A *	2,400	48,120
Integrated Electrical Services, Inc. *	1,200	3,972
Layne Christensen Co. *	1,366	40,037
MYR Group, Inc. *	1,400	34,006
Northwest Pipe Co. *	1,005	30,200
Pike Electric Corp. *	3,399	29,877
Quanta Services, Inc. *	7,774	143,974
Sterling Construction Co., Inc. *	2,000	25,600
Tutor Perini Corp.	4,429	69,890
URS Corp. *	8,761	357,712

		1,329,317

Construction Materials 0.1%
Headwaters, Inc. *	7,409	16,967
Texas Industries, Inc. (a)	1,351	52,162

		69,129

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	423	2,982
Cash America International, Inc.	5,300	296,588
CompuCredit Holdings Corp. *	2,637	7,885
First Marblehead Corp. (The) *	12,745	21,029
Nelnet, Inc., Class A	3,500	70,560

		399,044

Containers & Packaging 0.6%
Bemis Co., Inc.	3,600	113,760
Boise, Inc.	12,388	85,849
Graphic Packaging Holding Co. *	16,566	82,002
Myers Industries, Inc.	3,746	44,577
Temple-Inland, Inc.	2,300	69,046

		395,234

Distributors 0.1%
Audiovox Corp., Class A *	2,000	14,380
Core-Mark Holding Co., Inc. *	1,200	44,688

		59,068

Diversified Consumer Services 0.6%
Ascent Capital Group, Inc., Class A *	1,398	67,258
Carriage Services, Inc.	1,570	8,965
Collectors Universe	200	3,128
Corinthian Colleges, Inc. *(a)	5,988	24,910
Lincoln Educational Services Corp.	483	8,636
Mac-Gray Corp.	1,086	15,964
Regis Corp.	6,100	90,585
Service Corp. International	16,280	170,451
Stewart Enterprises, Inc., Class A (a)	3,400	23,630

		413,527

Diversified Financial Services 1.6%
Asset Acceptance Capital Corp. *	2,200	10,868
Asta Funding, Inc.	1,919	15,102
Encore Capital Group, Inc. *	756	20,677
Interactive Brokers Group, Inc., Class A	7,410	112,187
Marlin Business Services Corp. *	1,556	19,419
NASDAQ OMX Group, Inc. (The) *	26,653	641,538
NewStar Financial, Inc. *	6,586	70,075
PHH Corp. *	6,571	123,272
Pico Holdings, Inc. *	1,700	46,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Resource America, Inc., Class A	1,256	$7,373

		1,066,938

Diversified Telecommunication Services 0.1%
Atlantic Tele-Network, Inc.	20	755
General Communication, Inc., Class A *	4,400	49,940
HickoryTech Corp.	214	2,286
Iridium Communications, Inc. *	155	1,322
Neutral Tandem, Inc. *	79	1,211
Primus Telecommunications Group, Inc. *	203	2,763
SureWest Communications	1,540	20,205

		78,482

Electrical Equipment 1.0%
AZZ, Inc.	1,591	79,598
Brady Corp., Class A	800	23,680
Encore Wire Corp.	3,289	72,391
EnerSys *	7,700	246,246
Franklin Electric Co., Inc.	200	8,730
General Cable Corp. *	1,000	39,770
Global Power Equipment Group, Inc. *(a)	80	2,078
Hoku Corp. *(a)	3,234	4,786
LSI Industries, Inc.	2,375	19,760
Ocean Power Technologies, Inc. *(a)	900	2,961
Orion Energy Systems, Inc. *	2,691	9,876
Powell Industries, Inc. *	136	5,241
PowerSecure International, Inc. *(a)	474	3,247
Regal-Beloit Corp.	400	24,252
Thomas & Betts Corp. *	2,200	107,316
Ultralife Corp. *	1,750	8,225

		658,157

Electronic Equipment, Instruments & Components 3.5%
Agilysys, Inc. *	3,640	34,835
Arrow Electronics, Inc. *	5,100	177,225
AVX Corp.	9,300	129,456
Benchmark Electronics, Inc. *	5,200	76,180
Brightpoint, Inc. *	5,300	48,177
Checkpoint Systems, Inc. *	3,872	60,790
Coherent, Inc. *	500	24,015
Daktronics, Inc.	91	904
DDi Corp.	1,100	9,053
Electro Rent Corp.	2,300	37,168
FARO Technologies, Inc. *	200	8,152
FEI Co. *	700	23,128
Frequency Electronics, Inc. *	900	9,423
Gerber Scientific, Inc. *	4,000	44,080
GSI Group, Inc. *	265	2,976
GTSI Corp. *	1,000	5,160
ID Systems, Inc. *	729	3,601
Identive Group, Inc. *	1,981	4,200
Ingram Micro, Inc., Class A *	28,600	530,530
Insight Enterprises, Inc. *	3,600	60,588
Iteris, Inc. *	1,700	2,193
KEMET Corp. *	5,403	65,917
LoJack Corp. *	900	3,609
Measurement Specialties, Inc. *	800	26,128
Mercury Computer Systems, Inc. *	1,074	18,032
Methode Electronics, Inc.	1,600	16,928
Multi-Fineline Electronix, Inc. *	1,300	26,403
NAPCO Security Technologies, Inc. *	1,750	4,585
Newport Corp. *	684	10,629
OSI Systems, Inc. *	1,500	61,935
PAR Technology Corp. *	1,300	5,018
Park Electrochemical Corp.	998	26,108
PC Connection, Inc. *	1,900	14,858
PC Mall, Inc. *	1,773	14,007
Perceptron, Inc. *	1,400	9,058
Planar Systems, Inc. *	1,900	6,023
Plexus Corp. *	700	20,657
RadiSys Corp. *	1,069	8,488
Richardson Electronics Ltd.	2,700	40,041
Rofin-Sinar Technologies, Inc. *	500	15,690
Rogers Corp. *	500	24,240
Sanmina-SCI Corp. *	1,744	19,882
ScanSource, Inc. *	600	22,170
Smart Modular Technologies (WWH), Inc. *	4,600	41,400
SYNNEX Corp. *	3,700	104,784
Tech Data Corp. *	3,600	168,012
Tessco Technologies, Inc.	650	9,652
TTM Technologies, Inc. *	1,400	19,390
Viasystems Group, Inc. *	218	4,892
Vicon Industries, Inc. *	371	1,577
Vishay Intertechnology, Inc. *	10,100	139,077
Vishay Precision Group, Inc. *	521	8,883
Wayside Technology Group, Inc.	200	2,264
X-Rite, Inc. *	1,848	8,981
Zygo Corp. *	1,869	22,428

		2,283,580

Energy Equipment & Services 4.7%
Basic Energy Services, Inc. *	4,600	148,994
Bolt Technology Corp. *	434	5,481
Bristow Group, Inc.	3,800	184,224
Cal Dive International, Inc. *	3,856	21,517
Dawson Geophysical Co. *	1,171	46,477
ENGlobal Corp. *	1,900	7,600
Exterran Holdings, Inc. *	1,886	34,853
Geokinetics, Inc. *	1,107	6,919
Global Industries Ltd. *	20,756	106,478
Gulf Island Fabrication, Inc.	2,600	89,960
Gulfmark Offshore, Inc., Class A *	2,732	133,158
Helix Energy Solutions Group, Inc. *	18,987	371,765
Hercules Offshore, Inc. *	24,653	115,869
Hornbeck Offshore Services, Inc. *(a)	4,811	133,938
Key Energy Services, Inc. *	4,200	81,858
Matrix Service Co. *	3,600	50,184
Mitcham Industries, Inc. *	1,103	20,031
Natural Gas Services Group, Inc. *	1,200	19,092
Newpark Resources, Inc. *	16,200	150,498
Parker Drilling Co. *	13,454	85,298
Patterson-UTI Energy, Inc.	5,079	165,220
PHI, Inc., Non-Voting Shares *	1,572	33,845
Pioneer Drilling Co. *	5,461	88,851
Rowan Cos., Inc. *	6,500	254,605
SEACOR Holdings, Inc.	1,300	130,468
Seahawk Drilling, Inc. *	600	2,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
TETRA Technologies, Inc. *	1,499	$19,292
TGC Industries, Inc. *	1,890	13,910
Tidewater, Inc.	3,380	183,669
Union Drilling, Inc. *	3,438	38,334
Unit Corp. *	4,879	292,789
Willbros Group, Inc. *	4,420	40,664

		3,078,409

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	2,123	87,277
Ingles Markets, Inc., Class A	1,677	25,826
Nash Finch Co.	1,200	42,960
Pantry, Inc. (The) *	2,488	44,336
Ruddick Corp.	1,800	75,420
Spartan Stores, Inc.	2,700	47,682
SUPERVALU, Inc. (a)	6,215	53,449
Susser Holdings Corp. *	1,600	26,096
Weis Markets, Inc.	2,106	84,640
Winn-Dixie Stores, Inc. *	9,104	81,754

		569,440

Food Products 2.3%
B&G Foods, Inc.	3,898	73,244
Chiquita Brands International, Inc. *	5,100	60,384
Corn Products International, Inc.	1,370	69,719
Dole Food Co., Inc. *(a)	3,794	53,837
Farmer Bros Co.	1,300	10,179
Fresh Del Monte Produce, Inc.	3,518	86,226
Hain Celestial Group, Inc. (The) *	3,417	110,472
HQ Sustainable Maritime Industries, Inc. *	1,600	336
Imperial Sugar Co. (a)	1,450	33,466
J&J Snack Foods Corp.	96	4,962
John B. Sanfilippo & Son, Inc. *(a)	300	2,511
Omega Protein Corp. *	2,678	32,457
Pilgrim’s Pride Corp. *(a)	1,435	6,888
Ralcorp Holdings, Inc. *	2,103	181,910
Sanderson Farms, Inc. (a)	279	12,895
Seneca Foods Corp., Class A *	1,160	30,044
Smart Balance, Inc. *	8,569	40,617
Smithfield Foods, Inc. *	25,800	568,116
Tootsie Roll Industries, Inc.	200	5,610
TreeHouse Foods, Inc. *	2,400	123,936

		1,507,809

Health Care Equipment & Supplies 2.3%
Alere, Inc. *	7,934	233,974
Alphatec Holdings, Inc. *	2,050	5,986
Analogic Corp.	500	26,895
AngioDynamics, Inc. *	3,067	42,417
Anika Therapeutics, Inc. *	1,200	7,716
Cantel Medical Corp.	2,366	58,984
CONMED Corp. *	2,200	57,200
Cooper Cos., Inc. (The)	3,500	267,715
CryoLife, Inc. *	1,441	8,315
Cutera, Inc. *	2,161	17,526
Cynosure, Inc., Class A *	1,367	17,785
Digirad Corp. *	600	1,698
Exactech, Inc. *	5	85
Greatbatch, Inc. *	2,535	63,172
Invacare Corp.	2,700	80,946
Medical Action Industries, Inc. *	600	4,572
Misonix, Inc. *	600	1,386
Natus Medical, Inc. *	4,025	46,408
Palomar Medical Technologies, Inc. *	1,800	17,856
PhotoMedex, Inc. *	200	2,734
Rochester Medical Corp. *	1,000	8,960
RTI Biologics, Inc. *	6,700	22,043
Solta Medical, Inc. *	3,832	9,350
SurModics, Inc. *	1,295	14,245
Symmetry Medical, Inc. *	3,437	33,098
Synovis Life Technologies, Inc. *	165	2,751
Teleflex, Inc.	4,945	297,837
Theragenics Corp. *	3,000	5,130
TranS1, Inc. *	1,626	7,512
Wright Medical Group, Inc. *	7,000	109,480
Young Innovations, Inc.	700	20,286

		1,494,062

Health Care Providers & Services 3.0%
Allied Healthcare International, Inc. *	6,300	24,066
Almost Family, Inc. *	42	1,061
Amedisys, Inc. *	3,308	85,545
American Dental Partners, Inc. *	1,722	20,010
AMN Healthcare Services, Inc. *	3,173	25,574
Amsurg Corp. *	2,978	75,731
Assisted Living Concepts, Inc., Class A	1,406	22,032
BioScrip, Inc. *	6,619	47,524
Capital Senior Living Corp. *	4,591	40,355
Chindex International, Inc. *	400	4,572
Community Health Systems, Inc. *	4,110	106,202
Continucare Corp. *	8,850	55,932
Coventry Health Care, Inc. *	3,524	112,768
Dynacq Healthcare, Inc. *	256	468
Five Star Quality Care, Inc. *	6,500	32,175
Gentiva Health Services, Inc. *	2,670	48,033
Hanger Orthopedic Group, Inc. *	3,900	81,939
Health Net, Inc. *	100	2,812
Healthspring, Inc. *	5,100	209,304
Healthways, Inc. *	1,619	24,172
Integramed America, Inc. *	1,000	9,150
Kindred Healthcare, Inc. *	4,920	92,693
LHC Group, Inc. *	2,059	46,904
LifePoint Hospitals, Inc. *	3,400	126,140
Medcath Corp. *	2,398	31,462
Molina Healthcare, Inc. *	3,300	74,745
National HealthCare Corp.	300	14,271
Omnicare, Inc.	10,500	320,250
PDI, Inc. *	1,400	10,458
PharMerica Corp. *	3,660	46,738
Select Medical Holdings Corp. *	1,656	13,000
Skilled Healthcare Group, Inc., Class A *	2,519	22,167
Sun Healthcare Group, Inc. *	1,776	12,432
SunLink Health Systems, Inc. *	700	1,470
Triple-S Management Corp., Class B *	1,719	37,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Universal American Corp.	7,150	$67,997

		1,947,231

Health Care Technology 0.1%
Arrhythmia Research Technology, Inc.	200	858
Omnicell, Inc. *	2,700	46,197

		47,055

Hotels, Restaurants & Leisure 2.2%
Benihana, Inc., Class A *	700	6,454
Biglari Holdings, Inc. *	130	47,862
Bluegreen Corp. *	4,500	11,610
Bob Evans Farms, Inc.	3,094	106,867
Boyd Gaming Corp. *(a)	6,400	55,936
Churchill Downs, Inc.	1,471	64,621
DineEquity, Inc. *	1,400	72,940
Dover Motorsports, Inc. *	1,000	1,850
Full House Resorts, Inc. *(a)	2,553	8,067
Gaylord Entertainment Co. *	2,223	65,223
Great Wolf Resorts, Inc. *	2,500	8,725
International Speedway Corp., Class A	2,274	63,604
Isle of Capri Casinos, Inc. *	4,913	41,662
J Alexander’s Corp. *	500	3,270
Lakes Entertainment, Inc. *	1,900	4,142
Luby’s, Inc. *	2,896	15,841
Marcus Corp.	2,900	28,072
McCormick & Schmick’s Seafood Restaurants, Inc. *	1,600	14,144
Monarch Casino & Resort, Inc. *	1,200	13,860
MTR Gaming Group, Inc. *	2,160	6,372
Multimedia Games Holding Co., Inc. *	2,201	9,552
Nathan’s Famous, Inc. *	188	3,574
O’Charleys, Inc. *	2,600	15,834
Orient-Express Hotels Ltd., Class A *	6,991	69,141
Penn National Gaming, Inc. *	3,173	133,044
Red Lion Hotels Corp. *	1,000	7,550
Red Robin Gourmet Burgers, Inc. *	2,700	92,934
Rick’s Cabaret International, Inc. *	1,600	13,120
Ruby Tuesday, Inc. *	5,200	47,268
Scientific Games Corp., Class A *	948	8,665
Speedway Motorsports, Inc.	4,200	57,120
Vail Resorts, Inc.	4,300	196,725
Wendy’s Co. (The)	31,000	163,370

		1,459,019

Household Durables 2.6%
Acme United Corp. (a)	200	2,022
Bassett Furniture Industries, Inc.	1,614	12,751
Beazer Homes USA, Inc. *(a)	10,359	30,041
Blyth, Inc.	1,351	85,464
Cavco Industries, Inc. *	586	24,940
Cobra Electronics Corp. *	800	3,120
Craftmade International, Inc. *	300	900
CSS Industries, Inc.	1,000	19,840
Dixie Group, Inc. *	700	3,031
Emerson Radio Corp. *	2,700	4,779
Ethan Allen Interiors, Inc.	2,478	45,595
Furniture Brands International, Inc. *	5,423	21,855
Helen of Troy Ltd. *	3,457	111,488
Hooker Furniture Corp.	981	8,849
Jarden Corp.	7,700	238,623
Kid Brands, Inc. *	1,300	5,967
La-Z-Boy, Inc. *	7,395	64,854
Lennar Corp., Class A	18,905	334,429
Lennar Corp., Class B	800	11,280
Lifetime Brands, Inc.	808	8,888
M.D.C. Holdings, Inc. (a)	2,101	47,504
M/I Homes, Inc. *	2,451	27,696
Meritage Homes Corp. *	5,800	126,730
Mohawk Industries, Inc. *	3,951	205,570
Orleans Homebuilders, Inc. *(b)	1,500	0
Pulte Group, Inc. *	687	4,720
Ryland Group, Inc.	7,900	116,367
Skyline Corp.	800	10,824
Stanley Furniture Co., Inc. *	1,520	6,278
Toll Brothers, Inc. *	6,185	123,453
Universal Electronics, Inc. *	391	9,153

		1,717,011

Household Products 0.1%
Central Garden and Pet Co., Class A *	4,200	36,792
Central Garden and Pet Co. *	2,100	18,774
Spectrum Brands Holdings, Inc. *(a)	294	7,850

		63,416

Independent Power Producers & Energy Traders 0.3%
Dynegy, Inc. *	21,700	124,124
GenOn Energy, Inc. *	15,053	58,556
Synthesis Energy Systems, Inc. *	519	1,074

		183,754

Industrial Conglomerates 0.1%
Standex International Corp.	1,150	37,018

Information Technology Services 0.8%
Acorn Energy, Inc. *	400	1,936
Acxiom Corp. *	1,500	20,610
CACI International, Inc., Class A *	2,623	154,967
CIBER, Inc. *	1,743	8,750
Convergys Corp. *	12,452	154,903
CoreLogic, Inc. *	5,800	91,524
Dynamics Research Corp. *	1,600	19,344
Edgewater Technology, Inc. *	400	1,096
Euronet Worldwide, Inc. *	1,988	34,114
Global Cash Access Holdings, Inc. *	281	789
Hackett Group, Inc. (The) *	5,000	21,850
NCI, Inc., Class A *	87	1,869
Online Resources Corp. *	781	2,780
StarTek, Inc. *	1,500	5,400
Virtusa Corp. *	1,300	25,558

		545,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 9.3%
21st Century Holding Co. *	900	$2,394
Affirmative Insurance Holdings, Inc. *	1,900	4,275
Alleghany Corp. *	308	101,458
Allied World Assurance Co. Holdings Ltd.	2,437	132,695
Alterra Capital Holdings Ltd.	4,525	98,600
American Equity Investment Life Holding Co.	6,500	77,155
American Financial Group, Inc.	7,285	247,544
American National Insurance Co.	700	52,458
American Safety Insurance Holdings Ltd. *	1,326	24,862
AMERISAFE, Inc. *	1,700	36,567
Arch Capital Group Ltd. *	2,400	81,120
Argo Group International Holdings Ltd.	2,400	70,560
Aspen Insurance Holdings Ltd.	3,012	78,011
Assurant, Inc.	11,838	421,670
Assured Guaranty Ltd.	7,342	103,889
Axis Capital Holdings Ltd.	5,380	171,461
Cincinnati Financial Corp.	681	18,612
Citizens, Inc. *(a)	384	2,642
CNO Financial Group, Inc. *	45,012	330,838
Delphi Financial Group, Inc., Class A	3,246	87,382
Donegal Group, Inc., Class A	2,488	29,906
Eastern Insurance Holdings, Inc.	1,180	15,788
EMC Insurance Group, Inc.	300	5,601
Employers Holdings, Inc.	417	6,197
Endurance Specialty Holdings Ltd.	2,131	86,817
Enstar Group Ltd. *	944	99,724
Everest Re Group Ltd.	565	46,398
FBL Financial Group, Inc., Class A	2,316	72,908
Fidelity National Financial, Inc., Class A	2,150	35,045
First Acceptance Corp. *	3,404	5,651
First American Financial Corp.	17,600	281,424
Flagstone Reinsurance Holdings SA	3,309	29,483
FPIC Insurance Group, Inc. *	450	18,774
Global Indemnity PLC *	1,586	33,036
Hallmark Financial Services *	1,874	12,631
Hanover Insurance Group, Inc. (The)	3,187	115,401
Harleysville Group, Inc.	934	28,225
HCC Insurance Holdings, Inc.	6,900	207,897
Hilltop Holdings, Inc. *	4,987	43,636
Horace Mann Educators Corp.	3,053	44,452
Independence Holding Co. (a)	1,900	17,062
Maiden Holdings Ltd.	618	5,729
MBIA, Inc. *(a)	15,000	138,000
Meadowbrook Insurance Group, Inc.	3,845	36,143
Mercury General Corp.	2,400	89,136
Montpelier Re Holdings Ltd.	6,171	106,511
National Financial Partners Corp. *	7,390	83,729
Navigators Group, Inc. (The) *	1,000	47,140
Old Republic International Corp.	14,375	150,075
OneBeacon Insurance Group Ltd., Class A	1,800	22,932
Phoenix Cos., Inc. (The) *	18,399	44,158
Platinum Underwriters Holdings Ltd.	1,296	44,518
Presidential Life Corp.	2,000	22,720
ProAssurance Corp. *	2,500	174,125
Protective Life Corp.	13,511	287,244
Reinsurance Group of America, Inc.	4,500	261,945
RenaissanceRe Holdings Ltd.	1,200	83,508
RLI Corp.	1	63
Safety Insurance Group, Inc.	1,100	44,660
SeaBright Holdings, Inc.	2,400	21,816
Selective Insurance Group, Inc.	2,200	36,058
StanCorp Financial Group, Inc.	3,016	100,312
State Auto Financial Corp.	2,997	49,690
Stewart Information Services Corp.	1,700	18,020
Symetra Financial Corp.	3,217	40,405
Tower Group, Inc.	2,324	53,127
Transatlantic Holdings, Inc.	4,064	208,117
United Fire & Casualty Co.	2,100	36,015
Unitrin, Inc.	9,341	263,136
Universal Insurance Holdings, Inc.	3,900	16,653
Validus Holdings Ltd.	2,137	56,823
W.R. Berkley Corp.	1,500	46,185
White Mountains Insurance Group Ltd.	327	137,794

		6,106,736

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A *	4,900	14,749
dELiA*s, Inc. *	1,700	2,992
Gaiam, Inc., Class A	605	2,614
Hollywood Media Corp. *	1,736	2,795
Valuevision Media, Inc., Class A *	3,113	23,316

		46,466

Internet Software & Services 1.1%
AOL, Inc. *	1,078	18,520
DealerTrack Holdings, Inc. *	700	16,233
EarthLink, Inc.	6,223	50,033
IAC/InterActiveCorp *	7,100	293,869
InfoSpace, Inc. *	3,640	34,689
Internap Network Services Corp. *	2,100	13,062
Keynote Systems, Inc.	1,254	30,033
Looksmart Ltd. *	1,300	1,898
Marchex, Inc., Class B	2,000	17,340
ModusLink Global Solutions, Inc.	4,527	18,968
Perficient, Inc. *	1,391	13,924
RealNetworks, Inc. *	13,251	44,789
Soundbite Communications, Inc. *	1,400	3,388
TechTarget, Inc. *	3,199	21,209
TheStreet.com, Inc.	4,044	11,485
United Online, Inc.	8,230	49,133
Web.com Group, Inc. *	2,400	20,856
XO Group, Inc. *	5,300	49,555

		708,984

Leisure Equipment & Products 0.2%
Aldila, Inc.	200	770
Arctic Cat, Inc. *	1,200	19,776
Callaway Golf Co.	9,279	58,922
Cybex International, Inc. *	1,400	1,121
JAKKS Pacific, Inc. *	900	15,705
Nautilus, Inc. *	2,800	5,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Equipment & Products (continued)
Steinway Musical Instruments, Inc. *	1,800	$52,182

		153,740

Life Sciences Tools & Services 0.2%
Affymetrix, Inc. *	7,935	44,833
Albany Molecular Research, Inc. *	1,100	5,258
Cambrex Corp. *	4,033	17,785
Enzo Biochem, Inc. *	640	2,458
eResearchTechnology, Inc. *	1,584	10,090
Furiex Pharmaceuticals, Inc. *	194	3,678
Harvard Bioscience, Inc. *	3,293	16,663
Medtox Scientific, Inc. (a)	600	9,366

		110,131

Machinery 3.3%
Alamo Group, Inc.	1,289	30,820
Albany International Corp., Class A	4,300	114,251
American Railcar Industries, Inc. *	3,800	88,882
Ampco-Pittsburgh Corp.	141	3,673
Astec Industries, Inc. *	500	18,760
Barnes Group, Inc.	9,800	238,630
Briggs & Stratton Corp.	2,665	45,678
Cascade Corp.	798	39,892
Chart Industries, Inc. *	476	25,257
CIRCOR International, Inc.	1,400	60,550
Columbus Mckinnon Corp. *	700	11,515
Douglas Dynamics, Inc.	10	152
Dynamic Materials Corp.	2,200	46,640
EnPro Industries, Inc. *	500	23,120
ESCO Technologies, Inc.	103	3,572
Federal Signal Corp.	6,300	36,414
Flanders Corp. *	1,800	5,940
Flow International Corp. *	835	2,847
FreightCar America, Inc. *	1,200	29,616
Gencor Industries, Inc. *	499	3,862
Greenbrier Cos., Inc. *	4,515	90,842
Hardinge, Inc.	2,000	21,900
Hurco Cos., Inc. *	943	27,743
Kadant, Inc. *	600	15,786
Kaydon Corp.	300	10,695
Key Technology, Inc. *	300	4,872
L.B. Foster Co., Class A	749	26,028
Lydall, Inc. *	1,200	14,496
Met-Pro Corp.	1,200	12,648
MFRI, Inc. *(a)	700	6,496
Miller Industries, Inc.	1,511	24,750
Mueller Industries, Inc.	2,300	86,319
Mueller Water Products, Inc., Class A	10,498	34,329
NACCO Industries, Inc., Class A	600	54,528
Tecumseh Products Co., Class A *	1,100	11,242
Terex Corp. *	13,044	289,707
Timken Co.	2,302	100,528
Titan International, Inc.	370	9,350
Trinity Industries, Inc.	12,200	363,438
Watts Water Technologies, Inc., Class A	3,644	122,183

		2,157,951

Marine 0.6%
Alexander & Baldwin, Inc.	7,464	359,839
Eagle Bulk Shipping, Inc. *(a)	5,800	13,688
Excel Maritime Carriers Ltd. *(a)	8,424	21,734
Genco Shipping & Trading Ltd. *(a)	2,700	16,902
Horizon Lines, Inc., Class A	3,400	3,570
International Shipholding Corp. (a)	300	6,177

		421,910

Media 3.3%
AH Belo Corp., Class A	2,080	13,312
Ballantyne Strong, Inc. *	825	3,151
Belo Corp., Class A *	15,800	110,442
Central European Media Enterprises Ltd., Class A *(a)	338	6,463
Cinemark Holdings, Inc.	5,400	105,246
Clear Channel Outdoor Holdings, Inc., Class A *	1,785	20,974
E.W. Scripps Co. (The), Class A *	5,713	49,246
Entercom Communications Corp., Class A *	2,900	23,026
Fisher Communications, Inc. *	400	11,728
Gannett Co., Inc.	41,900	534,644
Gray Television, Inc. *	9,200	22,356
Harte-Hanks, Inc.	162	1,324
Journal Communications, Inc., Class A *	2,572	12,757
Lee Enterprises, Inc. *(a)	3,800	3,496
Liberty Media Corp.—Capital, Series A*	6,400	510,784
Liberty Media Corp.—Starz, Series A*	1,395	107,080
Live Nation Entertainment, Inc. *	8,275	91,853
Madison Square Garden, Inc., Class A *	5,753	152,454
Martha Stewart Living Omnimedia, Class A *	1,012	4,149
McClatchy Co. (The), Class A *(a)	7,232	16,272
Media General, Inc., Class A *(a)	4,000	10,920
New Frontier Media, Inc. *	1,900	2,660
Orchard Enterprises, Inc. ADR—US*(b)	200	0
Outdoor Channel Holdings, Inc. *	2,254	14,989
Radio One, Inc., Class D *(a)	7,300	10,439
Saga Communications, Inc.,
Class A *	400	13,008
Salem Communications Corp., Class A	2,100	6,846
Scholastic Corp.	200	5,744
Washington Post Co. (The), Class B (a)	800	321,840

		2,187,203

Metals & Mining 2.7%
AM Castle & Co. *	3,400	59,024
Century Aluminum Co. *	12,221	159,117
Coeur d’Alene Mines Corp. *	10,853	296,178
Commercial Metals Co.	1,300	18,863
Friedman Industries	600	7,110
Haynes International, Inc.	400	25,056
Horsehead Holding Corp. *	4,183	46,724
Kaiser Aluminum Corp.	900	50,238
Materion Corp. *	2,400	91,488
Metals USA Holdings Corp. *	127	1,953
Olympic Steel, Inc.	1,757	45,946
Reliance Steel & Aluminum Co.	2,070	97,311
RTI International Metals, Inc. *	5,400	173,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	1,949	$98,990
Steel Dynamics, Inc.	31,400	490,468
Synalloy Corp.	400	4,616
Universal Stainless & Alloy *	947	42,321
US Gold Corp. *(a)	2,044	12,979
Worthington Industries, Inc.	2,851	59,786

		1,781,346

Multiline Retail 1.0%
Dillard’s, Inc., Class A	9,100	511,966
Fred’s, Inc., Class A	4,714	62,130
Saks, Inc. *(a)	6,327	67,952

		642,048

Oil, Gas & Consumable Fuels 5.8%
Alon USA Energy, Inc.	4,740	57,638
Approach Resources, Inc. *	3,447	89,484
Berry Petroleum Co., Class A	1,600	91,760
Bill Barrett Corp. *	2,406	119,722
BioFuel Energy Corp. *	8,452	3,212
BPZ Resources, Inc. *(a)	20,800	75,296
Cloud Peak Energy, Inc. *	1,019	22,724
Comstock Resources, Inc. *	3,772	120,327
Contango Oil & Gas Co. *	400	25,232
Crimson Exploration, Inc. *	4,218	13,287
Crosstex Energy, Inc.	4,500	65,700
CVR Energy, Inc. *	15,772	423,478
Delek US Holdings, Inc.	7,330	121,825
DHT Holdings, Inc. (a)	5,005	18,018
Double Eagle Petroleum Co. *	1,900	20,482
Endeavour International Corp. *(a)	2,359	29,582
Energy Partners Ltd. *	3,917	66,628
General Maritime Corp. (a)	4,400	4,796
GeoMet, Inc. *	3,500	3,885
GeoResources, Inc. *	1,331	33,967
Green Plains Renewable Energy, Inc. *(a)	2,769	30,320
Harvest Natural Resources, Inc. *(a)	4,100	56,170
HKN, Inc. *	1,748	3,880
HollyFrontier Corp.	1,202	90,619
Lucas Energy, Inc. *(a)	2,800	7,532
Overseas Shipholding Group, Inc. (a)	2,600	63,284
Patriot Coal Corp. *	964	18,229
Penn Virginia Corp.	4,800	62,976
Petroleum Development Corp. *	2,300	83,536
PetroQuest Energy, Inc. *(a)	8,830	71,788
Rex Energy Corp. *(a)	6,400	70,848
SemGroup Corp., Class A *	488	11,361
Stone Energy Corp. *	286	9,284
Sunoco, Inc.	8,540	347,151
Swift Energy Co. *	7,500	285,750
Teekay Corp.	8,140	225,885
Tesoro Corp. *	22,600	548,954
USEC, Inc. *(a)	11,824	40,320
VAALCO Energy, Inc. *	988	6,580
Warren Resources, Inc. *	700	2,849
Western Refining, Inc. *(a)	16,300	333,009

		3,777,368

Paper & Forest Products 1.5%
Buckeye Technologies, Inc.	6,900	185,541
Domtar Corp.	6,334	506,403
KapStone Paper and Packaging Corp. *	700	10,913
Louisiana-Pacific Corp. *	13,351	103,470
Mercer International, Inc. *	8,000	73,920
Neenah Paper, Inc.	600	12,114
P.H. Glatfelter Co.	3,742	56,467
Wausau Paper Corp.	1,700	12,546

		961,374

Personal Products 0.2%
CCA Industries, Inc.	400	2,252
Elizabeth Arden, Inc. *	1,600	51,552
Mannatech, Inc. *(a)	1,800	1,476
Nutraceutical International Corp. *	608	8,998
Parlux Fragrances, Inc. *	1,100	3,322
Physicians Formula Holdings, Inc. *	1,300	4,940
Prestige Brands Holdings, Inc. *	6,100	74,542

		147,082

Pharmaceuticals 0.4%
Hi-Tech Pharmacal Co., Inc. *	600	16,974
K-V Pharmaceutical Co., Class A *(a)	3,700	7,363
Lannett Co., Inc. *	1,884	8,949
Medicis Pharmaceutical Corp., Class A	989	36,771
Par Pharmaceutical Cos., Inc. *	2,200	71,258
ViroPharma, Inc. *	8,500	153,680

		294,995

Professional Services 0.8%
Barrett Business Services, Inc.	600	8,952
CDI Corp.	2,100	27,216
CRA International, Inc. *	1,479	39,756
Franklin Covey Co. *	800	8,960
FTI Consulting, Inc. *(a)	2,001	72,616
GP Strategies Corp. *	2,823	36,558
Heidrick & Struggles International, Inc.	1,000	26,600
Hill International, Inc. *	1,266	6,798
Hudson Highland Group, Inc. *	3,550	21,265
Huron Consulting Group, Inc. *	1,172	37,938
ICF International, Inc. *	600	14,016
Kelly Services, Inc., Class A *	4,136	64,728
Korn/Ferry International *	352	7,582
LECG Corp. *	1,010	34
National Technical Systems, Inc. *	400	2,412
Navigant Consulting, Inc. *	1,363	16,043
On Assignment, Inc. *	6,632	67,646
RCM Technologies, Inc. *	400	2,212
School Specialty, Inc. *	2,800	33,656
SFN Group, Inc. *	1,937	26,963
TrueBlue, Inc. *	900	13,509
Volt Information Sciences, Inc. *	1,900	17,290

		552,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *	1,100	$16,830
Consolidated-Tomoka Land Co.	206	6,011
Forest City Enterprises, Inc., Class A *	3,569	64,278
Thomas Properties Group, Inc. *	2,532	8,229
ZipRealty, Inc. *	1,900	5,149

		100,497

Road & Rail 1.4%
Amerco, Inc. *	800	72,112
Arkansas Best Corp.	2,000	48,120
Avis Budget Group, Inc. *	18,562	280,472
Celadon Group, Inc. *	1,900	25,992
Covenant Transport Group, Inc., Class A *	200	1,174
Frozen Food Express Industries *	800	2,960
Marten Transport Ltd.	2,100	43,197
PAM Transportation Services, Inc. *	1,072	10,398
RailAmerica, Inc. *	5,869	87,331
Ryder System, Inc.	3,300	185,856
Saia, Inc. *	2,300	34,661
USA Truck, Inc. *	1,250	14,150
Werner Enterprises, Inc.	5,400	127,170

		933,593

Semiconductors & Semiconductor Equipment 2.8%
Advanced Analogic Technologies, Inc. *	5,700	34,485
Advanced Energy Industries, Inc. *	2,500	26,525
Amtech Systems, Inc. *(a)	915	16,424
Anadigics, Inc. *	2,700	8,478
Applied Micro Circuits Corp. *	440	2,776
ATMI, Inc. *	3,047	56,827
AuthenTec, Inc. *	2,435	6,331
Axcelis Technologies, Inc. *	12,700	21,082
AXT, Inc. *	3,000	26,190
BTU International, Inc. *	900	6,453
Cabot Microelectronics Corp. *	900	34,821
Cascade Microtech, Inc. *	1,000	5,360
Cohu, Inc.	3,074	38,486
CyberOptics Corp. *	400	3,772
Cymer, Inc. *	858	37,778
Diodes, Inc. *	800	18,840
DSP Group, Inc. *	2,788	21,161
Energy Conversion Devices, Inc. *(a)	4,881	5,125
Exar Corp. *	4,111	27,174
Fairchild Semiconductor International, Inc. *	6,909	103,704
FormFactor, Inc. *	8,800	80,872
GigOptix, Inc. *	726	1,561
GSI Technology, Inc. *	2,200	14,124
Ikanos Communications, Inc. *	4,200	5,292
Integrated Device Technology, Inc. *	14,800	101,232
Integrated Silicon Solution, Inc. *	4,156	36,947
International Rectifier Corp. *	4,200	107,898
Intersil Corp., Class A	20,183	243,205
IXYS Corp. *	1,497	20,419
Kopin Corp. *	10,700	46,010
Lattice Semiconductor Corp. *	6,048	37,498
LTX-Credence Corp. *	197	1,416
Mattson Technology, Inc. *(a)	2,800	4,872
MEMC Electronic Materials, Inc. *	6,897	51,176
MKS Instruments, Inc.	5,161	128,767
Monolithic Power Systems, Inc. *	2,400	32,376
MoSys, Inc. *	763	4,067
Nanometrics, Inc. *	2,920	49,319
PDF Solutions, Inc. *	512	3,072
Pericom Semiconductor Corp. *	2,319	18,969
Photronics, Inc. *	8,448	63,191
PLX Technology, Inc. *	1,044	3,560
Rudolph Technologies, Inc. *	3,647	31,328
Sigma Designs, Inc. *	4,485	38,347
Silicon Image, Inc. *	2,235	12,806
Standard Microsystems Corp. *	1,845	43,653
SunPower Corp., Class B *	859	13,022
SunPower Corp., Class A *	233	4,574
TriQuint Semiconductor, Inc. *	9,900	74,448
Ultratech, Inc. *	791	20,843
Zoran Corp. *	5,400	44,820

		1,841,476

Software 0.3%
Accelrys, Inc. *	741	5,387
EPIQ Systems, Inc.	3,461	44,716
ePlus, Inc. *	869	23,055
Fair Isaac Corp.	286	8,509
JDA Software Group, Inc. *	1,200	33,552
Mentor Graphics Corp. *	1,636	18,699
Pervasive Software, Inc. *	500	3,670
S1 Corp. *	1,100	10,340
Smith Micro Software, Inc. *	2,700	9,612
Take-Two Interactive Software, Inc. *	1,400	18,886
TeleCommunication Systems, Inc.,
Class A *	5,080	25,806
THQ, Inc. *	7,500	19,988

		222,220

Specialty Retail 5.6%
Aaron’s, Inc.	1,726	43,512
AC Moore Arts & Crafts, Inc. *	2,110	3,904
America’s Car-Mart, Inc. *	1,155	39,085
Asbury Automotive Group, Inc. *	5,549	119,470
Ascena Retail Group, Inc. *	1,300	42,016
AutoNation, Inc. *(a)	10,100	379,861
Barnes & Noble, Inc. (a)	6,100	106,140
Bebe Stores, Inc.	13,800	102,258
Books-A-Million, Inc. (a)	1,500	4,635
Borders Group, Inc. *(a)	816	17
Brown Shoe Co., Inc.	3,200	32,320
Build-A-Bear Workshop, Inc. *	2,800	17,332
Cabela’s, Inc. *	12,400	339,264
Cache, Inc. *	1,656	9,605
Casual Male Retail Group, Inc. *	2,800	11,788
Charming Shoppes, Inc. *	19,050	78,105
Christopher & Banks Corp.	2,510	15,813
Citi Trends, Inc. *	115	1,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Coldwater Creek, Inc. *(a)	3,400	$4,284
Collective Brands, Inc. *	5,680	66,910
Conn’s, Inc. *	2,682	22,073
Cost Plus, Inc. *(a)	108	960
Finish Line, Inc. (The), Class A	4,700	100,110
Foot Locker, Inc.	8,700	189,051
GameStop Corp., Class A *	24,622	580,587
Genesco, Inc. *	1,600	82,880
Golfsmith International Holdings, Inc. *	700	2,905
Group 1 Automotive, Inc.	2,600	123,838
Haverty Furniture Cos., Inc.	2,423	26,871
HOT Topic, Inc.	8,000	59,760
Lithia Motors, Inc., Class A	2,482	51,228
MarineMax, Inc. *	3,300	30,327
Men’s Wearhouse, Inc. (The)	3,215	105,420
New York & Co., Inc. *	3,308	18,062
Office Depot, Inc. *	15,400	58,212
Pacific Sunwear of California, Inc. *(a)	7,300	20,367
Penske Automotive Group, Inc.	10,729	237,433
PEP Boys-Manny Moe & Jack	8,800	94,600
Rent-A-Center, Inc.	4,000	108,200
Shoe Carnival, Inc. *	1,168	36,897
Sonic Automotive, Inc., Class A (a)	2,076	32,531
Stage Stores, Inc.	2,400	42,720
Stein Mart, Inc.	6,627	62,957
Systemax, Inc. *	1,727	28,133
Tandy Leather Factory, Inc. *	200	1,022
Trans World Entertainment Corp. *	2,150	4,407
West Marine, Inc. *	2,342	24,006
Wet Seal, Inc. (The), Class A *	17,716	86,631
Zale Corp. *(a)	3,300	18,513

		3,668,633

Textiles, Apparel & Luxury Goods 1.2%
Charles & Colvard Ltd. *(a)	208	510
Columbia Sportswear Co.	1,675	96,145
Delta Apparel, Inc. *	158	3,108
G-III Apparel Group Ltd. *	600	18,522
Heelys, Inc. *	2,200	4,950
Iconix Brand Group, Inc. *	10,755	250,914
Jones Group, Inc. (The)	3,200	41,408
Kenneth Cole Productions, Inc., Class A *	1,000	12,760
K-Swiss, Inc., Class A *	2,300	24,518
Lacrosse Footwear, Inc.	132	1,835
Lakeland Industries, Inc. *	200	1,648
Lazare Kaplan International, Inc. *	300	669
Movado Group, Inc.	2,510	40,612
Perry Ellis International, Inc. *	1,600	37,392
PVH Corp.	96	6,869
Quiksilver, Inc. *	24,300	127,818
RG Barry Corp.	700	7,959
Rocky Brands, Inc. *	779	9,917
Skechers U.S.A., Inc., Class A *	2,600	43,290
Tandy Brands Accessories, Inc. *	500	1,045
Timberland Co. (The), Class A *	974	41,677
Unifi, Inc. *	1,933	24,800

		798,366

Thrifts & Mortgage Finance 3.1%
Abington Bancorp, Inc.	2,499	24,765
Astoria Financial Corp.	13,915	162,110
Atlantic Coast Financial Corp. *	235	1,283
Bank Mutual Corp.	1,300	4,823
BankAtlantic Bancorp, Inc., Class A *(a)	8,887	9,154
BankFinancial Corp.	2,414	19,674
Beneficial Mutual Bancorp, Inc. *	6,413	50,214
Berkshire Hills Bancorp, Inc.	2,164	47,428
BofI Holding, Inc. *	1,029	14,401
Capitol Federal Financial, Inc.	622	7,116
Dime Community Bancshares	2,804	39,396
Doral Financial Corp. *	6,100	10,675
ESSA Bancorp, Inc.	1,800	20,700
Federal Agricultural Mortgage Corp., Class C (a)	1,000	20,200
First Defiance Financial Corp. *	300	4,398
First Financial Holdings, Inc.	1,498	12,448
First Financial Northwest, Inc. *(a)	2,600	12,766
First Niagara Financial Group, Inc.	11,646	142,663
First Pactrust Bancorp, Inc. (a)	875	12,950
First Place Financial Corp. *	367	279
Flushing Financial Corp.	2,847	35,075
Fox Chase Bancorp, Inc.	103	1,377
Home Federal Bancorp, Inc.	2,100	22,449
HopFed Bancorp, Inc.	306	2,476
Kaiser Federal Financial Group, Inc.	75	958
Louisiana Bancorp, Inc. *	600	9,180
Meridian Interstate Bancorp, Inc. *	203	2,716
MGIC Investment Corp. *	13,300	52,934
Northeast Community Bancorp, Inc.	300	1,998
Northwest Bancshares, Inc.	8,802	108,177
OceanFirst Financial Corp.	2,156	28,998
Ocwen Financial Corp. *	10,600	136,634
Oritani Financial Corp.	800	10,352
People’s United Financial, Inc.	43,861	556,157
PMI Group, Inc. (The) *(a)	9,381	9,381
Provident Financial Holdings, Inc.	1,200	10,188
Provident Financial Services, Inc.	7,000	97,020
Provident New York Bancorp	1,147	8,648
Radian Group, Inc. (a)	9,800	31,066
Riverview Bancorp, Inc. *	670	2,030
SI Financial Group, Inc.	987	10,018
Territorial Bancorp, Inc.	400	8,352
Tree.com, Inc. *	1,200	6,684
United Community Financial Corp. *	763	855
United Financial Bancorp, Inc.	1,900	29,621
ViewPoint Financial Group	1,784	23,228
Washington Federal, Inc.	9,272	156,789
Waterstone Financial, Inc. *	1,700	4,284
Westfield Financial, Inc.	3,232	26,179

		2,011,267

Tobacco 0.2%
Alliance One International, Inc. *	14,488	47,666
Universal Corp.	2,600	95,472

		143,138

Trading Companies & Distributors 1.5%
Aceto Corp.	2,896	17,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors (continued)
Aircastle Ltd.	3,600	$41,220
Applied Industrial Technologies, Inc.	1,400	44,688
CAI International, Inc. *	1,141	20,025
Empire Resources, Inc.	300	1,188
GATX Corp.	8,300	327,269
H&E Equipment Services, Inc. *	5,866	70,392
Interline Brands, Inc. *	3,418	57,183
Rush Enterprises, Inc., Class A *	1,458	29,145
TAL International Group, Inc.	6,000	185,640
Titan Machinery, Inc. *	2,944	77,751
WESCO International, Inc. *	1,700	86,173

		958,340

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	321	2,895
Pennichuck Corp.	92	2,627
SJW Corp.	639	15,029

		20,551

Wireless Telecommunication Services 0.4%
FiberTower Corp. *(a)	2,283	2,557
Leap Wireless International, Inc. *	5,300	71,338
Telephone & Data Systems, Inc.	2,300	65,228
Telephone & Data Systems, Inc.—Special Shares	2,100	52,332
United States Cellular Corp. *	1,808	79,895
USA Mobility, Inc.	39	644

		271,994

Total Common Stocks (cost $64,358,894)		65,787,295

Repurchase Agreements 4.6%

	Principal Amount	Market Value
Barclays Capital, 0.14%, dated 07/29/11, due 08/01/11, repurchase price $460,772, collateralized by U.S. Treasury Securities ranging from 0.63%-3.88%, maturing 07/15/15-04/15/29; total market value $469,982. (c)	$460,766	460,766
Goldman Sachs & Co., 0.20%, dated 07/29/11, due 08/01/11, repurchase price $2,546,839, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%-14.00%, maturing 09/20/11-07/20/41; total market value $2,597,733. (c)	2,546,797	2,546,797

Total Repurchase Agreements (cost $3,007,563)		3,007,563

Total Investments (cost $67,366,457) (d) — 104.9%		68,794,858
Liabilities in excess of other assets — (4.9)%		(3,184,614)

NET ASSETS — 100.0%		$65,610,244

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $2,904,827.
(b)	Fair Valued Security.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2011, was $3,007,563.
(d)	At July 31, 2011, the tax basis cost of the Fund’s investments was $67,366,506, tax unrealized appreciation and depreciation were $8,378,377 and $(6,950,025), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
SA	Stock Company
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$928,524	$—	$—	$928,524
Air Freight & Logistics	260,139	—	—	260,139
Airlines	283,991	—	—	283,991
Auto Components	360,766	—	—	360,766
Beverages	605,084	—	—	605,084
Biotechnology	74,681	—	—	74,681
Building Products	662,516	—	—	662,516
Capital Markets	1,089,520	—	—	1,089,520
Chemicals	1,903,849	—	—	1,903,849
Commercial Banks	5,966,688	—	—	5,966,688
Commercial Services & Supplies	1,293,254	—	—	1,293,254
Communications Equipment	1,570,348	—	—	1,570,348
Computers & Peripherals	365,586	—	—	365,586
Construction & Engineering	1,329,317	—	—	1,329,317
Construction Materials	69,129	—	—	69,129
Consumer Finance	399,044	—	—	399,044
Containers & Packaging	395,234	—	—	395,234
Distributors	59,068	—	—	59,068
Diversified Consumer Services	413,527	—	—	413,527
Diversified Financial Services	1,066,938	—	—	1,066,938
Diversified Telecommunication Services	78,482	—	—	78,482
Electrical Equipment	658,157	—	—	658,157
Electronic Equipment, Instruments & Components	2,283,580	—	—	2,283,580
Energy Equipment & Services	3,078,409	—	—	3,078,409
Food & Staples Retailing	569,440	—	—	569,440
Food Products	1,507,809	—	—	1,507,809
Health Care Equipment & Supplies	1,494,062	—	—	1,494,062
Health Care Providers & Services	1,947,231	—	—	1,947,231
Health Care Technology	47,055	—	—	47,055
Hotels, Restaurants & Leisure	1,459,019	—	—	1,459,019
Household Durables	1,717,011	—	—	1,717,011
Household Products	63,416	—	—	63,416
Independent Power Producers & Energy Traders	183,754	—	—	183,754
Industrial Conglomerates	37,018	—	—	37,018
Information Technology Services	545,490	—	—	545,490
Insurance	6,106,736	—	—	6,106,736
Internet & Catalog Retail	46,466	—	—	46,466
Internet Software & Services	708,984	—	—	708,984
Leisure Equipment & Products	153,740	—	—	153,740
Life Sciences Tools & Services	110,131	—	—	110,131
Machinery	2,157,951	—	—	2,157,951
Marine	421,910	—	—	421,910
Media	2,187,203	—	—	2,187,203
Metals & Mining	1,781,346	—	—	1,781,346
Multiline Retail	642,048	—	—	642,048
Oil, Gas & Consumable Fuels	3,777,368	—	—	3,777,368
Paper & Forest Products	961,374	—	—	961,374
Personal Products	147,082	—	—	147,082

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Pharmaceuticals	$294,995	$—	$—	$294,995
Professional Services	552,750	—	—	552,750
Real Estate Management & Development	100,497	—	—	100,497
Road & Rail	933,593	—	—	933,593
Semiconductors & Semiconductor Equipment	1,841,476	—	—	1,841,476
Software	222,220	—	—	222,220
Specialty Retail	3,668,633	—	—	3,668,633
Textiles, Apparel & Luxury Goods	798,366	—	—	798,366
Thrifts & Mortgage Finance	2,011,267	—	—	2,011,267
Tobacco	143,138	—	—	143,138
Trading Companies & Distributors	958,340	—	—	958,340
Water Utilities	20,551	—	—	20,551
Wireless Telecommunication Services	271,994	—	—	271,994

Total Common Stocks	$65,787,295	$—	$—	$65,787,295

Repurchase Agreements	—	3,007,563	—	3,007,563

Total	$65,787,295	$3,007,563	$—	$68,794,858

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(105)	(105)
Purchases	—	—
Sales
Transfers Into Level 3	105	105
Transfers Out of Level 3	—	—

Balance as of 07/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(105)	$(105)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 common stock investments presented above includes a common stock, valued at $105 as of October 31, 2010, that was transferred from Level 1 to Level 3 during the nine months ended July 31, 2011. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor. The investments are currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of July 31, 2011, the investments are valued at $0.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 89.8%

	Shares	Market Value
Alternative Assets 27.9%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	963,027	$9,620,636

Total Alternative Assets (cost $9,630,267)		9,620,636

Equity Funds 45.0%
Nationwide International Index Fund, Institutional Class (a)	462,838	3,512,942
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	169,188	2,608,880
Nationwide S&P 500 Index Fund, Institutional Class (a)	764,638	8,296,326
Nationwide Small Cap Index Fund, Institutional Class (a)	91,895	1,124,791

Total Equity Funds (cost $13,750,418)		15,542,939

Fixed Income Fund 14.1%
Nationwide Bond Index Fund, Institutional Class (a)	422,094	4,879,405

Total Fixed Income Fund (cost $4,747,342)		4,879,405

Money Market Fund 2.8%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	956,917	956,917

Total Money Market Fund (cost $956,917)		956,917

Total Mutual Funds (cost $29,084,944)		30,999,897

Exchange Traded Fund 10.3%

	Shares	Market Value
Fixed Income Fund 10.3%
Vanguard Short-Term Bond Index Fund, ETF Shares	43,550	3,544,970

Total Exchange Traded Fund (cost $3,510,858)		3,544,970

Total Investments (cost $32,595,802) (c) — 100.1%		34,544,867

Liabilities in excess of other assets — (0.1)%		(23,437)

NET ASSETS — 100.0%		$34,521,430

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $33,544,992, tax unrealized appreciation and depreciation were $1,014,149 and $(14,274), respectively.

ETF         Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$3,544,970	$—	$—	$3,544,970
Mutual Funds	30,999,897	—	—	30,999,897

Total	$34,544,867	$—	$—	$34,544,867

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 92.5%

	Shares	Market Value
Alternative Assets 25.9%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	3,513,397	$35,098,831

Total Alternative Assets (cost $35,134,235)		35,098,831

Equity Funds 50.5%
Nationwide International Index Fund, Institutional Class (a)	2,304,700	17,492,675
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	751,915	11,594,528
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,101,954	33,656,201
Nationwide Small Cap Index Fund, Institutional Class (a)	476,050	5,826,857

Total Equity Funds (cost $55,005,615)		68,570,261

Fixed Income Fund 15.2%
Nationwide Bond Index Fund, Institutional Class (a)	1,789,665	20,688,533

Total Fixed Income Fund (cost $19,945,525)		20,688,533

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,250,421	1,250,421

Total Money Market Fund (cost $1,250,421)		1,250,421

Total Mutual Funds (cost $111,335,796)		125,608,046

Exchange Traded Fund 7.5%

	Shares	Market Value
Fixed Income Fund 7.5%
Vanguard Short-Term Bond Index Fund, ETF Shares	124,566	10,139,673

Total Exchange Traded Fund (cost $9,966,254)		10,139,673

Total Investments (cost $121,302,050) (c) — 100.0%		135,747,719
Liabilities in excess of other assets — 0.0%†		(40,131)

NET ASSETS — 100.0%		$135,707,588

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $125,024,720, tax unrealized appreciation and depreciation were $10,767,481 and $(44,482), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$10,139,673	$—	$—	$10,139,673
Mutual Funds	125,608,046	—	—	125,608,046

Total	$135,747,719	$—	$—	$135,747,719

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “ —” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 95.4%

	Shares	Market Value
Alternative Assets 20.1%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	3,209,962	$32,067,525

Total Alternative Assets (cost $32,099,602)		32,067,525

Equity Funds 58.3%
Nationwide International Index Fund, Institutional Class (a)	3,310,357	25,125,611
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	981,115	15,128,786
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,905,478	42,374,432
Nationwide Small Cap Index Fund, Institutional Class (a)	827,271	10,125,794

Total Equity Funds (cost $76,683,714)		92,754,623

Fixed Income Fund 16.1%
Nationwide Bond Index Fund, Institutional Class (a)	2,223,917	25,708,476

Total Fixed Income Fund (cost $24,832,355)		25,708,476

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,465,690	1,465,690

Total Money Market Fund (cost $1,465,690)		1,465,690

Total Mutual Funds (cost $135,081,361)		151,996,314

Exchange Traded Fund 4.6%

	Shares	Market Value

Fixed Income Fund 4.6%
Vanguard Short-Term Bond Index Fund, ETF Shares	91,154	7,419,936

Total Exchange Traded Fund (cost $7,293,497)		7,419,936

Total Investments (cost $142,374,858) (c) — 100.0%		159,416,250
Liabilities in excess of other assets — 0.0%†		(77,830)

NET ASSETS — 100.0%		$159,338,420

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $145,910,244, tax unrealized appreciation and depreciation were $13,544,713 and $(38,707), respectively.
†	Amount rounds to less than 0.1%

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$7,419,936	$—	$—	$7,419,936
Mutual Funds	151,996,314	—	—	151,996,314

Total	$159,416,250	$—	$—	$159,416,250

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 97.3%

	Shares	Market Value
Alternative Assets 18.1%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	2,634,162	$26,315,275

Total Alternative Assets (cost $26,341,550)		26,315,275

Equity Funds 66.1%
Nationwide International Index Fund, Institutional Class (a)	3,194,672	24,247,561
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,088,339	16,782,183
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,959,690	42,962,637
Nationwide Small Cap Index Fund, Institutional Class (a)	1,001,051	12,252,869

Total Equity Funds (cost $79,118,705)		96,245,250

Fixed Income Fund 12.2%
Nationwide Bond Index Fund, Institutional Class (a)	1,540,492	17,808,086

Total Fixed Income Fund (cost $17,202,756)		17,808,086

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,329,749	1,329,749

Total Money Market Fund (cost $1,329,749)		1,329,749

Total Mutual Funds (cost $123,992,760)		141,698,360

Exchange Traded Fund 2.8%

	Shares	Market Value
Fixed Income Fund 2.8%
Vanguard Short-Term Bond Index Fund, ETF Shares	49,913	4,062,918

Total Exchange Traded Fund (cost $3,996,228)		4,062,918

Total Investments (cost $127,988,988) (c) — 100.1%		145,761,278
Liabilities in excess of other assets — (0.1)%		(108,689)

NET ASSETS — 100.0%		$145,652,589

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $130,978,418, tax unrealized appreciation and depreciation were $14,813,542 and $(30,682), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$4,062,918	$—	$—	$4,062,918
Mutual Funds	141,698,360	—	—	141,698,360

Total	$145,761,278	$—	$—	$145,761,278

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 16.1%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	2,530,892	$25,283,606

Total Alternative Assets (cost $25,308,899)		25,283,606

Equity Funds 72.8%
Nationwide International Index Fund, Institutional Class (a)	4,017,336	30,491,581
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,269,182	19,570,779
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,524,353	49,089,234
Nationwide Small Cap Index Fund, Institutional Class (a)	1,203,660	14,732,796

Total Equity Funds (cost $89,984,524)		113,884,390

Fixed Income Fund 10.3%
Nationwide Bond Index Fund, Institutional Class (a)	1,386,042	16,022,645

Total Fixed Income Fund (cost $15,436,937)		16,022,645

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,420,101	1,420,101

Total Money Market Fund (cost $1,420,101)		1,420,101

Total Mutual Funds (cost $132,150,461)		156,610,742

Total Investments (cost $132,150,461) (c) — 100.1%		156,610,742
Liabilities in excess of other assets — (0.1)%		(114,473)

NET ASSETS — 100.0%		$156,496,269

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $135,680,643, tax unrealized appreciation and depreciation were $20,959,035 and $(28,936), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$156,610,742	$—	$—	$156,610,742

Total	$156,610,742	$—	$—	$156,610,742

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 14.3%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	1,150,280	$11,491,297

Total Alternative Assets (cost $11,502,881)		11,491,297

Equity Funds 75.5%
Nationwide International Index Fund, Institutional Class (a)	2,265,665	17,196,397
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	702,000	10,824,842
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,240,701	24,311,607
Nationwide Small Cap Index Fund, Institutional Class (a)	683,735	8,368,912

Total Equity Funds (cost $50,859,630)		60,701,758

Fixed Income Fund 9.4%
Nationwide Bond Index Fund, Institutional Class (a)	651,755	7,534,290

Total Fixed Income Fund (cost $7,292,939)		7,534,290

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	728,052	728,052

Total Money Market Fund (cost $728,052)		728,052

Total Mutual Funds (cost $70,383,502)		80,455,397

Total Investments (cost $70,383,502) (c) — 100.1%		80,455,397
Liabilities in excess of other assets — (0.1)%		(55,575)

NET ASSETS — 100.0%		$80,399,822

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $72,051,052, tax unrealized appreciation and depreciation were $8,417,843 and $(13,498), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$80,455,397	$—	$—	$80,455,397

Total	$80,455,397	$—	$—	$80,455,397

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 15.2%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	990,082	$9,890,916

Total Alternative Assets (cost $9,900,865)		9,890,916

Equity Funds 78.4%
Nationwide International Index Fund, Institutional Class (a)	1,911,408	14,507,591
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	567,062	8,744,094
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,808,787	19,625,338
Nationwide Small Cap Index Fund, Institutional Class (a)	662,066	8,103,685

Total Equity Funds (cost $41,959,766)		50,980,708

Fixed Income Fund 5.6%
Nationwide Bond Index Fund, Institutional Class (a)	314,681	3,637,719

Total Fixed Income Fund (cost $3,517,735)		3,637,719

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	587,836	587,836

Total Money Market Fund (cost $587,836)		587,836

Total Mutual Funds (cost $55,966,202)		65,097,179

Total Investments (cost $55,966,202) (c) — 100.1%		65,097,179
Liabilities in excess of other assets — (0.1)%		(49,224)

NET ASSETS — 100.0%		$65,047,955

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $57,372,351, tax unrealized appreciation and depreciation were $7,736,306 and $(11,478), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$65,097,179	$—	$—	$65,097,179

Total	$65,097,179	$—	$—	$65,097,179

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 16.3%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	526,211	$5,256,846

Total Alternative Assets (cost $5,262,083)		5,256,846

Equity Funds 78.2%
Nationwide International Index Fund, Institutional Class (a)	941,563	7,146,460
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	279,694	4,312,883
Nationwide S&P 500 Index Fund, Institutional Class (a)	893,113	9,690,278
Nationwide Small Cap Index Fund, Institutional Class (a)	326,578	3,997,309

Total Equity Funds (cost $21,238,755)		25,146,930

Fixed Income Fund 4.7%
Nationwide Bond Index Fund, Institutional Class (a)	129,554	1,497,648

Total Fixed Income Fund (cost $1,454,259)		1,497,648

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	289,965	289,965

Total Money Market Fund (cost $289,965)		289,965

Total Mutual Funds (cost $28,245,062)		32,191,389

Total Investments (cost $28,245,062) (c) — 100.1%		32,191,389
Liabilities in excess of other assets — (0.1)%		(24,095)

NET ASSETS — 100.0%		$32,167,294

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $29,305,546, tax unrealized appreciation and depreciation were $2,892,484 and $(6,641), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$32,191,389	$—	$—	$32,191,389

Total	$32,191,389	$—	$—	$32,191,389

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%
	Shares	Market Value
Alternative Assets 17.3%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	713,104	$7,123,905

Total Alternative Assets (cost $7,131,153)		7,123,905

Equity Funds 78.2%
Nationwide International Index Fund, Institutional Class (a)	1,261,122	9,571,918
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	359,749	5,547,336
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,108,092	12,022,796
Nationwide Small Cap Index Fund, Institutional Class (a)	420,308	5,144,565

Total Equity Funds (cost $25,479,369)		32,286,615

Fixed Income Fund 3.7%
Nationwide Bond Index Fund, Institutional Class (a)	132,476	1,531,427

Total Fixed Income Fund (cost $1,477,454)		1,531,427

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	372,020	372,020

Total Money Market Fund (cost $372,020)		372,020

Total Mutual Funds (cost $34,459,996)		41,313,967

Total Investments (cost $34,459,996) (c) — 100.1%		41,313,967
Liabilities in excess of other assets — (0.1)%		(30,318)

NET ASSETS — 100.0%		$41,283,649

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $35,384,286, tax unrealized appreciation and depreciation were $5,937,904 and $(8,223), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$41,313,967	$—	$—	$41,313,967

Total	$41,313,967	$—	$—	$41,313,967

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2011 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 17.5%
Nationwide Alternatives Allocation Fund, Institutional Class *(a)	22,203	$221,805

Total Alternative Assets (cost $222,032)		221,805

Equity Funds 77.5%
Nationwide International Index Fund, Institutional Class (a)	39,907	302,890
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,694	164,897
Nationwide S&P 500 Index Fund, Institutional Class (a)	33,937	368,221
Nationwide Small Cap Index Fund, Institutional Class (a)	12,189	149,194

Total Equity Funds (cost $966,469)		985,202

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class (a)	4,395	50,808

Total Fixed Income Fund (cost $49,734)		50,808

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	12,190	12,190

Total Money Market Fund (cost $12,190)		12,190

Total Mutual Funds (cost $1,250,425)		1,270,005

Total Investments (cost $1,250,425) (c) — 100.0%		1,270,005
Liabilities in excess of other assets — 0.0%†		(444)

NET ASSETS — 100.0%		$1,269,561

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2011.
(c)	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,250,425, tax unrealized appreciation and depreciation were $19,807 and $(227), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2011 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,270,005	$—	$—	$1,270,005

Total	$1,270,005	$—	$—	$1,270,005

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 28, 2011

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 28, 2011